          As filed with the Securities and Exchange Commission on April 30, 2010

                                           REGISTRATION NOS. 333-25549/811-02441
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                      -----------------------------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

               Pre-Effective Amendment No.     [ ]

               Post Effective Amendment No. 17 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

               Amendment No. 124               [X]

                      -----------------------------------

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                   2727-A ALLEN PARKWAY, HOUSTON, TEXAS 77019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (713) 831-8470
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                      -----------------------------------

                        AMERICAN HOME ASSURANCE COMPANY
                              (NAME OF GUARANTOR)

                      175 WATER STREET, NEW YORK, NY 10038
        (ADDRESS OF GUARANTOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                 (212) 770-7000
              (GUARANTOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                      -----------------------------------

                             LAUREN W. JONES, ESQ.
                      AMERICAN GENERAL LIFE COMPANIES, LLC
                    2929 ALLEN PARKWAY, HOUSTON, TEXAS 77019
(NAME AND ADDRESS OF AGENT FOR SERVICE FOR REGISTRANT, DEPOSITOR AND GUARANTORS)

                      -----------------------------------

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on [date] pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a) (1) of Rule 485

[ ]  on [date] pursuant to paragraph (a) (1) of Rule 485

Title of Securities Being Registered: (i) Units of interest in American General Life Insurance Company Separate Account D under variable annuity contracts, and
(ii) a guarantee related to insurance obligations under certain of those contracts.

================================================================================

                           WM STRATEGIC ASSET MANAGER
                                   PROSPECTUS
                                  MAY 1, 2010
                 FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL
                     DEFERRED ANNUITY CONTRACTS OFFERED BY
                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                       ANNUITY ADMINISTRATION DEPARTMENT
                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257


American General Life Insurance Company ("AGL") is offering the flexible payment variable and fixed individual deferred annuity contracts (the "Contracts") described in this Prospectus. You may use AGL's Separate Account D ("Separate Account") for a variable investment return under the Contracts based on one or more of the following mutual funds that are a part of Principal Variable Contracts Funds, Inc. ("PVC"), a series mutual fund advised by Principal Management Corporation.




STRATEGIC ASSET MANAGEMENT ("SAM")PORTFOLIOS        ACCOUNTS
--------------------------------------------        -------------------------------------------------------------------------------
-    SAM Balanced Portfolio                         -    Diversified International Account
-    SAM Conservative Balanced Portfolio            -    Equity Income Account
-    SAM Conservative Growth Portfolio              -    Income Account
-    SAM Flexible Income Portfolio                  -    LargeCap Blend Account II
-    SAM Strategic Growth Portfolio                 -    LargeCap Growth Account
                                                    -
                                                    -    Money Market Account
                                                    -    Short-Term Income Account
                                                    -    SmallCap Growth Account II
                                                    -    Mortgage Securities Account
                                                    -    Principal Capital Appreciation Account (formerly named West Coast Equity
                                                         Account)

Each of the mutual fund series offers Class I shares. You may also use AGL's guaranteed interest option. This option currently has one Guarantee Period, with a guaranteed interest rate.

We have designed this Prospectus to provide you with information that you should have before investing in the Contracts. Please read the Prospectus carefully and keep it for future reference. You should rely only on the information contained in this document and the current prospectus of PVC.

For additional information about the Contracts, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 1, 2010. We have filed the SAI with the Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. The "Contents" of the SAI appears at the end of this variable annuity Prospectus. You may obtain a free copy of the SAI if you write or call AGL's Annuity Administration Department, PO Box 1401, Houston Texas 77251-1401. The telephone number is 1-800-277-0914. You may also obtain the SAI through the SEC's Web site at http://www.sec.gov.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES.

The Contracts are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable annuity is subject to investment risks, including possible loss of principal investment.

                               TABLE OF CONTENTS

DEFINITIONS..........................................................................................      3
FEE TABLE............................................................................................      5
SUMMARY OF CONTRACT PROVISIONS.......................................................................      6
         Minimum Investment Requirements.............................................................      7
         Purchase Payment Accumulation...............................................................      7
         Fixed and Variable Annuity Payments.........................................................      7
         Changes in Allocations Among Divisions and Guarantee Periods................................      7
         Surrenders and Withdrawals..................................................................      8
         Cancellation Right..........................................................................      8
         Death Proceeds..............................................................................      8
         Limitations Imposed by Retirement Plans and Employers.......................................      8
         Communications to Us........................................................................      8
         Financial and Performance Information.......................................................      8
SELECTED ACCUMULATION UNIT DATA (UNAUDITED)..........................................................      9
FINANCIAL INFORMATION................................................................................     10
AGL..................................................................................................     10
AMERICAN HOME ASSURANCE COMPANY......................................................................     11
SEPARATE ACCOUNT D...................................................................................     11
THE SERIES...........................................................................................     11
         Voting Privileges...........................................................................     12
THE FIXED ACCOUNT....................................................................................     13
         Guarantee Periods...........................................................................     13
         Crediting Interest..........................................................................     14
         New Guarantee Periods.......................................................................     14
CONTRACT ISSUANCE AND PURCHASE PAYMENTS..............................................................     14
         Payments....................................................................................     14
         Minimum Requirements........................................................................     14
OWNER ACCOUNT VALUE..................................................................................     15
         Variable Account Value......................................................................     15
         Fixed Account Value.........................................................................     15
TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL
     WITHDRAWAL OF OWNER ACCOUNT VALUE...............................................................     16
         Transfers...................................................................................     16
         Automatic Rebalancing.......................................................................     17
         Market Timing...............................................................................     17
         Surrenders..................................................................................     18
         Partial Withdrawals.........................................................................     18
ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS...........................................................     18
         Annuity Commencement Date...................................................................     18
         Application of Owner Account Value..........................................................     19
         Fixed and Variable Annuity Payments.........................................................     19
         Annuity Payment Options.....................................................................     19
         Election of Annuity Payment Option..........................................................     20
         Available Annuity Payment Options...........................................................     20
         Transfers...................................................................................     21
DEATH PROCEEDS.......................................................................................     21
         Death Proceeds Before the Annuity Commencement Date.........................................     21
         Death Proceeds After the Annuity Commencement Date..........................................     22
         Proof of Death..............................................................................     23
CHARGES UNDER THE CONTRACTS..........................................................................     23
         Premium Taxes...............................................................................     23
         Surrender Charge............................................................................     23
         Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before
              February 15, 2000......................................................................     24
         Special Surrender Charge Rules for Contracts Issued Before October 2, 1998..................     25
         Transfer Charges............................................................................     26
         Annual Contract Fee.........................................................................     26
         Charge to the Separate Account..............................................................     26
         Miscellaneous...............................................................................     26

         Systematic Withdrawal Plan..................................................................     26
         One-Time Reinstatement Privilege............................................................     27
         Reduction in Surrender Charges or Administrative Charges....................................     27
LONG-TERM CARE AND TERMINAL ILLNESS..................................................................     27
         Long-Term Care..............................................................................     27
         Terminal Illness............................................................................     27
OTHER ASPECTS OF THE CONTRACTS.......................................................................     27
         Owners, Annuitants, and Beneficiaries; Assignments..........................................     27
         Reports.....................................................................................     28
         Rights Reserved by Us.......................................................................     28
         Payment and Deferment.......................................................................     28
FEDERAL INCOME TAX MATTERS...........................................................................     29
         General.....................................................................................     29
         Non-Qualified Contracts.....................................................................     29
         Individual Retirement Annuities ("IRAs")....................................................     31
         Roth IRAs...................................................................................     32
         Simplified Employee Pension Plans...........................................................     32
         Simple Retirement Accounts..................................................................     32
         Other Qualified Plans.......................................................................     32
         Private Employer Unfunded Deferred Compensation Plans.......................................     33
         Economic Growth and Tax Relief Reconciliation Act of 2001...................................     34
         Federal Income Tax Withholding and Reporting................................................     34
         Taxes Payable by AGL and the Separate Account...............................................     34
DISTRIBUTION ARRANGEMENTS............................................................................     34
SERVICE AGREEMENTS...................................................................................     35
LEGAL MATTERS........................................................................................     35
OTHER INFORMATION ON FILE............................................................................     35
CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................................................     36

DEFINITIONS

WE, OUR AND US - American General Life Insurance Company ("AGL").

YOU AND YOUR - a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract. This is generally the Owner of a Contract.

ACCOUNT VALUE - the sum of your Fixed Account Value and your Variable Account Value after deduction of any fees. We may subtract certain other charges from your Account Value in the case of transfers or distribution of your Account Value.

ACCUMULATION UNIT - a measuring unit used in calculating your interest in a Division of Separate Account D before the Annuity Commencement Date.

ANNUITANT - the person named as annuitant in the application for a Contract and on whose life annuity payments may be based.

ANNUITY ADMINISTRATION DEPARTMENT - our annuity service center in our Home Office to which you should direct all purchase payments, requests, instructions and other communications. Our Annuity Administration Department mailing address is PO Box 1401, Houston, Texas 77251-1401.

ANNUITY COMMENCEMENT DATE - the date on which we begin making payments under an Annuity Payment Option, unless you elect a single sum payment instead.

ANNUITY PAYMENT OPTION - one of the ways in which you can request us to make annuity payments to you. An Annuity Payment Option will control the amount of each payment, how often we make payments, and for how long we make payments.

ANNUITY PERIOD - the period of time during which we make annuity payments under an Annuity Payment Option.

ANNUITY UNIT - a measuring unit used to calculate the amount of Variable Annuity Payments.

BENEFICIARY - the person who will receive any proceeds due under a Contract following the death of an Owner or an Annuitant.

CODE - the Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT - a person whom you designate under a Non-Qualified Contract to become the Annuitant if the Annuitant dies before the Annuity Commencement Date and the Contingent Annuitant is alive when the Annuitant dies.

CONTINGENT BENEFICIARY - a person whom you designate to receive any proceeds due under a Contract following the death of an Owner or an Annuitant, if the Beneficiary has died but the Contingent Beneficiary is alive when the proceeds become payable.

CONTRACT - an individual annuity Contract offered by this Prospectus.

CONTRACT ANNIVERSARY - each anniversary of the date of issue of the Contract.

CONTRACT YEAR - each year beginning with the date of issue of the Contract.

DIVISION - one of the several different investment options into which Separate Account D is divided. Each Division invests in shares of a Series.

FIXED ACCOUNT - the name of the investment option that allows you to allocate purchase payments to AGL's General Account.

FIXED ACCOUNT VALUE - the sum of your net purchase payments and transfers in the Fixed Account, plus accumulated interest, less any partial withdrawals and transfers you make out of the Fixed Account.

FIXED ANNUITY PAYMENTS - annuity payments that are fixed in amount and do not vary with the investment experience of any Division of Separate Account D.

GENERAL ACCOUNT - all assets of AGL other than those in Separate Account D or any other legally segregated separate account established by AGL.

GUARANTEED INTEREST RATE - the rate of interest we credit during any Guarantee Period, on an effective annual basis.

GUARANTEE PERIOD - the period for which we credit a Guaranteed Interest Rate.

HOME OFFICE - our office at the following address and phone number: American General Life Insurance Company, Annuity Administration Department, PO Box 1401, Houston, Texas 77251-1401; 1-800-277-0914 or 1-281-878-7409.

INVESTMENT COMPANY ACT OF 1940 ("1940 ACT") - a federal law governing the operations of investment companies such as the Series and the Separate Account.

NON-QUALIFIED - not eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

OWNER - the holder of record of a Contract, except that the employer or trustee may be the Owner of the Contract in connection with a retirement plan.

QUALIFIED - eligible for the kind of federal income tax treatment that occurs with retirement plans allowed by Sections 401, 403, 408 or 408A of the Code.

SEPARATE ACCOUNT - the segregated asset account of AGL named Separate Account D, which receives and invests purchase payments under the Contracts.

SERIES - an individual portfolio of a mutual fund that you may choose for investment under the Contracts. Currently, the Series are the Portfolios and the Funds of the WM Variable Trust.

SURRENDER CHARGE - a charge for sales expenses that we may assess when you surrender a Contract or receive payment of certain other amounts from a Contract.

VALUATION DATE - a day when we are open for business. However, a day is not a Valuation Date, if the Series in which a Division invests does not calculate the value of its shares on that day.

VALUATION PERIOD - the period that starts at the close of regular trading on the New York Stock Exchange on a Valuation Date and ends at the close of regular trading on the New York Stock Exchange on the next Valuation Date.

VARIABLE ACCOUNT VALUE - the sum of your account values in the Separate Account Divisions. Your account value in a Separate Account Division equals the value of a Division's Accumulation Unit multiplied by the number of Accumulation Units you have in that Division.

VARIABLE ANNUITY PAYMENTS - annuity payments that vary in amount based on the investment earnings and losses of one or more of the Divisions.

WRITTEN - signed, dated, and in a form satisfactory to us and received at our Home Office. (See "Summary of Contract Provisions - Communications to Us.") You must use special forms we or your sales representative provide to elect an Annuity Option or exercise your one-time reinstatement privilege.

FEE  TABLE

The following tables describe the fees and expenses that you may pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted if applicable.

Owner Transaction Charges

Front-End Sales Charge Imposed on Purchases...........................       0%
Maximum Surrender Charge(1)...........................................     7.0%
(computed as a percentage of purchase payments surrendered)
Transfer Fee..........................................................     $25(2)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Variable Account Option fees and expenses.

ANNUAL CONTRACT FEE(3) ................................................    $35

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Variable Account Value)


Mortality and Expense Risk Charge......................................    1.25%
Administrative Expense Charge..........................................    0.15%
                                                                           ----
Total Separate Account Annual Expenses.................................    1.40%
                                                                           ====

PORTFOLIO  AND  UNDERLYING  FUND  EXPENSES

The next table shows the minimum and maximum total operating expenses charged by the Mutual Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Mutual Fund's fees and expenses is contained in the prospectus for each Mutual Fund.

TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                              MINIMUM       MAXIMUM
----------------------------------------------------------------------------------       -------       -------
(Expenses that are deducted from the assets of a Mutual Fund, including management
  fees, distribution and/or service (12b-1) fees, and other expenses) ............        0.25%         1.02%

----------------

(1) This charge does not apply or is reduced under certain circumstances. See "Surrender Charge."

(2) You may make up to 12 transfers each Contract Year before the Annuity Commencement Date without charge, but additional transfers will be subject to a $25 charge.

(3) This charge is waived for cumulative premiums of $50,000 or more and does not apply during the Annuity Period.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses and the Variable Account Option fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses for a Variable Account Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) This example applies to Contract Owners who purchased their Contracts after February 14, 2000. The 15% free withdrawal under these Contracts is available in the first year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

                        1 YEAR   3 YEARS    5 YEARS   10 YEARS
                        ------   -------    -------   --------
Maximum ............     $849    $ 1,205    $ 1,672    $2,832
Minimum ............     $771    $   971    $ 1,279    $2,034

(2) This example applies to Contract Owners who purchased their Contracts after October 1, 1998 and before February 15, 2000. The 15% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

                        1 YEAR   3 YEARS    5 YEARS   10 YEARS
                        ------   -------    -------   --------
Maximum ............     $954    $ 1,205    $ 1,672    $2,832
Minimum ............     $876    $   971    $ 1,279    $2,034

(3) This example applies to Contract Owners who purchased their Contracts before October 2, 1998. The 10% free withdrawal under these Contracts is not available until the second year (see "Charges Under the Contracts" for more information). If you surrender your Contract at the end of the applicable time period:

                        1 YEAR   3 YEARS    5 YEARS   10 YEARS
                        ------   -------    -------   --------
Maximum ............     $954    $ 1,230    $ 1,692    $2,832
Minimum ............     $876    $   996    $ 1,299    $2,034

(4) If you do not surrender your Contract:

                        1 YEAR   3 YEARS    5 YEARS   10 YEARS
                        ------   -------    -------   --------
Maximum ............     $254    $   780    $ 1,332    $2,832
Minimum ............     $176    $   546    $   939    $2,034

Note: These examples should not be considered representations of past or future expenses for AGL Separate Account D or for any Series. Actual expenses may be greater or less than those shown above. Similarly, the 5% annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

SUMMARY OF CONTRACT PROVISIONS

You should read this summary together with the other information in this Prospectus.

The purpose of the Contracts is to provide retirement benefits through

     - the accumulation of purchase payments on a fixed or variable basis; and

     - the application of such accumulations to provide Fixed or Variable Annuity Payments.

MINIMUM INVESTMENT REQUIREMENTS

Your initial purchase payment must be at least $2,000, if you are buying a Qualified Contract, and $5,000, if you are buying a Non-Qualified Contract. (See "Federal Income Tax Matters" for a discussion of the various tax aspects involved in purchasing Qualified and Non-Qualified Contracts.) The amount of any subsequent purchase payment that you make must be at least $100. If your Account Value falls below $500, we may cancel your Contract and treat it as a full surrender. We also may transfer funds, without charge, from a Division (other than the Money Market Fund Division) or Guarantee Period under your Contract to the Money Market Fund Division, if the Account Value of that Division or Guarantee Period falls below $500. (See "Contract Issuance and Purchase Payments.")

Minimum Investment Requirements in Oregon. The preceding paragraph applies to all Contracts, including those purchased in Oregon. However, beginning November 20, 2000, if you purchase a Contract in Oregon, you may make only one purchase payment. The purchase payment is the sum of:

     -    the amount we receive on the date of issue of your Contract; and

     - any amount of transfers or exchanges which you already requested to be paid to us as of the date of issue, but we have not received by that date.

PURCHASE PAYMENT ACCUMULATION

We accumulate purchase payments on a variable or fixed basis until the Annuity Commencement Date.

For variable accumulation, you may allocate part or all of your Account Value to one or more of the 15 available Divisions of the Separate Account. Each Division invests solely in shares of one of 15 corresponding Series. (See "The Series.") The value of accumulated purchase payments allocated to a Division increases or decreases, as the value of the investments in a Series' shares increases or decreases, subject to reduction by charges and deductions. (See "Variable Account Value.")

For fixed accumulation, you may allocate part or all of your Account Value to one or more of the Guarantee Periods available in our Fixed Account at the time you make your allocation. Each Guarantee Period is for a different period of time and has a different Guaranteed Interest Rate. The value of accumulated purchase payments increases at the Guaranteed Interest Rate applicable to that Guarantee Period. (See "The Fixed Account.")

FIXED AND VARIABLE ANNUITY PAYMENTS

You may elect to receive Fixed or Variable Annuity Payments or a combination of Payments beginning on the Annuity Commencement Date. Fixed Annuity Payments are periodic payments from AGL in a fixed amount guaranteed by AGL. The amount of the Payments will depend on the Annuity Payment Option chosen, the age, and in some cases, the gender of the Annuitant, and the total amount of Account Value applied to the fixed Annuity Payment Option.

Variable Annuity Payments are similar to Fixed Annuity Payments, except that the amount of each periodic payment from AGL will vary reflecting the net investment return of the Division or Divisions you selected under your variable Annuity Payment Option. The payment for a given month will exceed the previous month's payment, if the net investment return for a given month exceeds the assumed interest rate used in the Contract's annuity tables. The monthly payment will be less than the previous payment, if the net investment return for a month is less than the assumed interest rate. The assumed interest rate used in the Contract's annuity tables is 3.5%. AGL may offer other forms of the Contract with a lower assumed interest rate and reserves the right to discontinue the offering of the higher interest rate form of Contract. (See "Annuity Period and Annuity Payment Options.")

CHANGES IN ALLOCATIONS AMONG DIVISIONS AND GUARANTEE PERIODS

Before the Annuity Commencement Date, you may change your allocation of future purchase payments to the various Divisions and Guarantee Periods, without charge.

In addition, you may reallocate your Account Value among the Divisions and Guarantee Periods before the Annuity Commencement Date. However, you are limited in the amount that you may transfer out of a Guarantee Period. See "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers," for these and other conditions of transfer.

After the Annuity Commencement Date, you may make transfers from a Division to another Division or to a fixed Annuity Payment Option. However, you may not make transfers from a fixed Annuity Payment Option. (See "Annuity Period and Annuity Payment Options - Transfers.")

SURRENDERS AND WITHDRAWALS

You may make a total surrender of or partial withdrawal from your Contract at any time before the Annuity Commencement Date by Written request to us. A surrender or partial withdrawal may require you to pay a Surrender Charge, and some surrenders and partial withdrawals may require you to pay tax penalties. (See "Surrenders and Partial Withdrawals.")

CANCELLATION RIGHT

You may cancel your Contract by delivering it or mailing it with a Written cancellation request to our Home Office or to your sales representative, before the close of business on the 10th day after you receive the Contract. In some states the Contract provides for a 20 or 30 day period.

We will refund to you, in most states, the sum of:

     -    your Account Value; and

     -    any premium taxes and Annual Contract Fee that have been deducted.

Some states require us to refund the sum of your purchase payments only if it is larger than the amount just described. In all other states, we refund the sum of your purchase payments.

DEATH PROCEEDS

If the Annuitant or Owner dies before the Annuity Commencement Date, we will pay a benefit to the Beneficiary. (See "Death Proceeds Before the Annuity Commencement Date.")

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

An employer or trustee who is the Owner under a retirement plan may limit certain rights you would otherwise have under a Contract. These limitations may restrict total and partial withdrawals, the amount or timing of purchase payments, the start of annuity payments, and the type of annuity options that you may select. You should familiarize yourself with the provisions of any retirement plan in which a Contract is used. We are not responsible for monitoring or assuring compliance with the provisions of any retirement plan.

COMMUNICATIONS TO US

You should include, in communications to us, your Contract number, your name, and, if different, the Annuitant's name. You may direct communications to the addresses and phone numbers on the first page of this Prospectus.

We will consider purchase payments or other communications to be received at our Home Office on the date we actually receive them, if they are in proper form. However, we will consider purchase payments to be received on the next Valuation Date if we receive them (1) after the close of regular trading on The New York Stock Exchange or (2) on a date that is not a Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

We include financial statements of AGL, American Home Assurance Company and the WM Strategic Asset Manager Divisions of Separate Account D in the SAI. (See "Contents of Statement of Additional Information.") The Separate Account financial statements include information only about the Divisions that invest in the Portfolios and Funds of PVC.

From time to time, the Separate Account may include in advertisements and other sales materials several types of performance information for the Divisions. This information may include "average annual total return," "total return," and "cumulative total return." The Money Market Fund Division may also advertise "effective yield."

SELECTED ACCUMULATION UNIT DATA (UNAUDITED)

The following tables show the Accumulation Unit ("AU") value for the Divisions available with the Contracts on the date purchase payments were first allocated to each Division. It also shows the Accumulation Unit values and the number of Accumulation Units outstanding at the end of each calendar year for the last ten years or since the Division began operations (May 5, 2000 for the MidCap Stock Account Division).


                                                                                                          NUMBER OF
                                               NUMBER OF UNITS                         UNIT      UNIT       UNITS
                       UNIT VALUE  UNIT VALUE  OUTSTANDING AT                        VALUE AT  VALUE AT  OUTSTANDING
DIVISION         YEAR    AT 1/1     AT 12/31       12/31           DIVISION    YEAR    1/1     AT 12/31    12/31
-------------    ----  ----------  ----------  ---------------  -------------  ----  --------  --------  -----------
                                                                Diversified
SAM Balanced                                                    International
Portfolio        2009   $  7.77      $ 9.49       4,200,867     Account        2009   $ 4.52    $ 5.67       162,556
                 2008   $ 10.68      $ 7.77       6,281,402                    2008   $ 8.52    $ 4.52       180,761
                 2007   $  9.97      $10.68      12,648,509                    2007   $ 7.44    $ 8.52       313,386
                 2006   $  9.14      $ 9.97      19,470,713                    2006   $ 6.26    $ 7.44       458,616
                 2005   $  8.74      $ 9.14      24,705,106                    2005   $ 5.39    $ 6.26       518,465
                 2004   $  8.05      $ 8.74      28,412,338                    2004   $ 4.81    $ 5.39       524,395
                 2003   $  6.65      $ 8.05      31,038,324                    2003   $ 3.60    $ 4.81       560,816
                 2002   $  7.39      $ 6.65      34,906,845                    2002   $ 4.33    $ 3.60       643,141
                 2001   $  7.49      $ 7.39      40,969,356                    2001   $ 5.34    $ 4.33       781,328
                 2000   $  7.56      $ 7.49      32,836,154                    2000   $ 6.76    $ 5.34       915,393
SAM
Conservative
Balanced
Portfolio (3)    2009   $  6.08      $ 7.26         338,594
                 2008   $  7.63      $ 6.08         476,048
                 2007   $  7.20      $ 7.63         908,866
                 2006   $  6.71      $ 7.20       1,493,185
                 2005   $  6.50      $ 6.71       1,931,866
                 2004   $  6.09      $ 6.50       2,164,179
                 2003   $  5.28      $ 6.09       2,035,585
                 2002   $  5.48      $ 5.28       2,261,547
                 2001   $  5.42      $ 5.48       2,351,794
                 2000   $  5.24      $ 5.42       1,499,026
SAM
Conservative                                                    Money
Growth                                                          Market
Portfolio        2009   $  7.48      $ 9.27       3,081,473     Account        2009   $ 6.23    $ 6.15       547,566
                 2008   $ 11.34      $ 7.48       4,236,853                    2008   $ 6.16    $ 6.23       704,614
                 2007   $ 10.53      $11.34       7,865,025                    2007   $ 5.95    $ 6.16       852,477
                 2006   $  9.51      $10.53      12,615,027                    2006   $ 5.78    $ 5.95     1,276,306
                 2005   $  9.01      $ 9.51      16,108,452                    2005   $ 5.72    $ 5.78     1,204,188
                 2004   $  8.18      $ 9.01      18,998,377                    2004   $ 5.75    $ 5.72     1,419,380
                 2003   $  6.44      $ 8.18      21,673,180                    2003   $ 5.79    $ 5.75     2,191,061
                 2002   $  7.73      $ 6.44      26,163,600                    2002   $ 5.79    $ 5.79     3,980,318
                 2001   $  8.13      $ 7.73      33,856,564                    2001   $ 5.66    $ 5.79     3,412,876
                 2000   $  8.45      $ 8.13      28,335,202                    2000   $ 5.43    $ 5.66     1,905,970
                                                                Short
Equity                                                          Term
Income                                                          Income
Account          2009   $  7.06      $ 8.36         598,322     Account        2009   $ 6.78    $ 7.35        63,202
                 2008   $ 10.84      $ 7.06         801,506                    2008   $ 6.91    $ 6.78        84,739
                 2007   $ 10.45      $10.84       1,727,148                    2007   $ 6.71    $ 6.91       171,382
                 2006   $  8.97      $10.45       2,465,206                    2006   $ 6.51    $ 6.71       270,706
                 2005   $  8.25      $ 8.97       2,685,742                    2005   $ 6.49    $ 6.51       431,283
                 2004   $  7.02      $ 8.25       2,719,921                    2004   $ 6.45    $ 6.49       582,836
                 2003   $  5.47      $ 7.02       2,828,241                    2003   $ 6.20    $ 6.45       683,337
                 2002   $  6.34      $ 5.47       3,088,847                    2002   $ 5.92    $ 6.20       816,941
                 2001   $  5.96      $ 6.34       3,246,150                    2001   $ 5.55    $ 5.92       520,841
                 2000   $  5.16      $ 5.96       2,671,971                    2000   $ 5.20    $ 5.55       385,577
SAM Flexible                                                    SmallCap
Income                                                          Growth
Portfolio        2009   $  7.32      $ 8.66         806,531     Account II     2009   $ 3.75    $ 4.88       171,040
                 2008   $  8.61      $ 7.32       1,269,379                    2008   $ 6.47    $ 3.75       195,859
                 2007   $  8.23      $ 8.61       2,612,552                    2007   $ 6.25    $ 6.47       298,647
                 2006   $  7.81      $ 8.23       3,943,217                    2006   $ 5.93    $ 6.25       477,041
                 2005   $  7.66      $ 7.81       5,803,431                    2005   $ 6.12    $ 5.93       585,522
                 2004   $  7.29      $ 7.66       6,865,841                    2004   $ 5.93    $ 6.12       776,893
                 2003   $  6.53      $ 7.29       7,868,316                    2003   $ 3.51    $ 5.93       927,137
                 2002   $  6.48      $ 6.53       9,808,934                    2002   $ 6.73    $ 3.51     1,002,627
                 2001   $  6.27      $ 6.48       8,182,975                    2001   $ 7.83    $ 6.73     1,240,993

                                                                                                          NUMBER OF
                                               NUMBER OF UNITS                         UNIT      UNIT       UNITS
                       UNIT VALUE  UNIT VALUE  OUTSTANDING AT                        VALUE AT  VALUE AT  OUTSTANDING
DIVISION         YEAR    AT 1/1     AT 12/31       12/31           DIVISION    YEAR    1/1     AT 12/31    12/31
-------------    ----  ----------  ----------  ---------------  -------------  ----  --------  --------  -----------
                 2000   $  6.01      $ 6.27      5,785,165                     2000   $ 8.87    $ 7.83     1,357,176
                                                                SAM
LargeCap                                                        Strategic
Blend                                                           Growth
Account II       2009   $  4.50      $ 5.76        770,625      Portfolio      2009   $ 7.64    $ 9.60     1,444,983
                 2008   $  7.18      $ 4.50        984,167                     2008   $12.38    $ 7.64     1,533,411
                 2007   $  6.92      $ 7.18      1,985,545                     2007   $11.46    $12.38     2,774,475
                 2006   $  6.28      $ 6.92      3,185,003                     2006   $10.28    $11.46     4,197,173
                 2005   $  6.16      $ 6.28      4,258,719                     2005   $ 9.68    $10.28     5,446,225
                 2004   $  5.73      $ 6.16      5,015,663                     2004   $ 8.70    $ 9.68     6,436,098
                 2003   $  4.58      $ 5.73      5,917,061                     2003   $ 6.63    $ 8.70     7,264,859
                 2002   $  5.89      $ 4.58      7,300,111                     2002   $ 8.46    $ 6.63     8,646,313
                 2001   $  6.19      $ 5.89      9,551,973                     2001   $ 9.15    $ 8.46    11,050,599
                 2000   $  6.14      $ 6.19      9,352,990                     2000   $ 9.64    $ 9.15    10,506,668
LargeCap                                                        Mortgage
Growth                                                          Securities
Account          2009   $  4.71      $ 5.90        771,333      Account        2009   $ 7.31    $ 7.68       276,183
                 2008   $  8.40      $ 4.71        960,028                     2008   $ 7.08    $ 7.31       368,425
                 2007   $  6.90      $ 8.40      1,649,245                     2007   $ 6.74    $ 7.08       870,538
                 2006   $  6.67      $ 6.90      2,464,322                     2006   $ 6.54    $ 6.74     1,358,726
                 2005   $  6.30      $ 6.67      3,259,242                     2005   $ 6.49    $ 6.54     1,909,404
                 2004   $  5.90      $ 6.30      4,064,538                     2004   $ 6.34    $ 6.49     2,401,347
                 2003   $  4.63      $ 5.90      4,884,654                     2003   $ 6.30    $ 6.34     3,935,172
                 2002   $  6.81      $ 4.63      5,917,083                     2002   $ 5.86    $ 6.30     6,054,655
                 2001   $  9.73      $ 6.81      8,330,605                     2001   $ 5.52    $ 5.86     3,747,398
                 2000   $ 12.66      $ 9.73     10,071,085                     2000   $ 5.10    $ 5.52     2,036,726
                                                                Principal
                                                                Capital
Income                                                          Appreciation
Account          2009   $  7.27      $ 8.48        247,845      Account        2009   $ 8.31    $10.64       421,397
                 2008   $  7.63      $ 7.27        344,011                     2008   $12.64    $ 8.31       577,127
                 2007   $  7.31      $ 7.63        723,096                     2007   $11.79    $12.64     1,175,063
                 2006   $  7.07      $ 7.31      1,060,957                     2006   $10.68    $11.79     1,718,444
                 2005   $  7.00      $ 7.07      1,403,063                     2005   $ 9.97    $10.68     2,054,268
                 2004   $  6.72      $ 7.00      1,634,050                     2004   $ 8.95    $ 9.97     2,329,097
                 2003   $  6.21      $ 6.72      2,087,184                     2003   $ 6.33    $ 8.95     2,486,638
                 2002   $  5.75      $ 6.21      2,221,945                     2002   $ 8.29    $ 6.33     2,712,340
                 2001   $  5.39      $ 5.75      1,824,298                     2001   $ 7.86    $ 8.29     3,331,295
                 2000   $  4.95      $ 5.39      1,259,063                     2000   $ 7.50    $ 7.86     3,024,359


FINANCIAL INFORMATION

Please see the first page of this Prospectus for information on how to obtain a copy of the SAI. You should consider the financial statements of AGL only as bearing on the ability of AGL to meet its contractual obligations under the Contracts. The financial statements do not bear on the investment performance of the Separate Account. (See "Contents of Statement of Additional Information.")

The financial statements of the WM Strategic Asset Manager Divisions of Separate Account D also appear in the SAI. They provide financial information about the WM Strategic Asset Manager Divisions that invest in the Series of PVC. (See "Contents of Statement of Additional Information.")


AMERICAN GENERAL LIFE INSURANCE COMPANY



We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of the State of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which, through its subsidiaries, is engaged primarily in a broad range of insurance and insurance-related activities in the United States and abroad. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AGL. The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.



On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with

American International Group, Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders. The Trust has approximately 79.8% of the aggregate voting power of American International Group, Inc.'s common stock and is entitled to approximately 79.8% of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. AGL is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

AMERICAN HOME ASSURANCE COMPANY

Certain insurance obligations under the Contracts are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, payout options with lifetime guarantees, death benefits and Contract values invested in the Fixed Account. The guarantee does not guarantee Contract value or the investment performance of the variable investment options available under the Contracts. The guarantee provides that Contract owners can enforce the guarantee directly.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Contracts. The Guarantee will not cover any Contracts with a date of issue later than the Point of Termination. The Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such Contracts are satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG and an affiliate of AGL.

SEPARATE ACCOUNT D

AGL established Separate Account D on November 19, 1973. The Separate Account has 99 Divisions, 15 of which are available under the Contracts offered by this Prospectus. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.

Each Division of the Separate Account is part of AGL's general business. The assets of the Separate Account belong to AGL. Under Texas law and the terms of the Contracts, the assets of the Separate Account will not be chargeable with liabilities arising out of any other business that AGL may conduct. These assets will be held exclusively to meet AGL's obligations under variable annuity Contracts. Furthermore, AGL credits or charges the Separate Account with the income, gains, and losses from the Separate Account's assets, whether or not realized, without regard to other income, gains, or losses of AGL.

THE SERIES


The Separate Account has 15 Divisions funding the variable benefits under the Contracts. These Divisions invest in shares of 15 Series (the five SAM Portfolios and the 10 Accounts) of PVC.


The five "SAM Portfolios" are funded by Series that operate differently from the other 10 "Accounts." You should carefully read the information described in this section of this prospectus. You can also find more information about the Series in PVC's prospectus.

PVC offers Class I shares of these Series, without sales charges, to Separate Account D. PVC may also offer shares to variable annuity and variable life insurance separate accounts of insurers that are not affiliated with AGL. We do not foresee any disadvantage to you arising out of these arrangements. Nevertheless, differences in treatment under tax and other laws, as well as other considerations, could cause the interests of various owners to conflict.

For example, violation of the federal tax laws by one separate account investing in PVC could cause the Contracts or other contracts funded through another separate account to lose their tax deferred status. Such a result might require us to take remedial action. A separate account may have to withdraw its participation in PVC, if a material irreconcilable conflict arises among separate accounts. In such event, PVC may have to liquidate portfolio securities at a loss to pay for a separate account's redemption of Trust shares. At the same time, PVC's Board of Directors and AGL will monitor events for any material irreconcilable conflicts that may possibly arise and determine what action, if any, to take to remedy or eliminate the conflict.

We automatically reinvest any dividends or capital gain distributions that we receive on shares of the Series held under Contracts. We reinvest at the Series' net asset value on the date payable. Dividends and distributions will reduce the net asset value of each share of the corresponding Series and increase the number of shares outstanding of the Series by an equivalent value. However, these dividends and distributions do not change your Account Value.

The names of the Series of PVC in which the available Divisions invest are as follows:

STRATEGIC ASSET MANAGEMENT ("SAM") PORTFOLIOS       ACCOUNTS
-------------------------------------------------   ----------------------------------------------
-    SAM Balanced Portfolio                         -    Diversified International Account
-    SAM Conservative Balanced Portfolio            -    Equity Income Account
-    SAM Conservative Growth Portfolio              -    Income Account
-    SAM Flexible Income Portfolio                  -    LargeCap Blend Account II
-    SAM Strategic Growth Portfolio                 -    LargeCap Growth Account
                                                    -
                                                    -    Money Market Account
                                                    -    Short-Term Income Account
                                                    -    SmallCap Growth Account II
                                                    -    Mortgage Securities Account
                                                    -    Principal Capital Appreciation Account


Principal Management Corporation is the investment advisor of each Series of PVC. Edge Asset Management, Inc. is the sub-advisor of the SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, Equity Income Account, SAM Flexible Income Portfolio, Income Account, Mortgage Securities Account, Short-Term Income Account, SAM Strategic Growth Portfolio, and the Principal Capital Appreciation Account. Principal Global Investors, LLC is the sub-advisor for the Diversified International Account and the Money Market Account. T. Rowe Price Associates, Inc. and ClearBridge Advisors are the sub-advisors for the LargeCap Blend Account II. Columbus Circle Investors is the sub-advisor for the LargeCap Growth Account. Emerald Advisers, Inc. and Essex Investment Management Company, LLC each sub-advise the SmallCap Growth Account II. Principal Funds Distributor, Inc. is the distributor of shares of each Series of PVC. None of these companies are affiliated with AGL.

Before selecting any Division, you should carefully read the PVC prospectus. The PVC prospectus discusses detailed information about the Series in which each Division invests, including investment objectives and policies, charges and expenses. The PVC prospectus also provides detailed information about PVC's allocation of the assets of each Portfolio in the "Underlying Funds", and about the predetermined investment limits. Each Portfolio will invest in different combinations of the Underlying Funds.

You may obtain additional copies of this Prospectus or PVC's prospectus by contacting AGL's Annuity Administration Department at the addresses and phone numbers on the first page of this Prospectus.

VOTING PRIVILEGES

The following people may give us voting instructions for Series shares held in the Separate Account Divisions attributable to their Contract:

     -    You, as the Owner, before the Annuity Commencement Date, and

     -    The Annuitant or other payee, during the Annuity Period.

We will vote according to such instructions at meetings of shareholders of the Series.

We will determine who is entitled to give voting instructions and the number of votes for which they may give directions as of the record date for a meeting. We will calculate the number of votes in fractions. We will calculate the number of votes for any Series as follows:

     - For each Owner before the Annuity Commencement Date, we will divide (1) the Owner's Variable Account Value invested in the corresponding Division by (2) the net asset value of one share of that Series;

     - For each Annuitant or payee during the Annuity Period, we will divide (1) our liability for future Variable Annuity Payments to the Annuitant or payee by (2) the value of an Annuity Unit. We will calculate our liability for future Variable Annuity Payments based on the mortality assumptions and the assumed interest rate that we use in determining the number of Annuity Units under a Contract and the value of an Annuity Unit.

We will vote all shares of each Series owned by the Separate Account as follows:

     - Shares for which we receive instructions, in accordance with those instructions; and

     - Shares for which we receive no instructions, including any shares we own on our own behalf, in the same proportion as the shares for which we receive instructions.

Shares of each Series may be owned by separate accounts of insurance companies other than us. We understand that each Series will see that all insurance companies vote shares uniformly.

We believe that our voting instruction procedures comply with current federal securities law requirements. However, we reserve the right to modify these procedures to conform to legal requirements and interpretations that are put in effect or modified from time to time.

THE FIXED ACCOUNT

Amounts in the Fixed Account or supporting Fixed Annuity Payments become part of our General Account. General Account assets are invested in accordance with applicable state regulations to provide fixed-rate earnings and guarantee safety of principal. The guarantees are backed by the claims-paying ability of AGL. These General Account assets also support our obligations under other insurance and annuity contracts. Investments purchased with General Account assets are the property of AGL and Owners have no legal rights in such investments. We have not registered interests in the General Account under the Securities Act of 1933, and we have not registered the General Account as an investment company under the 1940 Act, based on federal law exclusion and exemption. The staff of the Securities and Exchange Commission has advised us that it has not reviewed the disclosures in this Prospectus that relate to the Fixed Account or Fixed Annuity Payments. At the same time, we have legal responsibility for the accuracy and completeness of this Prospectus.

The Fixed Account is not available under Contracts purchased in Oregon before November 20, 2000. For Contracts purchased in Oregon, all references in this prospectus to the Fixed Account apply to Contracts purchased on or after that same date.

GUARANTEE PERIODS

Account Value that the Owner allocates to the Fixed Account earns a Guaranteed Interest Rate beginning with the date of the allocation. This Guaranteed Interest Rate continues for the number of months or years that the Owner selects from among the Guarantee Periods that we then offer.

At the end of a Guarantee Period, we will allocate your Account Value in that Guarantee Period, including interest you have earned, to a new Guarantee Period of the same length. In the alternative, the Owner may submit a Written request to us to allocate this amount to a different Guarantee Period or Periods or to one or more of the Divisions of the Separate Account. We must receive this Written request before the end of the Guarantee Period.

We will contact the Owner regarding the scheduled Annuity Commencement Date, if the Owner has not provided the necessary Written request and the renewed Guarantee Period extends beyond the scheduled Annuity Commencement Date. If the Owner elects to annuitize in this case, we will, under certain circumstances, waive the Surrender Charge. (See "Annuity Payment Options" and "Surrender Charge.")

If the Owner does not annuitize on the scheduled Annuity Commencement Date, we will move the Annuity Commencement Date to the earlier of the end of the renewed Guarantee Period or the latest possible Annuity Commencement Date. (See "Annuity Commencement Date.")

The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Owner in writing at least 30 days and not more than 60 days before the end of any Guarantee Period.

If the Owner's Account Value in a Guarantee Period is less than $500, we reserve the right to transfer, without charge, the balance to the Money Market Account Division at the end of that Guarantee Period. However, we will transfer such balance to another Division selected by the Owner, if we have received Written instructions to transfer such balance to that Division.

CREDITING INTEREST

We declare the Guaranteed Interest Rate from time to time as market conditions dictate. We tell an Owner the Guaranteed Interest Rate for a Guarantee Period at the time we receive a purchase payment, make a transfer, or renew a Guarantee Period. We may credit a different interest rate from one Guarantee Period to another Guarantee Period that is of the same length, but that began on a different date. The minimum Guaranteed Interest Rate is an effective annual rate of 3%.

AGL's management makes the final determination of the Guaranteed Interest Rates to be declared. AGL cannot predict or assure the level of any future Guaranteed Interest Rates in excess of the minimum Guaranteed Interest Rate stated in your Contract.

You may obtain information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time from your sales representative or from the addresses or telephone numbers on the first page of this Prospectus.

NEW GUARANTEE PERIODS

Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for that amount. That new Guarantee Period will earn a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract.

Each Guarantee Period has its own Guaranteed Interest Rate. Guarantee Periods can have different Guaranteed Interest Rates. We have the right to change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already started. Each allocation or transfer of an amount to a Guarantee Period starts the running of a new Guarantee Period for the amount allocated or transferred. That amount earns a Guaranteed Interest Rate that will continue unchanged until the end of that Period. The Guaranteed Interest Rate will never be less than the minimum Guaranteed Interest Rate stated in your Contract. We may offer one or more Guarantee Periods with a required dollar cost averaging feature. (See "Transfers.") Currently we make available a one-year Guarantee Period, and no others. However, we reserve the right to change the Guarantee Periods that we make available at any time. We will always offer at least one Guarantee Period if state law requires us to do so.

CONTRACT ISSUANCE AND PURCHASE PAYMENTS

As of August 1, 2002, no new Contracts will be issued; however, existing Contract Owners may continue to add to their existing Contracts. You may make purchase payments pursuant to employer sponsored plans only with our agreement.

PAYMENTS

You should make checks for subsequent purchase payments payable to American General Life Insurance Company and forward them directly to our Home Office. We also accept purchase payments by wire, by direct transfer from your checking, savings or brokerage account, or by exchange from another insurance company. You may obtain further information about how to make purchase payments by any of these methods from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. The minimum subsequent purchase payment is $100. We will credit subsequent purchase payments as of the end of the Valuation Period in which we receive them and any required Written information at our Home Office.

Your purchase payments are allocated to the Divisions of the Separate Account or the Guarantee Period of the Fixed Account as of the date we credit the purchase payments to your Contract. In your application form, you select (in whole percentages) the amount of each purchase payment that you are allocating to each Division and Guarantee Period. You can change these allocation percentages at any time by Written notice to us.

MINIMUM REQUIREMENTS

If your Account Value in any Division falls below $500 because of a partial withdrawal from the Contract, we reserve the right to transfer, without charge, the remaining balance in that Division to the Money Market Account Division.

If your Account Value in any Division falls below $500 because of a transfer to another Division or to the Fixed Account, we reserve the right to transfer the remaining balance in that Division, without charge and pro rata, to the investment option or options to which the transfer was made. We will waive these minimum requirements for transfers under the dollar cost averaging and automatic rebalancing programs. (See "Transfers" and "Automatic Rebalancing.")

If your total Account Value falls below $500, we may cancel the Contract. We consider such a cancellation a full surrender of the Contract. We will provide you with 60 days advance notice of any such cancellation.

So long as the Account Value does not fall below $500, you do not have to make further purchase payments. You may, however, elect to make subsequent purchase payments at any time before the Annuity Commencement Date, if the Owner and Annuitant are still living.

OWNER ACCOUNT VALUE

Before the Annuity Commencement Date, your Account Value under a Contract is the sum of your Variable Account Value and Fixed Account Value, as discussed below.

VARIABLE ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     - Your Variable Account Value is the sum of your Variable Account Values in each Division of the Separate Account.

     - Your Variable Account Value in a Division is the product of the number of your Accumulation Units in that Division multiplied by the value of one such Accumulation Unit as of that Valuation Date.

There is no guaranteed minimum Variable Account Value. To the extent that your Account Value is allocated to the Separate Account, you bear the entire investment risk.

We credit Accumulation Units in a Division to you when you allocate purchase payments or transfer amounts to that Division. Similarly, we redeem Accumulation Units when you transfer or withdraw amounts from a Division or when we pay certain charges under the Contract. We determine the value of these Accumulation Units at the end of the Valuation Date on which we make the credit or charge.

The value of an Accumulation Unit for a Division on any Valuation Date is equal to the previous value of that Division's Accumulation Unit multiplied by that Division's net investment factor for the Valuation Period ending on that Valuation Date.

The net investment factor for a Division is determined by dividing (1) the net asset value per share of the Series shares held by the Division, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made for the Series shares held by the Division during the current Valuation Period, by (2) the net asset value per share of the Series shares held in the Division determined at the end of the previous Valuation Period. We then subtract from that result a factor representing the mortality risk, expense risk and administrative expense charge.

FIXED ACCOUNT VALUE

As of any Valuation Date before the Annuity Commencement Date:

     - Your Fixed Account Value is the sum of your Fixed Account Value in all Guarantee Periods.

     - Your Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate: (1) the amount of net purchase payments, renewals and transferred amounts allocated to the Guarantee Period, less (2) the amount of any transfers or withdrawals out of the Guarantee Period, including withdrawals to pay applicable charges.

AGL guarantees the Fixed Account Value. AGL bears the investment risk for amounts allocated to the Fixed Account, except to the extent that AGL may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% minimum Guaranteed Interest Rate stated in your Contract).

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

TRANSFER, AUTOMATIC REBALANCING, SURRENDER AND PARTIAL WITHDRAWAL OF OWNER ACCOUNT VALUE

TRANSFERS

You can transfer your Account Value beginning 30 days after we issue your Contract and before the Annuity Commencement Date. The following rules apply:

     - You may transfer your Account Value at any time among the available Divisions of the Separate Account and the Guarantee Period. Transfers will be effective at the end of the Valuation Period in which we receive your Written or telephone transfer request.

     - If a transfer causes your Account Value in any Division or the Guarantee Period to fall below $500, we reserve the right to transfer the remaining balance in that Division or the Guarantee Period in the same proportions as the transfer request.

     - You may make up to 12 transfers each Contract Year without charge. We will charge you $25 for each additional transfer.

     - You may transfer no more than 25% of the Account Value you allocated to the Guarantee Period at its inception during any Contract Year. This 25% limitation does not apply to transfers from the Guarantee period (1) within 15 days before or after the end of the Guarantee Period in which you held the transferred amounts, or (2) a renewal at the end of the Guarantee Period to the same Guarantee Period.

You may establish an automatic transfer plan. (We also refer to this plan as a dollar cost averaging plan.) The rules about transfers, which we describe in this prospectus, will apply to this plan. Under this plan, we will automatically transfer amounts from any Division or the one-year Guarantee Period (or any other Guarantee Period that is available at that time) to one or more other variable Divisions. You will select:

     -    the amount we are to transfer under the plan;

     - the frequency of the transfers-either monthly, quarterly, semi-annually, or annually; and

     -    the duration of the plan.

We may also offer certain "special automatic transfer plans" to Owners who:

     -    make new purchase payments; and

     - do not own another annuity contract which AGL, or any AGL affiliate, issued.

Under such plans, we will make equal monthly transfers over a period of time that we will determine. We may offer a higher Guaranteed Interest Rate under such a special automatic transfer plan than we would offer for another Guarantee Period of the same duration that is not offered under such a plan. Any such higher interest rate will reflect differences in costs or services and will not be unfairly discriminatory as to any person.

Differences in costs or services will result from such factors as reduced sales expenses or administrative efficiencies related to transferring amounts to other Divisions on an automatic, rather than a discretionary, basis.

Transfers under any automatic transfer plan will:

     -    not count towards the 12 free transfers each Contract Year;

     -    not incur a $25 charge;

     - not be subject to the 25% limitation on transfers from the Guarantee Period; and

     - not be subject to the minimum Division Account Value requirement described above.

You may obtain additional information about how to establish an automatic transfer plan from your sales representative or from us at the telephone numbers and addresses on the first page of this Prospectus. You cannot have an automatic transfer plan in effect at the same time you have Automatic Rebalancing, described below, in effect.

You can make transfers by telephone if you have completed a Telephone Transfer Authorization form and given it to us. The form provides certain rules about telephone transfers which you will have to follow. We will honor telephone transfer instructions from any person who provides the correct information. So there is a risk of possible loss to you if an unauthorized person uses this service in your name. Currently we try to limit the availability of telephone transfers only to the Owner of the Contract. We are not liable for any acts or omissions based upon telephone instructions that we reasonably believe to be genuine. We are not responsible for losses arising from errors in the communication of transfer instructions.

We have established procedures for accepting telephone transfer instructions, which include:

     -    verification of the Contract number;

     -    verification of the identity of the caller;

     -    verification of both the Annuitant's and Owner's names; and

     -    a form of personal identification from the caller.

We will mail to the Owner a Written confirmation of the transaction. We might receive telephone transfer instructions from more than one person on the same day, or our recording equipment might malfunction. It may be impossible for you to make a telephone transfer at the time you wish. If this occurs, you should submit a Written transfer request. Also, we will not process the transaction if, due to malfunction or other circumstances, the recording of your telephone request is incomplete or not fully comprehensible. The phone number for telephone exchanges is 1-800-277-0914.

AUTOMATIC REBALANCING

You may arrange for Automatic Rebalancing among the Separate Account Divisions, if your Contract has an Account Value of $25,000 or more at the time we receive the application for Automatic Rebalancing. You may apply for Automatic Rebalancing either at issue or after issue, and you may subsequently discontinue it. The five Portfolios are not available for automatic rebalancing.

Under Automatic Rebalancing, we transfer funds among the Separate Account Divisions to maintain the percentage allocation you have selected for each Division. At your election, we will make these transfers on a quarterly, semi-annual or annual basis, measured from the Contract Anniversary date. A Contract Anniversary date that falls on the 29th, 30th, or 31st of the month will result in Automatic Rebalancing starting with the 1st of the next month.

Automatic Rebalancing does not permit transfers to or from any Guarantee Period. Transfers under Automatic Rebalancing will not count towards the 12 free transfers each Contract Year and will not incur a $25 charge. You cannot have Automatic Rebalancing in effect at the same time you have an automatic transfer plan, described above, in effect.

MARKET TIMING

The Contracts are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

     - dilution in the value of Fund shares underlying investment options of other Contract Owners;

     -    interference with the efficient management of the Fund's portfolio;
          and

     -    increased administrative costs.

We have policies and procedures that require us to monitor the Contracts to determine if a Contract Owner requests:

     - an exchange out of a variable investment option within two calendar weeks of an earlier exchange into that same variable investment option; or

     - exchanges into or out of the same variable investment option more than twice in any one calendar quarter.

If either of the above transactions occurs, we will suspend such Contract Owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with prior notice to prevent market timing efforts that could be harmful to other Contract Owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. The suspension of Contract transfer privileges will last for no more than six months. Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances and we will treat all Contract Owners the same.

In addition, Contract Owners incur a $25 charge for each transfer in excess of 12 each year.

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

SURRENDERS

At any time before the Annuity Commencement Date and while the Annuitant is still living, the Owner may make a full surrender from a Contract.

We  will  pay  you  the  following  upon  full  surrender:

     - your Account Value at the end of the Valuation Period in which we receive a Written surrender request;

     -    minus any applicable Surrender Charge;

     -    minus any uncollected Contract Fee (see "Annual Contract Fee"); and

     -    minus any applicable premium tax.

Our current practice is to require that you return the Contract to our Home Office with any request for a full surrender.

After a full surrender, or if the Owner's Account Value falls to zero, all rights of the Owner, Annuitant or any other person under the Contract will terminate. The Owner will, however have a right to reinvest the proceeds of the Contract. (See "One-Time Reinstatement Privilege.")

All collateral assignees of record must consent to any full surrender.

PARTIAL WITHDRAWALS

Your Written request for a partial withdrawal should specify the Divisions of the Separate Account, or the Guarantee Periods of the Fixed Account, from which you wish to make the partial withdrawal. We will take the withdrawal pro rata from the Divisions and the Guarantee Period, if (1) you do not tell us how to make the withdrawal, or (2) we cannot make the withdrawal as you requested.

Partial withdrawal requests must be for at least $100 or, if less, all of your Account Value. If your remaining Account Value in a Division or Guarantee Period would be less than $500 as a result of the withdrawal (except for the Money Market Fund Division), we reserve the right to transfer the remaining balance to the Money Market Fund Division. We will do this without charge.

We will always pay you the amount of your partial withdrawal request, except that we may deny your request for a partial withdrawal if it would reduce your Account Value below $500. The value of your Accumulation Units and Fixed Account interests that we redeem will equal the amount of the withdrawal request, plus any applicable Surrender Charge and premium tax. You can also tell us to take Surrender Charges and income tax from the amount you want withdrawn.

We also make available a systematic withdrawal plan. Under this plan, you may make automatic partial withdrawals in amounts and at periodic intervals that you specify. The terms and conditions that apply to other partial withdrawals will also apply to this plan. You may obtain additional information about how to establish a systematic withdrawal plan from your sales representative or from us at the addresses and telephone numbers on the first page of this Prospectus. We reserve the right to modify or terminate the systematic withdrawal plan at any time.

The Code imposes a penalty tax on certain premature surrenders or withdrawals. See the "Federal Income Tax Matters" section for a discussion of this and other tax implications of total surrenders and systematic and other partial withdrawals. This section also discusses tax withholding requirements.

All collateral assignees of record must consent to any partial withdrawal.

ANNUITY PERIOD AND ANNUITY PAYMENT OPTIONS

ANNUITY COMMENCEMENT DATE

The Annuity Commencement Date may be any day of any month up to the Annuitant's 100th birthday. (Pennsylvania has special limitations that require the Annuity Commencement Date to be no later than age 90, and as early as age 85. Oregon requires the Annuity Commencement Date to be no later than age 95.) You may select the Annuity Commencement Date in the Contract application. You may also change a previously selected date any time before that date by submitting a Written request, subject to our approval in most cases.

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

See "Federal Income Tax Matters" for a discussion of the penalties that may result from distributions before the Annuitant's reaching age 59 1/2 under any Contract or after April 1 of the year following the calendar year in which the Annuitant reaches age 70 1/2 under certain Qualified Contracts.

APPLICATION OF OWNER ACCOUNT VALUE

We will automatically apply your Variable Account Value in any Division to provide Variable Annuity Payments based on that Division and your Fixed Account Value to provide Fixed Annuity Payments. However, we will apply your Account Value in different proportions, if you give us Written instructions at least 30 days before the Annuity Commencement Date.

We deduct any applicable state and local premium taxes from the amount of Account Value that we apply to an Annuity Payment Option. In some cases, we may deduct a Surrender Charge from the amount we apply. (See "Surrender Charge.") Subject to any such adjustments, we apply your Variable and Fixed Account Values to an Annuity Payment Option, as discussed below, as of the end of the Valuation Period that contains the 10th day before the Annuity Commencement Date.

FIXED AND VARIABLE ANNUITY PAYMENTS

We will determine your first monthly Fixed or Variable Annuity Payment using the annuity tables in the Contract and the amount of your Account Value that is applied to provide the Fixed or Variable Annuity Payments.

We determine the amount of each monthly Fixed Annuity Payment thereafter based on the terms of the Annuity Payment Option selected.

We determine the amount of each monthly Variable Annuity Payment thereafter as follows:

     - We convert the Account Value that we apply to provide Variable Annuity Payments to a number of Annuity Units. We do this by dividing the amount of the first Variable Annuity Payment by the value of an Annuity Unit of a Division as of the end of the Valuation Period that includes the 10th day before the Annuity Commencement Date. This number of Annuity Units remains constant for any Annuitant.

     -    We determine the amount of each subsequent Variable Annuity
          Payment by multiplying the number of Annuity Units by the value of an Annuity Unit as of the end of the Valuation Period that contains the 10th day before the date of each payment.

     -    If we base the Variable Annuity Payments on more than one
          Division, we perform these calculations separately for each Division.

     - The value of an Annuity Unit at the end of a Valuation Period is the value of the Annuity Unit at the end of the previous Valuation Period, multiplied by the net investment factor (see "Variable Account Value") for the Valuation Period, with an offset for the 3.5% assumed interest rate used in the Contract's annuity tables.

The Contract's annuity tables use a 3 1/2% assumed interest rate. A Variable Annuity Payment based on a Division will be greater than the previous month, if the Division's investment return for the month is at an annual rate greater than 3 1/2%. Conversely, a Variable Annuity Payment will be less than the previous month, if the Division's investment return is at an annual rate less than 3 1/2%.

ANNUITY PAYMENT OPTIONS

Sixty to 90 days before the Scheduled Annuity Commencement Date, we will (1) notify you that the Contract is scheduled to mature, and (2) request that you select an Annuity Payment Option.

If you have not selected an Annuity Payment Option ten days before the Annuity Commencement Date, we will proceed as follows:

     -    We will extend the Annuity Commencement Date to the Annuitant's
          100th birthday, if the scheduled Annuity Commencement Date is any date before the Annuitant's 100th birthday; or

     - We will pay the Account Value, less any applicable charges and premium taxes, in one sum to you, if the scheduled Annuity Commencement Date is the Annuitant's 100th birthday.

The procedure just described is different in Pennsylvania and Oregon because the Annuity Commencement Date cannot exceed age 90 in Pennsylvania and age 95 in Oregon.

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

The Code imposes minimum distribution requirements on the Annuity Payment Option you choose in connection with Qualified Contracts. (See "Federal Income Tax Matters.") We are not responsible for monitoring or advising Owners whether they are meeting the minimum distribution requirements, unless we have received a specific Written request to do so.

ELECTION OF ANNUITY PAYMENT OPTION

You may elect an Annuity Payment Option only if the initial annuity payment meets the following minimum requirements:

     - where you elect only Fixed or Variable Annuity Payments, the initial payment must be at least $100; or

     - where you elect a combination of Variable and Fixed Annuity Payments, the initial payment must be at least $50 on each basis.

If the initial annuity payment falls below these amounts, we will reduce the frequency of annuity payments. If the initial payment still falls below these amounts, we will make a single payment to the Annuitant or other properly designated payee equal to your Account Value. We will deduct any applicable Surrender Charge, uncollected Annual Contract Fee and premium tax.

You may elect the annuity option that will apply for payments to a Beneficiary, if you or the Annuitant dies. If you have not made this election, the Beneficiary may do so within 60 days after the death proceeds become payable. (See "Death Proceeds.") Thereafter, the Beneficiary will have all the remaining rights and powers under the Contract and be subject to all of its terms and conditions. We will make the first annuity payment at the beginning of the second month following the month in which we approve the settlement request. We will credit Annuity Units based on Annuity Unit Values at the end of the Valuation Period that contains the 10th day before the beginning of that second month.

When an Annuity Payment Option becomes effective, you must deliver the Contract to our Home Office, in exchange for a payment contract providing for the option elected.

We provide information about the relationship between the Annuitant's gender and the amount of annuity payments, including any requirements for gender-neutral annuity rates and in connection with certain employee benefit plans under "Gender of Annuitant" in the SAI. (See "Contents of Statement of Additional Information.")

AVAILABLE ANNUITY PAYMENT OPTIONS

Each Annuity Payment Option, except Option 5, is available on both a fixed and variable basis. Option 5 is available on a fixed basis only.

OPTION 1 - LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant. These payments stop with the last payment due before the death of the Annuitant. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment, if the Annuitant dies before the second annuity payment.

OPTION 2 - LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN - We make annuity payments monthly during the lifetime of an Annuitant. In addition, we guarantee that the Beneficiary will receive monthly payments for the remainder of the period certain, if the Annuitant dies during that period.

OPTION 3 - JOINT AND LAST SURVIVOR LIFE ANNUITY - We make annuity payments monthly during the lifetime of the Annuitant and another payee and during the lifetime of the survivor of the two. We stop making payments with the last payment before the death of the survivor. We do not guarantee a minimum number of payments under this arrangement. For example, the Annuitant or other payee might receive only one annuity payment if both die before the second annuity payment. The election of this option is ineffective if either one dies before the Annuity Commencement Date. In that case, the survivor becomes the sole Annuitant, and we do not pay death proceeds because of the death of the other Annuitant.

OPTION 4 - PAYMENTS FOR A DESIGNATED PERIOD - We make annuity payments monthly to an Annuitant or other properly-designated payee, or at his or her death, to the Beneficiary, for a selected number of years ranging from five to 40. If this option is selected on a variable basis, the designated period may not exceed the life expectancy of the Annuitant or other properly-designated payee.

Under the fourth option, we provide no mortality guarantee, even though we reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

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A payee receiving Variable (but not Fixed) Annuity Payments under Option 4 can elect at any time to commute (terminate) the option and receive the current value of the annuity in a single sum. The current value of an annuity under Option 4 is the value of all remaining annuity payments, assumed to be level, discounted to present value at an annual rate of 3.5%. We calculate that value the next time we determine values after receiving your Written request for payment. The election of a single sum payment under Option 4 is the only way you may terminate any Annuity Payment Option once annuity payments have started.

OPTION 5 - PAYMENTS OF A SPECIFIC DOLLAR AMOUNT - We pay the amount due in equal monthly installments of a designated dollar amount until the remaining balance is less than the amount of one installment. The amount of each installment may not be less than $125 or more than $200 each year per $1,000 of the original amount due. If the person receiving these payments dies, we continue to make the remaining payments to the Beneficiary. Payments under this option are available on a fixed basis only. To determine the remaining balance at the end of any month, we decrease the balance at the end of the previous month by the amount of any installment paid during the month. We then apply, to the remainder, interest at a rate not less than 3.5% compounded annually. If the remaining balance at any time is less than the amount of one installment, we will pay the balance as the final payment under the option.

We reduce Variable Annuity Payments as a result of a charge to the Separate Account that is partially for mortality risks. (See "Charge to the Separate Account.")

The Code may treat the election of Option 4 or Option 5 in the same manner as a surrender of the total Account Value. For tax consequences of such treatment, see "Federal Income Tax Matters." In addition, the Code may not give tax-deferred treatment to subsequent earnings.

ALTERNATIVE AMOUNT UNDER FIXED LIFE ANNUITY OPTIONS - In the case of Fixed Annuity Payments under one of the first three Annuity Payment Options described above, we make a special election available. In that case, the Owner (or the Beneficiary, if the Owner has not elected a payment option) may elect monthly payments based on single payment immediate fixed annuity rates we offer at that time. This provision allows the Annuitant or other properly-designated payee to receive the fixed annuity purchase rate in effect for new single payment immediate annuity Contracts, if it is more favorable.

In place of monthly payments, you may elect payments on a quarterly, semi-annual or annual basis. In that case, we determine the amount of each annuity payment on a basis consistent with that described above for monthly payments.

TRANSFERS

After the Annuity Commencement Date, the Annuitant or other properly designated payee may make one transfer every 180 days among the available Divisions of the Separate Account or from the Divisions to a Fixed Annuity Payment Option. We will assess no charge for the transfer. We do not permit transfers from a Fixed to a Variable Annuity Payment Option. If a transfer causes the value in any Division to fall below $500, we reserve the right to transfer the remaining balance in that Division in the same proportion as the transfer request. We make transfers effective at the end of the Valuation Period in which we receive the Written transfer request at our Home Office. We reserve the right to terminate or restrict transfers at any time.

DEATH PROCEEDS

DEATH PROCEEDS BEFORE THE ANNUITY COMMENCEMENT DATE

The death proceeds described below are payable to the Beneficiary under the Contract if any of the following events occurs before the Annuity Commencement
Date:

     - the Annuitant dies, and no Contingent Annuitant has been named under a Non-Qualified Contract;

     - the Annuitant dies, and we also receive proof of death of any named Contingent Annuitant; or

     -    the Owner (including the first to die in the case of joint
          Owners) of a Non-Qualified Contract dies, regardless of whether the deceased Owner was also the Annuitant. (However, if the Beneficiary is the Owner's surviving spouse, the surviving spouse may elect to continue the Contract as described later in this section).

The death proceeds, before deduction of any premium taxes and other applicable taxes, will equal the greatest of:

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

     - the sum of all net purchase payments made (less any premium taxes and other applicable taxes we deducted previously and all prior partial withdrawals);

     - the Owner's Account Value as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the Written request as to the manner of payment; or

     - the "highest anniversary value" before the date of death, as defined below.

          The highest anniversary value before the date of death will be determined as follows:


               (a) First, we will calculate the Account Values at the end of each of the past Contract Anniversaries that occurs before the deceased's 81st birthday. (We will thereafter use only the Contract Anniversary Account Values that occurred before the deceased's 81st birthday.);

               (b) Second, we will increase each of the Account Values by the amount of net purchase payments the Owner has made since the end of such Contract Anniversaries; and

               (c) Third, we will reduce the result by the amount of any withdrawals the Owner has made since the end of such Contract Anniversaries.

                    The highest anniversary value will be an amount equal to the highest of such values. Net purchase payments are purchase payments less applicable taxes deducted at the time the purchase payment is made.

The death proceeds become payable to the Beneficiary when we receive:

     -    proof of the Owner's or Annuitant's death; and

     - a Written request from the Beneficiary specifying the manner of payment.

If the Owner has not already done so, the Beneficiary may, within 60 days after the date the death proceeds become payable, elect to receive the death proceeds as (1) a single sum or (2) in the form of one of the Annuity Payment Options provided in the Contract. (See "Annuity Payment Options.") If we do not receive a request specifying the manner of payment, we will make a single sum payment, based on values we determine at that time.

If the Owner (including the first to die if there are joint Owners) under a Non-Qualified Contract dies before the Annuity Commencement Date, we will distribute all amounts payable under the Contract in accordance with the following rules:

     -    We will distribute all amounts:

               (a)  within five years of the date of death; or

               (b) if the Beneficiary elects, as annuity payments, beginning within one year of the date of death and continuing over a period not extending beyond the life or life expectancy of the Beneficiary.

     - If the Beneficiary is the Owner's surviving spouse, the spouse may elect to continue the Contract as the new Owner. If the original Owner was the Annuitant, the surviving spouse may also elect to become the new Annuitant.

     - If the Owner is not a natural person, these distribution requirements apply at the death of the primary Annuitant, within the meaning of the Code. Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy the requirements described in this Section may result in serious adverse tax consequences.

DEATH PROCEEDS AFTER THE ANNUITY COMMENCEMENT DATE

If the Annuitant dies on or after the Annuity Commencement Date, the amounts payable to the Beneficiary or other properly designated payee are any continuing payments under the Annuity Payment Option in effect. (See "Annuity Payment Options.") In such case, the payee will:

     -    have all the remaining rights and powers under a Contract; and

     -    be subject to all the terms and conditions of the Contract.

Also, if the Annuitant dies on or after the Annuity Commencement Date, no previously named Contingent Annuitant can become the Annuitant.

If the payee under a Non-Qualified Contract dies after the Annuity Commencement Date, we will distribute any remaining amounts payable under the terms of the Annuity Payment Option at least as rapidly as under the method of distribution in effect when the payee dies. If the payee is not a natural person, this requirement applies upon the death of the primary Annuitant, within the meaning of the Code.

Under a parallel section of the Code, similar requirements apply to retirement plans for which we issue Qualified Contracts.

Failure to satisfy requirements described in this section may result in serious adverse tax consequences.

PROOF OF DEATH

We accept the following as proof of any person's death:

     -    a certified death certificate;

     - a certified decree of a court of competent jurisdiction as to the finding of death;

     - a written statement by a medical doctor who attended the deceased at the time of death; or

     -    any other proof satisfactory to us.

Once we have paid the death proceeds, the Contract terminates, and our obligations are complete.

CHARGES UNDER THE CONTRACTS

PREMIUM TAXES

When applicable, we will deduct premium taxes imposed by certain states. We may deduct such amount either at the time the tax is imposed or later. We may deduct the amount as follows:

     -    from purchase payment(s) when received;

     -    from the Owner's Account Value at the time annuity payments begin;

     -    from the amount of any partial withdrawal; or

     - from proceeds payable upon termination of the Contract for any other reason, including death of the Owner or Annuitant, and surrender of the Contract.

If premium tax is paid, AGL may reimburse itself for the tax when making the deduction under the second, third, and fourth items on the list immediately above, by multiplying the sum of Purchase Payments being withdrawn by the applicable premium tax percentage.

Applicable premium tax rates depend upon the Owner's then-current place of residence. Applicable rates currently range from 0% to 3 1/2%. The rates are subject to change by legislation, administrative interpretations, or judicial acts. We will not make a profit on this charge.

SURRENDER CHARGE

The Surrender Charge reimburses us for part of our expenses in distributing the Contracts. We believe, however, that the amount of our expenses will exceed the amount of revenues generated by the Surrender Charge. We will pay for extra expenses out of our general surplus, which might include profits from the charge for the assumption of mortality and expense risks.

Unless a withdrawal is exempt from the Surrender Charge (as discussed below), the Surrender Charge is a percentage of the amount of each purchase payment that you withdraw during the first seven years after we receive that purchase payment. The percentage declines depending on how many years have passed since we originally credited the withdrawn purchase payment to your Account Value, as follows:

                                                 SURRENDER CHARGE AS A PERCENTAGE OF
YEAR OF PURCHASE PAYMENT WITHDRAWAL                   PURCHASE PAYMENT WITHDRAWN
-----------------------------------              -----------------------------------
                    1st                                              7%
                    2nd                                              6%
                    3rd                                              5%
                    4th                                              5%
                    5th                                              4%
                    6th                                              3%
                    7th                                              2%
                 Thereafter                                          0%

In computing the Surrender Charge, we deem withdrawals from your Account Value to consist first of purchase payments, in order of contribution, followed by any amounts in excess of purchase payments. The Surrender Charge will apply to the following transactions, which we consider to be withdrawals:

     -    total surrender;

     -    partial withdrawal;

     -    commencement of an Annuity Payment Option; and

     -    termination due to insufficient Account Value.

The Surrender Charge will NOT apply to withdrawals in the following circumstances:

     - to the amount of withdrawals that exceeds the cumulative amount of your purchase payments;

     - upon death of the Annuitant, at any age, after the Annuity Commencement Date;

     - upon death of the Annuitant, at any age, before the Annuity Commencement Date, provided no Contingent Annuitant survives;

     - upon death of the Owner, including the first to die in the case of joint Owners of a Non-Qualified Contract, unless the Contract continues under the special rule for a surviving spouse;

     - upon annuitization over at least ten years, or life contingent annuitization where the life expectancy is at least ten years;

     -    within the 30-day window under the One-Time Reinstatement Privilege;

     - if the Annuitant is confined to a long-term care facility or is subject to a terminal illness (see "Long-Term Care and Terminal Illness");

     - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed the greater of (1) 15% of your Purchase Payments that have not previously been withdrawn and that have been credited to your Contract for less than seven years, or (2) 15% of your Account Value, in each Contract Year, calculated as of the end of the previous Contract Anniversary, less any amounts that have been withdrawn during such Contract Year. For example, let's say we issued your Contract on February 15, 2000 with a Purchase Payment of $100,000. You make no withdrawals or additional Purchase Payments during the first Contract Year. Let's assume your Account Value at the end of your first Contract Year, February 15, 2001, had grown to $110,000. You may withdraw the greater of 15% of your $100,000 Purchase Payment ($15,000), or 15% of your $110,000 Account Value ($16,500), without a Surrender Charge. Because $16,500 is greater than $15,000, you can withdraw $16,500 without a Surrender Charge. (If we issued your Contract before February 15, 2000, this section is different for you. See "Special Surrender Charge Rules for Contracts Issued After October 1, 1998 and Before February 15, 2000" or "Special Surrender Charge Rules for Contracts Issued Before October 2, 1998."); and

     - to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.

If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. You may make non-automatic and automatic withdrawals in any Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal privilege. We add all withdrawals and charge you a Surrender Charge only on amounts that exceed the 15% free withdrawal privilege. See the discussion under "Surrender Charge" for an explanation of how we calculate the Surrender Charge.

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal privilege described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED AFTER OCTOBER 1, 1998 AND BEFORE FEBRUARY 15, 2000

If we issued your Contract after October 1, 1998 and before February 15, 2000, your 15% free withdrawal privilege differs from the free withdrawal privilege described in the previous section. We use a different formula to calculate the amount you can withdraw from your Contract without a Surrender Charge. The following section discusses this different formula.

If we issued your Contract after October 1, 1998 and before February 15, 2000, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

     - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 15% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 15% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 15% free withdrawal); and

     - to any amounts withdrawn that are in excess of the amount permitted by the 15% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 15% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 15% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

SPECIAL SURRENDER CHARGE RULES FOR CONTRACTS ISSUED BEFORE OCTOBER 2, 1998

The 15% free withdrawal privilege discussed above is a 10% free withdrawal privilege if we issued your Contract before October 2, 1998. The 10% limit is the only difference in your free withdrawal privilege. The affected discussion follows, using "10%" in place of "15%."

If we issued your Contract before October 2, 1998, the Surrender Charge will NOT apply to withdrawals in the following circumstances:

     - to the portion of your first withdrawal or total surrender in any Contract Year that does not exceed 10% of the amount of your purchase payments that (1) have not previously been withdrawn and (2) have been credited to the Contract for at least one year. (If you make multiple withdrawals during a Contract Year, we will recalculate the amount eligible for the free withdrawal at the time of each withdrawal. After the first Contract Year, you may make non-automatic and automatic withdrawals in the same Contract Year subject to the 10% limitation. For withdrawals under a systematic withdrawal plan, Purchase Payments credited for 30 days or more are eligible for the 10% free withdrawal); and

     - to any amounts withdrawn that are in excess of the amount permitted by the 10% free withdrawal privilege, described above, if you are withdrawing the amounts to obtain or retain favorable tax treatment. (For example, under certain circumstances the income and estate tax benefits of a charitable remainder trust may be available only if you withdraw assets from a Contract funding the trust more rapidly than the 10% free withdrawal privilege permits. This exception is subject to our approval.)

We do not consider a free withdrawal under any of the foregoing Surrender Charge exceptions to be a withdrawal of purchase payments, except for purposes of computing the 10% free withdrawal described in the preceding paragraph. The Code may impose a penalty on distributions if the recipient is under age 59 1/2. (See "Penalty Tax on Premature Distributions.")

If you select an Annuity Payment Option that does not qualify for a Surrender Charge exception above, we use the amount payable to the Owner upon full surrender of a Contract (see "Surrenders") to pay for the Annuity Payment Option.

TRANSFER CHARGES

We describe the charges assessed to pay the expense of making transfers under "Transfer, Automatic Rebalancing, Surrender and Partial Withdrawal of Owner Account Value - Transfers" and "Annuity Period and Annuity Payment Options - Transfers." These charges are not designed to yield a profit.

ANNUAL CONTRACT FEE

We will deduct an Annual Contract Fee of $35 from your Account Value at the end of each Contract Year before the Annuity Commencement Date. (The Fee is $30 for Contracts issued in the State of North Dakota.) This Fee is for administrative expenses (which do not include expenses of distributing the Contracts). We do not expect the revenues we derive from this Fee to exceed the expenses. Unless paid directly, the Fee will be allocated among the Guarantee Period and Divisions in proportion to your Account Value in each. We will deduct the entire Fee for the year from the proceeds of any full surrender. We reserve the right to waive the Fee.

CHARGE TO THE SEPARATE ACCOUNT

We deduct from Separate Account assets a daily charge at an annualized rate of 1.40% of the average daily net asset value of the Separate Account attributable to the Contracts. This charge (1) offsets administrative expenses not covered by the Annual Contract Fee discussed above and (2) compensates us for assuming mortality and expense risks under the Contracts. The 1.40% charge divides into 0.15% for administrative expenses and 1.25% for the assumption of mortality and expense risks.

We do not expect to earn a profit on that portion of the charge that is for administrative expenses. However, we do expect to derive a profit from the portion that is for the assumption of mortality and expense risks. There is no necessary relationship between the amount of administrative charges deducted for a given Contract and the amount of expenses actually attributable to that Contract.

In assuming the mortality risk, we incur the risks that:

     -    our actuarial estimate of mortality rates may prove erroneous;

     -    Annuitants will live longer than expected; and

     - more Owners or Annuitants than expected will die at a time when the death benefit we guarantee is higher than the net surrender value of their interests in the Contracts.

In assuming the expense risk, we incur the risk that the revenues from the expense charges under the Contracts (charges that we guarantee will not increase) will not cover our expense of administering the Contracts.

MISCELLANEOUS

Each Series pays charges and expenses out of its assets. The Prospectus for each Series describes the charges and expenses. We reserve the right to impose charges or establish reserves for any federal or local taxes that we incur today or may incur in the future and that we deem attributable to the Contracts.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic partial withdrawals, at periodic intervals, through a systematic withdrawal program. Minimum payments are $100. You may choose from schedules of monthly, quarterly, semi-annual, or annual payments. You may start, stop, increase, or decrease payments. You may elect to (1) start withdrawals as early as 30 days after the issue date of the Contract and (2) take withdrawals from the Fixed Account or any Division. Systematic withdrawals are subject to the terms and conditions applicable to other partial withdrawals, including Surrender Charges and exceptions to Surrender Charges.

ONE-TIME REINSTATEMENT PRIVILEGE

If your Account Value at the time of surrender is at least $500, you may elect to reinvest all of the proceeds that you liquidated from the Contract within the previous 30 days. In this case, we will credit the Surrender Charge and the Annual Contract Fee, if a new Annual Contract Fee is not then due, back to the Contract. We will reinvest the proceeds at the value we next compute following the date of receipt of the proceeds. Unless you request otherwise, we will allocate the proceeds among the Divisions and Guarantee Periods in the same proportions as before surrender. We will compute any subsequent Surrender Charge as if we had issued the Contract at the date of reinstatement for a purchase payment in the amount of the net surrender proceeds. You may use this privilege only once.

This privilege is not available under Contracts purchased in Oregon.

REDUCTION IN SURRENDER CHARGES OR ADMINISTRATIVE CHARGES

We may reduce the Surrender Charges or administrative charges imposed under certain Qualified Contracts for employer sponsored plans. Any such reductions will reflect differences in costs or services and will not be unfairly discriminatory as to any person. Differences in costs and services result from factors such as reduced sales expenses or administrative efficiencies relating to serving a large number of employees of a single employer and functions assumed by the employer that we otherwise would have to perform.

LONG-TERM CARE AND TERMINAL ILLNESS

THE RIDER WE DESCRIBE BELOW IS NOT AVAILABLE IN ALL STATES. YOU SHOULD ASK YOUR SALES REPRESENTATIVE OR OUR HOME OFFICE TO TELL YOU IF IT APPLIES TO YOU. THERE IS NO SEPARATE CHARGE FOR THIS RIDER.

LONG-TERM CARE

We describe long-term care in a special Contract rider. No Surrender Charge will apply to a partial withdrawal or total surrender made during any period of time that the Annuitant is confined continuously for 30 days or more (or within 30 days after discharge) in a hospital or state-licensed in-patient nursing facility. You must give us Written proof of such confinement.

TERMINAL ILLNESS

The same rider provides that no Surrender Charge will apply to a partial withdrawal or total surrender if you give us a physician's Written certification that the Annuitant is terminally ill and not expected to live more than twelve months. We must waive or exercise our right to a second physician's opinion.

OTHER ASPECTS OF THE CONTRACTS

Only an officer of AGL can agree to change or waive the provisions of any Contract. The Contracts are non-participating, which means they are not entitled to share in any dividends, profits or surplus of AGL.

OWNERS, ANNUITANTS, AND BENEFICIARIES; ASSIGNMENTS

You, as the Owner of a Contract, will be the same as the Annuitant, unless you choose a different Annuitant when you purchase a Contract. In the case of joint ownership, both Owners must join in the exercise of any rights or privileges under the Contract. You choose the Annuitant and any Contingent Annuitant in the application for a Contract and may not change that choice.

You choose the Beneficiary and any Contingent Beneficiary when you purchase a Contract. You may change a Beneficiary or Contingent Beneficiary before the Annuity Commencement Date, while the Annuitant is still alive. The payee may make this change after the Annuity Commencement Date.

We will make any designation of a new Beneficiary or Contingent Beneficiary effective as of the date it is signed. However, the change in designation will not affect any payments we make or action we take before we receive the Written request. We also need the Written consent of any irrevocably-named Beneficiary or Contingent Beneficiary before we make a change. Under certain retirement programs, the law may require spousal consent to name or change a Beneficiary to a person other than the spouse. We are not responsible for the validity of any designation of a Beneficiary or Contingent Beneficiary.

If the Beneficiary or Contingent Beneficiary is not living at the time we are to make any payment, you as the Owner will be the Beneficiary. If you are not then living, your estate will be the Beneficiary.

Owners and other payees may assign their rights under Qualified Contracts only in certain narrow circumstances referred to in the Contracts. Owners and other payees may assign their rights under Non-Qualified Contracts, including their ownership rights. We take no responsibility for the validity of any assignment. Owners must make a change in ownership rights in Writing and send a copy to our Home Office. We will make the change effective on the date it was made. However, we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at our Home Office. An assignment or pledge of a Contract may have adverse tax consequences. (See "Federal Income Tax Matters.")

REPORTS

We will mail to Owners (or anyone receiving payments following the Annuity Commencement Date), any reports and communications required by applicable law. We will mail to the last known address of record. You should give us prompt written notice of any address change.

RIGHTS RESERVED BY US

Upon notice to the Owner, we may modify a Contract to the extent necessary to:

     -    reflect a change in the Separate Account or any Division;

     -    create new separate accounts;

     - operate the Separate Account in any form permitted under the 1940 Act or in any other form permitted by law;

     - transfer any assets in any Division to another Division, or to one or more separate accounts, or the Fixed Account;

     - add, combine or remove Divisions in the Separate Account, or combine the Separate Account with another separate account;

     -    add, restrict or remove Guarantee Periods of the Fixed Account;

     -    make any new Division available to you on a basis we determine;

     - substitute, for the shares held in any Division, the shares of another Series or the shares of another investment company or any other investment permitted by law;

     - make any changes required by the Code or by any other law, regulation or interpretation to continue treatment of the Contract as an annuity;

     - commence deducting premium taxes or adjust the amount of premium taxes deducted in accordance with state laws that apply; or

     -    make any changes required to comply with the rules of any Series.

When required by law, we will obtain (1) your approval of changes and (2) the approval of any appropriate regulatory authority.

PAYMENT AND DEFERMENT

We will normally pay amounts surrendered or withdrawn from a Contract within seven calendar days after the end of the Valuation Period in which we receive the Written surrender or withdrawal request at our Home Office. A Beneficiary may request the manner of payment of death proceeds within 60 days after the death proceeds become payable. If we do not receive a Written request specifying the manner of payment, we will pay the death benefit as a single sum, normally within seven calendar days after the end of the Valuation Period that contains the last day of the 60 day period. We reserve the right, however, to defer payments or transfers out of the Fixed Account for up to six months. Also, we reserve the right to defer payment of that portion of your Account Value that is attributable to a purchase payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Finally, we reserve the right to defer payment of any surrender, annuity payment, or death proceeds out of the Variable Account Value if:

     - the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC;

     - the SEC determines that an emergency exists, as a result of which disposal of securities held in a Division is not reasonably practicable or it is not reasonably practicable to fairly determine the Variable Account Value; or

     -    the SEC by order permits the delay for the protection of Owners.

We may also postpone transfers and allocations of Account Value among the Divisions and the Fixed Account under these circumstances.

FEDERAL INCOME TAX MATTERS

GENERAL

We cannot comment on all of the federal income tax consequences associated with the Contracts. Federal income tax law is complex. Its application to a particular person may vary according to facts peculiar to the person. Consequently, we do not intend for you to take this discussion as tax advice. You should consult with your tax advisor before purchasing a Contract or if you have any questions about contributions, distributions, or limitations as discussed below.

We base this discussion on our understanding of the law, regulations and interpretations existing on the date of this Prospectus. Congress, in the past, has enacted legislation changing the tax treatment of annuities in both the Qualified and the Non-Qualified markets and may do so again in the future. The Treasury Department may issue new or amended regulations or other interpretations of existing tax law. The courts may also interpret the tax law in ways that affect the tax treatment of annuities. Any such change could have a retroactive effect. We suggest that you consult your legal or tax advisor on these issues.

The discussion does not address federal estate and gift tax, or social security tax, or any state or local tax consequences associated with the Contracts.

NON-QUALIFIED CONTRACTS

Purchase Payments. Purchasers of a Contract that does not qualify for special tax treatment and is "Non-Qualified" may not deduct from their gross income the amount of purchase payments made.

Tax Deferral Before Annuity Commencement Date. Owners who are natural persons are not taxed currently on (1) increases in their Account Value resulting from interest earned in the Fixed Account, or (2) the investment experience of the Separate Account so long as the Separate Account complies with certain diversification requirements. These requirements mean that the Separate Account must invest in Series that are "adequately diversified" in accordance with Treasury Department regulations. We do not control the Series, but we have received commitments from the investment advisors to the Series that they will use their best efforts to operate the Series in compliance with these diversification requirements. A Contract investing in a Series that failed to meet the diversification requirements would subject Owners to current taxation of income in the Contract for the period of such diversification failure (and any subsequent period). Income means the excess of the Account Value over the Owner's investment in the Contract (discussed below).

Control over allocation of values among different investment alternatives may cause Owners or persons receiving annuity payments to be treated as the owners of the Separate Account's assets for federal income tax purposes. However, current regulations do not provide guidance as to how to avoid this result. We reserve the right to amend the Contracts in any way necessary to avoid this result. The Treasury Department has stated that it may establish standards through regulations or rulings. These standards may apply only prospectively, although they could apply retroactively if the Treasury Department considers the standards not to reflect a new position.

Owners that are not natural persons - that is, Owners such as corporations - are taxed currently on annual increases in their Account Value, unless an exception applies. Exceptions apply for, among other things, Owners that are not natural persons but that hold a Contract as an agent for a natural person.

Taxation of Annuity Payments. Part of each annuity payment received after the Annuity Commencement Date is excludible from gross income through the use of an exclusion ratio.

In the case of Fixed Annuity Payments, the excludible portion of each payment is found by multiplying:

     -    the amount paid; by

     - the ratio of the investment in the Contract (discussed below) to the expected return under the Fixed Annuity Payment Option.

In the case of Variable Annuity Payments, the excludible portion of each payment is the investment in the Contract divided by the number of expected payments.

In both cases, the remaining portion of each annuity payment, and all payments made after the investment in the Contract has been reduced to zero, are included in the payee's income. Should annuity payments stop on account of the death of the Annuitant before the investment in the Contract has been fully paid out, the payee is allowed a deduction for the unpaid amount. If the payee is the Annuitant, the deduction is taken on the final tax return. If the payee is a Beneficiary, that Beneficiary may receive the balance of the total investment as payments are made or on the Beneficiary's final tax return. An Owner's "investment in the Contract" is the amount equal to the portion of purchase payments made by or on behalf of the Owner that have not been excluded or deducted from the individual's gross income, less amounts previously received under the Contract that were not included in income.

Taxation of Partial Withdrawals and Total Surrenders. Partial withdrawals from a Contract are includible in income to the extent that the Owner's Account Value exceeds the investment in the Contract. In the event you surrender a Contract in its entirety, the amount of your investment in the Contract is excludible from income, and any amount you receive in excess of your investment in the Contract is includible in income. All annuity contracts or certificates we issue to the same Owner during any calendar year are aggregated for purposes of determining the amount of any distribution that is includible in gross income.

Penalty Tax on Premature Distributions. In the case of such a distribution, there may be imposed a federal tax penalty equal to 10% of the amount treated as taxable income. The penalty tax will not apply, however, to distributions:

     -    made on or after the recipient reaches age 59 1/2;

     -    made on account of the recipient's becoming disabled;

     - that are made after the death of the Owner before the Annuity Commencement Date or of the payee after the Annuity Commencement Date (or if such person is not a natural person, that are made after the death of the primary Annuitant, as defined in the Code); or

     - that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the taxpayer or the joint life (or joint life expectancies) of the taxpayer and the Beneficiary, provided such payments are made for a minimum of 5 years or until the taxpayer attains age 59 1/2, whichever is later and the distribution method is not changed before the end of that period (except in the case of death, disability or pursuant to IRS regulations).

Premature distributions may result from an early Annuity Commencement Date, an early surrender, partial withdrawal from or an assignment of a Contract, or the early death of an Annuitant, unless the third clause listed above applies.

Health Care and Reconciliation Act


On March 30, 2010 the Health Care and Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income. This tax, which goes into effect in 2013, is at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see final paragraph in this section). This new tax generally does not apply to Qualified Contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

Payment of Death Proceeds. Special rules apply to the distribution of any death proceeds payable under the Contract. (See "Death Proceeds.")

Assignments and Loans. An assignment, loan, or pledge under a Non-Qualified Contract is taxed in the same manner as a partial withdrawal, as described above. Repayment of a loan or release of an assignment or pledge is treated as a new purchase payment.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Purchase Payments. Even if you are above the Threshold Level and thus may not make a deductible contribution of up to $5,000 ($6,000 if you are 50 or older) (or up to $10,000 in the case of married individuals filing a joint return, or up to $12,000 if you are both 50 or older), you may still make a nondeductible contribution up to these limits. The amount of your contribution that is not deductible will be a non-deductible contribution to the IRA. You may also choose to make a contribution non-deductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or non-deductible contributions, will not be taxable to you until taken out of your IRA and distributed to you. Individuals who are not active participants in a tax qualified retirement plan may, for 2010, deduct from their taxable income purchase payments made to an IRA equal to the lesser of $5,000 or 100% of the individual's earned income. If you are age 50 or older, the $5,000 limit increases to $6,000. In the case of married individuals filing a joint return, the deduction will, in general, be the lesser of $10,000 or 100% of the combined earned income of both spouses, reduced by any deduction for an IRA purchase payment allowed to the spouse (maximum $12,000 if both are age 50 or older). Single persons who participate in a tax-qualified retirement plan and who have adjusted gross income of less than $56,000 may fully deduct their IRA purchase payments.

Married persons who participate in a tax-qualified retirement plan and who have adjusted gross income of less than $89,000 may fully deduct their IRA purchase payments. For persons who have higher adjusted gross incomes, the deduction is reduced (phased out) until it decreases to zero, based on the amount of income.

Tax Free Rollovers. Amounts may be transferred, in a tax-free rollover, from (1) a tax-qualified plan to an IRA or (2) from one IRA to another IRA if the transfer meets certain conditions. All taxable distributions ("eligible rollover distributions") from tax qualified plans are eligible to be rolled over with the exception of:

     -    annuities paid over a life or life expectancy;

     -    installments for a period of ten years or more;

     -    required minimum distributions under section 401(a)(9) of the Code;
     and

     -    return of excess contributions.

Rollovers may be accomplished in two ways. First, we may pay an eligible rollover distribution directly to an IRA (a "direct rollover"). Second, we may pay the distribution directly to the Annuitant and then, within 60 days of receipt, the Annuitant may roll the amount over to an IRA. However, any amount that was not distributed as a direct rollover will be subject to 20% income tax withholding if the amounts were from a tax-qualified plan.

Distributions from an IRA. Amounts received under an IRA as annuity payments, upon partial withdrawal or total surrender, or on the death of the Annuitant, are included in the Annuitant's or beneficiaries' income. If nondeductible purchase payments have been made, a pro rata portion of such distributions may not be includible in income. A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the Annuitant reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include:

     - distributions that are part of a series of substantially equal periodic payments made at least annually over the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and the Beneficiary; provided such payments are made for a minimum of 5 years or until the Annuitant attains age 59 1/2, whichever is later and the distribution method is not changed during that period (except in the case of death or disability or as allowed by IRS regulations);

     - distributions for medical expenses in excess of 7.5% of the Annuitant's adjusted gross income without regard to whether the Annuitant itemizes deductions on his or her tax return;

     - distributions for health insurance premiums to an unemployed individual who has received unemployment compensation for at least 12 consecutive weeks;

     - distributions for qualified first-time home purchases for the individual, a spouse, children, grandchildren, or ancestor of the individual or the individual's spouse, subject to a $10,000 lifetime maximum;

     - distributions for higher education expenses for the individual, a spouse, children, or grandchildren; and

     - The PPA created other distribution events and exemptions from the 10% early withdrawal penalty tax. These include payments to certain reservists called up for active duty between September 11, 2001 and December 31, 2007 and payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal tax-free. The Heroes Earnings Assistance and Relief Act of 2008 expanded the reservist provision to include all individuals called up to active duty since September 11, 2001.


Generally, the Code requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from employment (retire). If you own a "traditional" IRA, you must begin taking distributions as noted above regardless of when you retire. However, the Worker, Retiree, and Employer Recovery Act of 2008 suspended the 2009 minimum distribution requirement from most eligible retirement plans. We are not aware of any subsequent suspension for 2010 or later years. Minimum required distributions do not apply to "Roth" IRAs.


You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount. Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax advisor.

Additional distribution rules apply after the death of the Annuitant. These rules are similar to those governing distributions on the death of an Owner (or other payee during the Annuity Period) under a Non-Qualified Contract. (See "Death Proceeds.")

ROTH IRAS

Individuals may purchase a non-deductible IRA, known as a Roth IRA. For 2010, the maximum purchase payment for a Roth IRA is $5,000 per year (or $6,000 if you are 50 or older). This permitted contribution is phased out for adjusted gross income between $105,000 and $120,000 in the case of single taxpayers, between $166,000 and $176,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $5,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and Traditional IRAs ($6,000 if you are 50 or older).


An individual may make a rollover contribution from a Traditional IRA or tax-qualified plan to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution or a pretax contribution to a tax-qualified plan. If such a rollover occurs in 2010, the individual may have the option of paying the tax on those amounts in 2010, or spreading that tax over 2011 and 2012. Also, an individual may make a rollover contribution from one Roth IRA to another Roth IRA.

Qualified distributions from Roth IRAs are entirely tax-free. A qualified distribution requires that (1) the individual has held the Roth IRA for at least five years and (2) the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as qualified first-time home purchase. Qualified Distributions for a qualified first-time home purchase, are subject to a $10,000 lifetime maximum and may be made for the individual, a spouse, child, grandchild, or ancestor of such individual or the individual's spouse.

SIMPLIFIED EMPLOYEE PENSION PLANS

Eligible employers may establish an IRA plan known as a simplified employee pension plan ("SEP"), if certain requirements are met. An employer may make contributions to a SEP in accordance with the rules applicable to IRAs discussed above. Employer contributions to an employee's SEP are deductible by the employer and are not currently includible in the taxable income of the employee, provided that total employer contributions do not exceed the lesser of 25% of an employee's compensation or $49,000 for 2010.


If you are 50 and older, additional contributions can be made to your salary reduction SEP IRA, if certain conditions are met. The most that can be contributed is the lesser of $5,500 or your compensation for the year.

SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYERS ("SIMPLE") RETIREMENT ACCOUNTS

Eligible employers may establish an IRA plan known as a SIMPLE retirement account ("SIMPLE IRA"), if they meet certain requirements. Under an SIMPLE IRA, the employer contributes elective employee compensation deferrals up to a maximum of $11,500 for 2010 to the employee's SIMPLE IRA. The employer must, in general, make a fully vested matching contribution for employee deferrals up to a maximum of 3% of compensation.


If you are 50 and older, additional elective deferrals can be contributed to your salary reduction SIMPLE IRA, if certain conditions are met. The most that can be contributed for 2010 is the lesser of $2,500 or your compensation for the year, reduced by your other elective deferrals for the year.

OTHER QUALIFIED PLANS

Purchase Payments. Purchase payments made by an employer under a pension, profit sharing, or annuity plan qualified under section 401 or 403(a) of the Code, not in excess of certain limits, are deductible by the employer. The purchase payments are also excluded from the current income of the employee.

Important Information Regarding 403(b) Regulations

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations included several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that did not comply with these new rules could have become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer failed to enter into an information sharing agreement by January 1, 2009, the transfer might be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permitted a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that was part of the employer's 403(b) plan or that was subject to an information-sharing agreement with the employer.


In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers were made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered were generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

As a general matter, all Contracts that have received plan contributions after 2004 are required to be included in the plan and in the plan's administrative coordination, even if the Contract is no longer permitted to receive new contributions and/or transfers. You should be aware, however, that some rules governing contracts inside and outside of the plan after 2008 are subject to different interpretations, as well as possible additional IRS guidance. The foregoing discussion is intended as a general discussion of the new requirements only, and you may wish to discuss the new regulations and/or the general information above with your tax advisor.

Distributions Before the Annuity Commencement Date. Purchase payments includible in an employee's taxable income (less any amounts previously received that were not includible in the employee's taxable income) represent the employee's "investment in the Contract." Amounts received before the Annuity Commencement Date under a Contract in connection with a Code section 401 or 403 plan are generally allocated on a pro-rata basis between the employee's investment in the Contract and other amounts. A lump-sum distribution will not be includible in income in the year of distribution, if the employee rollovers, within 60 days of receipt, all amounts received (less the employee's investment in the Contract), to another tax-qualified plan, to an individual retirement account or an IRA in accordance with the rollover rules under the Code.

However, any amount that is not distributed as a direct rollover will be subject to 20% income tax withholding. (See "Tax Free Rollovers.") Special tax treatment may be available, for tax years beginning before December 31, 1999, in the case of certain lump-sum distributions that are not rolled over to another plan or IRA.

A 10% penalty tax is imposed on the amount includible in gross income from distributions that occur before the employee reaches age 59 1/2 and that are not made on account of death or disability, with certain exceptions. These exceptions include distributions that are noted above in "Distributions from an IRA."

Annuity Payments. A portion of annuity payments received under Contracts for section 401 and 403(a) plans after the Annuity Commencement Date may be excludible from the employee's income, in the manner discussed above, in connection with Variable Annuity Payments, under "Non-Qualified Contracts - Taxation of Annuity Payments." The difference is that, here, the number of expected payments is determined under a provision in the Code. Distributions of minimum amounts required by the Code generally must commence by April 1 of the calendar year following the calendar year in which the employee reaches age
70 1/2 (or retires, if later). (See "Distributions from an IRA.")

Self-Employed Individuals. Various special rules apply to tax-qualified plans established by self-employed individuals.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

Purchase Payments. Private taxable employers may establish unfunded, Non-Qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. To avoid current taxation, these benefits must be subject to a substantial risk of forfeiture.

These types of programs allow individuals to defer (1) receipt of up to 100% of compensation that would otherwise be includible in income and (2) payment of federal income taxes on the amounts.

Deferred compensation plans represent a contractual promise on the part of the employer to pay compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions. Purchase payments are not currently deductible by the employer until benefits are included in the taxable income of the employee.

Taxation of Distributions. Amounts that an individual receives from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001

For years beginning in 2002 (and in one specific case, retroactive to 2000), the Economic Growth and Tax Relief and Reconciliation Act of 2001 ("EGTRRA") increased the amount of allowable contributions to, and expanded the range of eligible rollover distributions that may be made among, employer-sponsored plans and IRAs, allowed for nondeductible Roth 403(b) and 401(k) accounts and enacted other important changes to the rules governing employer-sponsored plans and IRAs. The laws of some states do not recognize all of the benefits of EGTRRA, for purposes of applying state income tax laws. The provisions, which otherwise would have terminated on December 31, 2010, were made permanent by the Pension Protection Act of 2006 ("PPA").

FEDERAL INCOME TAX WITHHOLDING AND REPORTING

Amounts distributed from a Contract, to the extent includible in taxable income, are subject to federal income tax withholding.

In some IRA or 403(b) cases, if you own more than one Qualified annuity contract, the contracts may be considered together to determine whether the federal tax law requirement for minimum distributions after age 70 1/2, or retirement in appropriate circumstances, has been satisfied. In these cases only, you may rely on distributions from another annuity contract to satisfy the minimum distribution requirement under a Qualified Contract we issued. However, you must sign a waiver releasing us from any liability to you for not calculating and reporting the amount of taxes and penalties payable for failure to make required minimum distributions under the Contract.

TAXES PAYABLE BY AGL AND THE SEPARATE ACCOUNT

AGL is taxed as a life insurance company under the Code. The operations of the Separate Account are part of the total operations of AGL and are not taxed separately. Under existing federal income tax laws, AGL is not taxed on investment income derived by the Separate Account (including realized and unrealized capital gains) with respect to the Contracts. AGL reserves the right to allocate to the Contracts any federal, state or other tax liability that may result in the future from maintenance of the Separate Account or the Contracts.

Certain Series may elect to pass through to AGL any taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld that the Series will also pass through. These credits may provide a benefit to AGL.

DISTRIBUTION ARRANGEMENTS

Individuals who sell the Contracts will be licensed by state insurance authorities as life insurance agents of AGL. The individuals will also be registered representatives of broker-dealer firms. We and Principal Funds Distributor, Inc. permitted affiliated broker-dealer firms to offer the Contracts. Some individuals may be representatives of firms that are exempt from broker-dealer regulation. Principal Funds Distributor, Inc. and any non-exempt broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

Effective October 1, 2002, the American General Equity Services Corporation ("AGESC"), an affiliate of AGL, is the principal underwriter of the Contracts. AGESC's principal business address is 2929 Allen Parkway, Houston, Texas 77019-2191. AGESC is also registered with the Securities and Exchange Commission and is a member of FINRA.

AGL and Principal Funds Distributor, Inc. have entered into certain revenue and cost-sharing arrangements in connection with marketing the Contracts. Principal Funds Distributor, Inc. also provided certain administrative services to AGL in connection with processing Contract applications.

AGL compensates Principal Funds Distributor, Inc. and the broker-dealers that sell the Contracts according to one or more compensation schedules. The schedules provide for a total payment of 7% of purchase payments that Owners make, which includes commissions of up to 6.25%. AGL may also pay continuing "trail" commissions of up to 0.50% of Owner Account Value.

AGL also has agreed to pay Principal Funds Distributor, Inc. for its promotional activities, such as solicitation of selling group agreements between broker-dealers and AGL, agent appointments with AGL, printing and development of sales literature to be used by AGL appointed agents and related marketing support, and related special promotional campaigns. None of these distribution expenses results in any additional charges under the Contracts that are not described under "Charges under the Contracts."

SERVICE AGREEMENTS

American General Life Companies ("AGLC") is party to a general services agreement with AGL. AGLC, an affiliate of AGL, is a business trust established in Delaware on December 30, 2000. Prior to that date AGLC was a Delaware corporation. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under this agreement, AGLC provides services to AGL, including most of the administrative, data processing, systems, customer services, product development, actuarial, auditing, accounting and legal services for AGL and the Contracts.

We have entered into an arrangement with Edge Asset Management, Inc. to provide certain services and discharge certain obligations. Under the arrangement, Edge Asset Management, Inc. reimburses us on a monthly basis for certain administrative and Contract and Contract Owner support expenses. The reimbursement is up to an annual rate of 0.25% of the average daily net asset value of shares of the Portfolios and Accounts purchased by AGL at Contract Owners' instructions.

LEGAL MATTERS

AGL is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AGL believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AGL's results of operations, cash flows and financial position.

OTHER INFORMATION ON FILE

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 for the Contracts discussed in this Prospectus. We have not included all of the information in the Registration Statement and its exhibits. Statements contained in this Prospectus concerning the Contracts and other legal instruments are intended to be summaries. For a complete statement of terms, you should refer to the documents that we filed with the Securities and Exchange Commission.

We will send you a Statement of Additional Information on request without charge. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
General Information..................................................................................      2
Regulation and Reserves..............................................................................      2
Services.............................................................................................      3
Principal Underwriter................................................................................      3
Annuity Payments.....................................................................................      3
     Gender of Annuitant.............................................................................      3
     Misstatement of Age or Gender and Other Errors..................................................      4
Experts..............................................................................................      4
Financial Statements.................................................................................      4

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT D

                           WM STRATEGIC ASSET MANAGER

   FLEXIBLE PAYMENT VARIABLE AND FIXED INDIVIDUAL DEFERRED ANNUITY CONTRACTS

                                   OFFERED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                       ANNUITY ADMINISTRATION DEPARTMENT

                    P.O. BOX 1401, HOUSTON, TEXAS 77251-1401
        1-800-277-0914; 1-281-878-7409; HEARING IMPAIRED: 1-888-436-5257

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2010


This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American General Life Insurance Company Separate Account D (the "Separate Account"), dated May 1, 2010, concerning flexible payment variable and fixed individual deferred annuity WM Strategic Asset Manager Contracts. The Separate Account invests in the 16 Series of the Principal Variable Contracts Fund, Inc. ("PVC"). You can obtain a copy of the Prospectus for the Contracts, and any Prospectus supplements, by contacting American General Life Insurance Company ("AGL") at the address or telephone numbers given above. You have the option of receiving benefits on a fixed basis through AGL's Fixed Account or on a variable basis through the Separate Account. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Definitions."


                               TABLE OF CONTENTS

General Information......................................................................................     2
Regulation and Reserves .................................................................................     2
Services.................................................................................................     3
Principal Underwriter....................................................................................     3
Annuity Payments.........................................................................................     3
        Gender of Annuitant..............................................................................     3
        Misstatement of Age or Gender and Other Errors...................................................     3
Experts .................................................................................................     4
Financial Statements.....................................................................................     4

                              GENERAL INFORMATION


AGL (formerly American General Life Insurance Company of Delaware) is a successor in interest to a company previously organized as a Delaware corporation in 1917. AGL re-domesticated as a Texas insurer effective December 31, 1991 and changed its name to American General Life Insurance Company. AGL is a wholly-owned subsidiary of AGC Life Insurance Company, a Missouri corporation ("AG Missouri"). It is engaged primarily in the life insurance business and annuity business. AG Missouri, in turn, is a wholly-owned subsidiary of AIG Life Holdings (US), Inc., formerly American General Corporation, which is wholly-owned by the American International Group, Inc. a Delaware Corporation.


                            REGULATION AND RESERVES

AGL is subject to regulation and supervision by the insurance departments of the states where it is licensed to do business. This regulation covers a variety of areas, including:

     -    benefit reserve requirements,

     -    adequacy of insurance company capital and surplus,

     -    various operational standards, and

     -    accounting and financial reporting procedures.

AGL's operations and accounts are subject to periodic examination by insurance regulatory authorities.

Under most insurance guaranty fund laws, a state can assess insurers doing business in the state for covered insurance contract losses incurred by insolvent companies. State laws set limits for these assessments. However, AGL cannot reasonably estimate the amount of any future assessments of AGL under these laws. Most states have the authority to excuse or defer an assessment, if it would threaten an insurer's own financial strength. The Account Value held in the Separate Account may not be covered by insurance guaranty fund laws. The Account Value held in the Fixed Account is covered by the insurance guaranty fund laws.

The federal government generally has not directly regulated the business of insurance. However, federal initiatives often have an impact on the business in a variety of ways. Federal measures that may adversely affect the insurance business include:

     -    employee benefit regulation,

     - tax law changes affecting the taxation of insurance companies or of insurance products,

     - changes in the relative desirability of various personal investment vehicles, and

     - removal of impediments on the entry of banking institutions into the business of insurance.

Also, both the executive and legislative branches of the federal government are considering various insurance regulatory matters. This could ultimately result in direct federal regulation of some aspects of the insurance business. AGL cannot predict whether this will occur or, if it does, what the effect on AGL would be.

State insurance law requires AGL to carry reserves on its books, as liabilities, to meet its obligations under outstanding insurance contracts. AGL bases these reserves on assumptions about future claims experience and investment returns, among other things.

Neither the reserve requirements nor the other aspects of state insurance regulation provide absolute protection to holders of insurance contracts, including the Contracts, if AGL were to incur claims or expenses at rates significantly higher than expected. This might happen, for example, due to a spread of acquired immune deficiency syndrome or other infectious diseases or catastrophes, or significant unexpected losses on its investments.

                                    SERVICES

AGL and American General Life Companies, LLC ("AGLC"), are parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of AIG and therefore affiliates of one another. AGLC is a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provides shared services to AGL and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services. During 2009, 2008, and 2007, AGL paid AGLC for these services $352,001,525, $414,162,026, and $367,979,145, respectively.

                             PRINCIPAL UNDERWRITER

American General Equity Services Corporation ("AGESC"), #1 Franklin Square, Springfield, Illinois 62713, a Delaware corporation and a direct wholly-owned subsidiary of AGL, is the principal underwriter and distributor of the Contracts for the Separate Account under a Distribution Agreement between AGESC and AGL. AGESC also acts as principal underwriter for AGL's other separate accounts and for the separate accounts of certain AGL affiliates. AGESC is a registered broker-dealer under the Securities Exchange Act of 1934, as amended and a member of the Financial Industry Regulatory Authority ("FINRA"). AGESC is registered with the Securities and Exchange Commission and is a member of FINRA. From November 1, 2000 until October 1, 2002, the underwriter was American General Distributors, Inc.

As principal underwriter, AGESC and the prior underwriter were not paid any fees on the Contracts and did not receive any compensation for any of the past three years. AGL offers the securities under the Contracts on a continuous basis.

                                ANNUITY PAYMENTS

GENDER OF ANNUITANT

When annuity payments are based on life expectancy, the amount of each annuity payment ordinarily will be higher if the Annuitant or other measuring life is a male, as compared with a female, under an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males.

However, Montana, and certain other jurisdictions, do not permit differences in annuity payment rates between males and females.

In addition, employers should be aware that, under most employer-sponsored plans, the law prohibits Contracts that make distinctions based on gender. Under these plans, AGL will make available Contracts with no such differences.

MISSTATEMENT OF AGE OR GENDER AND OTHER ERRORS

If the age or gender of an Annuitant has been misstated to us, any amount payable will be the amount that the purchase payments paid would have purchased at the correct age and gender. If we made any overpayments because of incorrect information about age or gender or any error or miscalculation, we will deduct the overpayment from the next payment or payments due. We will add any underpayments to the next payment. We will credit or charge the amount of any adjustment with interest at the assumed interest rate used in the Contract's annuity tables.

                                    EXPERTS

The consolidated balance sheets of American General Life Insurance Company as of December 31, 2009 and 2008 and the related consolidated statements of income
(loss), comprehensive income (loss), shareholder's equity and cash flows for each of the three years in the period ended December 31, 2009 and the statement of net assets of American General Life Insurance Company Separate Account D as of December 31, 2009 and the related statement of operations for the period then ended and the statement of changes in net assets for each of the two periods ended December 31, 2009, all included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP is located at 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.


The statutory financial statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company as of December 31, 2009 and 2008, and the related statutory financial statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2009, are also presented in this Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

                              FINANCIAL STATEMENTS

The financial statements of AGL should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts, which include death benefits, and its assumption of the mortality and expense risks.


You should only consider the statutory financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee with respect to contracts with a date of issue of December 29, 2006 or earlier.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                         Page
                                                                        Numbers
                                                                        -------
Report of Independent Registered Public Accounting Firm................    1
Consolidated Balance Sheets - December 31, 2009 and 2008............... 2 to 3
Consolidated Statements of Income (Loss) - Years Ended December 31,
  2009, 2008 and 2007..................................................    4
Consolidated Statements of Comprehensive Income (Loss) - Years Ended
  December 31, 2009, 2008 and 2007.....................................    5
Consolidated Statements of Shareholder's Equity - Years Ended
  December 31, 2009, 2008 and 2007.....................................    6
Consolidated Statements of Cash Flows - Years Ended December 31, 2009,
  2008 and 2007........................................................ 7 to 8
Notes to Consolidated Financial Statements............................. 9 to 61

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                     PRICEWATERHOUSECOOPERS LLP
                                                                 1201 LOUISIANA
                                                                     SUITE 2900
                                                          HOUSTON TX 77002-5678
                                                       TELEPHONE (713) 356 4000
                                                       FACSIMILE (713) 356 4717

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income (loss), of comprehensive income (loss), of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries (the "Company"), an indirect, wholly owned subsidiary of American International Group, Inc., at December 31, 2009 and 2008, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2009 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for other-than-temporary impairments of fixed maturity securities as of April 1, 2009, as well as the classification of non-controlling interests in partially owned consolidated subsidiaries as of January 1, 2009.

PRICEWATERHOUSECOOPERS LLP

April 30, 2010

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

                                                                   December 31,
                                                             ------------------------
                                                                 2009        2008
                                                             ------------ -----------
                                                                  (In Thousands)
ASSETS
Investments:
   Fixed maturity securities, available for sale, at fair
     value (cost: 2009 - $49,014,624; 2008 - $45,159,888)... $ 49,380,541 $42,684,377
   Hybrid securities, at fair value (cost: 2009 - $55,519;
     2008 - $13,940)........................................       54,554      11,938
   Fixed maturity securities, trading, at fair value........      307,941     327,675
   Equity securities, available for sale, at fair
     value (cost: 2009 - $70,286; 2008 - $82,214)...........      121,658      81,193
   Equity securities, trading, at fair value................        1,000       1,000
   Mortgage and other loans receivable, (net of allowance:
     2009 - $145,175; 2008 - $5,656)........................    6,309,872   6,649,204
   Policy loans.............................................    1,853,297   1,959,988
   Investment real estate...................................       79,533      83,752
   Partnerships and other invested assets...................    2,553,335   3,393,273
   Aircraft (net of accumulated depreciation: 2009 -
     $351,971; 2008 - $291,182).............................      745,860     791,506
   Short-term investments...................................    6,581,143   3,174,178
   Derivative assets, at fair value.........................       38,023     151,675
                                                             ------------ -----------
Total investments...........................................   68,026,757  59,309,759
Cash and cash equivalents...................................      120,526     246,282
Restricted cash.............................................       35,648      48,701
Investment in AIG (cost: 2009 - $9,858;2008 - $9,858).......        3,236       3,389
Accrued investment income...................................      765,825     747,529
Amounts due from related parties............................       29,334     134,643
Reinsurance receivables.....................................    1,095,085   1,092,242
Deferred policy acquisition costs and value of business
  acquired..................................................    6,316,956   6,978,697
Deferred sales inducements..................................      216,087     192,429
Other assets................................................      370,568     408,415
Separate account assets, at fair value......................   24,982,861  20,696,934
                                                             ------------ -----------
TOTAL ASSETS................................................ $101,962,883 $89,859,020
                                                             ============ ===========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                    CONSOLIDATED BALANCE SHEETS (Continued)

                                                                                                  December 31,
                                                                                           --------------------------------
                                                                                               2009              2008
                                                                                             ------------     -----------
                                                                                           (In Thousands, except share data)
LIABILITIES AND EQUITY
Liabilities:
   Future policy benefits................................................................. $ 14,563,809      $14,173,193
   Policyholder contract deposits.........................................................   46,152,989       45,413,832
   Policy claims and benefits payable.....................................................      423,886          376,278
   Other policyholders' funds.............................................................    2,017,948        1,973,315
   Income taxes payable to parent.........................................................    1,608,412          319,475
   Amounts due to related parties.........................................................      181,666          292,499
   Derivative liabilities.................................................................       42,232           16,251
   Other liabilities......................................................................    1,258,278        1,140,719
   Separate account liabilities...........................................................   24,982,861       20,696,934
                                                                                             ------------     -----------
TOTAL LIABILITIES.........................................................................   91,232,081       84,402,496
                                                                                             ------------     -----------
Commitments and contingent liabilities (see Note 11)

AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY:
   Preferred stock, $100 par value, 8,500 shares authorized, issued and outstanding.......          850              850
   Common stock, $10 par value, 600,000 shares authorized, issued and outstanding.........        6,000            6,000
   Additional paid-in capital.............................................................   13,198,758       11,940,577
   Accumulated deficit....................................................................   (3,086,569)      (5,284,507)
   Accumulated other comprehensive income (loss)..........................................      481,417       (1,342,945)
                                                                                             ------------     -----------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY................................   10,600,456        5,319,975
                                                                                             ------------     -----------
NONCONTROLLING INTERESTS..................................................................      130,346          136,549
                                                                                             ------------     -----------
TOTAL EQUITY..............................................................................   10,730,802        5,456,524
                                                                                             ------------     -----------
TOTAL LIABILITIES AND EQUITY.............................................................. $101,962,883      $89,859,020
                                                                                             ============     ===========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                                                                                               Years ended December 31,
                                                                                        -------------------------------------
                                                                                            2009         2008         2007
                                                                                        -----------  ------------  ----------
                                                                                                    (In Thousands)
REVENUES:
   Premiums and other considerations................................................... $ 1,038,005  $  1,818,093  $1,703,477
   Net investment income...............................................................   3,840,655     3,262,276   4,161,552
   Net realized investment losses:
       Total other-than-temporary impairments on available for sale securities.........    (900,586)   (4,975,917)   (510,622)
       Portion of other-than-temporary impairments on available for sale fixed maturity securities recognized in accumulated other comprehensive income
         (loss)........................................................................    (195,830)           --          --
                                                                                        -----------  ------------  ----------
       Net other-than-temporary impairments on available for sale securities
         recognized in net income (loss)...............................................  (1,096,416)   (4,975,917)   (510,622)
       Other realized investment losses................................................    (161,218)   (8,192,025)   (295,186)
                                                                                        -----------  ------------  ----------
          Total net realized investment losses.........................................  (1,257,634)  (13,167,942)   (805,808)
   Insurance charges...................................................................   1,067,396       799,493     689,241
   Other...............................................................................     585,150       868,740     968,323
                                                                                        -----------  ------------  ----------
TOTAL REVENUES.........................................................................   5,273,572    (6,419,340)  6,716,785
                                                                                        -----------  ------------  ----------
BENEFITS AND EXPENSES:
   Policyholder benefits...............................................................   2,209,692     2,868,054   2,769,347
   Interest credited on policyholder contract deposits.................................   1,843,080     1,775,009   1,778,649
   Amortization of deferred policy acquisition costs and value of business acquired....     517,481       (29,134)    382,912
   Amortization of deferred sales inducements..........................................      13,021        (3,834)      7,664
   Other operating expenses............................................................     685,067       852,032     761,019
                                                                                        -----------  ------------  ----------
TOTAL BENEFITS AND EXPENSES............................................................   5,268,341     5,462,127   5,699,591
                                                                                        -----------  ------------  ----------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)......................................       5,231   (11,881,467)  1,017,194
INCOME TAX EXPENSE (BENEFIT):
   Current.............................................................................     (13,587)     (995,291)    124,176
   Deferred............................................................................     204,868     1,215,827     117,097
                                                                                        -----------  ------------  ----------
TOTAL INCOME TAX EXPENSE...............................................................     191,281       220,536     241,273
                                                                                        -----------  ------------  ----------
NET INCOME (LOSS)......................................................................    (186,050)  (12,102,003)    775,921
LESS: NET INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS.......................      (6,203)       14,770       8,536
                                                                                        -----------  ------------  ----------
NET INCOME (LOSS) ATTRIBUTABLE TO AMERICAN GENERAL LIFE INSURANCE...................... $  (179,847) $(12,116,773) $  767,385
                                                                                        ===========  ============  ==========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                                                                        Years ended December 31,
                                                                                 --------------------------------------
                                                                                     2009         2008          2007
                                                                                 -----------  ------------  -----------
                                                                                             (In Thousands)
NET INCOME (LOSS)............................................................... $  (186,050) $(12,102,003) $   775,921
OTHER COMPREHENSIVE INCOME (LOSS):
   Net unrealized gains of fixed maturity investments on which other-than-temporary credit impairments were taken - net of
     reclassification adjustments...............................................     537,780            --           --
   Deferred income tax expense on above changes.................................    (191,473)           --           --
   Net unrealized gains (losses) on all other invested assets arising during
     the current period - net of reclassification adjustments...................   5,389,065    (1,841,585)  (1,972,596)
   Deferred income tax (expense) benefit on above changes.......................  (1,857,708)      647,754      696,058
   Adjustment to deferred policy acquisition costs and deferred sales
     inducements................................................................    (637,466)      361,687      200,145
   Deferred income tax (expense) benefit on above changes.......................     223,313      (127,290)     (70,413)
   Retirement plan liability adjustment.........................................         157           (22)        (328)
   Deferred income tax benefit on above changes.................................          --            --           --
   Foreign currency translation adjustments.....................................       5,079         2,082          638
   Deferred income tax expense on above changes.................................      (2,000)       (1,000)          --
                                                                                 -----------  ------------  -----------
OTHER COMPREHENSIVE INCOME (LOSS)...............................................   3,466,747      (958,374)  (1,146,496)
                                                                                 -----------  ------------  -----------
COMPREHENSIVE INCOME (LOSS).....................................................   3,280,697   (13,060,377)    (370,575)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO NONCONTROLLING INTERESTS............      (6,203)       14,770        8,536
                                                                                 -----------  ------------  -----------
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO AGL................................. $ 3,286,900  $(13,075,147) $  (379,111)
                                                                                 ===========  ============  ===========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                              Years ended December 31,
                                                                       --------------------------------------
                                                                           2009         2008          2007
                                                                       -----------  ------------  -----------
                                                                                   (In Thousands)
PREFERRED STOCK:
   Balance at beginning and end of year............................... $       850  $        850  $       850
COMMON STOCK:
   Balance at beginning and end of year...............................       6,000         6,000        6,000
ADDITIONAL PAID-IN CAPITAL:
   Balance at beginning of year.......................................  11,940,577     3,695,488    3,675,978
       Capital contributions from Parent (see Note 12)................   1,285,711     8,245,089       19,510
       Other..........................................................     (27,530)           --           --
                                                                       -----------  ------------  -----------
   Balance at end of year.............................................  13,198,758    11,940,577    3,695,488
                                                                       -----------  ------------  -----------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
   Balance at beginning of year.......................................  (5,284,507)    6,832,266    6,665,398
       Cumulative effect of accounting change, net of tax.............   2,377,785            --      (49,837)
       Net income (loss) attributable to AGL..........................    (179,847)  (12,116,773)     767,385
       Dividends......................................................          --            --     (550,680)
                                                                       -----------  ------------  -----------
   Balance at end of year.............................................  (3,086,569)   (5,284,507)   6,832,266
                                                                       -----------  ------------  -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Balance at beginning of year.......................................  (1,342,945)     (384,571)     761,925
       Cumulative effect of accounting change, net of tax.............  (1,642,385)           --           --
       Other comprehensive income (loss)..............................   3,466,747      (958,374)  (1,146,496)
                                                                       -----------  ------------  -----------
   Balance at end of year.............................................     481,417    (1,342,945)    (384,571)
                                                                       -----------  ------------  -----------
TOTAL AMERICAN GENERAL LIFE INSURANCE SHAREHOLDER'S EQUITY............  10,600,456     5,319,975   10,150,033
                                                                       -----------  ------------  -----------
NONCONTROLLING INTERESTS:
   Balance at beginning of year.......................................     136,549       121,779      113,243
       Net income (loss) attributable to noncontrolling interests.....      (6,203)       14,770        8,536
                                                                       -----------  ------------  -----------
   Balance at end of year.............................................     130,346       136,549      121,779
                                                                       -----------  ------------  -----------
TOTAL EQUITY.......................................................... $10,730,802  $  5,456,524  $10,271,812
                                                                       ===========  ============  ===========

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                              Years ended December 31,
                                                                                      ---------------------------------------
                                                                                          2009         2008          2007
                                                                                      -----------  ------------  ------------
                                                                                                   (In Thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss).................................................................... $  (186,050) $(12,102,003) $    775,921
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH PROVIDED BY OPERATING
  ACTIVITIES:
Interest credited in policyholder contract deposits..................................   1,843,080     1,775,009     1,778,649
Fees charged for policyholder contract deposits......................................    (917,400)     (922,394)     (883,490)
Increase in reserves due to system migration.........................................          --            --         1,000
Amortization of deferred policy acquisition costs and value of business acquired.....     539,162       (19,221)      382,024
Amortization of deferred sales inducements...........................................      13,021        (3,834)        7,473
Net realized investment losses.......................................................   1,248,808    13,167,942       805,808
Equity in income of partnerships and other invested assets...........................     168,542       453,493       (87,816)
Depreciation and amortization........................................................      31,151        30,911        29,245
Flight equipment depreciation........................................................          --        59,561        58,555
Amortization (accretion) of net premium/discount on investments......................    (427,658)     (158,757)     (176,216)
Goodwill impairment..................................................................          --        57,044            --
Provision for deferred income taxes..................................................     (14,113)      (47,597)       68,913
CHANGE IN:
   Hybrid securities, at fair value..................................................     (42,616)       79,594           662
   Trading securities, at fair value.................................................      19,734       137,484        21,601
   Accrued investment income.........................................................     (18,296)       (9,127)        9,060
   Amounts due to/from related parties...............................................     (33,063)      635,932       (44,195)
   Reinsurance receivables...........................................................      (2,843)       28,989       (53,268)
   Deferral of deferred policy acquisition costs and value of business acquired......    (496,887)     (731,997)     (729,177)
   Deferral of sales inducements.....................................................     (11,679)      (63,480)      (48,460)
   Income taxes currently receivable/payable.........................................     210,579       114,859       (37,748)
   Other assets......................................................................      22,993        82,092       (47,986)
   Future policy benefits............................................................     390,616     1,269,234     1,234,139
   Other policyholders' funds........................................................      44,632       105,126      (591,937)
   Other liabilities.................................................................     176,148      (144,281)      230,908
Other, net...........................................................................     (23,435)     (128,584)        7,908
                                                                                      -----------  ------------  ------------
       NET CASH PROVIDED BY OPERATING ACTIVITIES..................................... $ 2,534,426  $  3,665,995  $  2,711,573
                                                                                      -----------  ------------  ------------
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of:
   Fixed maturity securities......................................................... $(7,785,195) $ (9,788,118) $(13,459,190)
   Equity securities.................................................................      (1,414)      (89,652)     (128,336)
   Mortgage and other loans..........................................................    (178,205)     (584,744)   (2,134,071)
   Flight equipment..................................................................          --        (8,415)      (12,238)
   Other investments, excluding short-term investments...............................  (3,182,228)   (4,563,825)   (4,620,472)
Sales of:
   Fixed maturity securities.........................................................   4,621,247     7,620,136    11,126,731
   Equity securities.................................................................      22,118       113,103        67,913
   Other investments, excluding short-term investments...............................   2,934,297     3,446,491     3,092,450
Redemptions and maturities of:
   Fixed maturity securities.........................................................   1,878,344     1,634,195     3,270,231
   Mortgage and other loans..........................................................     398,639       465,088       586,600
   Other investments, excluding short-term investments...............................     784,051       476,594       441,755
Purchases of property, equipment and software........................................      (4,497)      (19,941)      (80,239)
Sales of property, equipment and software............................................       1,571         1,876        23,148
Change in restricted cash............................................................          --       (28,677)       (1,592)
Change in short-term investments.....................................................  (3,386,555)   (2,447,631)     (606,079)
Change in securities lending collateral..............................................          --    12,654,193    (3,168,710)
                                                                                      -----------  ------------  ------------
       NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES........................... $(3,897,827) $  8,880,673  $ (5,602,099)
                                                                                      -----------  ------------  ------------

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
               CONSOLIDATED STATEMENTS OF CASH FLOWS (Continued)

                                                                              Years ended December 31,
                                                                       --------------------------------------
                                                                           2009         2008          2007
                                                                       -----------  ------------  -----------
                                                                                   (In Thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account deposits......................................... $ 4,601,353  $  5,331,886  $ 4,232,170
Policyholder account withdrawals......................................  (5,256,859)   (4,971,618)  (3,764,502)
Net exchanges to/(from) variable accounts.............................     714,185     1,030,895      (90,000)
Claims and annuity payments...........................................     (98,593)     (197,475)    (134,703)
Repayment of notes payable............................................          --       (67,437)     (67,391)
Security deposits on flight equipment.................................          --        32,698        8,349
Change in securities lending payable..................................          --   (20,607,521)   3,262,607
Cash overdrafts.......................................................      (2,441)      (76,851)          (6)
Cash capital contribution from Parent Company.........................   1,280,000     7,004,348       35,000
Dividend paid to Parent Company.......................................          --            --     (550,680)
                                                                       -----------  ------------  -----------
   NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES................ $ 1,237,645  $(12,521,075) $ 2,930,844
                                                                       -----------  ------------  -----------
EFFECT OF EXCHANGE RATE CHANGES ON CASH............................... $        --  $         70  $       608
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS......................    (125,756)       25,663       40,926
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD......................     246,282       220,619      179,693
                                                                       -----------  ------------  -----------
CASH AND CASH EQUIVALENTS AT END OF PERIOD............................ $   120,526  $    246,282  $   220,619
                                                                       ===========  ============  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes (received) paid.......................................... $    (3,147) $    121,655  $        --
Interest paid......................................................... $    44,181  $      1,000  $    37,352
Non-cash activity:
Capital contribution in the form of securities........................ $        --  $  1,240,741  $        --
Sales inducements credited to policyholder contract deposits.......... $    43,000  $     42,000  $    38,000
Other various non-cash contributions.................................. $     5,711  $         --  $   (15,490)

          See accompanying notes to consolidated financial statements

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company, including its wholly owned subsidiaries ("AGL" or the "Company"), is a wholly owned subsidiary of AGC Life Insurance Company ("AGC Life" or the "Parent"), and its ultimate parent is American International Group, Inc. ("AIG").

The Company offers a broad portfolio of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. The Company serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Company, through its subsidiaries American General Life Companies ("AGLC"), Integra Business Processing Solutions, Inc. ("Integra"), AIG Enterprise Services ("AIGES"), and AGL's wholly owned broker-dealer subsidiary American General Equity Services Corporation ("AGESC"), also provides support services to certain affiliated insurance companies. The financial results of The Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary of the Company, are also included in these consolidated financial statements. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, healthcare, public sector, and not-for-profit organizations throughout the United States of America.

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing insurance products. The financial condition of AIG and rating downgrades that occurred late in the third quarter of 2008 and AIG's restructuring plan and related events described in Note 14 below (collectively, the "AIG Events") have also impacted the Company's operations. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risks. Continuing volatility in the credit markets may result in additional other-than-temporary impairments relating to the Company's fixed income investments. The Company controls its exposure to these risks by, among other things, closely monitoring and limiting prepayments and extension risk in its portfolio; maintaining a large percentage of its portfolio in liquid securities; engaging in a disciplined process of underwriting; and reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income on variable product assets held in separate accounts. Although management expects to be able to achieve its plans, no assurance can be given that one or more of the risks described above will not result in material adverse effects on the Company's financial position, results of operations and/or statutory capital and surplus.

On July 31, 2009, pursuant to a Stock Purchase Agreement dated June 12, 2009 and a Plan of Reorganization dated July 9, 2009, the Company entered into an affiliated transaction in which it purchased 100 percent of the outstanding stock of Pacific Union Assurance Company ("PACU"), a California domestic insurer, from its parent, Philippine American Life and General Insurance Company at a price of $22.5 million, representing the net book value of PACU. Effective December 31, 2009, PACU merged with AGL, the surviving entity.

In November 2009, AGL entered into an affiliated transaction in which it acquired 100 percent of the outstanding common stock of AIG Business Processing Services Inc. ("BPSI") from AIG Global Services Inc. at a price of $6.6 million, which represents the net book value of BPSI as of November 30, 2009. On December 12, 2009, BPSI was renamed Integra.

The Company's acquisitions of PACU and Integra from other affiliates represented transactions between entities under common control. Assets, liabilities, and equity transferred between entities under common control are accounted for at historical cost, while the aggregate purchase price represented a capital transaction that reduced additional paid-in capital by approximately $27.5 million. The accompanying consolidated financial statements include the financial position, operating results, and cash flows of PACU and Integra for all periods presented.

Effective January 1, 2008, AIG Life Insurance Company of Puerto Rico ("AIG Puerto Rico"), a subsidiary of AIG, merged with AGL, the surviving entity. The merger represented a transaction between entities under common control. Assets and liabilities transferred between entities under common control are accounted for at historical cost.

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                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The accompanying consolidated financial statements include the financial position, operating results, and cash flows of AIG Puerto Rico for all periods presented.

On February 28, 2007, the Company acquired Matrix Direct, Inc. ("Matrix Direct"), a direct marketer of life insurance, from Protective Life Corporation. The transaction was accounted for as a purchase. The acquisition cost, less than 0.2 percent of the Company's equity, was not material.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

PREPARATION OF FINANCIAL STATEMENTS

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company, including its wholly owned subsidiaries and a variable interest entity in which the Company has a partial ownership interest. All significant intercompany accounts and transactions are eliminated in consolidation. Certain prior period items have been reclassified to conform to the current period's presentation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. The Company considers that its accounting policies that are most dependent on the application of estimates and assumptions, and therefore viewed as critical accounting estimates, are those relating to items considered by management in the determination of:

    .  future policy benefits for life and accident and health contracts;

    .  recoverability of deferred policy acquisition costs ("DAC");

    .  estimated gross profits ("EGPs") for investment-oriented products;

    .  other-than-temporary impairments;

    .  goodwill impairment;

    . estimates with respect to income taxes, including recoverability of deferred tax assets; and

    . fair value measurements of certain financial assets and liabilities, including the Company's economic interest in Maiden Lane II LLC ("ML II"), a Delaware limited liability company whose sole member is the Federal Reserve Bank of New York ("New York Fed"). See Note 3 herein.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's consolidated financial condition, results of operations and cash flows could be materially affected.

Out of Period Adjustments

The Company recorded the net effect of certain out of period adjustments which increased pretax income for 2009 by $10.6 million. The Company evaluated these errors taking into account both qualitative and quantitative factors and considered the impact of these errors to 2009, as well as the materiality to the periods in which they originated. The pretax impact on prior periods relating to the 2009 out of period adjustments is as follows (in millions):

                                                       Total 2008 2007 Pre-2007
                                                       ----- ---- ---- --------
Increase to pretax income............................. $10.6 $3.3 $5.7   $1.6

Management believes these errors are immaterial to the financial statements.

Consolidation of Variable Interest Entity ("VIE")

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle 1 Trust"), a Delaware statutory trust established on July 31, 2003 (see Note 14). The business

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. The accounts of Castle 1 Trust have been included in these consolidated financial statements.

The impact of the consolidation of Castle 1 Trust on consolidated total assets and total liabilities as of December 31, 2009 and 2008, and consolidated net income (loss) for the three years ended December 31, 2009, was as follows:

                                                   Eliminations/
                                         Castle 1  Noncontrolling
                            The Company   Trust      Interests    Consolidated
                           ------------  --------  -------------- ------------
                                              (In Thousands)
December 31, 2009
   Total assets........... $101,531,130  $907,563    $(475,810)   $101,962,883
   Total liabilities......   90,800,328   528,271      (96,518)     91,232,081
   Net income (loss)......     (168,043)  (18,007)       6,203        (179,847)
December 31, 2008
   Total assets........... $ 89,391,156  $972,261    $(504,397)   $ 89,859,020
   Total liabilities......   83,934,632   575,151     (107,287)     84,402,496
   Net income (loss)......  (12,144,876)   42,873      (14,770)    (12,116,773)
December 31, 2007
   Net income............. $    751,142  $ 24,779    $  (8,536)   $    767,385

INSURANCE CONTRACTS

The insurance contracts accounted for in these consolidated financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, participating life, universal life, variable universal life and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most contracts issued in the future by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

INVESTMENTS

Fixed Maturity and Equity Securities

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses, net of deferred taxes and an adjustment to DAC, are recorded as a separate component of accumulated other comprehensive income (loss), within shareholder's equity. Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated lives, until maturity, or call date, if applicable. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

The Company may elect to measure any hybrid securities instrument at fair value, with changes in fair value recognized in earnings, if the hybrid instrument contains an embedded derivative that would otherwise be required to be bifurcated and accounted for separately. The election to measure the hybrid instrument at fair value is made on an instrument-by-instrument basis at the acquisition or issuance date and is irrevocable.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Fixed maturity and equity securities classified as trading securities are carried at fair value. Trading securities include the Company's economic interest in ML II, which is carried at fair value. For discussion on ML II, see Notes 6 and 7. Realized and unrealized gains and losses on trading securities are reported in net investment income.

Evaluating Investments for Other-Than-Temporary Impairments

On April 1, 2009, the Company adopted prospectively a new accounting standard addressing the evaluation of fixed maturity securities for other-than-temporary impairments. These requirements have significantly altered the Company's policies and procedures for determining impairment charges recognized through earnings. The new standard requires a company to recognize the credit component (a credit impairment) of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The new standard also changes the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold the security until recovery and requires additional disclosures. A credit impairment, which is recognized in earnings when it occurs, is the difference between the amortized cost of the fixed maturity security and the estimated present value of cash flows expected to be collected (recovery value), as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is recognized as a separate component of accumulated other comprehensive income (loss). The Company refers to both credit impairments and impairments recognized as a result of intent to sell as "impairment charges." The impairment model for equity securities was not affected by the new standard.

Impairment Policy -- Effective April 1, 2009 and Thereafter

Fixed Maturity Securities

If the Company intends to sell a fixed maturity security or it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to earnings.

For all other fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recovery value with a corresponding charge to earnings. Changes in fair value compared to recovery value, if any, is charged to unrealized appreciation (depreciation) of fixed maturity investments on which other-than-temporary credit impairments were taken (a component of accumulated other comprehensive income (loss)).

When assessing the Company's intent to sell a fixed maturity security, or if it is more likely than not that the Company will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition the Company's investment portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

The Company considers severe price declines and the duration of such price declines in its assessment of potential credit impairments. The Company also modifies its modeled outputs for certain securities when it determines that price declines are indicative of factors not comprehended by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, the Company generally prospectively accretes into income the difference between the new amortized cost and the expected undiscounted recovery value over the remaining expected holding period of the security.

In assessing whether a credit impairment has occurred for a structured fixed maturity security, the Company performs evaluations of expected future cash flows. Certain critical assumptions are made with respect to the performance of the securities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


When estimating future cash flows for a structured fixed maturity security (e.g. Residential mortgage-backed securities ("RMBS"), Commercial mortgage-backed securities ("CMBS"), Collateralized debt obligations ("CDO"), Asset backed securities ("ABS")) management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

    .  Current delinquency rates;

    .  Expected default rates and timing of such defaults;

    .  Loss severity and timing of any such recovery;

    .  Expected prepayment speeds; and

    .  Ratings of securities underlying structured products.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recovery value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recovery value other than the fair value, the determination of a recovery value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macro economic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

Equity Securities

The impairment model for equity securities and other cost and equity method investments was not affected by the adoption of the new accounting standard related to the other-than-temporary impairments in the second quarter of 2009. The Company continues to evaluate its available for sale equity securities, equity method and cost method investments for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

    . The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

    . A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

    . The Company has concluded that it may not realize a full recovery on its investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. The above criteria also consider circumstances of a rapid and severe market valuation decline in which the Company could not reasonably assert that the impairment period would be temporary (severity losses).

Fixed Maturity Securities Impairment Policy -- Prior to April 1, 2009

In all periods prior to April 1, 2009, the Company assessed its ability to hold any fixed maturity available for sale security in an unrealized loss position to its recovery at each balance sheet date. The decision to sell any such fixed maturity security classified as available for sale reflected the judgment of the Company's management that the security sold was unlikely to provide, on a relative value basis, as attractive a return in the future as alternative

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

securities entailing comparable risks. With respect to distressed securities, the sale decision reflected management's judgment that the risk-adjusted ultimate recovery was less than the value achievable on sale.

In those periods, the Company evaluated its fixed maturity securities for other-than-temporary impairments with respect to valuation as well as credit.

After a fixed maturity security had been identified as other-than-temporarily impaired, the amount of such impairment was determined as the difference between fair value and amortized cost and the entire amount was recorded as a charge to earnings.

Mortgage and Other Loans Receivable

Mortgage and other loans receivable includes mortgage loans on real estate, collateral, commercial and guaranteed loans. Mortgage loans are classified as loans held for investment.

Mortgage Loans Held for Investment

Loans classified as "held for investment" are those that the Company has the intent and ability to hold for the foreseeable future, or until maturity or payoff. Mortgage loans held for investment are carried at unpaid principal balances less valuation allowances and deferred fees or expenses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned. Interest income, amortization of premiums and discounts and prepayment fees are reported in net investment income in the consolidated statements of income (loss). Non-refundable loan origination fees and certain incremental direct origination costs are offset and the resulting net amount is deferred and amortized in net investment income (or expense) over the life of the related loan as an adjustment of the loan's yield. Loan commitment fees are generally deferred and recognized in net investment income (expense) as an adjustment of yield over the related life of the loan or upon expiration of the commitment if the commitment expires unexercised.

Valuation Allowance

An allowance for mortgage and other loans receivable is based on certain risk factors and recognized when collection of all amounts due under the contractual terms is not probable. There are two components of allowance for loan loss:
(i) individual loans that are specifically reserved ("specific loan loss allowance") and (ii) groups of loans that have specific characteristics indicating a probable loss although the loss cannot be determined for any individual loan in the group ("segment loan loss allowance").

A specific loan loss allowance is determined based on the fair value of the collateral supported by an internal cash flow analysis, third party broker opinion of value or a third party appraisal report. The allowance amount is calculated as the excess of book value of the individual loan over the fair value of its collateral, net of a sales cost estimate.

The Company segregates pools of loans with higher risk profile from the mortgage loan portfolio to determine a segment loan loss allowance, using factors such as vintage, maturity date, debt service coverage ratio ("DSCR"), loan to value ("LTV") and type of loan. The Company reviews and revises these key assumptions on a quarterly basis based on an analysis of market conditions. The appraised value of the collateral of the loans with higher risk profile is then reduced by a percentage, which is based on current market conditions. To the extent that the reduced appraised value of the collateral with higher risk profile is lower than its book value, an allowance is recorded. Loans with specific loan loss allowance are excluded from the segment loan loss allowance.

Additions or reductions to the allowance for loan losses are made through charges or credits to realized investment gains (losses) in the consolidated statements of income (loss).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Policy Loans

Policy loans are carried at unpaid principal amount. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Investment Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. The Company does not currently hold any available for sale investment real estate.

Partnerships and Other Invested Assets

Partnerships in which AIG holds less than a five percent interest are carried at fair value and the change in fair value is recognized as a component of accumulated other comprehensive income (loss). With respect to partnerships in which AIG holds in the aggregate a five percent or greater interest, or less than five percent interest but AIG has more than a minor influence over the operations of the investee, the Company's carrying value is its share of the net asset value. The changes in such net asset values accounted for under the equity method are recorded in earnings through net investment income. In applying the equity method of accounting, the Company consistently uses financial information provided by the general partners or manager of each of these investments, which is generally one to three months prior to the end of the Company's reporting period. The financial statements of these investees are generally audited on an annual basis.

Other invested assets include preferred equity investments in partially owned companies. Generally, the equity method of accounting is used for the Company's investment in companies in which the Company's ownership interest approximates 20 percent but is not greater than 50 percent. At December 31, 2009 and 2008, the Company's investments in partially owned companies included its 38.7 percent interest in the non-voting preferred equity of Castle 2003-2 Trust ("Castle 2 Trust"; see Note 14).

Aircraft

Aircraft owned by Castle 1 Trust are recorded at cost and depreciated on a straight-line basis, generally over estimated useful lives of 25 years from the date of manufacture to a residual value that is 15 percent of cost. Certain major additions and modifications to aircraft may be capitalized. The residual value estimates are reviewed periodically to ensure continued appropriateness. Aircraft are periodically reviewed for impairment and an impairment loss is recorded when the estimate of undiscounted future cash flows expected to be generated by the aircraft is less than its carrying value (net book value).

Short-Term Investments

Short-term investments consist of interest-bearing money market funds, investment pools, and other investments with original maturities within one year from the date of purchase.

Derivative Financial Instruments

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds). The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

The Company issues equity-indexed universal life and annuity products, which contain embedded derivatives associated with guarantees tied to certain indices. The Company purchases call options from the S&P 500 Index, the Dow Jones EURO STOXX 50, Nikkei 225 Index and the Hang Seng Index to offset the increase in its liabilities

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

resulting from the equity-indexed features of these products. With the exception of premiums required for the purchase of publicly-traded or over-the-counter traded options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

The Company believes its hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting. The Company carries all derivatives at fair value in the consolidated balance sheets. Changes in the fair value of derivatives are reported as part of net realized investment gains and losses in the consolidated statements of income (loss). See Note 5 for additional disclosures.

CASH AND CASH EQUIVALENTS

CASH REPRESENTS CASH ON HAND AND NON-INTEREST BEARING DEMAND DEPOSITS.

In order to align the accounting policies employed by the Company's subsidiary, VALIC, with those historically applied by the Company, the Company reclassed VALIC's prior year investment in a pool account of $1.9 billion and $0.3 billion from cash and cash equivalents to short-term investments at December 31, 2008 and December 31, 2007, respectively, to coincide with the Company's policy. In addition, the Company has restated the consolidated statements of cash flows for this change.

RESTRICTED CASH

Castle 1 Trust maintains various restricted cash accounts, primarily lessee-funded accounts, which are not available for general use. Restricted cash consists of security deposits from lessees and swap collateral that are required to be segregated from other funds.

DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED ("VOBA") AND DEFERRED SALES INDUCEMENTS

Policy acquisition costs of writing an insurance policy, including commissions, underwriting, and certain marketing expenses, are deferred and reported as DAC. The costs assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin Life Insurance Company, is reported as VOBA.

Policy acquisition costs for traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. Policy acquisition costs and policy issuance costs related to universal life, and investment-type products (investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts. EGPs are composed of net interest income, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. If EGPs change significantly, DAC is recalculated using the new assumptions. Any resulting adjustment is included in income as an adjustment to DAC. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts. The DAC for investment-oriented products is also adjusted with respect to EGPs as a result of changes in the net unrealized gains or losses on fixed maturity and equity securities available for sale. Because fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains/losses on fixed maturity and equity securities available for sale that is credited or charged directly to accumulated other comprehensive income (loss).

VOBA is determined at the time of acquisition and is reported in the consolidated balance sheet with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business similar to that for DAC based on the assumptions at purchase. For universal life, and investment-oriented products, VOBA is amortized in relation to the estimated gross profits to date for each period. Similar to DAC, VOBA is adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income (loss).

With respect to the variable annuity contracts of VALIC, the Company uses a "reversion to the mean" methodology which allows the Company to maintain its long-term assumptions, while also giving consideration to the effect of deviations from these assumptions occurring in the current period. A DAC unlocking is performed when management determines that key assumptions (e.g., market return, surrender rates, etc.) should be modified. The DAC asset is recalculated using the new long-term assumptions. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry. Any resulting adjustment is included in income as an adjustment to DAC.

With respect to the Company's variable universal life policies, the assumption for the long-term growth of the separate account assets used by the Company in the determination of DAC amortization is approximately 8.3 percent. For the Company's direct variable annuity policies, because of the limited size of the block of business, a simplified approach was used which combines experience for lapses, death, and market growth.

The Company currently offers sales inducements, which may include enhanced crediting rates or bonus payments to contract holders on certain of its products. Sales inducements provided to the policyholder are recognized as part of the liability for policyholder contract deposits on the consolidated balance sheets. To qualify for such accounting treatment, the sales inducement must be explicitly identified in the contract at inception, and the Company must demonstrate that such amounts are incremental to amounts the Company credits on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The cost of such sales inducements are deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize DAC.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities represent funds that are separately administered for variable annuities and variable universal life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain policies. Therefore, the Company's liability for these separate accounts equals the value of the separate account assets. Separate account assets are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share and are insulated from creditors. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income (loss), comprehensive income (loss), and cash flows.

The Company receives administrative fees and other fees for assuming mortality and certain expense risks. Such fees are included in insurance charges in the consolidated statements of income (loss).

GOODWILL

In 2008, the Company recorded a goodwill impairment charge of $57.2 million, which was primarily attributable to a decline in the estimated fair value of the Company due to the uncertain economic environment during the fourth quarter of that year. There was no goodwill on the consolidated balance sheets at December 31, 2008 or 2009.

FUTURE POLICY BENEFITS

The liability for future policy benefits is established using assumptions described in Note 9 herein. Future policy benefits include liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature. Structured settlement liabilities are presented on a discounted basis as the settled claims are fixed and determinable. Also included in future policy benefits is the liability for guaranteed minimum death benefit ("the GMDB"). A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (i) the contract holder's account value, or (ii) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals. The GMDB has issue age and other restrictions

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The Company provides reserves for future GMDB-related benefits. The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholder benefits in the consolidated statements of income (loss).

Guaranteed minimum income benefits ("GMIB") is a feature the Company offered on certain variable annuity products intermittently from 1998 to 2006. If included in the contract, GMIB provides a minimum fixed annuity payment guarantee after a specified waiting period. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated contract holder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The GMIB liability is determined each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the GMDB and GMIB liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

POLICYHOLDER CONTRACT DEPOSITS

Policyholder contract deposits are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees). Deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statements of income (loss), as they are recorded directly to policyholder contract deposits upon receipt. Policyholder contract deposits also include the Company's liabilities for guaranteed minimum withdrawal benefit ("GMWB") accounted for as embedded derivatives at fair value.

The variable annuities with a GMWB feature are primarily sold through VALIC. VALIC began offering a GMWB feature on certain variable annuity product in second quarter of 2006. If available and elected by the contract holder at time of issuance and depending on the provisions of the feature elected, this feature provides a guaranteed annual withdrawal stream either for a specified period of time or for life, regardless of market performance. The amount of the guaranteed withdrawal stream is determined from a guaranteed benefit base amount that is dependent upon the specific feature elected. The Company bears the risk that protracted under-performance of the financial markets and/or greater than expected longevity could result in GMWB benefits being higher than the underlying contract holder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided.

First available in 2008, there is a GMWB rider that is available on certain equity indexed annuities which are not sold through VALIC. These products are annuities maintained in the general account. As long as no excess withdrawals are taken, the GMWB rider guarantees that the rider benefit amount withdrawals will be available for life and will never decrease, without the need to convert the contract into a payout annuity, even if the annuity value declines to zero. The rider benefit amount is based on a percentage of the contract's account value. That percentage is dependent on the attained age of the annuitant.

The fair value of the liabilities for GMWB requires significant management estimates and is based on the present value of expected benefits to be paid less the present value of fee income associated with the guarantees. The fair value estimate of the GMWB guarantees include unobservable inputs such as management's estimate of contract holder behavior as well as such observable inputs as swap curves and market calibrated implied volatility. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

projected benefit payments. The changes in fair value of the liability for GMWB are reported in net realized investment gain (loss) in the consolidated statements of income (loss).

POLICY CLAIMS AND BENEFITS PAYABLE

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but unreported claims; and (ii) an estimate, based upon prior experience, for accident and health reported and incurred but unreported losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

OTHER POLICYHOLDERS' FUNDS

Included in policyholders' funds are primarily unearned revenue reserves ("URR"), liabilities for dividends arising out of participating business, reserves for experience rated group products and liabilities for policyholder premium deposit funds.

URR consists of front end loads on interest sensitive contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Front end loads for interest sensitive life insurance policies are generally deferred and amortized, with interest, in relation to the incidence of gross profit margins to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying gross profit margins as DAC.

Liabilities for dividends arise from participating products issued by the Company. Participating products are those which share in the earnings of the company based on provisions within the insurance contracts sold. These dividends are declared annually by the Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. The liabilities also include provisions for dividends payable, an estimate of dividends to be paid in the future but which are not yet payable.

Provisions for experience rating refunds arise from contractual obligations between the Company and the group being insured. Periodic assessments of the experience of the insured group are undertaken and the group participates in the profits of the business, either through adjustments to premiums or through refunds from the liability for the refund.

Premium deposit funds represent a liability for premiums received in advance of their due dates. Such premiums are allowed to accumulate with interest until they are due, at which time the premiums are applied to the underlying policies.

PREMIUM RECOGNITION

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized as a change in future policy benefits in the statements of income (loss).

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges and are included in other revenue in the consolidated statements of income (loss). Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DAC. Variable annuity and variable universal life fees, asset management fees and surrender charges are recorded as income in insurance charges when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET INVESTMENT INCOME

Net investment income represents income primarily from the following sources in the Company's operations:

    . Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

    . Dividend income and distributions from common and preferred stock and other investments when receivable.

    . Realized and unrealized gains and losses from investments in trading securities accounted for at fair value.

    . Earnings from hedge funds and limited partnership investments accounted for under the equity method.

NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized investment gains and losses are determined by specific identification. The net realized investment gains and losses are generated primarily from the following sources:

    . Sales of fixed maturity and equity securities (except trading securities accounted for at fair value), real estate, investments in joint ventures and limited partnerships, securities lending invested collateral and other types of investments.

    . Reductions to the cost basis of fixed maturity and equity securities (except trading securities accounted for at fair value), and other invested assets for other-than-temporary impairments.

    .  Changes in fair value of derivatives.

    .  Exchange gains and losses resulting from foreign currency transactions.

INCOME TAXES

Deferred taxes and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

SECURITIES LENDING INVESTED COLLATERAL AND SECURITIES LENDING PAYABLE

On December 12, 2008, the Company terminated its securities lending activities (see Note 7 for additional information).

Securities lending collateral was invested in interest-bearing cash equivalents and fixed maturity securities, primarily floating-rate bonds. Securities lending collateral investments in fixed maturity securities were carried at fair value and accounted for in a manner consistent with other available-for-sale fixed maturity securities, and were evaluated for other-than-temporary impairment by applying the same criteria used for other fixed maturity securities. The Company's allocated portion of income earned on the invested collateral, net of interest repaid to the borrowers under the securities lending agreements and the related management fees paid to administer the program, was recorded as investment income in the consolidated statements of income (loss). The Company's allocated portion of any realized investment losses on the invested collateral was recorded in the consolidated statements of income

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

(loss). The Company generally obtained and maintained cash collateral from securities borrowers at current market levels for the securities lent. During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings. Changes in forward purchase commitments were recorded as net realized investment gains (losses) in the consolidated statements of income (loss).

Since the Company terminated its securities lending activities on December 12, 2008, there were no securities subject to securities lending agreements on the consolidated balance sheets at December 31, 2009 or 2008.

ACCOUNTING CHANGES

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2007:

Deferred Acquisition Costs

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued an accounting standard that provides guidance on accounting for internal replacements of insurance and investment contracts other than those specifically described in the accounting standard for certain long-duration contracts issued by insurance enterprises. The standard defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacements that result in a substantially changed contract are accounted for as a termination and a replacement contract. The effective date of the implementation guidance was January 1, 2007. The adoption of this guidance did not have a material effect on the Company's consolidated financial condition or results of operations.

Uncertainty in Income Taxes

In July 2006, the Financial Accounting Standards Board ("FASB") issued an accounting standard which clarifies the accounting for uncertainty in income tax positions. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of an income tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and additional disclosures. The Company adopted the interpretation on January 1, 2007. No increase in the liability for unrecognized tax benefits was required upon adoption. See Note 13 for additional disclosures on this standard.

Accounting for a Change or Projected Change in the Timing of Cash Flows Relating to Income Taxes Generated by a Leveraged Lease Transaction

In July 2006, the FASB issued an accounting standard that addresses how a change or projected change in the timing of cash flows relating to income taxes generated by a leveraged lease transaction affects the accounting for the lease by the lessor, and directs that the tax assumptions be consistent with any uncertain tax position related to the lease. The Company adopted the standard on January 1, 2007. Upon adoption, the Company recorded a $49.8 million decrease to the opening balance of retained earnings, net of tax, to reflect the cumulative effect of this change in accounting. In 2008, the Company revised the projected timing of income tax cash flows related to a leveraged lease transaction. In accordance with the standard, the allocation of income to positive investment years was recalculated from the inception of the lease using the revised assumptions. The net investment balance was adjusted to conform to the recalculated balances, and the change was recognized as a $200.5 million reduction to investment income for the year ended December 31, 2008.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2008:

Fair Value Measurements

In September 2006, the FASB issued an accounting standard that defines fair value, establishes a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but does not change existing guidance about whether an asset or liability is carried at fair value. The standard also clarifies that an issuer's credit standing should be considered when measuring liabilities at fair value. The Company adopted the standard on January 1, 2008, its required effective date. The standard must be applied prospectively, except for certain stand-alone derivatives and hybrid instruments, which must be applied as a cumulative effect of change in accounting principle to retained earnings at January 1, 2008. The adoption of the standard did not have a material effect on the Company's consolidated financial condition or results of operations.

Fair Value Option

In February 2007, the FASB issued an accounting standard that permits entities to choose to measure at fair value many financial instruments and certain other items that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings. The standard also establishes presentation and disclosure requirements for similar types of assets and liabilities measured at fair value. The standard permits the fair value option election on an instrument-by-instrument basis for eligible items existing at the adoption date and at initial recognition of an asset or liability, or upon most events that gives rise to a new basis of accounting for that instrument. The Company adopted the new standard on January 1, 2008, its required effective date. The Company did not make any fair value measurement elections upon initial adoption of the standard.

Fair Value of Financial Assets in Inactive Markets

In October 2008, the FASB issued an accounting standard that provides guidance clarifying certain aspects with respect to the fair value measurements of a security when the market for that security is inactive. The Company adopted this guidance in the third quarter of 2008. The effects of adopting the new standard on the Company's consolidated financial condition and results of operations were not material.

Amendment to Other-Than-Temporary Impairment Guidance

In January 2009, the FASB issued an accounting standard that amends the impairment guidance on recognition of interest income and impairment on purchased beneficial interests and beneficial interests that continue to be held by a transferor in securitized financial assets to achieve more consistent determination of whether an other-than-temporary impairment has occurred. The standard also retains and emphasizes the objective of an other-than-temporary impairment assessment and the related disclosure requirements related to the accounting for certain investments in debt and equity securities and other related guidance. The Company adopted this guidance in the fourth quarter of 2008. The effects of adopting the standard on the Company's consolidated financial condition and results of operations were not material.

THE COMPANY ADOPTED THE FOLLOWING ACCOUNTING STANDARDS DURING 2009:

Noncontrolling Interests in Consolidated Financial Statements

In December 2007, the FASB issued an accounting standard that requires noncontrolling (i.e., minority) interests in partially owned consolidated subsidiaries to be classified in the consolidated balance sheets as a separate component of equity, or in the mezzanine section of the balance sheets (between liabilities and equity) if such interests do not qualify for "permanent equity" classification. The new standard also specifies the accounting treatment for subsequent acquisitions and sales of noncontrolling interests and how noncontrolling interests should be presented in the consolidated statements of income (loss). The noncontrolling interests' share of subsidiary income (loss) should be reported as a part of consolidated net income (loss) with disclosure of the attribution of consolidated net income (loss) to the controlling and noncontrolling interests on the face of the consolidated statements of income
(loss).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company adopted the new standard on January 1, 2009 and applied it prospectively, except for presentation and disclosure requirements. The consolidated statements of income (loss) for the years ended December 31, 2008 and 2007 have been retrospectively recast to include net income (loss) attributable to both the controlling and noncontrolling interests. Minority interest on the consolidated balance sheets at December 31, 2008, was reclassified to a separate component of total equity entitled Noncontrolling Interests.

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued an accounting standard that requires enhanced disclosures about (i) how and why the Company uses derivative instruments,
(ii) how derivative instruments and related hedged items are accounted for, and
(iii) how derivative instruments and related hedged items affect the Company's consolidated financial condition, results of operations, and cash flows. The Company adopted the new standard on January 1, 2009. See Note 5 for related disclosures.

Subsequent Events

In May 2009, the FASB issued an accounting standard that requires disclosure of the date through which a company evaluated the need to disclose events that occurred subsequent to the balance sheet date and whether that date represents the date the financial statements were issued or were available to be issued. The Company adopted the new standard for the period ended June 30, 2009.

Recognition and Presentation of Other-Than-Temporary Impairments

In April 2009, the FASB issued an accounting standard that requires a company to recognize the credit component of an other-than-temporary impairment of a fixed maturity security in earnings and the non-credit component in accumulated other comprehensive income (loss) when the company does not intend to sell the security or it is more likely than not that the company will not be required to sell the security prior to recovery. The standard also changed the threshold for determining when an other-than-temporary impairment has occurred on a fixed maturity security with respect to intent and ability to hold until recovery. The standard does not change the recognition of other-than-temporary impairment for equity securities. The standard requires additional disclosures in interim and annual reporting periods for fixed maturity and equity securities.

The Company adopted the new standard on April 1, 2009 and recorded an after-tax cumulative effect adjustment to increase the Company's shareholder's equity by $735.4 million as of April 1, 2009, consisting of a decrease in accumulated deficit of $2.4 billion and an increase to accumulated other comprehensive loss of $1.6 billion, net of tax. The net increase in the Company's shareholder's equity was due to a reversal of a portion of the deferred tax asset valuation allowance for certain previous non-credit impairment charges directly attributable to the change in accounting principle (see Note 13 herein). The cumulative effect adjustment resulted in an increase of approximately $3.0 billion in the amortized cost of fixed maturity securities, which has the effect of significantly reducing the accretion of investment income over the remaining life of the underlying securities, beginning in the second quarter of 2009. The effect of the reduced investment income will be offset, in part, by a decrease in the amortization of DAC and sales inducements assets.

The new standard is expected to reduce the level of other-than-temporary impairment charges recorded in earnings for fixed maturity securities due to the following required changes in the Company's accounting policy for other-than-temporary impairments:

    . Impairment charges for non-credit (e.g., severity) losses are no longer recognized in earnings;

    . The amortized cost basis of credit impaired securities will be written down through a charge to earnings to the present value of expected cash flows, rather than to fair value; and

    . For fixed maturity securities that are not deemed to be credit-impaired, the Company is no longer required to assert that it has the intent and ability to hold such securities to recovery to avoid an other-than-temporary impairment charge. Instead, an impairment charge through earnings is required only in situations

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

      where the Company has the intent to sell the fixed maturity security or it is more likely than not that the Company will be required to sell the security prior to recovery.

The following table presents the components of the change in the Company's shareholder's equity at April 1, 2009 due to the adoption of the new accounting standard for other-than-temporary impairments:

                                                                                    (Increase)
                                                                                   Decrease to  Net Increase
                                                                       (Increase)  Accumulated     in the
                                                                       Decrease to    Other       Company's
                                                                       Accumulated   Compre-    Shareholder's
                                                                         Deficit   hensive Loss    Equity
                                                                       ----------- ------------ -------------
                                                                                   (In Thousands)
Net effect of the increase in amortized cost of available for sale
  fixed maturity securities........................................... $3,033,394  $(3,033,394)   $     --
Net effect of related DAC, sales inducement assets and other
  insurance balances..................................................   (493,417)     493,417          --
Net effect on deferred income tax assets..............................   (162,192)     897,592     735,400
                                                                       ----------  -----------    --------
Net increase in the Company's shareholder's equity.................... $2,377,785  $(1,642,385)   $735,400
                                                                       ==========  ===========    ========

Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly

In April 2009, the FASB issued an accounting standard that provides guidance for estimating fair value of assets and liabilities when the volume and level of activity for an asset or liability have significantly decreased and for identifying circumstances that indicate a transaction is not orderly. The new standard also requires extensive additional fair value disclosures. The adoption of the new standard on April 1, 2009, did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Measuring Liabilities at Fair Value

In August 2009, the FASB issued an accounting standards update to clarify how the fair value measurement principles should be applied to measuring liabilities carried at fair value. The update explains how to prioritize market inputs in measuring liabilities at fair value and what adjustments to market inputs are appropriate for debt obligations that are restricted from being transferred to another obligor. The update was effective beginning October 1, 2009 for the Company. The adoption of the new standard update did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In September 2009, the FASB issued an accounting standard update that permits, as a practical expedient, a company to measure the fair value of an investment that is within the scope of the update on the basis of the net asset value per share of the investment (or its equivalent) if that value is calculated in accordance with fair value as defined by the FASB. The standard also requires enhanced disclosures. The new standard applies to investment companies that do not have readily determinable fair values such as certain hedge funds and private equity funds. The new standard was effective for interim and annual periods ending after December 15, 2009. The new standard does not apply to the Company and therefore did not have a material effect on the Company's consolidated financial condition, results of operations or cash flows.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

Consolidation of Variable Interest Entities

In June 2009, the FASB issued an accounting standard that amends the rules addressing consolidation of variable interest entities with an approach focused on identifying which enterprise has the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and has (i) the obligation to

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

absorb losses of the entity or (ii) the right to receive benefits from the entity. The new standard also requires enhanced financial reporting by enterprises involved with variable interest entities. The new standard is effective for interim and annual periods beginning on January 1, 2010 for the Company. Earlier application is prohibited. The Company has assessed and has determined that the standard did not have a material effect on its consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

Amounts related to the Company's financial instruments are as follows:

                                                            2009                    2008
                                                   ----------------------- -----------------------
                                                    Carrying      Fair      Carrying      Fair
                                                     Amount       Value      Amount       Value
                                                   ----------- ----------- ----------- -----------
                                                                   (In Thousands)
ASSETS
Fixed maturity securities, available for sale..... $49,380,541 $49,380,541 $42,684,377 $42,684,377
Hybrid securities.................................      54,554      54,554      11,938      11,938
Fixed maturity securities, trading................     307,941     307,941     327,675     327,675
Equity securities, available for sale.............     121,658     121,658      81,193      81,193
Equity securities, trading........................       1,000       1,000       1,000       1,000
Mortgage and other loans receivable...............   6,309,872   6,180,022   6,649,204   6,732,555
Policy loans......................................   1,853,297   1,853,297   1,959,988   1,959,988
Partnerships and other invested assets............   2,553,335   2,553,335   3,393,273   3,393,273
Short-term investments............................   6,581,143   6,581,143   3,174,178   3,174,178
Derivative assets.................................      38,023      38,023     151,675     151,675
Investment in AIG.................................       3,236       3,236       3,389       3,389
Accrued investment income.........................     765,825     765,825     747,529     747,529
Separate account assets...........................  24,982,861  24,982,861  20,696,934  20,696,934
LIABILITIES
Policyholder contract deposits (a)................  38,471,635  40,770,102  37,065,565  37,027,770
Derivative liabilities............................      42,232      42,232      16,251      16,251
Dividend accumulations............................     802,117     802,117     843,882     843,882

--------
(a) Net embedded derivatives within liability host contracts are presented within policyholder contract deposits.

Fixed Maturity Securities, Hybrid Securities, Equity Securities and Trading Securities

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure at fair value fixed maturity, hybrid and equity securities in its available for sale and trading portfolios. Market price data generally is obtained from third party pricing vendors.

The Company estimates the fair value of fixed maturity securities not traded in active markets by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For certain fixed maturity securities that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The fixed maturity securities, trading portfolio includes an interest in ML II. At inception, the Company's economic interest in ML II was valued at the transaction price of $350.3 million. Subsequently, the ML II interest is valued using a discounted cash flow methodology that uses the estimated future cash flows of the assets to which the ML II interest is entitled. The Company applies model-determined market discount rates to its interests. These discount rates are calibrated to the changes in the estimated asset values of the underlying assets commensurate with the Company's interest in the capital structure of the entity. Estimated cash flows and discount rates used in the valuations are validated, to the extent possible, using market observable information for securities with similar asset pools, structure and terms.

The fair value methodology used assumes the underlying collateral in the interest in ML II will continue to be held and generate cash flows into the foreseeable future and does not assume a current liquidation of the assets underlying the interest in ML II. Other methodologies employed or assumptions made in determining fair value for these investments could result in amounts that differ significantly for the amounts reported.

Mortgage and Other Loans Receivable

Fair value for mortgage loans is primarily determined by using discounted cash flow calculations based upon the Company's current incremental lending rates for similar type loans. Fair value for collateral, commercial and guaranteed loans is based principally on independent pricing services, broker quotes and other independent information.

Policy Loans

The fair values of the policy loans were not calculated as the Company believes it would have to expend excessive costs for the benefits derived.

Partnerships and Other Invested Assets

The Company initially estimates the fair value of investments in certain private limited partnerships and certain hedge funds by reference to the transaction price. Subsequently, the Company obtains the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which generally are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Short-Term Investments

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

Derivative Assets and Liabilities

Derivative assets and liabilities can be exchange-traded or traded over the counter ("OTC"). The Company generally values exchange-traded derivatives using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for the Company to protect against its net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty credit default swap spreads. The Company's net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as cash collateral posted by the counterparty at the balance sheet date.

Accrued Investment Income

The carrying value of these assets approximates fair value because of the relatively short period of time between origination and expected realization.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Investment in AIG

The fair value of the investment in AIG is based on quoted market prices of AIG common stock.

Dividend Accumulation

Fair value of dividend accumulation is the accumulated value of dividends to be paid to the policyholders with interest.

Policyholder Contract Deposits

Fair value for policyholder contract deposits associated with investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Where no similar contracts are being offered, the discount rate is the appropriate tenor swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

The fair value of embedded derivatives contained in certain contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These cash flow estimates primarily include benefits and related fees assessed, when applicable, and incorporate expectations about policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on the Company's historical experience.

Because of the dynamic and complex nature of the expected cash flows in the Company's variable annuity contracts, risk neutral valuations are used. Estimating the underlying cash flows for these products involves many estimates and judgments, including those regarding expected market rates of return, market volatility, correlations of market

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

index returns to funds, fund performance, discount rates and policyholder behavior. With the 2008 adoption of fair value measurements and disclosure standards, this methodology was not changed, with the exception of incorporating an explicit risk margin to take into consideration market participant estimates of projected cash flows and policyholder behavior. The valuation technique used to measure the fair value of embedded derivatives was modified during 2008, primarily with respect to the development of long-dated equity volatility assumptions and the discount rates applied to certain projected benefit payments.

The Company uses the Option Budget Valuation Method for its equity indexed life and annuity contracts, which incorporates estimates of the policyholder behavior as well as estimates of the discount rate and option budget. The projection and discount rates utilized are risk-neutral and market-observable. This methodology was implemented in 2007. With the 2008 adoption of fair value measurements and disclosure standards, an explicit risk margin was incorporated to take into consideration the estimates of projected cash flows and policyholder behavior.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

Recurring Fair Value Measurements

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing, able and knowledgeable market participants at the measurement date.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Beginning January 1, 2008, assets and liabilities recorded at fair value in the consolidated balance sheets are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below:

    . Level 1 - Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets via third party pricing vendors. The Company does not adjust the quoted price for such instruments.

    . Level 2 - Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

    . Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment. In making the assessment, the Company considers factors specific to the asset or liability.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present information about assets and liabilities measured at fair value on a recurring basis and indicates the level of the fair value measurement based on the levels of the inputs used:

                                                                                              Counterparty
At December 31, 2009                                         Level 1     Level 2    Level 3   Netting (a)  Total Fair Value
--------------------                                       ----------- ----------- ---------- ------------ ----------------
                                                                                    (In Thousands)
ASSETS:
Fixed maturity securities, available for sale:
   U.S. government obligations............................ $        -- $   413,310 $       --   $     --     $   413,310
   Foreign government.....................................          --     620,133         --         --         620,133
   States, territories & political subdivisions...........          --     358,915    113,088         --         472,003
   Corporate securities...................................          --  34,613,864  1,645,827         --      36,259,691
   Mortgage-backed, asset-backed and collateralized:......
       Residential mortgage-backed securities.............          --   6,051,755  1,871,275         --       7,923,030
       Commercial mortgage-backed securities..............          --     589,014  1,133,125         --       1,722,139
       Collateralized debt obligation / Asset backed
         securities.......................................          --     747,723  1,222,512         --       1,970,235
                                                           ----------- ----------- ----------   --------     -----------
Total fixed maturity securities, available for sale.......          --  43,394,714  5,985,827         --      49,380,541
                                                           ----------- ----------- ----------   --------     -----------
Hybrid securities:
   Foreign government.....................................          --       1,571     49,983         --          51,554
   Corporate securities...................................          --          --      3,000         --           3,000
                                                           ----------- ----------- ----------   --------     -----------
Total hybrid securities...................................          --       1,571     52,983         --          54,554
                                                           ----------- ----------- ----------   --------     -----------
Fixed maturity securities, trading:
   Corporate securities...................................          --       4,000         --         --           4,000
   Mortgage-backed, asset-backed and collateralized:
       Commercial mortgage-backed securities..............          --      30,000      8,000         --          38,000
       Collateralized debt obligation / Asset backed
         securities.......................................          --          --    265,941         --         265,941
                                                           ----------- ----------- ----------   --------     -----------
Total fixed maturity securities, trading..................          --      34,000    273,941         --         307,941
                                                           ----------- ----------- ----------   --------     -----------
Equity securities, available for sale:
   Common stocks..........................................      78,881          19     12,077         --          90,977
   Preferred stocks.......................................          --       8,014     22,667         --          30,681
                                                           ----------- ----------- ----------   --------     -----------
Total equity securities, available for sale...............      78,881       8,033     34,744         --         121,658
                                                           ----------- ----------- ----------   --------     -----------
Equity securities, trading:
   Common stocks..........................................          --          --      1,000         --           1,000
                                                           ----------- ----------- ----------   --------     -----------
Total equity securities, trading..........................          --          --      1,000         --           1,000
                                                           ----------- ----------- ----------   --------     -----------
Partnerships and other invested assets....................      16,000     286,739    749,428         --       1,052,167
Short-term investments....................................      31,243   4,863,238         --         --       4,894,481
Derivative assets.........................................      10,651      52,294      6,843    (31,765)         38,023
Separate account assets...................................  24,977,501       5,360         --         --      24,982,861
                                                           ----------- ----------- ----------   --------     -----------
       Total.............................................. $25,114,276 $48,645,949 $7,104,766   $(31,765)    $80,833,226
                                                           =========== =========== ==========   ========     ===========
LIABILITIES:
Policyholder contract deposits............................ $        -- $        -- $  240,070   $     --     $   240,070
Derivative liabilities....................................         385      73,612         --    (31,765)         42,232
                                                           ----------- ----------- ----------   --------     -----------
       Total.............................................. $       385 $    73,612 $  240,070   $(31,765)    $   282,302
                                                           =========== =========== ==========   ========     ===========

--------
(a) Represents netting of derivative exposures covered by a qualifying master netting agreement.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2008                                           Level 1     Level 2    Level 3   Total Fair Value
--------------------                                         ----------- ----------- ---------- ----------------
                                                                               (In Thousands)
ASSETS:
Fixed maturity securities, available for sale............... $        -- $37,370,617 $5,313,760   $42,684,377
Hybrid securities...........................................          --      11,938         --        11,938
Fixed maturity securities, trading..........................          --      49,249    278,426       327,675
Equity securities, available for sale.......................      43,368       6,241     31,584        81,193
Equity securities, trading..................................          --          --      1,000         1,000
Partnerships and other invested assets......................      13,000     474,911    812,590     1,300,501
Short-term investments......................................          --   1,645,024         --     1,645,024
Derivative assets...........................................      32,742     112,204      6,729       151,675
Separate account assets.....................................  20,422,032     274,902         --    20,696,934
                                                             ----------- ----------- ----------   -----------
   Total.................................................... $20,511,142 $39,945,086 $6,444,089   $66,900,317
                                                             ----------- ----------- ----------   -----------
LIABILITIES:
Policyholder contract deposits.............................. $        -- $        -- $  407,642   $   407,642
Derivative liabilities......................................         251      16,000         --        16,251
                                                             ----------- ----------- ----------   -----------
   Total.................................................... $       251 $    16,000 $  407,642   $   423,893
                                                             ----------- ----------- ----------   -----------

At December 31, 2009 and 2008, Level 3 assets were 7.0 percent and 7.2 percent of total assets and Level 3 liabilities were 0.3 percent and 0.5 percent of total liabilities, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following tables present changes during the years ended December 31, 2009 and 2008 in Level 3 assets and liabilities measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in the consolidated statements of income (loss) during the years ended December 31, 2009 and 2008 related to the Level 3 assets and liabilities that remained in the consolidated balance sheets at December 31, 2009 and 2008:

                                                         Net
                                                      Realized                                                        Changes in
                                                         and                                                          Unrealized
                                                     Unrealized                Purchases,                                Gains
                                                        Gains     Accumulated    Sales,                               (Losses) on
                                         Balance at   (Losses)       Other      Issuances                             Instruments
Twelve Months Ended December 31,        Beginning of included in Comprehensive     and     Transfers In  Balance at   Held at End
2009                                       Period    Income (a)  Income (Loss) Settlements    (Out)     End of Period  of Period
--------------------------------        ------------ ----------- ------------- ----------- ------------ ------------- -----------
                                                                             (In Thousands)
ASSETS:
Fixed maturity securities,
  available for sale:
   States, territories & political
     subdivisions......................  $   92,469   $       2   $   (1,054)   $  40,473   $ (18,802)   $  113,088    $      --
   Corporate securities................   2,088,637      16,138      568,575     (408,121)   (619,402)    1,645,827           --
   Mortgage-backed, asset-backed
     and collateralized:
       Residential mortgage-backed
         securities....................   1,811,090    (180,795)     212,917      (47,394)     75,457     1,871,275           --
       Commercial mortgage-backed
         securities....................     574,081    (220,090)     310,373     (124,057)    592,818     1,133,125           --
       Collateralized debt
         obligation / Asset backed
         securities....................     747,483     (17,056)     236,059       29,092     226,934     1,222,512           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Total fixed maturity securities,
  available for sale...................   5,313,760    (401,801)   1,326,870     (510,007)    257,005     5,985,827           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Hybrid securities:
   Foreign government..................          --         345          695           --      48,943        49,983           --
   Corporate securities................          --          --           --           --       3,000         3,000           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Total hybrid securities................          --         345          695           --      51,943        52,983           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Fixed maturity securities, trading:
   Mortgage-backed, asset-backed
     and collateralized:
       Commercial mortgage-backed
         securities....................       4,000       1,000           --           --       3,000         8,000        2,000
       Collateralized debt
         obligation / Asset backed
         securities....................     274,426     (21,927)          --       13,442          --       265,941      (21,927)
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Total fixed maturity securities,
  trading..............................     278,426     (20,927)          --       13,442       3,000       273,941      (19,927)
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Equity securities, available for
  sale:
   Common stocks.......................      10,917      (6,867)       5,975        2,104         (52)       12,077           --
   Preferred stocks....................      20,667      (3,000)       8,000           --      (3,000)       22,667           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Total equity securities, available
  for sale.............................      31,584      (9,867)      13,975        2,104      (3,052)       34,744           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Equity securities, trading:
   Common stocks.......................       1,000          --           --           --          --         1,000           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Total equity securities, trading.......       1,000          --           --           --          --         1,000           --
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
Partnerships and other invested
  assets...............................     812,590    (101,971)      (9,046)      41,526       6,329       749,428           --
Derivative assets......................       6,729         114           --           --          --         6,843         (341)
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
       Total...........................  $6,444,089   $(534,107)  $1,332,494    $(452,935)  $ 315,225    $7,104,766    $ (20,268)
                                         ----------   ---------   ----------    ---------   ---------    ----------    ---------
LIABILITIES:
Policyholder contract deposits.........  $  407,642   $(155,648)  $   (8,000)   $  (3,924)  $      --    $  240,070    $(148,000)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                                 Changes in
                                             Net Realized                                                        Unrealized
                                                 and                                                               Gains
                                              Unrealized    Accumulated   Purchases,                              (Losses)
                                Balance at  Gains (Losses)     Other        Sales,                   Balance   on Instruments
Twelve Months Ended            Beginning of  included in   Comprehensive Issuances and Transfers In at End of  Held at End of
December 31, 2008                 Period      Income (a)   Income (Loss)  Settlements     (Out)      Period        Period
-------------------            ------------ -------------- ------------- ------------- ------------ ---------- --------------
                                                                       (In Thousands)
ASSETS:
Fixed maturity securities,
  available for sale..........  $4,994,719   $  (779,008)    $(369,008)   $   565,579   $  901,478  $5,313,760   $      --
Fixed maturity securities,
  trading.....................          --       (91,074)           --        350,500       19,000     278,426     (91,074)
Equity securities, available
  for sale....................      22,028        (2,009)      (23,902)       (19,501)      54,968      31,584          --
Equity securities, trading....       1,000            --            --             --           --       1,000          --
Partnerships and other
  invested assets.............     660,650        25,679       (66,913)       171,267       21,907     812,590          --
Securities lending invested
  collateral..................   3,121,930    (2,256,414)      603,312     (3,719,494)   2,250,666          --          --
Derivative assets.............      24,627       (33,812)           --         15,914           --       6,729     (33,812)
                                ----------   -----------     ---------    -----------   ----------  ----------   ---------
   Total......................  $8,824,954   $(3,136,638)    $ 143,489    $(2,635,735)  $3,248,019  $6,444,089   $(124,886)
                                ----------   -----------     ---------    -----------   ----------  ----------   ---------
LIABILITIES:
Policyholder contract deposits  $  150,429   $   216,534     $      --    $    52,679   $  (12,000) $  407,642   $ 216,534

--------
(a) Net realized gains and losses related to Level 3 items shown above are reported in the consolidated statements of income (loss) as net realized investment gains (losses). Net realized and unrealized gains and losses on trading securities are reported in net investment income.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2009 and 2008 may include changes in fair value that were attributable to both observable and unobservable inputs.

Changes in the fair value of separate account assets are completely offset in the consolidated statements of income (loss) and comprehensive income (loss) by changes in separate account liabilities, which are not carried at fair value and therefore not included in the tables above.

Fair Value Option - Fixed Maturity Securities, Trading

The Company may choose to measure at fair value many financial instruments and certain other assets and liabilities that are not required to be measured at fair value. Subsequent changes in fair value for designated items are required to be reported in earnings.

The Company has elected fair value accounting, in accordance with the Fair Value Option accounting standard adopted on January 1, 2008, for its economic interest in ML II. The Company recorded losses of $21.7 million and $75.6 million in the years ended December 31, 2009 and 2008, respectively, to reflect the change in the fair value of ML II, which were reported as a component of net investment income in the consolidated statements of income (loss).

Fair Value Measurements on a Non-Recurring Basis

The Company also measures the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. The Company uses a variety of techniques to measure the fair value of these assets when appropriate, as described below:

Cost and equity-method investment: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in income. In such cases, the Company measures the fair value of these assets using the techniques discussed above for fixed maturities and equity securities.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Mortgage and other loans: When the Company determines that the carrying value of these assets may not be recoverable, the Company records the assets at fair value with the loss recognized in earnings. In such cases, the Company measures the fair value of these assets using the techniques discussed above for mortgage and other loans.

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

Available for Sale Securities

The cost or amortized cost, gross unrealized gains and losses, and fair value of fixed maturity and equity securities available for sale by major category were as follows:

                                                                                                           Other-Than-
                                                             Cost or     Gross       Gross                  Temporary
                                                            Amortized  Unrealized  Unrealized     Fair     Impairments
                                                              Cost       Gains       Losses       Value    in AOCI (a)
                                                           ----------- ---------- -----------  ----------- -----------
                                                                                 (In Thousands)
December 31, 2009
Fixed maturities
   U.S. government obligations............................ $   394,073 $   28,823 $    (9,586) $   413,310  $      --
   Foreign government.....................................     568,492     59,272      (7,631)     620,133         --
   States, territories & political subdivisions...........     493,785      3,403     (25,185)     472,003         --
   Corporate securities...................................  33,859,553  2,578,729    (731,210)  35,707,072     19,000
   Mortgage-backed, asset-backed and collateralized:
       Residential mortgage-backed securities.............   8,439,944    320,834    (837,748)   7,923,030   (218,476)
       Commercial mortgage-backed securities..............   2,606,568     61,764    (946,193)   1,722,139   (284,602)
       Collateralized debt obligation / Asset backed
         securities.......................................   2,086,420    175,569    (291,754)   1,970,235    (29,729)
   Affiliated securities..................................     565,789         --     (13,170)     552,619         --
                                                           ----------- ---------- -----------  -----------  ---------
Total fixed maturities....................................  49,014,624  3,228,394  (2,862,477)  49,380,541   (513,807)
Equity securities:
   Common stocks..........................................      44,307     48,568      (1,898)      90,977         --
   Preferred stocks.......................................      25,979      7,056      (2,354)      30,681         --
                                                           ----------- ---------- -----------  -----------  ---------
Total equity securities...................................      70,286     55,624      (4,252)     121,658         --
Investment in AIG.........................................       9,858        761      (7,383)       3,236         --
                                                           ----------- ---------- -----------  -----------  ---------
Total..................................................... $49,094,768 $3,284,779 $(2,874,112) $49,505,435  $(513,807)
                                                           =========== ========== ===========  ===========  =========

--------
(a) Represents the amount of other-than-temporary impairment losses recognized in accumulated other comprehensive income (loss), which, starting on April 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                       Cost or     Gross       Gross
                                                                      Amortized  Unrealized  Unrealized     Fair
                                                                        Cost       Gains       Losses       Value
                                                                     ----------- ---------- -----------  -----------
                                                                                     (In Thousands)
December 31, 2008
Fixed maturities
   U.S. government obligations...................................... $   191,891 $   57,198 $      (286) $   248,803
   Foreign government...............................................     537,814     37,578     (15,684)     559,708
   States, territories & political subdivisions.....................     213,641      3,161     (13,833)     202,969
   Corporate securities.............................................  30,874,876    876,429  (2,619,516)  29,131,789
   Mortgage-backed, asset-backed and collateralized:
       Residential mortgage-backed securities.......................   8,956,884    240,441    (571,904)   8,625,421
       Commercial mortgage-backed securities........................   1,922,529     49,284    (402,230)   1,569,583
       Collateralized debt obligation / Asset backed securities.....   1,729,802     83,965    (115,860)   1,697,907
   Affiliated securities............................................     732,451         --     (84,254)     648,197
                                                                     ----------- ---------- -----------  -----------
Total fixed maturities..............................................  45,159,888  1,348,056  (3,823,567)  42,684,377
Equity securities:
   Common stocks....................................................      55,226      3,488      (4,429)      54,285
   Preferred stocks.................................................      26,988         92        (172)      26,908
                                                                     ----------- ---------- -----------  -----------
Total equity securities.............................................      82,214      3,580      (4,601)      81,193
Investment in AIG...................................................       9,858        856      (7,325)       3,389
                                                                     ----------- ---------- -----------  -----------
Total............................................................... $45,251,960 $1,352,492 $(3,835,493) $42,768,959
                                                                     =========== ========== ===========  ===========

The following table summarizes the Company's gross unrealized losses and fair values on fixed maturity and equity securities available for sale, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009 and 2008:

                                               Less than 12 Months      12 Months or More             Total
                                             ----------------------  ----------------------  -----------------------
                                               Fair      Unrealized    Fair      Unrealized     Fair      Unrealized
December 31, 2009                              Value       Losses      Value       Losses       Value       Losses
-----------------                            ---------- -----------  ---------- -----------  ----------- -----------
                                                                          (In Thousands)
Fixed maturities
   U.S. government obligations.............. $  230,567 $    (9,586) $       -- $        --  $   230,567 $    (9,586)
   Foreign government.......................     65,654      (5,880)     20,785      (1,751)      86,439      (7,631)
   States, territories & political
     subdivisions...........................    351,600     (14,138)     40,841     (11,047)     392,441     (25,185)
   Corporate securities.....................  5,987,603    (329,204)  3,859,413    (402,006)   9,847,016    (731,210)
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed
         securities.........................  1,053,458    (460,213)  1,761,498    (377,535)   2,814,956    (837,748)
       Commercial mortgage-backed
         securities.........................    880,907    (789,340)    415,896    (156,853)   1,296,803    (946,193)
       Collateralized debt obligation /
         Asset backed securities............    347,960    (240,993)    488,554     (50,761)     836,514    (291,754)
   Affiliated securities....................         --          --      21,618     (13,170)      21,618     (13,170)
                                             ---------- -----------  ---------- -----------  ----------- -----------
Total fixed maturities......................  8,917,749  (1,849,354)  6,608,605  (1,013,123)  15,526,354  (2,862,477)
Equity securities:
   Common stocks............................      7,309      (1,898)         --          --        7,309      (1,898)
   Preferred stocks.........................      5,699      (2,354)         --          --        5,699      (2,354)
                                             ---------- -----------  ---------- -----------  ----------- -----------
Total equity securities.....................     13,008      (4,252)         --          --       13,008      (4,252)
Investment in AIG...........................         --          --       1,214      (7,383)       1,214      (7,383)
                                             ---------- -----------  ---------- -----------  ----------- -----------
Total....................................... $8,930,757 $(1,853,606) $6,609,819 $(1,020,506) $15,540,576 $(2,874,112)
                                             ========== ===========  ========== ===========  =========== ===========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                      Less than 12 Months       12 Months or More             Total
                                                    -----------------------  ----------------------  -----------------------
                                                       Fair      Unrealized    Fair      Unrealized     Fair      Unrealized
December 31, 2008                                      Value       Losses      Value       Losses       Value       Losses
-----------------                                   ----------- -----------  ---------- -----------  ----------- -----------
                                                                                 (In Thousands)
Fixed maturities
   U.S. government obligations..................... $        -- $        --  $    1,234 $      (286) $     1,234 $      (286)
   Foreign government..............................     182,033     (15,516)      8,629        (168)     190,662     (15,684)
   States, territories & political
     subdivisions..................................      29,062      (1,346)     29,769     (12,487)      58,831     (13,833)
   Corporate securities............................  11,802,942  (1,489,134)  5,438,262  (1,130,382)  17,241,204  (2,619,516)
   Mortgage-backed, asset-backed and
     collateralized:
       Residential mortgage-backed
         securities................................   1,200,111    (192,939)  1,398,175    (378,965)   2,598,286    (571,904)
       Commercial mortgage-backed
         securities................................     467,682    (181,817)    419,007    (220,413)     886,689    (402,230)
       Collateralized debt obligation / Asset
         backed securities.........................     490,107     (43,791)    199,885     (72,069)     689,992    (115,860)
   Affiliated securities...........................      83,155     (56,973)    525,042     (27,281)     608,197     (84,254)
                                                    ----------- -----------  ---------- -----------  ----------- -----------
Total fixed maturities.............................  14,255,092  (1,981,516)  8,020,003  (1,842,051)  22,275,095  (3,823,567)
Equity securities:
   Common stocks...................................      14,166      (4,429)         --          --       14,166      (4,429)
   Preferred stocks................................       9,495        (172)         --          --        9,495        (172)
                                                    ----------- -----------  ---------- -----------  ----------- -----------
Total equity securities............................      23,661      (4,601)         --          --       23,661      (4,601)
Investment in AIG..................................       1,272      (7,325)         --          --        1,272      (7,325)
                                                    ----------- -----------  ---------- -----------  ----------- -----------
Total.............................................. $14,280,025 $(1,993,442) $8,020,003 $(1,842,051) $22,300,028 $(3,835,493)
                                                    =========== ===========  ========== ===========  =========== ===========

As of December 31, 2009, the Company held 1,740 individual fixed maturity and equity securities that were in an unrealized loss position, of which 644 individual securities were in a continuous unrealized loss position for 12 months or more.

The Company did not recognize in earnings the unrealized losses on these fixed maturity securities at December 31, 2009, because management neither intends to sell the securities nor does it believe that it is more likely than not that it will be required to sell these securities before recovery of their amortized cost basis. Furthermore, management expects to recover the entire amortized cost basis of these securities. In performing this evaluation, management considered the recovery periods for securities in previous periods of broad market declines. For fixed maturity securities with significant declines, management performed fundamental credit analysis on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other market available data.

The following table presents the amortized cost and estimated fair value of fixed maturity securities available for sale by contractual maturity as of December 31, 2009:

                                                 Total Fixed Maturity Available
                                                   for Sale Securities
                                                 ------------------------------
                                                  Amortized
                                                    Cost         Fair Value
                                                   -----------    -----------
                                                     (In Thousands)
Due in one year or less......................... $   710,553     $   718,796
Due after one year through five years...........   6,611,134       6,962,376
Due after five years through ten years..........   9,686,160      10,174,043
Due after ten years.............................  18,873,845      19,909,922
Mortgage-backed securities......................  13,132,932      11,615,404
                                                   -----------    -----------
Total fixed maturity securities available for
  sale.......................................... $49,014,624     $49,380,541
                                                   ===========    ===========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

At December 31, 2009, the Company's investments included one investment in a single entity that exceeded 10 percent of the Company's consolidated shareholder's equity. This investment was in a short-term money market investment of $6.4 billion. In 2008, there was one investment exceeding 10 percent. This investment was in a short-term money market investment.

At December 31, 2009, $46.9 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

Trading Securities

On December 12, 2008, the Company and certain other wholly owned U.S. life insurance company subsidiaries of AIG sold to ML II all of their undivided interests in a pool of $39.3 billion face amount of the RMBS. In exchange for the RMBS, the life insurance companies received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price of $1 billion plus a participation in the residual, each of which is subordinated to the repayment of a loan from the New York Fed to ML II.

Neither AIG nor the Company have any control rights over ML II. The Company has determined that ML II is a VIE and the Company is not the primary beneficiary. The transfer of RMBS to ML II has been accounted for as a sale. The Company has elected to account for its economic interest in ML II (including the rights to the deferred contingent purchase price) at fair value. This interest is reported in fixed maturity securities, trading, with changes in fair value reported as a component of net investment income. See Note 3 herein for further discussion of the Company's fair value methodology and the valuation of ML II.

Net unrealized gains (losses) included in the statements of income (loss) from fixed maturity securities classified as trading securities in 2009, 2008 and 2007 were $(3.4) million, $(123.6) million, and $4.0 million, respectively.

See Note 7 herein for additional information regarding AIG's U.S. Securities Lending Program ("the Securities Lending Program") and the sale of the RMBS to ML II.

MORTGAGE LOANS ON REAL ESTATE

At December 31, 2009, the Company had direct commercial mortgage loan exposure of $6.28 billion, with $6.26 billion representing U.S. loan exposure. At that date, substantially all of the U.S. loans were current. Foreign commercial mortgage loans of $19.8 million are secured predominantly by properties in Canada.

The U.S. commercial loan exposure by state and type of loan, at December 31, 2009, were as follows:

State                     # of Loans  Amount *  Apartments  Offices    Retails   Industrials  Hotels   Others  % of Total
-----                     ---------- ---------- ---------- ---------- ---------- ----------- -------- -------- ----------
                                                                 ($ in Thousands)
California...............     78     $1,355,248  $ 63,471  $  620,225 $   69,695  $277,447   $249,603 $ 74,807    21.6%
New York.................     41        804,018   128,759     515,511    104,051    21,274      9,992   24,431    12.8%
New Jersy................     36        724,620   344,566     163,390    191,952     4,751         --   19,961    11.5%
Florida..................     53        520,324    24,697     188,345    130,468    84,682     20,981   71,151     8.3%
Texas....................     29        371,912    21,152     146,289     65,655    81,051     47,919    9,846     5.9%
Other states.............    249      2,505,835   402,804     919,029    629,999   203,095    175,016  175,892    39.9%
                             ---     ----------  --------  ---------- ----------  --------   -------- --------   -----
   Total.................    486     $6,281,957  $985,449  $2,552,789 $1,191,820  $672,300   $503,511 $376,088   100.0%
                             ===     ==========  ========  ========== ==========  ========   ======== ========   =====

--------
*  Excludes portfolio valuation allowance

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company's mortgage and other loan valuation allowance activity are as follows:

                                                            2009     2008  2007
                                                          --------  ------ ----
                                                             (In Thousands)
Allowance, beginning of year............................. $  5,656  $   -- $--
   Additions to allowance for losses.....................  165,701   5,656  --
   Charge-offs, net of recoveries........................  (26,182)     --  --
                                                          --------  ------ ---
Allowance, end of year................................... $145,175  $5,656 $--
                                                          ========  ====== ===

The Company's impaired mortgage loans are as follows:

                                                               2009      2008
                                                             --------  -------
                                                               (In Thousands)
Impaired loans with valuation allowances.................... $245,016  $ 9,000
Impaired loans without valuation allowances.................  105,529       --
                                                             --------  -------
   Total impaired loans.....................................  350,545    9,000
Less: Valuation allowances on impaired loans................  (84,174)  (6,000)
                                                             --------  -------
   Impaired loans, net...................................... $266,371  $ 3,000
                                                             ========  =======

The Company recognized $19.7 million in interest income on the above impaired mortgage loans for the year ended December 31, 2009. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2008.

INVESTMENT INCOME

Investment income by type of investment was as follows for the years ended December 31:

                                               2009        2008        2007
                                            ----------  ----------  ----------
                                                      (In Thousands)
Investment income:
   Fixed maturities........................ $3,460,464  $2,977,665  $3,407,729
   Equity securities.......................      2,802       5,469      10,929
   Mortgage and other loans................    434,064     455,798     393,838
   Policy loans............................    110,151     112,977     105,516
   Investment real estate..................     30,201      29,824      11,922
   Partnerships and other invested assets..   (154,048)   (468,549)    230,552
   Securities Lending......................      1,723     141,070       8,889
   Other investment income.................     23,795      67,231      31,878
                                            ----------  ----------  ----------
Gross investment income....................  3,909,152   3,321,485   4,201,253
Investment expenses........................    (68,497)    (59,209)    (39,701)
                                            ----------  ----------  ----------
Net investment income...................... $3,840,655  $3,262,276  $4,161,552
                                            ==========  ==========  ==========

The carrying value of investments that produced no investment income during 2009 was $449.9 million, which is less than 0.7 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


NET REALIZED INVESTMENT GAINS (LOSSES)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                                                             2009         2008         2007
                                                                                         -----------  ------------  ---------
                                                                                                    (In Thousands)
Sales of fixed maturity securities, available for sale:
   Gross gains.......................................................................... $   715,891  $  1,622,253  $ 125,542
   Gross losses.........................................................................    (492,838)   (2,287,496)  (185,802)
Sales of equity securities, available for sale:
   Gross gains..........................................................................      11,721        18,355     11,549
   Gross losses.........................................................................      (3,227)       (2,368)        --
Partnerships and other invested assets:
   Gross gains..........................................................................      21,016       111,166     27,477
   Gross losses.........................................................................    (187,761)      (38,125)   (11,927)
Derivatives:
   Gross gains..........................................................................     295,648       233,294     58,803
   Gross losses.........................................................................    (392,351)     (637,466)  (115,703)
Securities lending collateral, including other-than- temporary impairments..............      11,583    (7,351,963)  (194,892)
Other-than-temporary impairments:
   Total other-than-temporary impairments on available for sale securities..............    (900,586)   (4,792,215)  (506,946)
   Portion of other-than-temporary impairments on available for sale fixed maturity
     securities recognized in accumulated other comprehensive income (loss).............    (195,830)           --         --
                                                                                         -----------  ------------  ---------
Net other-than-temporary impairments on available for sale securities recognized in net
  income (loss).........................................................................  (1,096,416)   (4,792,215)  (506,946)
Other-than-temporary impairments on all other investments...............................    (140,900)      (43,377)   (13,909)
                                                                                         -----------  ------------  ---------
Net realized investment gains (losses) before taxes..................................... $(1,257,634) $(13,167,942) $(805,808)
                                                                                         ===========  ============  =========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


CREDIT IMPAIRMENTS

The following table presents a rollforward of the credit impairments recognized in earnings for available for sale fixed maturity securities held by the Company at December 31, 2009:

                                                                                                               (In Thousands)
                                                                                                               --------------
NINE MONTHS ENDED DECEMBER 31, 2009
Balance, March 31, 2009.......................................................................................   $       --
Increases due to:
   Credit losses remaining in accumulated deficit related to adoption of new other-than-temporary impairment
     standard.................................................................................................    1,494,650
   Credit impairments on new securities subject to impairment losses..........................................       85,788
   Additional credit impairments on previously impaired securities............................................      429,816
Reductions due to:
   Credit impaired securities fully disposed for which there was no prior intent or requirement to sell.......     (193,002)
   Accretion on securities previously impaired due to credit..................................................      (64,388)
                                                                                                                 ----------
Balance, December 31, 2009....................................................................................   $1,752,864
                                                                                                                 ==========

5. DERIVATIVE FINANCIAL INSTRUMENTS

The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency exchange risk, equity market risk and credit risk. See Notes 2 and 3 for further discussion on derivative financial instruments.

The following table presents the notional amount and gross fair value of derivative financial instruments, by their underlying risk exposure, excluding embedded derivatives, held at:

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------- ----------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                 (In Thousands)
December 31, 2009
Derivatives not designated as hedging instruments:
   Interest rate contracts......................... $  699,506 $ 28,397   $423,101    $18,418
   Foreign exchange contracts......................    282,555   25,339    533,018     60,301
   Equity contracts................................  2,100,361   23,209      2,875        385
                                                    ---------- --------   --------    -------
Total derivatives.................................. $3,082,422 $ 76,945   $958,994    $79,104
                                                    ========== ========   ========    =======

                                                     Derivative Assets   Derivative Liabilities
                                                    -------------------- ----------------------
                                                     Notional    Fair     Notional     Fair
                                                    Amount (a) Value (b) Amount (a)  Value (b)
                                                    ---------- --------- ----------  ---------
                                                                 (In Thousands)
December 31, 2008
Derivatives not designated as hedging instruments:
   Interest rate contracts......................... $  543,031 $ 48,533   $495,199    $29,495
   Foreign exchange contracts......................    656,187  121,342    173,008     43,177
   Equity contracts................................  4,689,674   38,471     11,275        250
                                                    ---------- --------   --------    -------
Total derivatives.................................. $5,888,892 $208,346   $679,482    $72,922
                                                    ========== ========   ========    =======

--------
(a) Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is generally not a quantification of market risk or credit risk and is not recorded on the consolidated balance sheets. Notional amounts generally represent those

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

    amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.
(b) Fair value amounts are shown before the effects of counterparty adjustments. See Note 3 for additional information regarding the Company's fair value measurement of derivative instruments.

The Company's interest rate contracts include interest rate swaps and short futures options. The interest rate swap agreements convert specific investment securities from a floating to a fixed-rate basis and are used to mitigate the impact of changes in interest rates on certain investment securities. The Company buys and sells exchange traded short futures contracts on U.S. Treasury notes to hedge interest rate exposures on certain bonds purchased for the Company's trading portfolio. The short futures contracts have terms no longer than three months at the time of purchase and all such positions are closed out each quarter end.

Foreign exchange contracts used by the Company include cross-currency interest rate swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

The Company purchases equity contracts, such as futures, call and put options, to hedge certain guarantees of specific equity-indexed universal life and variable annuity products. The Company's exchange traded index and long bond futures contracts have no recorded value as they are net cash settled daily. Call options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation to purchase a financial instrument at a specified price within a specified period of time. Put options are contracts that provide the purchaser, for a premium payment, the right, but not the obligation to sell a financial instrument at a specified price within a specified period of time.

Derivative instruments are reported as assets or liabilities based on the Company's net position with each counterparty, in accordance with the Company's signed master netting agreements. The derivative instruments reported in the preceding table are recorded in the consolidated balance sheets at fair value as follows:

                                                              2009      2008
                                                            --------  --------
                                                              (In Thousands)
Derivative assets.......................................... $ 38,023  $151,675
Derivative liabilities.....................................  (42,232)  (16,251)
                                                            --------  --------
Total net derivative assets (liabilities).................. $ (4,209) $135,424
                                                            ========  ========

The Company recorded the following change in value of its derivative financial instruments, including periodic net coupon settlements, change in value of its embedded derivatives and gains and losses on sales of derivatives in net realized investment gains (losses) in the consolidated statements of income
(loss):

                                                   2009       2008      2007
                                                ---------  ---------  --------
                                                        (In Thousands)
Derivatives not designated as hedging
  instruments
   Interest rate contracts..................... $  (7,827) $  26,457  $  6,327
   Foreign exchange contracts..................  (110,840)   206,096   (67,724)
   Equity contracts............................  (130,683)    95,383       693
   Other contracts.............................   152,647   (732,108)    3,804
                                                ---------  ---------  --------
Total.......................................... $ (96,703) $(404,172) $(56,900)
                                                =========  =========  ========

The Company issues certain equity-indexed universal life and variable annuity products which contain guaranteed provisions that are considered embedded derivatives. The fair value of these embedded derivatives is reflected in policyholder contract deposits of the consolidated balance sheets. The changes in fair value of the embedded derivatives are reported in net realized investment gains (losses) in the accompanying consolidated statements of income
(loss).

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The Company is exposed to potential credit-related losses in the event of nonperformance by counterparties to financial instruments. At December 31, 2009 and 2008, the Company had $21.6 million of net derivative liabilities and $61.7 million of net derivative assets, respectively, outstanding with AIG Financial Products Corp., an affiliated company. The credit exposure of the Company's derivative financial instruments is limited to the fair value of contracts that are favorable to the Company at the reporting date.

6. VARIABLE INTEREST ENTITIES

The accounting standard related to the consolidation of variable interest entities provides guidance for determining when to consolidate certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity that is at risk to allow the entity to finance its activities without additional subordinated financial support. This standard recognizes that consolidation based on majority voting interest should not apply to these variable interest entities. A VIE is consolidated by its primary beneficiary, which is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

The Company enters into various arrangements with VIEs in the normal course of business. The Company is involved with VIEs primarily as passive investors in debt securities (rated and unrated) and equity interests issued by VIEs.

The Company generally determines whether it is the primary beneficiary or a significant interest holder based on a qualitative assessment of the VIE. This includes a review of the VIE's capital structure, contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued, and the Company's interests in the entity which either create or absorb variability. The Company evaluates the design of the VIE and the related risks the entity was designed to expose the variable interest holders to in evaluating consolidation. In limited cases, when it may be unclear from a qualitative standpoint if the Company is the primary beneficiary, the Company uses a quantitative analysis to calculate the probability weighted expected losses and probability weighted expected residual returns using cash flow modeling.

The Company's total off balance sheet exposure associated with VIEs, primarily consisting of commitments to real estate and investment funds, was $12.2 million and $71.7 million at December 31, 2009 and 2008, respectively.

The following table presents the Company's total assets, total liabilities and off-balance sheet exposure associated with its significant variable interests in consolidated VIEs:

                                            At December 31,
                             --------------------------------------------------
                                                                 Off-Balance
                                VIE Assets      VIE Liabilities  Sheet Exposure
                             ----------------- ----------------- --------------
                               2009     2008     2009     2008   2009    2008
                             -------- -------- -------- -------- ----    ----
                                            (In Thousands)
Castle 1 Trust.............. $907,563 $972,261 $528,271 $575,151 $--     $--

The Company defines a variable interest as significant relative to the materiality of its interest in the VIE. The Company calculates its maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where the Company has also provided credit protection to the VIE with the VIE as the referenced obligation, or (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by the Company generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to the Company, except in limited circumstances when the Company has provided a guarantee to the VIE's interest holders.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents total assets of unconsolidated VIEs in which the Company holds a significant variable interest or is a sponsor that holds variable interest in a VIE, and the Company's maximum exposure to loss associated with these VIEs:

                                                   Maximum Exposure to Loss
                                                -------------------------------
                                                On-Balance Off-Balance
                                                  Sheet       Sheet
                                                ---------- -----------
                                                Purchased
                                                   and     Commitments
                                     Total VIE   Retained      and
                                      Assets    Interests  Guarantees   Total
                                    ----------- ---------- ----------- --------
                                                  (In Thousands)
December 31, 2009
Real estate and investment funds... $ 1,148,436  $196,229    $12,150   $208,379
CDOs...............................     718,384   171,891         --    171,891
Maiden Lane II.....................  15,911,177   265,833         --    265,833
                                    -----------  --------    -------   --------
Total.............................. $17,777,997  $633,953    $12,150   $646,103
                                    ===========  ========    =======   ========
December 31, 2008
Real estate and investment funds... $ 3,714,083  $398,333    $71,670   $470,003
CDOs...............................     719,592   164,596         --    164,596
Maiden Lane II.....................  19,190,000   274,733         --    274,733
                                    -----------  --------    -------   --------
Total.............................. $23,623,675  $837,662    $71,670   $909,332
                                    ===========  ========    =======   ========

Balance Sheet Classification

The Company's interest in the assets and liabilities of consolidated and unconsolidated VIEs were classified on the Company's consolidated balance sheets as follows:

                                                    At December 31,
                                          -------------------------------------
                                          Consolidated VIEs Unconsolidated VIEs
                                          ----------------- -------------------
                                            2009     2008     2009      2008
                                          -------- -------- --------  --------
                                                    (In Thousands)
Assets:
   Cash and short-term investments....... $109,685 $107,282 $     --  $     --
   Restricted cash.......................   35,648   48,701       --        --
   Available for sale securities.........       --       --  171,891   164,596
   Trading securities....................       --       --  265,833   274,733
   Aircraft..............................  745,860  791,506       --        --
   Other invested assets.................    7,979   17,038  196,229   398,333
   Other asset accounts..................    8,391    7,734       --        --
                                          -------- -------- --------  --------
Total assets............................. $907,563 $972,261 $633,953  $837,662
                                          ======== ======== ========  ========
Liabilities:
   Other long-term debt.................. $430,758 $462,306 $     --  $     --
   Other liabilities.....................   97,513  112,845       --        --
                                          -------- -------- --------  --------
Total liabilities........................ $528,271 $575,151 $     --  $     --
                                          ======== ======== ========  ========

Real Estate and Investment Funds

The Company is an investor in various real estate investments, some of which are VIEs. These investments are typically with unaffiliated third-party developers via a partnership or limited liability company structure. The VIE's activities consist of the development or redevelopment of commercial and residential real estate. The Company participates as a passive investor in the equity issued primarily by third-party-managed hedge and private equity

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

funds and some funds managed by AIG Investments (an affiliate). The Company is typically not involved in the design or establishment of VIEs, nor does it actively participate in the management of VIEs.

CDOs

The Company invests in CDOs. In CDO transactions, a special purpose entity purchases a portfolio of assets such as bank loans, corporate debt, or non-performing credits and issues trust certificates or debt securities that represent interests in the portfolio of assets. These transactions can be cash-based or synthetic and are actively or passively managed.

Maiden Lane II

On December 12, 2008, the Company and certain other domestic insurance subsidiaries sold all of their undivided interests in a pool of $39.3 billion face amount of RMBS to ML II. The Company has a significant variable economic interest in ML II, which is a VIE. See Note 7 herein for further discussion.

7. SECURITIES LENDING PROGRAM

The Company and certain other wholly owned U.S. insurance company subsidiaries of AIG historically participated in the Securities Lending Program, which was managed by an affiliated agent, AIG Securities Lending Corp. (the "Agent") and an affiliated investment advisor for the benefit of the insurance company participants (collectively, "the Participants").

During the fourth quarter of 2008, in connection with certain securities lending transactions, the Company met the requirements for sale accounting because collateral received from the counterparties was insufficient to fund substantially all of the cost of purchasing replacement assets. Accordingly, the Company accounted for such lending transactions as sales combined with forward purchase commitments, rather than as secured borrowings.

On December 8, 2008, in conjunction with the termination of the Securities Lending Program, the Company purchased corporate credit and other asset-backed securities at fair values totaling $1.66 billion from the Securities Lending Program's collateral account.

On December 12, 2008, the Securities Lending Program was terminated following the sale of long-term investments held by the Agent in the Securities Lending Program's collateral account and the settlement of all outstanding securities lending transactions. Prior to the termination of the Securities Lending Program, the Participants recognized realized capital losses on other-than-temporary impairments and sales of the long-term investments. AIG made capital contributions to the Participants, which were funded directly to the Securities Lending Program's collateral account, and which largely offset the obligations of the Participants to contribute to the collateral account their pro rata share of any investment losses incurred.

The Company recorded the following amounts in 2008 related to the Securities Lending Program:

                                                                (In Thousands)
                                                                --------------
For the year ended December 31, 2008:
Realized losses on securities lending collateral:
   Net realized losses on RMBS sold to ML II...................  $  (764,314)
   Net realized losses on all other asset sales................     (727,556)
   Realized losses due to other-than-temporary declines in
     value.....................................................   (5,860,093)
                                                                 -----------
       Total...................................................  $(7,351,963)
                                                                 ===========
Net realized losses related to lent securities with
  insufficient collateral:
   Deemed sales of lent securities.............................  $  (464,895)
   Forward purchase commitments................................     (514,544)
                                                                 -----------
       Total...................................................  $  (979,439)
                                                                 ===========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


At December 31, 2008, the Company's assets included undistributed funds held in the Securities Lending Program collateral account and a receivable from affiliate for amounts due to the Company from the Agent. The Company received settlement of the following amounts during 2009, and terminated its securities lending agency agreement with the Agent effective as of December 31, 2009:

                                                                  December 31,
                                                                 --------------
                                                                   2009   2008
                                                                 ------ -------
                                                                 (In Thousands)
Undistributed Securities Lending Program assets, in short term
  investments...................................................  $--   $76,640
Receivable from affiliated Agent, in amounts due from related
  parties.......................................................  $--   $67,015

On September 19, 2008, a proceeding was commenced pursuant to the provisions of the Securities Investor Protection Act of 1970 ("SIPA") with respect to Lehman Brothers Inc. ("Lehman") and a trustee was appointed to administer the Lehman estate. On that date, securities owned by the Company and certain other Participants (collectively, the "Affected Participants") were on loan to Lehman under a master securities lending agreement (the "MSLA"). The commencement of this SIPA proceeding constituted an event of default under the MSLA, and the lent securities were not returned by Lehman. The Affected Participants reported the lent securities that were not returned by Lehman as sales. As a result of the default, the Affected Participants exercised their remedies under the MSLA to apply collateral held against the amounts owed by Lehman. On November 17, 2008, the Participants instructed the Agent to distribute assets from the Securities Lending Program collateral account having an aggregate fair value equal to the aggregate fair value of the unreturned lent securities on that date. The assets distributed included corporate credit and other asset-backed securities, which were recorded by the Affected Participants in fixed maturity securities, available for sale. The remaining collateral held with respect to securities loaned to Lehman was distributed in cash to the Affected Participants on December 30, 2008 and is reflected in other liabilities at December 31, 2009 and 2008.

Maiden Lane II

On December 12, 2008, in conjunction with the termination of the Securities Lending Program, AIG, the Participants and the Agent entered into an Asset Purchase Agreement (the "Asset Purchase Agreement") with ML II. Pursuant to the Asset Purchase Agreement, the Participants sold to ML II all of their undivided interests in a pool of $39.3 billion par amount of RMBS held in the Securities Lending Program's collateral account. In exchange for the RMBS, the Participants received an initial purchase price of $19.8 billion plus the right to receive deferred contingent portions of the total purchase price, as described below. The total purchase price was based on the fair value of the RMBS as of October 31, 2008, and the Participants recognized a realized loss of $2.2 billion on the transaction. The amount of the initial payment and the deferred contingent portions of the total purchase price were allocated among the Participants based on their respective ownership interests in the pool of RMBS as of September 30, 2008.

Pursuant to a credit agreement, the New York Fed, as senior lender, made a loan to ML II (the "ML II Senior Loan") in the aggregate amount of $19.5 billion (such amount being the cash purchase price of the RMBS payable by ML II on the closing date after certain adjustments, including payments on RMBS for the period between the transaction settlement date of October 31, 2008 and the closing date of December 12, 2008). The ML II Senior Loan is secured by a first priority security interest in the RMBS and all property of ML II, bears interest at a rate per annum equal to one-month London Interbank Offered Rate ("LIBOR") plus 1.0 percent and has a stated six-year term, subject to extension by the New York Fed at its sole discretion. After the ML II Senior Loan has been repaid in full, to the extent there are sufficient net cash proceeds from the RMBS, the Participants will be entitled to receive from ML II a portion of the deferred contingent purchase price in the amount of up to $1.0 billion plus interest that accrues from the closing date and is capitalized monthly at the rate of one-month LIBOR plus 3.0 percent. Upon payment in full of the ML II Senior Loan and the accrued distributions on the Participants' fixed portion of the deferred contingent purchase price, all remaining amounts received by ML II will be paid five-sixths to the New York Fed as contingent interest and one-sixth to the Participants as remaining deferred contingent purchase price. New York Fed will have sole control over ML II and the sales of the RMBS by ML II so long as the New York Fed has any interest in the ML II Senior Loan.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


8. DEFERRED POLICY ACQUISITION COSTS, VALUE OF BUSINESS ACQUIRED AND DEFERRED SALES INDUCEMENTS

The following table summarizes the activity in DAC:

                                               2009        2008        2007
                                            ----------  ----------  ----------
                                                      (In Thousands)
Balance at January 1....................... $6,527,565  $5,451,436  $4,877,000
   Deferrals...............................    474,514     784,997     766,076
   Accretion of interest/amortization......   (551,735)   (522,487)   (445,931)
   Effect of unlocking assumptions used in
     estimating future gross profits.......    (55,257)   (155,938)     34,137
   Effect of realized losses on securities
     (a)...................................    152,518     687,051      41,209
   Effect of unrealized (gains) losses on
     securities (b)........................   (566,563)    280,506     178,945
   Increase due to foreign exchange........      4,000       2,000          --
                                            ----------  ----------  ----------
Balance at December 31..................... $5,985,042  $6,527,565  $5,451,436
                                            ==========  ==========  ==========
--------
(a) In 2009, a decrease of $439.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the DAC balance.
(b) In 2009, an increase of $439.1 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the DAC balance.

A roll forward of VOBA for the years ended December 31 follows:

                                                    2009      2008      2007
                                                  --------  --------  --------
                                                         (In Thousands)
Balance at January 1............................. $451,132  $358,443  $351,469
   Deferrals.....................................       --        --       101
   Accretion of interest/amortization............  (21,093)  (15,903)  (11,445)
   Effect of unlocking assumptions used in
     estimating future gross profits.............       --    (1,000)       --
   Effect of realized (gains) losses on
     securities (a)..............................  (41,222)   37,411      (882)
   Effect of unrealized (gains) losses on
     securities (b)..............................  (56,903)   72,181    19,200
                                                  --------  --------  --------
Balance at December 31........................... $331,914  $451,132  $358,443
                                                  ========  ========  ========
--------
(a) In 2009, a decrease of $43.8 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the VOBA balance.
(b) In 2009, an increase of $43.8 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the VOBA balance.

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $14.4 million, $14.7 million, $14.6 million, $14.6 million and $13.5 million, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Activity in deferred sales inducements for the years ended December 31 follows:

                                                                         2009      2008      2007
                                                                       --------  --------  --------
                                                                              (In Thousands)
Balance at January 1.................................................. $192,429  $127,115  $ 82,128
   Deferrals..........................................................   50,679    52,480    50,651
   Accretion of interest/amortization.................................  (15,278)      834    (8,664)
   Effect of unlocking assumptions used in estimating future gross
     profits..........................................................   (1,743)  (17,000)       --
   Effect of realized losses on securities (a)........................    4,000    20,000     1,000
   Effect of unrealized (gains) losses on securities (b)..............  (14,000)    9,000     2,000
                                                                       --------  --------  --------
Balance at December 31................................................ $216,087  $192,429  $127,115
                                                                       ========  ========  ========

--------
(a) In 2009, a decrease of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (b) below with no net impact to the sales inducement balance.
(b) In 2009, an increase of $10.5 million related to the cumulative effect of adopting a new other-than-temporary impairments accounting standard is not reflected as it is offset in (a) above with no net impact to the sales inducement balance.

In accordance with GAAP, the Company periodically unlocks assumptions as necessary. Depending on the product, DAC, URR and other required reserves may be affected. In 2009, the unlocking increased amortization, which was primarily a result of reductions in the long-term growth rate assumptions and deteriorating equity market conditions early in the year. The unlocking also increased amortization of the sales inducement asset on certain deferred annuities and reduced URR on certain interest sensitive life products. In addition to the unlocking, amortization increased in 2009 due in part to the higher deferrals in 2008 and increased voluntary policy terminations. In 2008, DAC amortization increased to reflect higher projected surrenders and lower market growth assumptions. During 2008, the unlocking of assumptions discussed above also involved the Company's participating business resulting in additional VOBA amortization.

During 2009, the Company continued to migrate certain blocks of reserves and deferred acquisition costs from various legacy valuation systems to a new valuation system, representing approximately $3.5 billion of reserves and $50.7 million of DAC at the point of conversion. During 2008 and 2007, the corresponding amounts were approximately $9.0 billion and $1.2 billion of reserves and $1.1 billion of DAC as of December 31, 2008. There were no DAC migrations in 2007.

The conversions resulted in GAAP reserves changes with 2009 reflecting an increase in reserves of $5.6 million, a decrease in reserves of $3.2 million in 2008 and an increase in reserves of $1.0 million during 2007. DAC declined by $1.5 million and increased by $0.8 million in 2009 and 2008, respectively. There was no change in DAC in 2007.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


9. FUTURE POLICY BENEFITS AND POLICYHOLDER CONTRACT DEPOSITS

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2009        2008
                                                        ----------- -----------
                                                            (In Thousands)
Future policy benefits:
   Ordinary life....................................... $ 6,163,606 $ 5,915,413
   Group life..........................................      51,457      52,500
   Life contingent group annuities.....................      95,350      98,887
   Life contingent annuities...........................   7,678,817   7,491,509
   Terminal funding....................................     366,880     377,742
   Accident and health.................................     207,699     237,142
                                                        ----------- -----------
Total.................................................. $14,563,809 $14,173,193
                                                        =========== ===========
Policyholder contract deposits:
   Annuities........................................... $38,515,281 $37,658,097
   Corporate-owned life insurance......................     310,762     432,102
   Universal life......................................   7,106,396   7,175,895
   Other contract deposits.............................     220,550     147,738
                                                        ----------- -----------
Total.................................................. $46,152,989 $45,413,832
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges, and as applicable, other required reserves. Equity-indexed business is reserved according to the guidance in derivative accounting standards. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1.0 percent to
9.25 percent.

The liability for future policy benefits has been established based upon the following assumptions:

    . Interest rates (exclusive of immediate/terminal funding annuities), which vary by year of issuance and products, range from 1.0 percent to
       9.25 percent. Interest rates on immediate/terminal funding annuities are at a maximum of 13.5 percent and grade to not less than 0.4 percent.

    . Mortality and surrender rates are based upon actual experience modified to allow for variations in policy form. The weighted average lapse rate, including surrenders, for individual and group life approximated 6.1 percent.

The liability for policyholder contract deposits has been established based on the following assumptions:

    . Interest rates credited for deferred annuities vary by year of issuance and range from 2.0 percent to 11.5 percent. This range is applicable to deferred annuity contracts where the crediting rates are not directly based on equity market returns. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 20.0 percent, grading to zero over a period of 0 to 15 years.

    . Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2009 was 4.18 percent.

    . The universal life policies, exclusive of corporate-owned life insurance business, have credited interest rates of 1.0 percent to 6.0 percent and guarantees ranging from 1.0 percent to 5.25 percent depending on the year of

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

      issue. Additionally, universal life policies are subject to surrender charges that amount to 13.6 percent of the fund balance and grade to zero over a period not longer than 20 years.

Participating life insurance accounted for approximately 1.1 percent of life insurance in force at December 31, 2009.

Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $43.1 million, $45.0 million and $49.8 million in 2009, 2008 and 2007, respectively, and were included as part of policyholders' benefits in the consolidated statements of income (loss).

GMDB, GMIB and GMWB

Details concerning the Company's exposure to guaranteed benefits as of December 31 were as follows:

                                                          2009         2008
                                                      -----------  -----------
                                                          ($ In Thousands)
In the event of death (GMDB)
   Account value..................................... $42,433,248  $38,067,170
   Net amount at risk (a)............................   3,109,095    7,258,951
   Average attained age of contract holders..........          57           57
   Range of guaranteed minimum return rates..........  0.00%-3.50%  0.00%-4.50%
Annual withdrawals at specified date (GMWB)
   Account value..................................... $ 2,092,000  $ 1,930,000
   Net amount at risk (b)............................     313,000      483,000
   Weighted average period remaining until
     guaranteed payment..............................  19.7 years   19.7 years
--------
(a) Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.
(b) Net amount at risk represents the guaranteed benefit exposure in excess of the current value if all contract holders exercise the maximum withdrawal benefits at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in future policy benefits (GMDB/GMIB) and policyholder contract deposits (GMWB) on the consolidated balance sheets:

                                                              2009      2008
                                                           ---------  --------
                                                              (In Thousands)
Balance at January 1...................................... $ 241,026  $ 12,253
Guaranteed benefits incurred..............................  (130,707)  238,748
Guaranteed benefits paid..................................   (15,840)   (9,975)
                                                           ---------  --------
Balance at December 31.................................... $  94,479  $241,026
                                                           =========  ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following assumptions and methodology were used to determine the reserve for guaranteed benefits on variable contracts at December 31, 2009 and 2008:

    . Data used was 1,000 stochastically generated investment performance scenarios.

    .  Mean investment performance assumption was 10 percent.

    .  Volatility assumption was 16 percent.

    . Mortality was assumed to be 70 percent to 87.5 percent of the 1975-80 SOA Ultimate, 1983a and Ult.M tables.

    . Lapse rates vary by contract type and duration and range from 5 percent to 25 percent with an average of 10 percent.

    .  The discount rate was 3 percent to 8 percent.

The guaranteed minimum withdrawal benefit rider that is available on equity-indexed annuities was first offered by AGL in 2008. The rider has a waiting period of one year before charges are assessed and before the withdrawal option can be elected. To date, sales of this rider have been immaterial and no reserves are being held.

10. REINSURANCE

The Company generally limits its exposure to loss on any single insured to $10.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $15.0 million. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for reinsured benefits, both paid and pending, which are recoverable from the reinsurer. Reinsurance premiums are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Reinsurance transactions for the years ended December 31, 2009, 2008 and 2007 were as follows:

                                                                                                         Percentage
                                                                               Assumed From              of Amount
                                                                Ceded to Other    Other         Net       Assumed
                                                   Gross Amount   Companies     Companies      Amount      to Net
                                                   ------------ -------------- ------------ ------------ ----------
                                                                      (In Thousands)
December 31, 2009
Life insurance in force........................... $680,109,141  $124,318,389   $4,171,129  $559,961,881    0.74%
                                                   ============  ============   ==========  ============
Premiums:
   Life insurance and annuities...................    1,633,841       643,273       17,944     1,008,512    1.78%
   Accident and health insurance..................       31,191         1,770           72        29,493    0.24%
                                                   ------------  ------------   ----------  ------------
Total premiums.................................... $  1,665,032  $    645,043   $   18,016  $  1,038,005    1.74%
                                                   ============  ============   ==========  ============
December 31, 2008
Life insurance in force........................... $705,072,905  $137,546,794   $4,205,105  $571,731,216    0.74%
                                                   ============  ============   ==========  ============
Premiums:
   Life insurance and annuities...................    2,395,137       634,673       20,890     1,781,354    1.17%
   Accident and health insurance..................       29,820        14,801       21,720        36,739   59.12%
                                                   ------------  ------------   ----------  ------------
Total premiums.................................... $  2,424,957  $    649,474   $   42,610  $  1,818,093    2.34%
                                                   ============  ============   ==========  ============
December 31, 2007
Life insurance in force........................... $651,209,425  $139,600,110   $3,208,711  $514,818,026    0.62%
                                                   ============  ============   ==========  ============
Premiums:
   Life insurance and annuities...................    2,252,667       595,173       14,651     1,672,145    0.88%
   Accident and health insurance..................       29,418         8,045        9,959        31,332   31.79%
                                                   ------------  ------------   ----------  ------------
Total premiums.................................... $  2,282,085  $    603,218   $   24,610  $  1,703,477    1.44%
                                                   ============  ============   ==========  ============

The Company's reinsurance agreements do not relieve it from its direct obligations to its insureds. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer is unable to meet the obligations assumed under the reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial strength of its reinsurers and monitors concentration of credit risk arising from similar characteristics among the reinsurers.

Total reinsurance recoverables are included in reinsurance receivables on the consolidated balance sheets. Reinsurance recoverable on paid losses was approximately $46.2 million, and $51.2 million, at December 31, 2009 and 2008, respectively. Reinsurance recoverable on unpaid losses was approximately $145.4 million, and $119.6 million at December 31, 2009 and 2008, respectively. Ceded claim and surrender recoveries under reinsurance agreements were $446.7 million, $394.3 million and $420.0 million for the years ended 2009, 2008 and 2007 respectively.

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life of Bermuda, Ltd. ("AIGB"), an affiliate. The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100 percent quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

On December 1, 2006, with an effective date of October 1, 2006 ("Agreement 1") and on June 28, 2007, with an effective date of April 1, 2007 ("Agreement 2"), VALIC entered into modified coinsurance and coinsurance

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

reinsurance agreements with American Life Insurance Company ("ALICO"), pertaining to certain policies written via its branch in Japan. The Company assumes liability for a quota share portion of contracts issued by ALICO that include a GMIB under Agreement 1 and a GMWB under Agreement 2. The contracts assumed also include a GMDB provision under both Agreements 1 and 2. The GMIB (prior to its utilization date), GMWB and the GMDB have a 100 percent quota share and are assumed under coinsurance agreements. The GMIB (after its utilization date) has a 100 percent quota share and is assumed under the modified coinsurance provisions of Agreement 1. The benefits provided by the reinsured contracts under Agreement 1 are assumed with a 50 percent quota share under a modified coinsurance agreement. The benefits provided by the reinsured contracts under Agreement 2 are assumed with a varied quota share under a modified coinsurance agreement. Both agreements are unlimited in duration but either party may terminate either agreement as to new business with one hundred eighty day written notice to either party. Pursuant to the coinsurance portions of both Agreements, the Company records reserve liabilities for the amount of the reserves calculated for the GMIB, GMWB and GMDB provisions of the reinsured contracts. The reserves for the GMIB, GMWB and GMDB were $19.0 million and $8.7 million for the years ended December 31, 2009 and 2008, respectively. All monetary amounts of the Agreement and settlement transactions are expressed in Japanese Yen. The cumulative foreign currency translation adjustment related to all provisions of the Agreement was not significant to the Company's consolidated results of operations or financial condition. Agreement 1 was amended to terminate the agreement for new business issued on and after April 1, 2008. Agreement 2 was amended to terminate the agreement for new business issued on and after April 1, 2009.

For the year ending December 31, 2007, the Company incorporated, a wholly owned subsidiary, Pine Vermont Reinsurance Company ("Pine Vermont") with a contribution of $250,000. On September 29, 2008, Pine Vermont was dissolved and the capital contribution of $250,000 was returned to the Company. Pine Vermont was domiciled in Vermont.

During 2009, the Company partially terminated the yearly renewable term reinsurance contracts with Swiss Re Life & Health America Inc. and Lincoln National Life Insurance Company for a specific block of primarily whole life business. Terminations are being processed monthly based upon each of the policies' anniversary dates. The partial termination has resulted in a loss of $2.2 million.

Additionally, during 2009 the Company fully terminated and recaptured all reinsurance contracts with Delaware American Life Insurance Company, an affiliate of the Company. The recaptures resulted in a loss of $0.2 million.

11. COMMITMENTS AND CONTINGENT LIABILITIES

COMMITMENTS

Leases

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates through 2019. At December 31, 2009, the future minimum lease payments under the operating leases are as follows:

                                                                 (In Thousands)
                                                                 --------------
 2010...........................................................    $10,668
 2011...........................................................      8,689
 2012...........................................................      7,084
 2013...........................................................      6,342
 2014...........................................................      4,627
 Thereafter.....................................................      9,099
                                                                    -------
 Total..........................................................    $46,509
                                                                    =======

Rent expense was $13.5 million, $11.5 million and $10.8 million for the years ended December 31, 2009, 2008 and 2007 respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The leasing operations of Castle 1 Trust consist of leasing aircraft under operating leases which expire on various dates through 2015. At December 31, 2009, future minimum lease payments, including an estimated U.S. dollar equivalent for lease payments denominated in Euros using an exchange rate in effect at December 31, 2009, to be received by Castle 1 Trust under operating leases for the year ended December 31 are as follows:

                                                                 (In Thousands)
                                                                 --------------
 2010...........................................................    $ 88,380
 2011...........................................................      78,988
 2012...........................................................      61,061
 2013...........................................................      32,198
 2014...........................................................      14,271
 Thereafter.....................................................       2,602
                                                                    --------
 Total..........................................................    $277,500
                                                                    ========

Commitments to Fund Partnership Investments

The Company had unfunded commitments for its limited partnership investments totaling $871.4 million at December 31, 2009. These capital commitments can be called by the partnership during the commitment period (on average five years) to fund working capital needs or purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitments but may elect to do so.

Mortgage Loan Commitments

The company had $49.8 million in commitments relating to mortgage loans at December 31, 2009.

CONTINGENT LIABILITIES

Legal and Regulatory Matters

The Company is party to various lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations, cash flows and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements, and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2009 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

In February 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the U.S. Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolved outstanding investigations conducted by the SEC, NYAG and DOI in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlements, the Company obtained temporary permission from the SEC to continue to serve as a depositor for separate accounts. The Company received permanent permission from the SEC in September 2007.

Prior to September 22, 2008, the Company and certain affiliates were parties to an existing inter-affiliate credit facility (the "facility"), under which the Company and such affiliates committed to make loans to AIG and received from AIG an annual facility fee at a specified rate. The facility was terminated on September 22, 2008, in connection with AIG's entry into an $85 billion revolving credit facility with the New York Fed. All amounts owing from AIG to the Company under the facility as of its termination date have been paid in full.

12. TOTAL EQUITY

Capital contributions received by the Company for the years ended December 31 were as follows:

                                                           2009       2008      2007
                                                        ---------- ---------- --------
                                                                (In Thousands)
Cash from Parent....................................... $1,280,000 $  970,000 $     --
Contributions related to Securities Lending Program....         --  6,034,348   35,000
                                                        ---------- ---------- --------
   Total cash contributions............................  1,280,000  7,004,348   35,000
Contributions of securities at fair value..............         --  1,240,741       --
All other non cash contributions.......................      5,711         --  (15,490)
                                                        ---------- ---------- --------
   Total capital contributions......................... $1,285,711 $8,245,089 $ 19,510
                                                        ========== ========== ========

The components of accumulated other comprehensive income (loss) at December 31 were as follows:

                                                               2009         2008         2007
                                                           -----------  -----------  -----------
                                                                       (In Thousands)
Fixed maturity and equity securities, available for sale:
   Gross unrealized gains................................. $ 3,284,779  $ 1,352,492  $ 1,753,792
   Gross unrealized losses................................  (2,874,112)  (3,835,493)  (2,565,049)
Net unrealized gains on other invested assets.............     562,761       69,562      239,402
Adjustments to DAC, VOBA and deferred sales inducements...    (300,459)     337,007      (24,680)
Retirement plan adjustment................................        (193)        (350)        (328)
Foreign currency translation adjustments..................       8,116        3,037          955
Deferred federal and state income tax expense (benefit)...    (199,475)     730,800      211,337
                                                           -----------  -----------  -----------
   Accumulated other comprehensive income (loss) (a)...... $   481,417  $(1,342,945) $  (384,571)
                                                           ===========  ===========  ===========

--------
(a) Includes a decrease of $1.6 billion related to the cumulative effect of adopting a new other-than-temporary impairment accounting standard.

Dividends that the Company may pay to the Parent in any year without prior approval of the Texas Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Texas without obtaining the prior approval of the Insurance Commissioner is limited to the greater of either 10 percent of the preceding year's statutory surplus or the preceding year's statutory

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

net gain from operations. No dividends can be paid in 2010 without prior approval of the Insurance Commissioner as the Company has negative unassigned surplus as of December 31, 2009.

The Company is required to file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The state has the right to permit specific practices that deviate from prescribed practices. In 1984, the Company received permission from the Insurance Commissioner to increase the value of the home office real estate properties to reflect the then current market value. In the event that the Company had not been permitted to record the value of its home office building at fair market value, the Company's risk-based capital would not have triggered a regulatory event.

Statutory net income (loss) and capital and surplus of AGL at December 31 were as follows:

                                               2009         2008        2007
                                            ----------  -----------  ----------
                                                      (In Thousands)
 Statutory net income (loss)............... $ (100,502) $(4,073,718) $  844,991
 Statutory capital and surplus............. $5,954,032  $ 5,394,379  $5,757,925

13. FEDERAL INCOME TAXES

The components of the provision for income taxes on pretax income for the years ended December 31 were as follows:

                                                   2009       2008       2007
                                                 --------  ----------  --------
                                                         (In Thousands)
 Current........................................ $(13,587) $ (995,291) $124,176
 Deferred.......................................  204,868   1,215,827   117,097
                                                 --------  ----------  --------
 Total income tax expense....................... $191,281  $  220,536  $241,273
                                                 ========  ==========  ========

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The US statutory income tax rate is 35 percent for 2009, 2008 and 2007. Actual tax expense on income differs from the statutory amount computed by applying the federal income tax rate for the years ended December 31 due to the following:

                                                 2009        2008       2007
                                               --------  -----------  --------
                                                        (In Thousands)
 US federal income tax (benefit) at statutory
   rate....................................... $  4,002  $(4,163,683) $353,030
 Adjustments:
    Valuation allowance.......................  201,586    4,400,204        --
    Non-conventional fuel source credits......       --           --   (58,164)
    Dividends received deduction..............  (30,158)     (32,280)  (37,683)
    Goodwill..................................       --       19,683        --
    IRS audit settlements.....................   (2,023)          --        --
    Prior year corrections....................    1,536      (10,496)  (22,718)
    Other credits, taxes and settlements......   16,338        7,108     6,808
                                               --------  -----------  --------
 Total income tax expense..................... $191,281  $   220,536  $241,273
                                               ========  ===========  ========

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of deferred tax assets and liabilities at December 31 are as follows:

                                                          2009         2008
                                                      -----------  -----------
                                                           (In Thousands)
Deferred tax assets:
   Excess capital losses and other tax carryovers.... $ 5,058,143  $        --
   Basis differential of investments.................          --    4,885,642
   Net unrealized losses on debt and equity
     securities available for sale...................          --      715,716
   Policy reserves...................................     629,721      789,547
   Other.............................................      18,807       19,400
                                                      -----------  -----------
   Total deferred tax assets before valuation
     allowance.......................................   5,706,671    6,410,305
   Valuation allowance...............................  (3,830,999)  (4,400,204)
                                                      -----------  -----------
   Total deferred tax assets.........................   1,875,672    2,010,101
Deferred tax liabilities:
   Deferred policy acquisition costs.................  (1,849,711)  (2,064,566)
   Basis differential of investments.................    (997,464)          --
   Net unrealized gains on debt and equity
     securities available for sale...................    (235,262)          --
   State deferred tax liabilities....................      (5,067)          --
   Capitalized EDP...................................     (11,796)     (21,901)
   Other.............................................          --      (17,724)
                                                      -----------  -----------
   Total deferred tax liabilities....................  (3,099,300)  (2,104,191)
                                                      -----------  -----------
Net deferred tax liability........................... $(1,223,628) $   (94,090)
                                                      ===========  ===========

At December 31, 2009, the Company had capital loss carryforwards expiring through the year 2014 of $7.36 billion.

The Company is included in the consolidated federal income tax return of its ultimate parent, AIG. Under the tax sharing agreement with AIG, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In general, realization of deferred tax assets depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. The Company assessed its ability to realize the deferred tax asset of $5.71 billion and concluded a $3.83 billion valuation allowance was required to reduce the deferred tax asset at December 31, 2009 to an amount the Company believes is more likely than not to be realized.

When making its assessment, the Company considered all available evidence, including the impact of being included in the consolidated federal tax return of AIG, future reversals of existing taxable temporary differences, estimated future GAAP taxable income, and tax planning strategies the Company would implement, if necessary, to realize the net deferred tax asset.

In assessing future GAAP taxable income, the Company considered its strong earnings history exclusive of the recent losses on securities lending program, because the Company and AIG entered into transactions with the New York Fed to limit exposure to future losses. The Company also considered the taxable income from sales of businesses under the asset disposition plan of AIG, the continuing earnings strength of the businesses AIG intends to retain and AIG recently announced debt and preferred stock transactions with the New York Fed and the United States Department of the Treasury (the "Department of the Treasury"), respectively, together with other actions AIG is taking, when assessing the ability to generate sufficient future taxable income during the relevant carryforward periods to realize the deferred tax asset.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustment, either positive or negative, could be material to the Company's financial condition or it results of operations for an individual period.

In evaluating the realizability of the loss carryforwards, the Company considered the relief provided by Internal Revenue Service ("IRS") Notice 2008-84 which provides that the limitation on loss carryforwards that can arise as a result of one or more acquisitions of stock of a loss company will not apply to such stock acquisitions for any period during which the United States becomes a direct or indirect owner of more than 50 percent interest in the loss company.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

                                                                December 31,
                                                             -----------------
                                                               2009      2008
                                                             --------  -------
                                                               (In Thousands)
Gross unrecognized tax benefits at beginning of period...... $ 23,203  $14,647
   Increases in tax positions for prior years...............  142,194    9,000
   Decreases in tax positions for prior years...............     (217)    (444)
                                                             --------  -------
Gross unrecognized tax benefits at end of period............ $165,180  $23,203
                                                             ========  =======

The Company continually evaluates proposed adjustments by taxing authorities. At December 31, 2009, such proposed adjustments would not result in a material change to the Company's financial condition. Although it is reasonably possible that a significant change in the balance of unrecognized tax benefits may occur within the next twelve months, at this time it is not possible to estimate the range of the change due to the uncertainty of the potential outcomes.

At December 31, 2009 and 2008, the Company's unrecognized tax benefits, excluding interest and penalties, were $165.2 million and $23.2 million, respectively. As of December 31, 2009 and 2008, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $115.1 million and $21.1 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At January 1, 2009 and December 31, 2009, the Company had accrued $3.1 million and $2.4 million, respectively, for the payment of

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

interest (net of federal benefit) and penalties. For the year ended
December 31, 2009, the Company recognized $0.6 million of interest (net of federal benefit) and penalties in the consolidated statements of income (loss).

The Company's tax returns are not currently under examination. The Company's taxable years 2001 to 2009 remain subject to examination by major tax jurisdictions.

14. RELATED-PARTY TRANSACTIONS

Events Related to AIG

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the New York Fed. Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the Department of the Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and ALICO in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the Department of the Treasury pursuant to which, among other things, the Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the Department of the Treasury.

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR. AIG also entered into a purchase agreement with the Department of the Treasury pursuant to which, among other things, AIG issued and sold to the Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

Additional information on AIG is publicly available in its regulatory filings with the SEC. Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from AIG or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The Company paid approximately $50.3 million, $60.9 million and $60.6 million for such services in 2009, 2008 and 2007, respectively. Accounts payable for such services at December 31, 2009 and 2008 were not material. The Company rents facilities and provides services on an allocated cost basis to various affiliates. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, American General Life Companies. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries. The Company received approximately $265.1 million, $286.5 million and $280.0 million for such services and rent in 2009, 2008 and 2007, respectively. Accounts receivable for rent and services at December 31, 2009 and 2008 were not material.

Notes of Affiliates

On September 15, 2006, the Company invested $415.0 million in a 5.57 percent fixed rate Senior Promissory Note due September 15, 2011, issued by AIG Life Holdings, Inc. ("AIGLH"), formerly American General Corporation ("AGC"). The Company recognized interest income of $23.1 million, $23.1 million and $23.1 million on the note during 2009, 2008 and 2007, respectively.

On December 15, 2005, the Company acquired 5.02 percent Senior Promissory Notes due December 15, 2010, issued by AGC Life at a cost of $116.0 million. The Company recognized interest income on the Notes of $5.8 million, $5.8 million and $5.8 million during 2009, 2008 and 2007 respectively.

On December 7, 2005, the Company acquired 5.75 percent Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities. On June 10, 2009, AIG closed a public offering of 29.9 million shares of Transatlantic Holdings, Inc. common stock owned by AIG. At the close of the public offering, AIG retained 13.9 percent of Transatlantic Holdings, Inc. outstanding common stock. As a result, AIG deconsolidated Transatlantic and the Company's investment in Transatlantic Holdings, Inc. was no longer considered affiliated. The Company recognized interest income of $3.9 million, $9.5 million and $9.4 million on the Notes while they were still considered an affiliate during 2009, 2008 and 2007, respectively.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In 2004, the Company purchased 38.7 percent of the non-voting preferred equity issued by Castle 2 Trust for $116.6 million. The Company's investment in Castle 2 Trust preferred equity is reported within partnerships and other invested assets on the consolidated balance sheets. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 2 Trust, are held by affiliates of the Company. The purchase of the non-voting equity interest of Castle 2 Trust was funded by a capital contribution received from the Parent. In 2004, the Company purchased $65.0 million of fixed-rate asset backed notes issued by Castle 2 Trust. The notes mature on November 15, 2026 and are included in bonds on the consolidated balance sheets. Affiliates of the Company own the majority of the notes payable of Castle 2 Trust. Castle 2 Trust is a Delaware statutory trust established on November 21, 2003. The business of Castle 2 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft.

On September 23, 2003, the Company purchased 68.0 percent of the non-voting preferred equity issued by Castle 1 Trust for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle 1 Trust are held by affiliates of the Company. On September 23, 2003, the Company purchased $464.5 million of fixed-rate asset backed notes and subordinated deferred interest notes issued by Castle 1 Trust, which mature on May 15, 2027. Castle 1 Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle 1 Trust and its wholly owned subsidiaries is limited to acquiring, owning, leasing, maintaining, operating and selling a portfolio of commercial jet aircraft. Castle 1 Trust is consolidated in the Company's financial statements.

Agreements with Affiliates

American Home Assurance Company ("American Home"), an indirect wholly owned subsidiary of AIG, has terminated the General Guarantee Agreement dated
March 3, 2003 ("the Guarantee") with respect to prospectively issued policies and contracts issued by the Company. The Guarantee terminated on December 29, 2006 at 4:00 p.m. Eastern Time ("Point of Termination"). Pursuant to its terms, the Guarantee does not apply to any group or individual policy, contract or certificate issued after the Point of Termination. The Guarantee will continue to cover the policies, contracts and certificates with a date of issue earlier than the Point of Termination until all insurance obligations under such policies, contracts and certificates are satisfied in full. American Home's audited statutory financial statements are filed with the SEC in the Company's registration statements for its variable products that were issued prior to the Point of Termination.

Investment Transactions

On September 28, 2007, the Company purchased two commercial real estate properties and partnership interests in another commercial real estate property from affiliated companies. The intent of the transactions was to consolidate and simplify the ownership structure of real estate located in the AIG office complex in Houston, Texas and occupied in part by AIG affiliates. The property interests were purchased with cash at market value, based upon independent third-party investment value appraisals of the buildings and land. The Company previously held a 1.91 percent interest in a partnership, 2929 Allen Parkway LP, whose assets consisted primarily of an office tower and land. The Company purchased all of the remaining interests in the partnership from affiliates. The Company dissolved the partnership and took direct ownership of the real estate on December 31, 2007.

As of September 28, 2007, AIG Global Real Estate Investment Corp. (an affiliate), assumed $91.8 million of commercial mortgage loans from the Company. These mortgage loans had previously been unaffiliated.

Other

Effective August 1, 2003, the Company and AIGB entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $450,000 at December 31, 2009 and $480,000 at December 31, 2008. The Company feels the probability of loss under this agreement is remote.

The Company engages in structured settlement transactions, certain of which transactions involve affiliated property and casualty insurance company members of the Chartis group of AIG. In a structured settlement arrangement, a

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity ("SPIA") issued by the Company for the ultimate benefit of the claimant. The portion of the Company's liabilities related to structured settlements involving life contingencies are reported in future policy benefits, while the portion not involving life contingencies are reported in policyholder contract deposits. In certain structured settlement arrangements the property and casualty insurance company remains contingently liable for the payments to the claimant. The Company carried liabilities of $313.6 million and $268.5 million at December 31, 2009 and 2008, respectively, related to SPIAs issued by the Company in conjunction with structured settlement transactions involving Chartis members where those Chartis members remained contingently liable for the payments to the claimant. In addition, the Company carried liabilities for the structured settlement transactions where the Chartis members were no longer contingently liable for the payments to the claimant.

15. BENEFIT PLANS

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

On March 1, 2010, AIG announced a definitive agreement for the sale of the AIA, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, AIG announced a definitive agreement for the sale of ALICO, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. ("MetLife") for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

AIG closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an AIG affiliate, and the majority of the Company's invested assets are currently managed by AMG.

[LOGO] American General Life Companies

                                                                Variable Annuity
                                                              Separate Account D

                                                                            2009

                                                                   Annual Report

                                                               December 31, 2009

                                         American General Life Insurance Company

[LOGO] PRICEWATERHOUSECOOPERS LLP

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      1201 LOUISIANA
                                                      SUITE 2900
                                                      HOUSTON TX 77002-5678
                                                      TELEPHONE (713) 356 4000
                                                      FACSIMILE (713) 356 4717

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of American General Life Insurance Company and Contract Owners of American General Life Insurance Company Separate Account D

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Divisions listed in Note A of American General Life Insurance Company Separate Account D at December 31, 2009, the results of each of their operations for the period then ended and the changes in each of their net assets for each of the two periods then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of the American General Life Insurance Company; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 2009 by correspondence with the investment companies, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

April 27, 2010

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS
DECEMBER 31, 2009

                                                      Due from (to)                                           NET ASSETS
                                                         American                  Contract    Contract    ATTRIBUTABLE TO
                                         Investment    General Life                owners -    owners -       CONTRACT
                                        securities -    Insurance                  annuity   accumulation       OWNER
Divisions                              at fair value     Company      NET ASSETS   reserves    reserves       RESERVES
-------------------------------------  -------------  -------------  -----------  ---------  ------------  ---------------
AIM V.I. Core Equity Fund -
   Series I                             $ 1,183,972        $(1)      $ 1,183,971   $    --    $ 1,183,971    $ 1,183,971
AIM V.I. International Growth Fund -
   Series I                                 515,992         (1)          515,991        --        515,991        515,991
American Century VP Value Fund -
   Class I                                  387,915         --           387,915        --        387,915        387,915
Credit Suisse U.S. Equity Flex I
   Portfolio                                 69,224         --            69,224        --         69,224         69,224
Dreyfus IP MidCap Stock Portfolio -
   Initial Shares                           195,795         (1)          195,794        --        195,794        195,794
The Dreyfus Socially Responsible
   Growth Fund, Inc. - Initial Shares       452,167         --           452,167        --        452,167        452,167
Dreyfus VIF Developing Leaders
   Portfolio - Initial Shares               543,841         --           543,841        --        543,841        543,841
Dreyfus VIF Quality Bond Portfolio -
   Initial Shares                         1,279,072          1         1,279,073        --      1,279,073      1,279,073
Evergreen VA High Income Fund -
   Class 1                                6,682,262         --         6,682,262        --      6,682,262      6,682,262
Fidelity VIP Asset Manager Portfolio
   - Initial Class                          133,178         (1)          133,177        --        133,177        133,177
Fidelity VIP Asset Manager Portfolio
   - Service Class 2                        171,649         --           171,649        --        171,649        171,649
Fidelity VIP Contrafund Portfolio -
   Service Class 2                          678,860         --           678,860        --        678,860        678,860
Fidelity VIP Equity-Income Portfolio
   - Service Class 2                        607,442         --           607,442        --        607,442        607,442
Fidelity VIP Growth Portfolio -
   Service Class 2                          342,819         (1)          342,818        --        342,818        342,818
Fidelity VIP Index 500 Portfolio -
   Initial Class                             53,098         (1)           53,097        --         53,097         53,097
Fidelity VIP Overseas Portfolio -
   Initial Class                             29,315         (1)           29,314        --         29,314         29,314
Franklin Templeton Templeton Foreign
   Securities Fund - Class 2                195,022         --           195,022        --        195,022        195,022
Franklin Templeton Templeton Global
   Asset Allocation Fund - Class 2          189,704         --           189,704        --        189,704        189,704
Goldman Sachs VIT Capital Growth Fund
   - Institutional Shares                    46,093         --            46,093        --         46,093         46,093
Janus Aspen Enterprise Portfolio -
   Service Shares                           184,096         --           184,096        --        184,096        184,096
Janus Aspen Overseas Portfolio -
   Service Shares                           252,884         --           252,884        --        252,884        252,884
Janus Aspen Worldwide Portfolio -
   Service Shares                            80,518         --            80,518        --         80,518         80,518
JPMorgan Insurance Trust Small Cap
   Core Portfolio - Class 1                 109,538         --           109,538        --        109,538        109,538
MFS VIT Core Equity Series - Initial
   Class                                    253,709         --           253,709        --        253,709        253,709
MFS VIT Growth Series - Initial Class       862,023         --           862,023        --        862,023        862,023
MFS VIT New Discovery Series -
   Initial Class                            104,619         --           104,619        --        104,619        104,619
MFS VIT Research Series - Initial
   Class                                    119,949         (1)          119,948        --        119,948        119,948
Neuberger Berman AMT Balanced
   Portfolio - Class I                        7,860         (1)            7,859        --          7,859          7,859
Neuberger Berman AMT Mid-Cap Growth
   Portfolio - Class I                      127,761         (1)          127,760        --        127,760        127,760
PIMCO VIT Real Return Portfolio -
   Administrative Class                     657,887         --           657,887        --        657,887        657,887
PIMCO VIT Short-Term Portfolio -
   Administrative Class                     252,475         (1)          252,474        --        252,474        252,474
PIMCO VIT Total Return Portfolio -
   Administrative Class                     754,584         --           754,584        --        754,584        754,584
Pioneer Fund VCT Portfolio - Class I        259,721         --           259,721        --        259,721        259,721
Pioneer Growth Opportunities VCT
   Portfolio - Class I                      411,611         --           411,611        --        411,611        411,611
Principal Capital Appreciation
   Account                                4,884,749         --         4,884,749        --      4,884,749      4,884,749
Principal Diversified International
   Account                                3,380,670         --         3,380,670       462      3,380,208      3,380,670
Principal Equity Income Account           5,386,923         --         5,386,923        --      5,386,923      5,386,923
Principal Income Account                  6,328,286          1         6,328,287       675      6,327,612      6,328,287
Principal LargeCap Blend Account II       8,880,678         --         8,880,678        --      8,880,678      8,880,678
Principal LargeCap Growth Account        11,487,293         --        11,487,293       497     11,486,796     11,487,293
Principal MidCap Stock Account                   --         --                --        --             --             --
Principal Money Market Account            4,482,222         --         4,482,222        --      4,482,222      4,482,222
Principal Mortgage Securities Account     5,200,630         --         5,200,630       757      5,199,873      5,200,630
Principal SAM Balanced Portfolio         48,744,144         --        48,744,144    51,868     48,692,276     48,744,144
Principal SAM Conservative Balanced
   Portfolio                              2,812,736         --         2,812,736        --      2,812,736      2,812,736
Principal SAM Conservative Growth
   Portfolio                             34,334,643         --        34,334,643        --     34,334,643     34,334,643
Principal SAM Flexible Income
   Portfolio                              7,658,740         --         7,658,740        --      7,658,740      7,658,740
Principal SAM Strategic Growth
   Portfolio                             11,364,737         --        11,364,737        --     11,364,737     11,364,737
Principal Short-Term Income Account       2,365,764         --         2,365,764        --      2,365,764      2,365,764
Principal SmallCap Growth Account II      3,253,528         (1)        3,253,527       314      3,253,213      3,253,527
Putnam VT Growth and Income Fund -
   Class IB                                 447,761         --           447,761        --        447,761        447,761
Putnam VT International Growth and
   Income Fund - Class IB                   124,622         --           124,622        --        124,622        124,622
Royce Small-Cap Portfolio                 1,679,633         --         1,679,633        --      1,679,633      1,679,633
UIF Capital Growth Portfolio -
   Class I Shares                         2,915,984         --         2,915,984        --      2,915,984      2,915,984

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF NET ASSETS - CONTINUED
DECEMBER 31, 2009

                                                      Due from (to)                                           NET ASSETS
                                                         American                  Contract    Contract    ATTRIBUTABLE TO
                                         Investment    General Life                owners -    owners -       CONTRACT
                                        securities -    Insurance                  annuity   accumulation       OWNER
Divisions                              at fair value     Company      NET ASSETS   reserves    reserves       RESERVES
-------------------------------------  -------------  -------------  -----------  ---------  ------------  ---------------
UIF Core Plus Fixed Income Portfolio
   - Class I Shares                     $ 1,525,414        $--       $ 1,525,414   $     --   $ 1,525,414    $ 1,525,414
UIF Emerging Markets Equity Portfolio
   - Class I Shares                       1,539,472         --         1,539,472         --     1,539,472      1,539,472
UIF Global Value Equity Portfolio -
   Class I Shares                         1,632,816         --         1,632,816         --     1,632,816      1,632,816
UIF High Yield Portfolio - Class I
   Shares                                 1,418,943          1         1,418,944         --     1,418,944      1,418,944
UIF International Magnum Portfolio -
   Class I Shares                         1,233,540         (1)        1,233,539         --     1,233,539      1,233,539
UIF U.S. Mid Cap Value Portfolio -
   Class I Shares                         4,399,255         --         4,399,255         --     4,399,255      4,399,255
UIF U.S. Real Estate Portfolio -
   Class I Shares                         1,218,027         --         1,218,027         --     1,218,027      1,218,027
UIF Value Portfolio - Class I Shares      2,867,780          1         2,867,781         --     2,867,781      2,867,781
VALIC Company I Blue Chip Growth Fund       110,414         --           110,414         --       110,414        110,414
VALIC Company I Core Value Fund              40,404         --            40,404         --        40,404         40,404
VALIC Company I Global Social
   Awareness Fund                             2,567         --             2,567         --         2,567          2,567
VALIC Company I Health Sciences Fund         89,338         --            89,338         --        89,338         89,338
VALIC Company I International
   Equities Fund                            329,785         (2)          329,783         --       329,783        329,783
VALIC Company I Mid Cap Index Fund        1,308,044         (2)        1,308,042         --     1,308,042      1,308,042
VALIC Company I Money Market I Fund      10,309,389         (1)       10,309,388      8,617    10,300,771     10,309,388
VALIC Company I Nasdaq-100 Index Fund       135,957          1           135,958         --       135,958        135,958
VALIC Company I Science & Technology
   Fund                                     187,795          1           187,796         --       187,796        187,796
VALIC Company I Small Cap Index Fund        213,742         (1)          213,741         --       213,741        213,741
VALIC Company I Stock Index Fund          1,661,231         (1)        1,661,230         --     1,661,230      1,661,230
Van Kampen Comstock Fund                  3,019,846         --         3,019,846     29,616     2,990,230      3,019,846
Van Kampen Corporate Bond Fund              121,040         --           121,040         --       121,040        121,040
Van Kampen High Yield Fund                2,531,166         --         2,531,166         --     2,531,166      2,531,166
Van Kampen LIT Capital Growth
   Portfolio - Class I                    5,400,590         --         5,400,590    475,589     4,925,001      5,400,590
Van Kampen LIT Enterprise Portfolio -
   Class I                                       --         --                --         --            --             --
Van Kampen LIT Government Portfolio -
   Class I                                3,114,179          2         3,114,181     19,265     3,094,916      3,114,181
Van Kampen LIT Growth and Income
   Portfolio - Class I                   13,511,199         --        13,511,199         --    13,511,199     13,511,199
Van Kampen LIT Money Market Portfolio
   - Class I                                     --         --                --         --            --             --
Van Kampen Money Market Fund                126,729         --           126,729     13,038       113,691        126,729

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           A            B          A+B=C         D             E             F            C+D+E+F
                                                 Mortality and                  Net                     Net change in    INCREASE
                                       Dividends  expense risk      NET      realized    Capital gain    unrealized    (DECREASE) IN
                                         from         and       INVESTMENT  gain (loss)  distributions  appreciation    NET ASSETS
                                        mutual   administrative   INCOME        on        from mutual  (depreciation) RESULTING FROM
Divisions                                funds      charges       (LOSS)    investments      funds     of investments   OPERATIONS
------------------------------------- ---------- -------------- ----------  -----------  ------------- -------------- --------------
AIM V.I. Core Equity Fund - Series I  $   20,236   $ (15,742)   $    4,494  $   (90,740)   $       --   $   351,507     $  265,261
AIM V.I. International Growth Fund -
   Series I                                6,970      (6,557)          413       26,761            --       108,264        135,438
American Century VP Value Fund -
   Class I                                25,519      (5,619)       19,900     (136,903)           --       174,258         57,255
Credit Suisse U.S. Equity Flex I
   Portfolio                               1,206      (1,342)         (136)     (14,450)           --        35,368         20,782
Dreyfus IP MidCap Stock Portfolio -
   Initial Shares                          2,677      (2,436)          241      (37,130)           --        91,080         54,191
The Dreyfus Socially Responsible
   Growth Fund, Inc. - Initial Shares      4,324      (5,666)       (1,342)     (26,601)           --       142,089        114,146
Dreyfus VIF Developing Leaders
   Portfolio - Initial Shares              8,773      (6,950)        1,823      (99,713)           --       211,985        114,095
Dreyfus VIF Quality Bond Portfolio -
   Initial Shares                         63,523     (17,876)       45,647      (56,224)           --       170,982        160,405
Evergreen VA High Income Fund -
   Class 1                               597,529     (22,203)      575,326       (9,153)           --     1,698,419      2,264,592
Fidelity VIP Asset Manager Portfolio
   - Initial Class                         2,850      (1,799)        1,051         (484)          201        27,671         28,439
Fidelity VIP Asset Manager Portfolio
   - Service Class 2                       3,392      (2,401)          991      (17,773)          263        60,381         43,862
Fidelity VIP Contrafund Portfolio -
   Service Class 2                         7,020      (9,197)       (2,177)    (214,563)          166       413,002        196,428
Fidelity VIP Equity-Income Portfolio
   - Service Class 2                      11,353      (7,903)        3,450     (134,221)           --       273,004        142,233
Fidelity VIP Growth Portfolio -
   Service Class 2                           633      (4,718)       (4,085)     (41,036)          286       118,449         73,614
Fidelity VIP Index 500 Portfolio -
   Initial Class                           1,143        (659)          484         (298)          654        11,588         12,428
Fidelity VIP Overseas Portfolio -
   Initial Class                             556        (387)          169         (339)           81         5,888          5,799
Franklin Templeton Templeton Foreign
   Securities Fund - Class 2               9,025      (2,767)        6,258      (53,380)       11,134        85,900         49,912
Franklin Templeton Templeton Global
   Asset Allocation Fund - Class 2        21,458      (3,033)       18,425     (118,555)        3,454       128,179         31,503
Goldman Sachs VIT Capital Growth Fund
   - Institutional Shares                    182        (522)         (340)         101            --        15,016         14,777
Janus Aspen Enterprise Portfolio -
   Service Shares                             --      (2,722)       (2,722)      30,796            --        42,520         70,594
Janus Aspen Overseas Portfolio -
   Service Shares                            932      (3,210)       (2,278)       3,420         6,626       130,149        137,917
Janus Aspen Worldwide Portfolio -
   Service Shares                            962      (1,092)         (130)      (5,119)           --        29,668         24,419
JPMorgan Insurance Trust Small Cap
   Core Portfolio - Class 1                  831      (1,449)         (618)     (21,834)        1,711        40,166         19,425
MFS VIT Core Equity Series - Initial
   Class                                   4,214      (3,249)          965       11,913            --        52,777         65,655
MFS VIT Growth Series - Initial Class      2,591     (10,824)       (8,233)      (4,625)           --       254,936        242,078
MFS VIT New Discovery Series -
   Initial Class                              --      (1,467)       (1,467)     (15,235)           --        69,988         53,286
MFS VIT Research Series - Initial
   Class                                   1,846      (1,652)          194          689            --        29,429         30,312
Neuberger Berman AMT Balanced
   Portfolio - Class I                       234        (107)          127          (13)           --         1,229          1,343
Neuberger Berman AMT Mid-Cap Growth
   Portfolio - Class I                        --      (1,801)       (1,801)       2,957            --        31,331         32,487
PIMCO VIT Real Return Portfolio -
   Administrative Class                   21,845      (9,779)       12,066      (29,934)       24,736       104,143        111,011
PIMCO VIT Short-Term Portfolio -
   Administrative Class                    5,356      (3,496)        1,860       (2,191)        2,305        14,138         16,112
PIMCO VIT Total Return Portfolio -
   Administrative Class                   44,779     (11,330)       33,449        4,594        23,070        37,779         98,892
Pioneer Fund VCT Portfolio - Class I       4,282      (3,213)        1,069       (9,412)           --        59,215         50,872
Pioneer Growth Opportunities VCT
   Portfolio - Class I                        --      (5,048)       (5,048)     (89,326)           --       223,599        129,225
Principal Capital Appreciation
   Account                                76,178     (65,646)       10,532     (356,621)           --     1,464,284      1,118,195
Principal Diversified International
   Account                               142,154     (41,853)      100,301     (648,342)           --     1,219,097        671,056
Principal Equity Income Account          295,281     (72,703)      222,578   (1,084,934)           --     1,620,027        757,671
Principal Income Account                 659,672     (91,313)      568,359     (105,244)        8,638       528,284      1,000,037
Principal LargeCap Blend Account II      150,996    (113,930)       37,066   (3,004,020)           --     4,901,968      1,935,014
Principal LargeCap Growth Account         81,798    (149,601)      (67,803)    (924,864)           --     3,362,989      2,370,322
Principal MidCap Stock Account            22,640     (13,353)        9,287     (964,319)       72,467     1,119,074        236,509
Principal Money Market Account            13,573     (71,404)      (57,831)          --            --            --        (57,831)
Principal Mortgage Securities Account    442,704     (77,847)      364,857      (40,378)           --       (49,987)       274,492
Principal SAM Balanced Portfolio       1,985,370    (678,982)    1,306,388   (2,372,487)    1,492,822     8,435,942      8,862,665
Principal SAM Conservative Balanced
   Portfolio                              85,740     (37,052)       48,688     (309,594)       38,753       640,204        418,051
Principal SAM Conservative Growth
   Portfolio                           1,738,995    (465,246)    1,273,749   (2,046,346)    1,936,219     5,421,073      6,584,695
Principal SAM Flexible Income
   Portfolio                             420,643    (116,182)      304,461   (1,090,480)       82,500     2,021,618      1,318,099
Principal SAM Strategic Growth
   Portfolio                             417,766    (151,194)      266,572     (602,367)      156,262     2,526,667      2,347,134
Principal Short-Term Income Account      174,217     (34,328)      139,889      (28,028)           --        86,638        198,499
Principal SmallCap Growth Account II          --     (40,606)      (40,606)    (363,000)           --     1,156,872        753,266
Putnam VT Growth and Income Fund -
   Class IB                               14,083      (6,526)        7,557     (243,901)           --       342,605        106,261
Putnam VT International Growth and
   Income Fund - Class IB                     --      (1,953)       (1,953)    (146,524)           --       169,127         20,650
Royce Small-Cap Portfolio                     --      (5,537)       (5,537)      (5,431)           --       442,575        431,607

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF OPERATIONS - CONTINUED
FOR THE YEAR ENDED DECEMBER 31, 2009

                                           A            B          A+B=C         D             E             F            C+D+E+F
                                                 Mortality and                  Net                     Net change in    INCREASE
                                       Dividends  expense risk      NET      realized    Capital gain    unrealized    (DECREASE) IN
                                         from         and       INVESTMENT  gain (loss)  distributions  appreciation    NET ASSETS
                                        mutual   administrative   INCOME        on        from mutual  (depreciation) RESULTING FROM
Divisions                                funds      charges       (LOSS)    investments      funds     of investments   OPERATIONS
------------------------------------- ---------- -------------- ----------  -----------  ------------- -------------- --------------
UIF Capital Growth Portfolio - Class
   I Shares                            $     --    $ (34,378)    $(34,378)  $  (220,630)    $    --      $ 1,442,124    $1,187,116
UIF Core Plus Fixed Income Portfolio
   - Class I Shares                     107,795      (17,321)      90,474       (64,705)         --           70,047        95,816
UIF Emerging Markets Equity Portfolio
   - Class I Shares                          --      (15,114)     (15,114)      (21,958)         --          574,471       537,399
UIF Global Value Equity Portfolio -
   Class I Shares                       108,813      (21,815)      86,998      (391,524)         --          473,020       168,494
UIF High Yield Portfolio - Class I
   Shares                               120,915      (19,745)     101,170      (122,264)         --          495,756       474,662
UIF International Magnum Portfolio -
   Class I Shares                        32,119      (15,263)      16,856      (111,987)         --          369,820       274,689
UIF U.S. Mid Cap Value Portfolio -
   Class I Shares                        49,722      (55,690)      (5,968)   (1,045,363)         --        2,247,436     1,196,105
UIF U.S. Real Estate Portfolio -
   Class I Shares                        30,155      (13,502)      16,653      (484,150)         --          681,011       213,514
UIF Value Portfolio - Class I Shares     85,400      (36,215)      49,185      (663,049)         --        1,247,114       633,250
VALIC Company I Blue Chip Growth Fund       220         (365)        (145)          (61)         --           33,168        32,962
VALIC Company I Core Value Fund             928         (138)         790           (77)         --            5,600         6,313
VALIC Company I Global Social
   Awareness Fund                            63          (33)          30           (40)         --              599           589
VALIC Company I Health Sciences Fund         --         (300)        (300)          (89)         --           21,526        21,137
VALIC Company I International
   Equities Fund                          7,828       (2,580)       5,248      (152,363)         --          200,306        53,191
VALIC Company I Mid Cap Index Fund       19,206      (14,149)       5,057      (353,443)     27,861          661,358       340,833
VALIC Company I Money Market I Fund      20,080      (37,565)     (17,485)           --          --               --       (17,485)
VALIC Company I Nasdaq-100 Index Fund       305       (1,500)      (1,195)      (50,960)         --           86,883        34,728
VALIC Company I Science &
   Technology Fund                          166       (1,672)      (1,506)      (19,564)         --           74,411        53,341
VALIC Company I Small Cap Index Fund      3,237       (2,859)         378      (181,216)      4,922          207,921        32,005
VALIC Company I Stock Index Fund         35,332      (17,012)      18,320      (302,629)     47,862          544,878       308,431
Van Kampen Comstock Fund                 39,226      (19,302)      19,924      (243,648)         --          824,812       601,088
Van Kampen Corporate Bond Fund            6,374         (834)       5,540        (1,013)         --           15,559        20,086
Van Kampen High Yield Fund              271,338      (20,873)     250,465      (519,547)         --        1,214,925       945,843
Van Kampen LIT Capital Growth
   Portfolio - Class I                    5,177      (60,157)     (54,980)   (1,656,287)         --        3,794,081     2,082,814
Van Kampen LIT Enterprise Portfolio -
   Class I                               71,278      (20,602)      50,676    (4,441,005)         --        4,361,580       (28,749)
Van Kampen LIT Government Portfolio -
   Class I                              218,760      (44,211)     174,549       (28,626)         --         (164,610)      (18,687)
Van Kampen LIT Growth and Income
   Portfolio - Class I                  532,406     (181,754)     350,652      (809,084)         --        3,069,206     2,610,774
Van Kampen LIT Money Market Portfolio
   - Class I                                460      (56,946)     (56,486)            1          --               --       (56,485)
Van Kampen Money Market Fund                 23       (1,623)      (1,600)           --          --               --        (1,600)

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           Divisions
                                                 --------------------------------------------------------------
                                                                  AIM V.I.      American
                                                 AIM V.I. Core  International   Century VP      Credit Suisse
                                                 Equity Fund -  Growth Fund -  Value Fund -  U.S. Equity Flex I
                                                   Series I        Series I      Class I          Portfolio
                                                 -------------  -------------  ------------  ------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                   $     4,494    $      413     $   19,900       $    (136)
   Net realized gain (loss) on investments            (90,740)       26,761       (136,903)        (14,450)
   Capital gain distributions from mutual funds            --            --             --              --
   Net change in unrealized appreciation
      (depreciation) of investments                   351,507       108,264        174,258          35,368
                                                  -----------    ----------     ----------       ---------
Increase (decrease) in net assets resulting
   from operations                                    265,261       135,438         57,255          20,782
                                                  -----------    ----------     ----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          50           105          1,040             750
   Net transfers from (to) other Divisions or
      fixed rate option                               (28,451)      (17,690)       (16,900)         (4,554)
   Mortality reserve transfers                             --            --             --              --
   Contract withdrawals                              (296,316)     (109,650)      (140,739)         (7,555)
   Death benefits                                     (63,616)       (9,092)       (26,722)        (43,555)
   Annuity benefits                                        --            --             --              --
                                                  -----------    ----------     ----------       ---------
Increase (decrease) in net assets resulting
   from principal transactions                       (388,333)     (136,327)      (183,321)        (54,914)
                                                  -----------    ----------     ----------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (123,072)         (889)      (126,066)        (34,132)
NET ASSETS:
   Beginning of year                                1,307,043       516,880        513,981         103,356
                                                  -----------    ----------     ----------       ---------
   End of year                                    $ 1,183,971    $  515,991     $  387,915       $  69,224
                                                  ===========    ==========     ==========       =========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                   $     9,178    $   (8,199)    $   14,266       $  (1,984)
   Net realized gain (loss) on investments             52,007       222,883       (220,684)         (3,424)
   Capital gain distributions from mutual funds            --         9,775        137,529              --
   Net change in unrealized appreciation
      (depreciation) of investments                  (756,784)     (664,064)      (193,256)        (59,657)
                                                  -----------    ----------     ----------       ---------
Increase (decrease) in net assets resulting
   from operations                                   (695,599)     (439,605)      (262,145)        (65,065)
                                                  -----------    ----------     ----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          45           105            282              --
   Net transfers from (to) other Divisions or
      fixed rate option                               (20,729)      (43,498)       (90,542)        (17,767)
   Mortality reserve transfers                             --            --             --              --
   Contract withdrawals                              (857,703)     (312,720)      (484,310)        (49,637)
   Death benefits                                    (120,679)      (62,097)            --              --
   Annuity benefits                                        --            --             --              --
                                                  -----------    ----------     ----------       ---------
Increase (decrease) in net assets resulting
   from principal transactions                       (999,066)     (418,210)      (574,570)        (67,404)
                                                  -----------    ----------     ----------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS            (1,694,665)     (857,815)      (836,715)       (132,469)
NET ASSETS:
   Beginning of year                                3,001,708     1,374,695      1,350,696         235,825
                                                  -----------    ----------     ----------       ---------
   End of year                                    $ 1,307,043    $  516,880     $  513,981       $ 103,356
                                                  ===========    ==========     ==========       =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                     Divisions
                                                 ---------------------------------------------------------------------------
                                                                        The Dreyfus
                                                                         Socially
                                                     Dreyfus IP         Responsible      Dreyfus VIF        Dreyfus VIF
                                                    MidCap Stock       Growth Fund,      Developing         Quality Bond
                                                 Portfolio - Initial  Inc. - Initial  Leaders Portfolio  Portfolio - Initial
                                                       Shares             Shares      - Initial Shares         Shares
                                                 -------------------  --------------  -----------------  -------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                       $     241         $  (1,342)       $    1,823          $    45,647
   Net realized gain (loss) on investments              (37,130)          (26,601)          (99,713)             (56,224)
   Capital gain distributions from mutual funds              --                --                --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                      91,080           142,089           211,985              170,982
                                                      ---------         ---------        ----------          -----------
Increase (decrease) in net assets resulting
   from operations                                       54,191           114,146           114,095              160,405
                                                      ---------         ---------        ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                --             1,500                  150
   Net transfers from (to) other Divisions or
      fixed rate option                                  (3,476)           (7,621)            3,745              (18,425)
   Mortality reserve transfers                               --                --                --                   --
   Contract withdrawals                                 (33,800)          (73,622)         (116,006)            (345,697)
   Death benefits                                            --           (19,337)          (20,054)             (11,097)
   Annuity benefits                                          --                --                --                   --
                                                      ---------         ---------        ----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                          (37,276)         (100,580)         (130,815)            (375,069)
                                                      ---------         ---------        ----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  16,915            13,566           (16,720)            (214,664)
NET ASSETS:
   Beginning of year                                    178,879           438,601           560,561            1,493,737
                                                      ---------         ---------        ----------          -----------
   End of year                                        $ 195,794         $ 452,167        $  543,841          $ 1,279,073
                                                      =========         =========        ==========          ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $  (1,235)        $  (3,544)       $   (3,353)         $    71,406
   Net realized gain (loss) on investments              (88,006)          (21,284)         (149,464)             (96,957)
   Capital gain distributions from mutual funds          52,386                --            58,227                   --
   Net change in unrealized appreciation
      (depreciation) of investments                    (112,938)         (241,294)         (317,928)             (76,352)
                                                      ---------         ---------        ----------          -----------
Increase (decrease) in net assets resulting
   from operations                                     (149,793)         (266,122)         (412,518)            (101,903)
                                                      ---------         ---------        ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                --             1,570                1,350
   Net transfers from (to) other Divisions or
      fixed rate option                                 (18,296)           (8,350)          (51,825)             (30,418)
   Mortality reserve transfers                               --                --                --                   --
   Contract withdrawals                                (105,236)         (196,792)         (313,872)            (828,167)
   Death benefits                                            --           (26,596)          (20,612)             (58,516)
   Annuity benefits                                          --                --                --                   --
                                                      ---------         ---------        ----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                         (123,532)         (231,738)         (384,739)            (915,751)
                                                      ---------         ---------        ----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (273,325)         (497,860)         (797,257)          (1,017,654)
NET ASSETS:
   Beginning of year                                    452,204           936,461         1,357,818            2,511,391
                                                      ---------         ---------        ----------          -----------
   End of year                                        $ 178,879         $ 438,601        $  560,561          $ 1,493,737
                                                      =========         =========        ==========          ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                               Divisions
                                                 ---------------------------------------------------------------------
                                                                    Fidelity VIP       Fidelity VIP     Fidelity VIP
                                                  Evergreen VA      Asset Manager      Asset Manager     Contrafund
                                                   High Income   Portfolio - Initial    Portfolio -      Portfolio -
                                                 Fund - Class 1         Class         Service Class 2  Service Class 2
                                                 --------------  -------------------  ---------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $   575,326        $  1,051           $     991       $    (2,177)
   Net realized gain (loss) on investments              (9,153)           (484)            (17,773)         (214,563)
   Capital gain distributions from mutual funds             --             201                 263               166
   Net change in unrealized appreciation
      (depreciation) of investments                  1,698,419          27,671              60,381           413,002
                                                   -----------        --------           ---------       -----------
Increase (decrease) in net assets resulting
   from operations                                   2,264,592          28,439              43,862           196,428
                                                   -----------        --------           ---------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --              --               2,240             4,643
   Net transfers from (to) other Divisions or
      fixed rate option                                     (8)             (9)             (3,452)          (15,459)
   Mortality reserve transfers                              --              --                  --                --
   Contract withdrawals                                (10,000)           (139)            (26,916)         (135,647)
   Death benefits                                           --              --             (11,702)          (90,737)
   Annuity benefits                                         --              --                  --                --
                                                   -----------        --------           ---------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                         (10,008)           (148)            (39,830)         (237,200)
                                                   -----------        --------           ---------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              2,254,584          28,291               4,032           (40,772)
NET ASSETS:
   Beginning of year                                 4,427,678         104,886             167,617           719,632
                                                   -----------        --------           ---------       -----------
   End of year                                     $ 6,682,262        $133,177           $ 171,649       $   678,860
                                                   ===========        ========           =========       ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $   562,034        $  1,550           $   1,668       $   (10,556)
   Net realized gain (loss) on investments              (4,782)           (131)              2,654          (139,480)
   Capital gain distributions from mutual funds             --          13,606              32,448            55,598
   Net change in unrealized appreciation
      (depreciation) of investments                 (2,112,320)        (59,621)           (120,427)         (639,805)
                                                   -----------        --------           ---------       -----------
Increase (decrease) in net assets resulting
   from operations                                  (1,555,068)        (44,596)            (83,657)         (734,243)
                                                   -----------        --------           ---------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --              --               2,240             6,508
   Net transfers from (to) other Divisions or
      fixed rate option                                    126               4              12,581          (326,496)
   Mortality reserve transfers                              --              --                  --                --
   Contract withdrawals                                 (5,000)           (141)           (190,128)         (691,471)
   Death benefits                                           --              --              (1,892)          (38,232)
   Annuity benefits                                         --              --                  --                --
                                                   -----------        --------           ---------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                          (4,874)           (137)           (177,199)       (1,049,691)
                                                   -----------        --------           ---------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,559,942)        (44,733)           (260,856)       (1,783,934)
NET ASSETS:
   Beginning of year                                 5,987,620         149,619             428,473         2,503,566
                                                   -----------        --------           ---------       -----------
   End of year                                     $ 4,427,678        $104,886           $ 167,617       $   719,632
                                                   ===========        ========           =========       ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                 Divisions
                                                 -----------------------------------------------------------------------------
                                                  Fidelity VIP                           Fidelity VIP         Fidelity VIP
                                                  Equity-Income      Fidelity VIP          Index 500            Overseas
                                                   Portfolio -    Growth Portfolio -  Portfolio - Initial  Portfolio - Initial
                                                 Service Class 2   Service Class 2           Class                Class
                                                 ---------------  ------------------  -------------------  -------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $     3,450        $    (4,085)         $    484              $    169
   Net realized gain (loss) on investments            (134,221)           (41,036)             (298)                 (339)
   Capital gain distributions from mutual funds             --                286               654                    81
   Net change in unrealized appreciation
      (depreciation) of investments                    273,004            118,449            11,588                 5,888
                                                   -----------        -----------          --------              --------
Increase (decrease) in net assets resulting
   from operations                                     142,233             73,614            12,428                 5,799
                                                   -----------        -----------          --------              --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          258                258                --                    --
   Net transfers from (to) other Divisions or
      fixed rate option                                 (6,427)            (7,912)           12,260                    (2)
   Mortality reserve transfers                              --                 --                --                    --
   Contract withdrawals                               (156,785)           (94,885)             (490)                 (473)
   Death benefits                                       (2,771)           (25,087)               --                    --
   Annuity benefits                                         --                 --                --                    --
                                                   -----------        -----------          --------              --------
Increase (decrease) in net assets resulting
   from principal transactions                        (165,725)          (127,626)           11,770                  (475)
                                                   -----------        -----------          --------              --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (23,492)           (54,012)           24,198                 5,324
NET ASSETS:
   Beginning of year                                   630,934            396,830            28,899                23,990
                                                   -----------        -----------          --------              --------
   End of year                                     $   607,442        $   342,818          $ 53,097              $ 29,314
                                                   ===========        ===========          ========              ========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $     4,286        $    (9,372)         $    259              $    393
   Net realized gain (loss) on investments             (43,675)           104,553               107                    63
   Capital gain distributions from mutual funds          1,735                 --               427                 4,304
   Net change in unrealized appreciation
      (depreciation) of investments                   (582,411)          (669,881)          (18,579)              (24,299)
                                                   -----------        -----------          --------              --------
Increase (decrease) in net assets resulting
   from operations                                    (620,065)          (574,700)          (17,786)              (19,539)
                                                   -----------        -----------          --------              --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          288                288                --                    --
   Net transfers from (to) other Divisions or
      fixed rate option                               (168,238)           (11,173)                6                     1
   Mortality reserve transfers                              --                 --                --                    --
   Contract withdrawals                               (569,659)          (502,238)             (730)                 (826)
   Death benefits                                     (265,472)           (23,710)               --                    --
   Annuity benefits                                         --                 --                --                    --
                                                   -----------        -----------          --------              --------
Increase (decrease) in net assets resulting
   from principal transactions                      (1,003,081)          (536,833)             (724)                 (825)
                                                   -----------        -----------          --------              --------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,623,146)        (1,111,533)          (18,510)              (20,364)
NET ASSETS:
   Beginning of year                                 2,254,080          1,508,363            47,409                44,354
                                                   -----------        -----------          --------              --------
   End of year                                     $   630,934        $   396,830          $ 28,899              $ 23,990
                                                   ===========        ===========          ========              ========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                Divisions
                                                 -------------------------------------------------------------------
                                                     Franklin           Franklin
                                                     Templeton          Templeton      Goldman Sachs
                                                     Templeton          Templeton       VIT Capital     Janus Aspen
                                                      Foreign         Global Asset     Growth Fund -    Enterprise
                                                 Securities Fund -  Allocation Fund -  Institutional    Portfolio -
                                                      Class 2            Class 2          Shares      Service Shares
                                                 -----------------  -----------------  -------------  --------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                      $   6,258          $  18,425        $   (340)      $  (2,722)
   Net realized gain (loss) on investments             (53,380)          (118,555)            101          30,796
   Capital gain distributions from mutual funds         11,134              3,454              --              --
   Net change in unrealized appreciation
      (depreciation) of investments                     85,900            128,179          15,016          42,520
                                                     ---------          ---------        --------       ---------
Increase (decrease) in net assets resulting
   from operations                                      49,912             31,503          14,777          70,594
                                                     ---------          ---------        --------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          123                 --              --             300
   Net transfers from (to) other Divisions or
      fixed rate option                                (27,420)            (5,356)             (5)         (3,612)
   Mortality reserve transfers                              --                 --              --              --
   Contract withdrawals                                (96,991)          (127,281)         (1,005)        (56,507)
   Death benefits                                           --            (18,651)             --         (37,552)
   Annuity benefits                                         --                 --              --              --
                                                     ---------          ---------        --------       ---------
Increase (decrease) in net assets resulting
   from principal transactions                        (124,288)          (151,288)         (1,010)        (97,371)
                                                     ---------          ---------        --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (74,376)          (119,785)         13,767         (26,777)
NET ASSETS:
   Beginning of year                                   269,398            309,489          32,326         210,873
                                                     ---------          ---------        --------       ---------
   End of year                                       $ 195,022          $ 189,704        $ 46,093       $ 184,096
                                                     =========          =========        ========       =========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                      $   4,836          $  47,088        $   (663)      $  (4,693)
   Net realized gain (loss) on investments              75,162           (235,066)          2,588          63,829
   Capital gain distributions from mutual funds         46,472             67,609              --          20,562
   Net change in unrealized appreciation
      (depreciation) of investments                   (359,396)           (17,921)        (29,984)       (259,999)
                                                     ---------          ---------        --------       ---------
Increase (decrease) in net assets resulting
   from operations                                    (232,926)          (138,290)        (28,059)       (180,301)
                                                     ---------          ---------        --------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          123                 38              --             300
   Net transfers from (to) other Divisions or
      fixed rate option                                  8,099            (42,561)              3            (633)
   Mortality reserve transfers                              --                 --              --              --
   Contract withdrawals                               (217,661)          (308,127)        (20,763)       (101,450)
   Death benefits                                      (35,887)            (3,147)             --              --
   Annuity benefits                                         --                 --              --              --
                                                     ---------          ---------        --------       ---------
Increase (decrease) in net assets resulting
   from principal transactions                        (245,326)          (353,797)        (20,760)       (101,783)
                                                     ---------          ---------        --------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (478,252)          (492,087)        (48,819)       (282,084)
NET ASSETS:
   Beginning of year                                   747,650            801,576          81,145         492,957
                                                     ---------          ---------        --------       ---------
   End of year                                       $ 269,398          $ 309,489        $ 32,326       $ 210,873
                                                     =========          =========        ========       =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           Divisions
                                                 ----------------------------------------------------------------
                                                                                    JPMorgan
                                                   Janus Aspen    Janus Aspen    Insurance Trust
                                                    Overseas       Worldwide     Small Cap Core    MFS VIT Core
                                                   Portfolio -    Portfolio -      Portfolio -    Equity Series -
                                                 Service Shares  Service Shares      Class 1       Initial Class
                                                 --------------  --------------  ---------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $  (2,278)      $    (130)       $    (618)       $     965
   Net realized gain (loss) on investments             3,420          (5,119)         (21,834)          11,913
   Capital gain distributions from mutual funds        6,626              --            1,711               --
   Net change in unrealized appreciation
      (depreciation) of investments                  130,149          29,668           40,166           52,777
                                                   ---------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from operations                                   137,917          24,419           19,425           65,655
                                                   ---------       ---------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        840              60              420            1,710
   Net transfers from (to) other Divisions or
      fixed rate option                                2,304          (3,429)          (1,382)          (9,204)
   Mortality reserve transfers                            --              --               --               --
   Contract withdrawals                              (89,626)        (31,430)         (26,524)         (53,578)
   Death benefits                                     (4,854)             --               --               --
   Annuity benefits                                       --              --               --               --
                                                   ---------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from principal transactions                       (91,336)        (34,799)         (27,486)         (61,072)
                                                   ---------       ---------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               46,581         (10,380)          (8,061)           4,583
NET ASSETS:
   Beginning of year                                 206,303          90,898          117,599          249,126
                                                   ---------       ---------        ---------        ---------
   End of year                                     $ 252,884       $  80,518        $ 109,538        $ 253,709
                                                   =========       =========        =========        =========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $   4,825       $    (849)       $  (1,965)       $  (2,488)
   Net realized gain (loss) on investments            95,181           7,835          (10,079)          66,158
   Capital gain distributions from mutual funds       56,350              --           17,912               --
   Net change in unrealized appreciation
      (depreciation) of investments                 (414,908)       (101,857)         (69,025)        (276,433)
                                                   ---------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from operations                                  (258,552)        (94,871)         (63,157)        (212,763)
                                                   ---------       ---------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        840              54              420              960
   Net transfers from (to) other Divisions or
      fixed rate option                              (16,672)         (4,052)          (9,040)          (4,412)
   Mortality reserve transfers                            --              --               --               --
   Contract withdrawals                             (164,584)       (101,910)         (23,837)        (292,866)
   Death benefits                                         --              --               --          (23,294)
   Annuity benefits                                       --              --               --               --
                                                   ---------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from principal transactions                      (180,416)       (105,908)         (32,457)        (319,612)
                                                   ---------       ---------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (438,968)       (200,779)         (95,614)        (532,375)
NET ASSETS:
   Beginning of year                                 645,271         291,677          213,213          781,501
                                                   ---------       ---------        ---------        ---------
   End of year                                     $ 206,303       $  90,898        $ 117,599        $ 249,126
                                                   =========       =========        =========        =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                  Divisions
                                                 ---------------------------------------------------------------------------
                                                                                                               Neuberger
                                                  MFS VIT Growth      MFS VIT New           MFS VIT           Berman AMT
                                                 Series - Initial  Discovery Series -  Research Series -  Balanced Portfolio
                                                       Class         Initial Class       Initial Class        - Class I
                                                 ----------------  ------------------  -----------------  ------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $    (8,233)        $  (1,467)        $        194          $   127
   Net realized gain (loss) on investments              (4,625)          (15,235)                 689              (13)
   Capital gain distributions from mutual funds             --                --                   --               --
   Net change in unrealized appreciation
      (depreciation) of investments                    254,936            69,988               29,429            1,229
                                                   -----------         ---------         ------------          -------
Increase (decrease) in net assets resulting
   from operations                                     242,078            53,286               30,312            1,343
                                                   -----------         ---------         ------------          -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          300                --                   --               --
   Net transfers from (to) other Divisions or
      fixed rate option                                (19,626)           (2,676)              (4,570)              (2)
   Mortality reserve transfers                              --                --                   --               --
   Contract withdrawals                               (168,217)          (51,001)             (42,979)              (3)
   Death benefits                                      (35,851)               --                   --               --
   Annuity benefits                                         --                --                   --               --
                                                   -----------         ---------         ------------          -------
Increase (decrease) in net assets resulting
   from principal transactions                        (223,394)          (53,677)             (47,549)              (5)
                                                   -----------         ---------         ------------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 18,684              (391)             (17,237)           1,338
NET ASSETS:
   Beginning of year                                   843,339           105,010              137,185            6,521
                                                   -----------         ---------         ------------          -------
   End of year                                     $   862,023         $ 104,619         $    119,948          $ 7,859
                                                   ===========         =========         ============          =======
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $   (16,792)        $  (2,752)        $     (2,031)         $   204
   Net realized gain (loss) on investments             144,983            16,778               87,775               21
   Capital gain distributions from mutual funds             --            43,672                   --               --
   Net change in unrealized appreciation
      (depreciation) of investments                   (768,036)         (147,032)            (190,018)          (4,590)
                                                   -----------         ---------         ------------          -------
Increase (decrease) in net assets resulting
   from operations                                    (639,845)          (89,334)            (104,274)          (4,365)
                                                   -----------         ---------         ------------          -------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          758                --                   --               --
   Net transfers from (to) other Divisions or
      fixed rate option                                (31,947)           (6,943)              (3,712)               2
   Mortality reserve transfers                              --                --                   --               --
   Contract withdrawals                               (674,062)         (143,252)            (195,091)              (3)
   Death benefits                                      (21,821)             (183)             (28,388)              --
   Annuity benefits                                         --                --                   --               --
                                                   -----------         ---------         ------------          -------
Increase (decrease) in net assets resulting
   from principal transactions                        (727,072)         (150,378)            (227,191)              (1)
                                                   -----------         ---------         ------------          -------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,366,917)         (239,712)            (331,465)          (4,366)
NET ASSETS:
   Beginning of year                                 2,210,256           344,722              468,650           10,887
                                                   -----------         ---------         ------------          -------
   End of year                                     $   843,339         $ 105,010         $    137,185          $ 6,521
                                                   ===========         =========         ============          =======

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                 Divisions
                                                 -------------------------------------------------------------------------
                                                                                                              PIMCO VIT
                                                      Neuberger         PIMCO VIT Real    PIMCO VIT Short-   Total Return
                                                   Berman AMT Mid-    Return Portfolio -  Term Portfolio -   Portfolio -
                                                      Cap Growth        Administrative     Administrative   Administrative
                                                 Portfolio - Class I        Class              Class            Class
                                                 -------------------  ------------------  ----------------  --------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                       $  (1,801)          $   12,066         $   1,860       $    33,449
   Net realized gain (loss) on investments                2,957              (29,934)           (2,191)            4,594
   Capital gain distributions from mutual funds              --               24,736             2,305            23,070
   Net change in unrealized appreciation
      (depreciation) of investments                      31,331              104,143            14,138            37,779
                                                      ---------           ----------         ---------       -----------
Increase (decrease) in net assets resulting
   from operations                                       32,487              111,011            16,112            98,892
                                                      ---------           ----------         ---------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           810                6,435                --             1,800
   Net transfers from (to) other Divisions or
      fixed rate option                                 (24,480)             (26,019)           98,838            16,001
   Mortality reserve transfers                               --                   --                --                --
   Contract withdrawals                                 (27,674)            (322,832)         (108,915)         (313,719)
   Death benefits                                            --               (3,033)          (43,185)          (32,904)
   Annuity benefits                                          --                   --                --                --
                                                      ---------           ----------         ---------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                          (51,344)            (345,449)          (53,262)         (328,822)
                                                      ---------           ----------         ---------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (18,857)            (234,438)          (37,150)         (229,930)
NET ASSETS:
   Beginning of year                                    146,617              892,325           289,624           984,514
                                                      ---------           ----------         ---------       -----------
   End of year                                        $ 127,760           $  657,887         $ 252,474       $   754,584
                                                      =========           ==========         =========       ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                       $  (3,667)          $   25,764         $   8,405       $    43,684
   Net realized gain (loss) on investments               27,909              (14,302)           (3,081)           31,725
   Capital gain distributions from mutual funds              --                1,396                --            18,638
   Net change in unrealized appreciation
      (depreciation) of investments                    (170,451)             (96,804)          (10,167)          (29,701)
                                                      ---------           ----------         ---------       -----------
Increase (decrease) in net assets resulting
   from operations                                     (146,209)             (83,946)           (4,843)           64,346
                                                      ---------           ----------         ---------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            54                6,453                --             3,000
   Net transfers from (to) other Divisions or
      fixed rate option                                  (4,482)             233,061           (32,368)          (36,977)
   Mortality reserve transfers                               --                   --                --                --
   Contract withdrawals                                 (87,035)            (747,527)         (112,647)         (986,193)
   Death benefits                                            --                   --                --          (281,536)
   Annuity benefits                                          --                   --                --                --
                                                      ---------           ----------         ---------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                          (91,463)            (508,013)         (145,015)       (1,301,706)
                                                      ---------           ----------         ---------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (237,672)            (591,959)         (149,858)       (1,237,360)
NET ASSETS:
   Beginning of year                                    384,289            1,484,284           439,482         2,221,874
                                                      ---------           ----------         ---------       -----------
   End of year                                        $ 146,617           $  892,325         $ 289,624       $   984,514
                                                      =========           ==========         =========       ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                              Divisions
                                                 ------------------------------------------------------------------
                                                                   Pioneer Growth                       Principal
                                                  Pioneer Fund     Opportunities   Principal Capital   Diversified
                                                 VCT Portfolio -  VCT Portfolio -    Appreciation     International
                                                     Class I          Class I           Account          Account
                                                 ---------------  ---------------  -----------------  -------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                     $   1,069       $   (5,048)      $     10,532      $   100,301
   Net realized gain (loss) on investments             (9,412)         (89,326)          (356,621)        (648,342)
   Capital gain distributions from mutual funds            --               --                 --               --
   Net change in unrealized appreciation
      (depreciation) of investments                    59,215          223,599          1,464,284        1,219,097
                                                    ---------       ----------       ------------      -----------
Increase (decrease) in net assets resulting
   from operations                                     50,872          129,225          1,118,195          671,056
                                                    ---------       ----------       ------------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          --            1,500             13,000              250
   Net transfers from (to) other Divisions or
      fixed rate option                                   119           (7,169)          (122,909)          14,702
   Mortality reserve transfers                             --               --                 --               --
   Contract withdrawals                               (30,965)         (71,642)          (867,595)        (298,679)
   Death benefits                                      (8,515)         (38,404)          (492,677)        (101,007)
   Annuity benefits                                        --               --                 --               --
                                                    ---------       ----------       ------------      -----------
Increase (decrease) in net assets resulting
   from principal transactions                        (39,361)        (115,715)        (1,470,181)        (384,734)
                                                    ---------       ----------       ------------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                11,511           13,510           (351,986)         286,322
NET ASSETS:
   Beginning of year                                  248,210          398,101          5,236,735        3,094,348
                                                    ---------       ----------       ------------      -----------
   End of year                                      $ 259,721       $  411,611       $  4,884,749      $ 3,380,670
                                                    =========       ==========       ============      ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                     $   1,607       $   (9,065)      $    (21,032)     $    19,999
   Net realized gain (loss) on investments             21,857          (97,872)         1,713,400         (737,110)
   Capital gain distributions from mutual funds        17,944           61,105          1,109,102        1,305,692
   Net change in unrealized appreciation
      (depreciation) of investments                  (212,146)        (245,176)        (6,565,372)      (3,877,279)
                                                    ---------       ----------       ------------      -----------
Increase (decrease) in net assets resulting
   from operations                                   (170,738)        (291,008)        (3,763,902)      (3,288,698)
                                                    ---------       ----------       ------------      -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          --            1,570             17,960              354
   Net transfers from (to) other Divisions or
      fixed rate option                                (1,185)         (29,920)        (1,463,060)        (385,873)
   Mortality reserve transfers                             --               --                 --               --
   Contract withdrawals                              (225,098)        (318,006)        (4,914,492)      (1,335,029)
   Death benefits                                     (19,740)         (14,650)          (463,710)        (128,262)
   Annuity benefits                                        --               --                 --             (306)
                                                    ---------       ----------       ------------      -----------
Increase (decrease) in net assets resulting
   from principal transactions                       (246,023)        (361,006)        (6,823,302)      (1,849,116)
                                                    ---------       ----------       ------------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (416,761)        (652,014)       (10,587,204)      (5,137,814)
NET ASSETS:
   Beginning of year                                  664,971        1,050,115         15,823,939        8,232,162
                                                    ---------       ----------       ------------      -----------
   End of year                                      $ 248,210       $  398,101       $  5,236,735      $ 3,094,348
                                                    =========       ==========       ============      ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                               Divisions
                                                 -------------------------------------------------------------------
                                                                                        Principal       Principal
                                                 Principal Equity  Principal Income  LargeCap Blend  LargeCap Growth
                                                  Income Account       Account         Account II        Account
                                                 ----------------  ----------------  --------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $    222,578      $   568,359      $     37,066    $    (67,803)
   Net realized gain (loss) on investments           (1,084,934)        (105,244)       (3,004,020)       (924,864)
   Capital gain distributions from mutual funds              --            8,638                --              --
   Net change in unrealized appreciation
      (depreciation) of investments                   1,620,027          528,284         4,901,968       3,362,989
                                                   ------------      -----------      ------------    ------------
Increase (decrease) in net assets resulting
   from operations                                      757,671        1,000,037         1,935,014       2,370,322
                                                   ------------      -----------      ------------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --             (680)            1,100           6,050
   Net transfers from (to) other Divisions or
      fixed rate option                                (463,666)        (566,976)         (263,038)       (486,674)
   Mortality reserve transfers                               --               --                --              --
   Contract withdrawals                                (910,010)        (773,900)       (1,179,705)     (1,225,619)
   Death benefits                                      (152,531)        (331,538)         (331,157)       (461,286)
   Annuity benefits                                          --               --                --              --
                                                   ------------      -----------      ------------    ------------
Increase (decrease) in net assets resulting
   from principal transactions                       (1,526,207)      (1,673,094)       (1,772,800)     (2,167,529)
                                                   ------------      -----------      ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (768,536)        (673,057)          162,214         202,793
NET ASSETS:
   Beginning of year                                  6,155,459        7,001,344         8,718,464      11,284,500
                                                   ------------      -----------      ------------    ------------
   End of year                                     $  5,386,923      $ 6,328,287      $  8,880,678    $ 11,487,293
                                                   ============      ===========      ============    ============
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $    155,500      $   655,368      $      8,068    $   (179,879)
   Net realized gain (loss) on investments              373,723         (388,005)       (5,141,255)        (77,931)
   Capital gain distributions from mutual funds       1,005,463           14,596         7,240,784              --
   Net change in unrealized appreciation
      (depreciation) of investments                  (6,680,482)        (781,970)       (8,653,288)    (10,359,272)
                                                   ------------      -----------      ------------    ------------
Increase (decrease) in net assets resulting
   from operations                                   (5,145,796)        (500,011)       (6,545,691)    (10,617,082)
                                                   ------------      -----------      ------------    ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        13,650            8,263               594          12,284
   Net transfers from (to) other Divisions or
      fixed rate option                              (2,503,614)        (523,391)       (1,845,987)     (1,434,928)
   Mortality reserve transfers                               --               --                --              --
   Contract withdrawals                              (4,827,978)      (3,549,358)       (5,414,976)     (5,423,628)
   Death benefits                                    (1,254,819)        (372,087)       (1,092,921)       (587,142)
   Annuity benefits                                          --             (732)               --            (200)
                                                   ------------      -----------      ------------    ------------
Increase (decrease) in net assets resulting
   from principal transactions                       (8,572,761)      (4,437,305)       (8,353,290)     (7,433,614)
                                                   ------------      -----------      ------------    ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (13,718,557)      (4,937,316)      (14,898,981)    (18,050,696)
NET ASSETS:
   Beginning of year                                 19,874,016       11,938,660        23,617,445      29,335,196
                                                   ------------      -----------      ------------    ------------
   End of year                                     $  6,155,459      $ 7,001,344      $  8,718,464    $ 11,284,500
                                                   ============      ===========      ============    ============

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                             Divisions
                                                 -------------------------------------------------------------
                                                                                     Principal
                                                                                     Mortgage    Principal SAM
                                                 Principal MidCap  Principal Money  Securities     Balanced
                                                   Stock Account   Market Account     Account      Portfolio
                                                 ----------------  ---------------  -----------  -------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $     9,287      $    (57,831)   $   364,857  $  1,306,388
   Net realized gain (loss) on investments            (964,319)               --        (40,378)   (2,372,487)
   Capital gain distributions from mutual funds         72,467                --             --     1,492,822
   Net change in unrealized appreciation
      (depreciation) of investments                  1,119,074                --        (49,987)    8,435,942
                                                   -----------      ------------    -----------  ------------
Increase (decrease) in net assets resulting
   from operations                                     236,509           (57,831)       274,492     8,862,665
                                                   -----------      ------------    -----------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           --                --             --        54,000
   Net transfers from (to) other Divisions or
      fixed rate option                             (1,321,554)        1,892,073       (298,301)   (3,934,772)
   Mortality reserve transfers                              --                --             --            --
   Contract withdrawals                               (182,882)       (3,296,498)      (942,678)  (10,490,356)
   Death benefits                                      (86,953)         (134,807)      (196,476)   (3,156,558)
   Annuity benefits                                         --                --             --            --
                                                   -----------      ------------    -----------  ------------
Increase (decrease) in net assets resulting
   from principal transactions                      (1,591,389)       (1,539,232)    (1,437,455)  (17,527,686)
                                                   -----------      ------------    -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,354,880)       (1,597,063)    (1,162,963)   (8,665,021)
NET ASSETS:
   Beginning of year                                 1,354,880         6,079,285      6,363,593    57,409,165
                                                   -----------      ------------    -----------  ------------
   End of year                                     $        --      $  4,482,222    $ 5,200,630  $ 48,744,144
                                                   ===========      ============    ===========  ============
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $     7,592      $     81,400    $   440,637  $  2,877,739
   Net realized gain (loss) on investments            (730,892)               --       (153,846)    6,978,049
   Capital gain distributions from mutual funds        699,494                --             --    13,336,719
   Net change in unrealized appreciation
      (depreciation) of investments                   (817,738)               --        (20,318)  (52,254,258)
                                                   -----------      ------------    -----------  ------------
Increase (decrease) in net assets resulting
   from operations                                    (841,544)           81,400        266,473   (29,061,751)
                                                   -----------      ------------    -----------  ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        1,350                --          1,179        21,783
   Net transfers from (to) other Divisions or
      fixed rate option                               (925,444)       15,165,854     (1,020,528)  (12,187,516)
   Mortality reserve transfers                              --                --             --            --
   Contract withdrawals                             (1,125,687)      (15,448,727)    (3,000,110)  (45,953,735)
   Death benefits                                      (72,820)         (431,057)      (822,559)   (5,329,611)
   Annuity benefits                                         --                --           (738)      (39,529)
                                                   -----------      ------------    -----------  ------------
Increase (decrease) in net assets resulting
   from principal transactions                      (2,122,601)         (713,930)    (4,842,756)  (63,488,608)
                                                   -----------      ------------    -----------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (2,964,145)         (632,530)    (4,576,283)  (92,550,359)
NET ASSETS:
   Beginning of year                                 4,319,025         6,711,815     10,939,876   149,959,524
                                                   -----------      ------------    -----------  ------------
   End of year                                     $ 1,354,880      $  6,079,285    $ 6,363,593  $ 57,409,165
                                                   ===========      ============    ===========  ============

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                               Divisions
                                                 -----------------------------------------------------------------------
                                                  Principal SAM       Principal SAM     Principal SAM    Principal SAM
                                                   Conservative       Conservative     Flexible Income  Strategic Growth
                                                 Balanced Portfolio  Growth Portfolio     Portfolio        Portfolio
                                                 ------------------  ----------------  ---------------  ----------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                     $    48,688        $  1,273,749     $    304,461      $    266,572
   Net realized gain (loss) on investments             (309,594)         (2,046,346)      (1,090,480)         (602,367)
   Capital gain distributions from mutual funds          38,753           1,936,219           82,500           156,262
   Net change in unrealized appreciation
      (depreciation) of investments                     640,204           5,421,073        2,021,618         2,526,667
                                                    -----------        ------------     ------------      ------------
Increase (decrease) in net assets resulting
   from operations                                      418,051           6,584,695        1,318,099         2,347,134
                                                    -----------        ------------     ------------      ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         2,500               4,100               --             3,609
   Net transfers from (to) other Divisions or
      fixed rate option                                (294,956)         (2,386,072)        (336,853)         (577,918)
   Mortality reserve transfers                               --                  --               --                --
   Contract withdrawals                                (300,509)         (7,002,131)      (2,049,633)       (2,174,444)
   Death benefits                                      (211,463)         (1,881,310)      (1,320,506)         (305,276)
   Annuity benefits                                          --                  --               --                --
                                                    -----------        ------------     ------------      ------------
Increase (decrease) in net assets resulting
   from principal transactions                         (804,428)        (11,265,413)      (3,706,992)       (3,054,029)
                                                    -----------        ------------     ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (386,377)         (4,680,718)      (2,388,893)         (706,895)
NET ASSETS:
   Beginning of year                                  3,199,113          39,015,361       10,047,633        12,071,632
                                                    -----------        ------------     ------------      ------------
   End of year                                      $ 2,812,736        $ 34,334,643     $  7,658,740      $ 11,364,737
                                                    ===========        ============     ============      ============
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                     $   134,864        $  1,782,070     $  1,013,879      $    558,338
   Net realized gain (loss) on investments              (19,592)          4,221,232         (316,980)          752,405
   Capital gain distributions from mutual funds         370,961           7,297,607        1,678,207         3,796,371
   Net change in unrealized appreciation
      (depreciation) of investments                  (1,608,081)        (39,376,285)      (4,915,076)      (14,930,936)
                                                    -----------        ------------     ------------      ------------
Increase (decrease) in net assets resulting
   from operations                                   (1,121,848)        (26,075,376)      (2,539,970)       (9,823,822)
                                                    -----------        ------------     ------------      ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           950               5,100               --            39,592
   Net transfers from (to) other Divisions or
      fixed rate option                                (409,739)         (9,220,095)        (339,612)       (3,109,399)
   Mortality reserve transfers                               --                  --               --                --
   Contract withdrawals                              (2,310,792)        (27,972,980)      (9,149,420)       (9,554,268)
   Death benefits                                      (251,918)         (3,225,227)      (1,539,754)         (589,248)
   Annuity benefits                                          --                  --               --                --
                                                    -----------        ------------     ------------      ------------
Increase (decrease) in net assets resulting
   from principal transactions                       (2,971,499)        (40,413,202)     (11,028,786)      (13,213,323)
                                                    -----------        ------------     ------------      ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (4,093,347)        (66,488,578)     (13,568,756)      (23,037,145)
NET ASSETS:
   Beginning of year                                  7,292,460         105,503,939       23,616,389        35,108,777
                                                    -----------        ------------     ------------      ------------
   End of year                                      $ 3,199,113        $ 39,015,361     $ 10,047,633      $ 12,071,632
                                                    ===========        ============     ============      ============

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                             Divisions
                                                 ----------------------------------------------------------------
                                                                                                     Putnam VT
                                                                                     Putnam VT     International
                                                 Principal Short-     Principal      Growth and       Growth and
                                                    Term Income    SmallCap Growth  Income Fund -   Income Fund -
                                                      Account         Account II      Class IB         Class IB
                                                 ----------------  ---------------  -------------  --------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $   139,889       $   (40,606)    $    7,557      $  (1,953)
   Net realized gain (loss) on investments             (28,028)         (363,000)      (243,901)      (146,524)
   Capital gain distributions from mutual funds             --                --             --             --
   Net change in unrealized appreciation
      (depreciation) of investments                     86,638         1,156,872        342,605        169,127
                                                   -----------       -----------     ----------      ---------
Increase (decrease) in net assets resulting
   from operations                                     198,499           753,266        106,261         20,650
                                                   -----------       -----------     ----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           50               730          3,060             --
   Net transfers from (to) other Divisions or
      fixed rate option                                 (3,266)          (74,397)       (12,879)        (4,589)
   Mortality reserve transfers                              --                --             --             --
   Contract withdrawals                               (430,786)         (320,414)      (171,190)       (59,348)
   Death benefits                                     (150,418)          (73,299)       (43,866)       (23,564)
   Annuity benefits                                         --                --             --             --
                                                   -----------       -----------     ----------      ---------
Increase (decrease) in net assets resulting
   from principal transactions                        (584,420)         (467,380)      (224,875)       (87,501)
                                                   -----------       -----------     ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (385,921)          285,886       (118,614)       (66,851)
NET ASSETS:
   Beginning of year                                 2,751,685         2,967,641        566,375        191,473
                                                   -----------       -----------     ----------      ---------
   End of year                                     $ 2,365,764       $ 3,253,527     $  447,761      $ 124,622
                                                   ===========       ===========     ==========      =========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $    63,210       $   (68,405)    $    9,753      $   1,835
   Net realized gain (loss) on investments             (35,277)         (258,872)       (65,410)       (13,083)
   Capital gain distributions from mutual funds             --                --        196,618         73,042
   Net change in unrealized appreciation
      (depreciation) of investments                    (70,467)       (2,128,574)      (602,737)      (268,914)
                                                   -----------       -----------     ----------      ---------
Increase (decrease) in net assets resulting
   from operations                                     (42,534)       (2,455,851)      (461,776)      (207,120)
                                                   -----------       -----------     ----------      ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          480                39          3,993             --
   Net transfers from (to) other Divisions or
      fixed rate option                                183,324          (302,824)       (76,261)       (18,652)
   Mortality reserve transfers                              --                --             --             --
   Contract withdrawals                             (1,359,992)         (814,219)      (363,554)      (172,020)
   Death benefits                                     (111,259)         (133,707)       (23,603)          (243)
   Annuity benefits                                         --              (209)            --             --
                                                   -----------       -----------     ----------      ---------
Increase (decrease) in net assets resulting
   from principal transactions                      (1,287,447)       (1,250,920)      (459,425)      (190,915)
                                                   -----------       -----------     ----------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS             (1,329,981)       (3,706,771)      (921,201)      (398,035)
NET ASSETS:
   Beginning of year                                 4,081,666         6,674,412      1,487,576        589,508
                                                   -----------       -----------     ----------      ---------
   End of year                                     $ 2,751,685       $ 2,967,641     $  566,375      $ 191,473
                                                   ===========       ===========     ==========      =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                  Divisions
                                                 ---------------------------------------------------------------------------
                                                                                       UIF Core Plus         UIF Emerging
                                                                     UIF Capital        Fixed Income        Markets Equity
                                                 Royce Small-Cap  Growth Portfolio  Portfolio - Class I  Portfolio - Class I
                                                    Portfolio     - Class I Shares        Shares                Shares
                                                 ---------------  ----------------  -------------------  -------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $   (5,537)      $   (34,378)        $   90,474          $   (15,114)
   Net realized gain (loss) on investments             (5,431)         (220,630)           (64,705)             (21,958)
   Capital gain distributions from mutual funds            --                --                 --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                   442,575         1,442,124             70,047              574,471
                                                   ----------       -----------         ----------          -----------
Increase (decrease) in net assets resulting
   from operations                                    431,607         1,187,116             95,816              537,399
                                                   ----------       -----------         ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          --               510                 --                  124
   Net transfers from (to) other Divisions or
      fixed rate option                                   736          (127,524)           515,748              185,275
   Mortality reserve transfers                             --                --                 --                   --
   Contract withdrawals                                    --          (315,517)          (107,706)             (77,378)
   Death benefits                                          --           (29,611)           (80,245)             (12,047)
   Annuity benefits                                        --                --                 --                   --
                                                   ----------       -----------         ----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                            736          (472,142)           327,797               95,974
                                                   ----------       -----------         ----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               432,343           714,974            423,613              633,373
NET ASSETS:
   Beginning of year                                1,247,290         2,201,010          1,101,801              906,099
                                                   ----------       -----------         ----------          -----------
   End of year                                     $1,679,633       $ 2,915,984         $1,525,414          $ 1,539,472
                                                   ==========       ===========         ==========          ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $    3,613       $   (51,603)        $   49,179          $   (26,991)
   Net realized gain (loss) on investments              4,092          (300,742)           (78,387)             269,223
   Capital gain distributions from mutual funds       130,245                --                 --              595,617
   Net change in unrealized appreciation
      (depreciation) of investments                  (616,062)       (2,243,935)          (178,739)          (2,290,183)
                                                   ----------       -----------         ----------          -----------
Increase (decrease) in net assets resulting
   from operations                                   (478,112)       (2,596,280)          (207,947)          (1,452,334)
                                                   ----------       -----------         ----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          --             1,490             21,179                6,000
   Net transfers from (to) other Divisions or
      fixed rate option                                    (4)         (172,955)          (288,521)            (203,704)
   Mortality reserve transfers                             --                --                 --                   --
   Contract withdrawals                                    --          (938,839)          (286,973)            (295,773)
   Death benefits                                     (19,951)         (126,387)          (152,412)                  --
   Annuity benefits                                        --                --                 --                   --
                                                   ----------       -----------         ----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                        (19,955)       (1,236,691)          (706,727)            (493,477)
                                                   ----------       -----------         ----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (498,067)       (3,832,971)          (914,674)          (1,945,811)
NET ASSETS:
   Beginning of year                                1,745,357         6,033,981          2,016,475            2,851,910
                                                   ----------       -----------         ----------          -----------
   End of year                                     $1,247,290       $ 2,201,010         $1,101,801          $   906,099
                                                   ==========       ===========         ==========          ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                     Divisions
                                                 ---------------------------------------------------------------------------------
                                                                                            UIF International      UIF U.S. Mid
                                                   UIF Global Value     UIF High Yield           Magnum              Cap Value
                                                 Equity Portfolio -  Portfolio - Class I  Portfolio - Class I  Portfolio - Class I
                                                    Class I Shares          Shares                Shares              Shares
                                                 ------------------  -------------------  -------------------  -------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                     $    86,998          $   101,170          $    16,856          $    (5,968)
   Net realized gain (loss) on investments             (391,524)            (122,264)            (111,987)          (1,045,363)
   Capital gain distributions from mutual funds              --                   --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                     473,020              495,756              369,820            2,247,436
                                                    -----------          -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from operations                                      168,494              474,662              274,689            1,196,105
                                                    -----------          -----------          -----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           946                   --                   20                   --
   Net transfers from (to) other Divisions or
      fixed rate option                                 (73,896)               1,620              (68,598)            (339,629)
   Mortality reserve transfers                               --                   --                   --                   --
   Contract withdrawals                                (222,373)            (294,813)            (121,980)            (624,803)
   Death benefits                                       (57,172)             (46,581)             (29,774)             (44,957)
   Annuity benefits                                          --                   --                   --                   --
                                                    -----------          -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                         (352,495)            (339,774)            (220,332)          (1,009,389)
                                                    -----------          -----------          -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                (184,001)             134,888               54,357              186,716
NET ASSETS:
   Beginning of year                                  1,816,817            1,284,056            1,179,182            4,212,539
                                                    -----------          -----------          -----------          -----------
   End of year                                      $ 1,632,816          $ 1,418,944          $ 1,233,539          $ 4,399,255
                                                    ===========          ===========          ===========          ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                     $    35,974          $   146,835          $    37,545          $   (34,232)
   Net realized gain (loss) on investments             (152,910)             (74,284)            (105,064)            (405,522)
   Capital gain distributions from mutual funds         864,032                   --              257,397            1,955,665
   Net change in unrealized appreciation
      (depreciation) of investments                  (2,185,969)            (498,506)          (1,302,363)          (4,641,225)
                                                    -----------          -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from operations                                   (1,438,873)            (425,955)          (1,112,485)          (3,125,314)
                                                    -----------          -----------          -----------          -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         1,066                1,906                4,017               10,306
   Net transfers from (to) other Divisions or
      fixed rate option                                (199,040)              57,248             (104,941)              45,215
   Mortality reserve transfers                               --                   --                   --                   --
   Contract withdrawals                                (571,257)            (644,994)            (266,026)            (879,338)
   Death benefits                                       (37,174)             (57,277)             (72,645)             (54,769)
   Annuity benefits                                          --                   --                   --                   --
                                                    -----------          -----------          -----------          -----------
Increase (decrease) in net assets resulting
   from principal transactions                         (806,405)            (643,117)            (439,595)            (878,586)
                                                    -----------          -----------          -----------          -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (2,245,278)          (1,069,072)          (1,552,080)          (4,003,900)
NET ASSETS:
   Beginning of year                                  4,062,095            2,353,128            2,731,262            8,216,439
                                                    -----------          -----------          -----------          -----------
   End of year                                      $ 1,816,817          $ 1,284,056          $ 1,179,182          $ 4,212,539
                                                    ===========          ===========          ===========          ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                    Divisions
                                                 --------------------------------------------------------------------------
                                                    UIF U.S. Real         UIF Value       VALIC Company I
                                                 Estate Portfolio -  Portfolio - Class I  Blue Chip Growth  VALIC Company I
                                                   Class I Shares          Shares               Fund        Core Value Fund
                                                 ------------------  -------------------  ----------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                     $    16,653          $    49,185          $   (145)         $    790
   Net realized gain (loss) on investments             (484,150)            (663,049)              (61)              (77)
   Capital gain distributions from mutual funds              --                   --                --                --
   Net change in unrealized appreciation
      (depreciation) of investments                     681,011            1,247,114            33,168             5,600
                                                    -----------          -----------          --------          --------
Increase (decrease) in net assets resulting
   from operations                                      213,514              633,250            32,962             6,313
                                                    -----------          -----------          --------          --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            --                  476                --                --
   Net transfers from (to) other Divisions or
      fixed rate option                                  77,422              (98,588)               (4)               --
   Mortality reserve transfers                               --                   --                --                --
   Contract withdrawals                                (190,661)            (280,419)               --                --
   Death benefits                                       (19,548)            (180,352)               --                --
   Annuity benefits                                          --                   --                --                --
                                                    -----------          -----------          --------          --------
Increase (decrease) in net assets resulting
   from principal transactions                         (132,787)            (558,883)               (4)               --
                                                    -----------          -----------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  80,727               74,367            32,958             6,313
NET ASSETS:
   Beginning of year                                  1,137,300            2,793,414            77,456            34,091
                                                    -----------          -----------          --------          --------
   End of year                                      $ 1,218,027          $ 2,867,781          $110,414          $ 40,404
                                                    ===========          ===========          ========          ========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                     $    42,877          $    93,655          $   (298)         $    972
   Net realized gain (loss) on investments               18,874             (445,927)               10               (19)
   Capital gain distributions from mutual funds         785,431              796,763                72             2,187
   Net change in unrealized appreciation
      (depreciation) of investments                  (1,617,124)          (2,357,701)          (58,523)          (21,892)
                                                    -----------          -----------          --------          --------
Increase (decrease) in net assets resulting
   from operations                                     (769,942)          (1,913,210)          (58,739)          (18,752)
                                                    -----------          -----------          --------          --------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                            20                4,135                --                --
   Net transfers from (to) other Divisions or
      fixed rate option                                (111,421)            (334,054)                4                --
   Mortality reserve transfers                               --                   --                --                --
   Contract withdrawals                                (437,270)          (1,118,337)               --                --
   Death benefits                                       (13,421)             (85,935)               --                --
   Annuity benefits                                          --                   --                --                --
                                                    -----------          -----------          --------          --------
Increase (decrease) in net assets resulting
   from principal transactions                         (562,092)          (1,534,191)                4                --
                                                    -----------          -----------          --------          --------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (1,332,034)          (3,447,401)          (58,735)          (18,752)
NET ASSETS:
   Beginning of year                                  2,469,334            6,240,815           136,191            52,843
                                                    -----------          -----------          --------          --------
   End of year                                      $ 1,137,300          $ 2,793,414          $ 77,456          $ 34,091
                                                    ===========          ===========          ========          ========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                              Divisions
                                                 ------------------------------------------------------------------
                                                 VALIC Company I  VALIC Company I  VALIC Company I  VALIC Company I
                                                  Global Social   Health Sciences   International    Mid Cap Index
                                                  Awareness Fund       Fund         Equities Fund         Fund
                                                 ---------------  ---------------  ---------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                      $    30         $   (300)        $   5,248       $     5,057
   Net realized gain (loss) on investments               (40)             (89)         (152,363)         (353,443)
   Capital gain distributions from mutual funds           --               --                --            27,861
   Net change in unrealized appreciation
      (depreciation) of investments                      599           21,526           200,306           661,358
                                                     -------         --------         ---------       -----------
Increase (decrease) in net assets resulting
   from operations                                       589           21,137            53,191           340,833
                                                     -------         --------         ---------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         --               --                --               673
   Net transfers from (to) other Divisions or
      fixed rate option                                   (3)              (3)           68,413            55,544
   Mortality reserve transfers                            --               --                --                --
   Contract withdrawals                                   (2)              --           (50,843)         (233,971)
   Death benefits                                         --               --           (15,733)          (75,175)
   Annuity benefits                                       --               --                --                --
                                                     -------         --------         ---------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                            (5)              (3)            1,837          (252,929)
                                                     -------         --------         ---------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  584           21,134            55,028            87,904
NET ASSETS:
   Beginning of year                                   1,983           68,204           274,755         1,220,138
                                                     -------         --------         ---------       -----------
   End of year                                       $ 2,567         $ 89,338         $ 329,783       $ 1,308,042
                                                     =======         ========         =========       ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                      $    21         $   (338)        $   7,977       $    (5,416)
   Net realized gain (loss) on investments               (23)             (16)           (9,824)          175,077
   Capital gain distributions from mutual funds          227            7,693            43,018           160,760
   Net change in unrealized appreciation
      (depreciation) of investments                   (1,600)         (36,378)         (282,839)       (1,240,453)
                                                     -------         --------         ---------       -----------
Increase (decrease) in net assets resulting
   from operations                                    (1,375)         (29,039)         (241,668)         (910,032)
                                                     -------         --------         ---------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         --               --                --               780
   Net transfers from (to) other Divisions or
      fixed rate option                                    1                1            21,141          (117,430)
   Mortality reserve transfers                            --               --                --                --
   Contract withdrawals                                   (2)              --          (105,085)         (832,872)
   Death benefits                                         --               --                --           (58,887)
   Annuity benefits                                       --               --                --                --
                                                     -------         --------         ---------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                            (1)               1           (83,944)       (1,008,409)
                                                     -------         --------         ---------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (1,376)         (29,038)         (325,612)       (1,918,441)
NET ASSETS:
   Beginning of year                                   3,359           97,242           600,367         3,138,579
                                                     -------         --------         ---------       -----------
   End of year                                       $ 1,983         $ 68,204         $ 274,755       $ 1,220,138
                                                     =======         ========         =========       ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                              Divisions
                                                 ------------------------------------------------------------------
                                                 VALIC Company I  VALIC Company I  VALIC Company I  VALIC Company I
                                                 Money Market I     Nasdaq-100        Science &     Small Cap Index
                                                      Fund          Index Fund     Technology Fund        Fund
                                                 ---------------  ---------------  ---------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                    $   (17,485)      $  (1,195)       $  (1,506)       $     378
   Net realized gain (loss) on investments                  --         (50,960)         (19,564)        (181,216)
   Capital gain distributions from mutual funds             --              --               --            4,922
   Net change in unrealized appreciation
      (depreciation) of investments                         --          86,883           74,411          207,921
                                                   -----------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from operations                                     (17,485)         34,728           53,341           32,005
                                                   -----------       ---------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                        7,656             750               --               --
   Net transfers from (to) other Divisions or
      fixed rate option                              3,960,152          11,405           86,414           19,872
   Mortality reserve transfers                              --              --               --               --
   Contract withdrawals                               (477,445)        (23,473)         (40,214)         (69,842)
   Death benefits                                      (36,318)             --               --           (6,221)
   Annuity benefits                                         --              --               --               --
                                                   -----------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from principal transactions                       3,454,045         (11,318)          46,200          (56,191)
                                                   -----------       ---------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS              3,436,560          23,410           99,541          (24,186)
NET ASSETS:
   Beginning of year                                 6,872,828         112,548           88,255          237,927
                                                   -----------       ---------        ---------        ---------
   End of year                                     $10,309,388       $ 135,958        $ 187,796        $ 213,741
                                                   ===========       =========        =========        =========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                    $   121,038       $  (2,269)       $  (2,264)       $     273
   Net realized gain (loss) on investments                  --             640           22,874          (24,652)
   Capital gain distributions from mutual funds             --           1,841               --           22,405
   Net change in unrealized appreciation
      (depreciation) of investments                         --        (112,840)        (120,783)        (148,199)
                                                   -----------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from operations                                     121,038        (112,628)        (100,173)        (150,173)
                                                   -----------       ---------        ---------        ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                           35              --               --               --
   Net transfers from (to) other Divisions or
      fixed rate option                                565,314         (62,987)         (49,103)          22,503
   Mortality reserve transfers                              --              --               --               --
   Contract withdrawals                             (1,310,432)        (38,076)         (27,609)        (142,148)
   Death benefits                                      (61,298)        (24,613)         (19,215)              --
   Annuity benefits                                         --              --               --               --
                                                   -----------       ---------        ---------        ---------
Increase (decrease) in net assets resulting
   from principal transactions                        (806,381)       (125,676)         (95,927)        (119,645)
                                                   -----------       ---------        ---------        ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (685,343)       (238,304)        (196,100)        (269,818)
NET ASSETS:
   Beginning of year                                 7,558,171         350,852          284,355          507,745
                                                   -----------       ---------        ---------        ---------
   End of year                                     $ 6,872,828       $ 112,548        $  88,255        $ 237,927
                                                   ===========       =========        =========        =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                           Divisions
                                                 ----------------------------------------------------------------
                                                                                    Van Kampen
                                                  VALIC Company I   Van Kampen    Corporate Bond     Van Kampen
                                                 Stock Index Fund  Comstock Fund       Fund       High Yield Fund
                                                 ----------------  -------------  --------------  ---------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                     $    18,320     $    19,924      $  5,540       $   250,465
   Net realized gain (loss) on investments             (302,629)       (243,648)       (1,013)         (519,547)
   Capital gain distributions from mutual funds          47,862              --            --                --
   Net change in unrealized appreciation
      (depreciation) of investments                     544,878         824,812        15,559         1,214,925
                                                    -----------     -----------      --------       -----------
Increase (decrease) in net assets resulting
   from operations                                      308,431         601,088        20,086           945,843
                                                    -----------     -----------      --------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         4,003              --            --             1,784
   Net transfers from (to) other Divisions or
      fixed rate option                                  98,269        (115,572)       (5,243)              937
   Mortality reserve transfers                               --              --            --                --
   Contract withdrawals                                (299,349)        (45,067)         (542)         (915,980)
   Death benefits                                       (28,310)       (160,433)           --          (271,388)
   Annuity benefits                                          --          (4,087)           --                --
                                                    -----------     -----------      --------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                         (225,387)       (325,159)       (5,785)       (1,184,647)
                                                    -----------     -----------      --------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                  83,044         275,929        14,301          (238,804)
NET ASSETS:
   Beginning of year                                  1,578,186       2,743,917       106,739         2,769,970
                                                    -----------     -----------      --------       -----------
   End of year                                      $ 1,661,230     $ 3,019,846      $121,040       $ 2,531,166
                                                    ===========     ===========      ========       ===========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                     $    17,209     $    55,849      $  6,175       $   271,313
   Net realized gain (loss) on investments               89,060         (37,213)       (4,035)         (371,304)
   Capital gain distributions from mutual funds         222,673          44,578            --                --
   Net change in unrealized appreciation
      (depreciation) of investments                  (1,510,059)     (1,771,922)      (15,899)         (820,668)
                                                    -----------     -----------      --------       -----------
Increase (decrease) in net assets resulting
   from operations                                   (1,181,117)     (1,708,708)      (13,759)         (920,659)
                                                    -----------     -----------      --------       -----------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                         4,030              --            --             1,784
   Net transfers from (to) other Divisions or
      fixed rate option                                (198,687)       (106,495)       (8,843)          (73,063)
   Mortality reserve transfers                               --              --            --                --
   Contract withdrawals                                (746,416)       (487,998)      (24,488)         (258,887)
   Death benefits                                       (99,538)        (90,715)           --          (124,864)
   Annuity benefits                                          --          (5,474)           --                --
                                                    -----------     -----------      --------       -----------
Increase (decrease) in net assets resulting
   from principal transactions                       (1,040,611)       (690,682)      (33,331)         (455,030)
                                                    -----------     -----------      --------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS              (2,221,728)     (2,399,390)      (47,090)       (1,375,689)
NET ASSETS:
   Beginning of year                                  3,799,914       5,143,307       153,829         4,145,659
                                                    -----------     -----------      --------       -----------
   End of year                                      $ 1,578,186     $ 2,743,917      $106,739       $ 2,769,970
                                                    ===========     ===========      ========       ===========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                                     Divisions
                                                 ---------------------------------------------------------------------------------
                                                                                                                  Van Kampen LIT
                                                   Van Kampen LIT        Van Kampen LIT       Van Kampen LIT        Growth and
                                                   Capital Growth          Enterprise           Government      Income Portfolio -
                                                 Portfolio - Class I  Portfolio - Class I  Portfolio - Class I        Class I
                                                 -------------------  -------------------  -------------------  ------------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                      $   (54,980)         $    50,676          $   174,549         $    350,652
   Net realized gain (loss) on investments            (1,656,287)          (4,441,005)             (28,626)            (809,084)
   Capital gain distributions from mutual funds               --                   --                   --                   --
   Net change in unrealized appreciation
      (depreciation) of investments                    3,794,081            4,361,580             (164,610)           3,069,206
                                                     -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from operations                                     2,082,814              (28,749)             (18,687)           2,610,774
                                                     -----------          -----------          -----------         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          1,041                  459                   --                1,875
   Net transfers from (to) other Divisions or
      fixed rate option                                  319,440           (4,893,885)             (58,598)            (825,294)
   Mortality reserve transfers                                --                   --                   --                   --
   Contract withdrawals                                 (406,959)          (1,073,251)            (824,842)          (2,217,288)
   Death benefits                                       (198,837)              (9,124)             (31,880)            (363,080)
   Annuity benefits                                      (22,406)                  --               (3,430)                  --
                                                     -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from principal transactions                          (307,721)          (5,975,801)            (918,750)          (3,403,787)
                                                     -----------          -----------          -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                1,775,093           (6,004,550)            (937,437)            (793,013)
NET ASSETS:
   Beginning of year                                   3,625,497            6,004,550            4,051,618           14,304,212
                                                     -----------          -----------          -----------         ------------
   End of year                                       $ 5,400,590          $        --          $ 3,114,181         $ 13,511,199
                                                     ===========          ===========          ===========         ============
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                      $   (55,948)         $   (22,170)         $   168,417         $    188,928
   Net realized gain (loss) on investments            (1,281,227)            (976,364)            (106,945)             424,405
   Capital gain distributions from mutual funds               --                   --                   --              822,168
   Net change in unrealized appreciation
      (depreciation) of investments                   (2,583,642)          (4,021,864)             (68,992)          (9,571,158)
                                                     -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from operations                                    (3,920,817)          (5,020,398)              (7,520)          (8,135,657)
                                                     -----------          -----------          -----------         ------------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                          2,428                2,872                   20               14,235
   Net transfers from (to) other Divisions or
      fixed rate option                                 (302,561)            (136,673)            (148,049)          (1,217,183)
   Mortality reserve transfers                                --                   --                   --                   --
   Contract withdrawals                                 (884,688)          (1,244,412)          (1,055,681)          (4,415,822)
   Death benefits                                       (193,431)            (204,506)            (256,527)            (557,884)
   Annuity benefits                                      (27,877)                  --               (3,485)                  --
                                                     -----------          -----------          -----------         ------------
Increase (decrease) in net assets resulting
   from principal transactions                        (1,406,129)          (1,582,719)          (1,463,722)          (6,176,654)
                                                     -----------          -----------          -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (5,326,946)          (6,603,117)          (1,471,242)         (14,312,311)
NET ASSETS:
   Beginning of year                                   8,952,443           12,607,667            5,522,860           28,616,523
                                                     -----------          -----------          -----------         ------------
   End of year                                       $ 3,625,497          $ 6,004,550          $ 4,051,618         $ 14,304,212
                                                     ===========          ===========          ===========         ============

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
FOR THE YEARS ENDED DECEMBER 31, 2009 AND 2008

                                                                Divisions
                                                   ---------------------------------
                                                     Van Kampen LIT      Van Kampen
                                                      Money Market      Money Market
                                                   Portfolio - Class I      Fund
                                                   -------------------  ------------
FOR THE YEAR ENDED DECEMBER 31, 2009
OPERATIONS:
   Net investment income (loss)                        $   (56,486)      $  (1,600)
   Net realized gain (loss) on investments                       1              --
   Capital gain distributions from mutual funds                 --              --
   Net change in unrealized appreciation
      (depreciation) of investments                             --              --
                                                       -----------       ---------
Increase (decrease) in net assets resulting
   from operations                                         (56,485)         (1,600)
                                                       -----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                              736              --
   Net transfers from (to) other Divisions or
      fixed rate option                                   (841,069)        (18,454)
   Mortality reserve transfers                                  --              --
   Contract withdrawals                                 (2,260,688)        (86,827)
   Death benefits                                         (105,814)             --
   Annuity benefits                                         (5,881)         (2,862)
                                                       -----------       ---------
Increase (decrease) in net assets resulting
   from principal transactions                          (3,212,716)       (108,143)
                                                       -----------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                 (3,269,201)       (109,743)
NET ASSETS:
   Beginning of year                                     3,269,201         236,472
                                                       -----------       ---------
   End of year                                         $        --       $ 126,729
                                                       ===========       =========
FOR THE YEAR ENDED DECEMBER 31, 2008
OPERATIONS:
   Net investment income (loss)                        $    26,995       $   2,537
   Net realized gain (loss) on investments                      --              --
   Capital gain distributions from mutual funds                 --              --
   Net change in unrealized appreciation
      (depreciation) of investments                             --              --
                                                       -----------       ---------
Increase (decrease) in net assets resulting
   from operations                                          26,995           2,537
                                                       -----------       ---------
PRINCIPAL TRANSACTIONS:
   Net contract purchase payments                               --              --
   Net transfers from (to) other Divisions or
      fixed rate option                                  1,121,886              (5)
   Mortality reserve transfers                                  --              --
   Contract withdrawals                                 (1,907,462)         (6,764)
   Death benefits                                         (110,205)             --
   Annuity benefits                                         (7,437)         (2,950)
                                                       -----------       ---------
Increase (decrease) in net assets resulting
   from principal transactions                            (903,218)         (9,719)
                                                       -----------       ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                   (876,223)         (7,182)
NET ASSETS:
   Beginning of year                                     4,145,424         243,654
                                                       -----------       ---------
   End of year                                         $ 3,269,201       $ 236,472
                                                       ===========       =========

                             See accompanying notes.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS

NOTE A - ORGANIZATION

Separate Account D (the "Separate Account") was established by American General Life Insurance Company (the "Company") on November 19, 1973 to fund variable annuity contracts issued by the Company. The following products are included in the Separate Account: GENERATIONS(TM), Platinum Investor(R), Platinum Investor(R) Immediate Variable Annuity ("Platinum Investor Immediate VA"), Select Reserve, VAriety Plus(R), WM Advantage, WM Strategic Asset Manager and other contracts. The products listed above are not available for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions" that invest in independently managed mutual fund portfolios ("Funds"). The Funds available to contract owners through the various Divisions are as follows:

                   AIM VARIABLE INSURANCE FUNDS ("AIM V.I."):
                      AIM V.I. Core Equity Fund - Series I
                  AIM V.I. International Growth Fund - Series I

                      THE ALGER PORTFOLIOS ("ALGER"): (19)
        Alger Capital Appreciation Portfolio - Class I-2 Shares (1) (20)
           Alger Mid Cap Growth Portfolio - Class I-2 Shares (1) (21)

       AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ("AMERICAN CENTURY VP"):
          American Century VP Inflation Protection Fund - Class II (1)
                    American Century VP Value Fund - Class I

                     CREDIT SUISSE TRUST ("CREDIT SUISSE"):
                 Credit Suisse U.S. Equity Flex I Portfolio (8)

                  DREYFUS INVESTMENT PORTFOLIOS ("DREYFUS IP"):
               Dreyfus IP MidCap Stock Portfolio - Initial Shares

       THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

                DREYFUS VARIABLE INVESTMENT FUND ("DREYFUS VIF"):
            Dreyfus VIF Developing Leaders Portfolio - Initial Shares
               Dreyfus VIF Quality Bond Portfolio - Initial Shares

               EVERGREEN VARIABLE ANNUITY TRUST ("EVERGREEN VA"):
           Evergreen VA Diversified Income Builder Fund - Class 1 (1)
                     Evergreen VA High Income Fund - Class 1

          FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"):
           Fidelity(R) VIP Asset Manager(SM) Portfolio - Initial Class
          Fidelity(R) VIP Asset Manager(SM) Portfolio - Service Class 2
            Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
            Fidelity(R) VIP Equity-Income Portfolio - Service Class 2 Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2 (1) Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2 (1)
               Fidelity(R) VIP Growth Portfolio - Service Class 2 Fidelity(R) VIP Index 500 Portfolio - Initial Class
             Fidelity(R) VIP Mid Cap Portfolio - Service Class 2 (1)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

    FIDELITY(R) VARIABLE INSURANCE PRODUCTS ("FIDELITY(R) VIP"): - CONTINUED
               Fidelity(R) VIP Overseas Portfolio - Initial Class

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("FRANKLIN TEMPLETON"):
    Franklin Templeton Franklin Small Cap Value Securities Fund - Class 2 (1)
         Franklin Templeton Franklin U.S. Government Fund - Class 2 (1) Franklin Templeton Mutual Shares Securities Fund - Class 2 (1) Franklin Templeton Templeton Foreign Securities Fund - Class 2
       Franklin Templeton Templeton Global Asset Allocation Fund - Class 2

          GOLDMAN SACHS VARIABLE INSURANCE TRUST ("GOLDMAN SACHS VIT"):
        Goldman Sachs VIT Capital Growth Fund - Institutional Shares (9)

                       JANUS ASPEN SERIES ("JANUS ASPEN"):
             Janus Aspen Enterprise Portfolio - Service Shares (10)
              Janus Aspen Overseas Portfolio - Service Shares (11)
              Janus Aspen Worldwide Portfolio - Service Shares (12)

                            JPMORGAN INSURANCE TRUST:
         JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 (6)

               MFS(R) VARIABLE INSURANCE TRUST(SM) ("MFS(R) VIT"):
                  MFS(R) VIT Core Equity Series - Initial Class
                  MFS(R) VIT Growth Series - Initial Class (2)
                 MFS(R) VIT New Discovery Series - Initial Class
                   MFS(R) VIT Research Series - Initial Class

      NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("NEUBERGER BERMAN AMT"):
                Neuberger Berman AMT Balanced Portfolio - Class I
             Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
              Neuberger Berman AMT Partners Portfolio - Class I (1)

               OPPENHEIMER VARIABLE ACCOUNT FUNDS ("OPPENHEIMER"):
              Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
         Oppenheimer Global Securities Fund/VA - Non-Service Shares (1)

                  PIMCO VARIABLE INSURANCE TRUST ("PIMCO VIT"):
   PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class (1)
             PIMCO VIT Real Return Portfolio - Administrative Class
              PIMCO VIT Short-Term Portfolio - Administrative Class
             PIMCO VIT Total Return Portfolio - Administrative Class

                  PIONEER VARIABLE CONTRACTS TRUST ("PIONEER"):
                      Pioneer Fund VCT Portfolio - Class I
              Pioneer Growth Opportunities VCT Portfolio - Class I
                Pioneer Mid Cap Value VCT Portfolio - Class I (1)

             PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. ("PRINCIPAL"):
                   Principal Capital Appreciation Account (18)
                   Principal Diversified International Account
                      Principal Equity Income Account (13)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

       PRINCIPAL VARIABLE CONTRACTS FUNDS, INC. ("PRINCIPAL"): - CONTINUED
                            Principal Income Account
                    Principal LargeCap Blend Account II (14)
                     Principal LargeCap Growth Account (15)
                       Principal MidCap Stock Account (23)
                         Principal Money Market Account
                      Principal Mortgage Securities Account
                        Principal SAM Balanced Portfolio
                  Principal SAM Conservative Balanced Portfolio
                   Principal SAM Conservative Growth Portfolio
                     Principal SAM Flexible Income Portfolio
                    Principal SAM Strategic Growth Portfolio
                       Principal Short-Term Income Account
                    Principal SmallCap Growth Account II (16)

                      PUTNAM VARIABLE TRUST ("PUTNAM VT"):
                Putnam VT Diversified Income Fund - Class IB (1)
                   Putnam VT Growth and Income Fund - Class IB
            Putnam VT International Growth and Income Fund - Class IB

                               ROYCE CAPITAL FUND:
                            Royce Small-Cap Portfolio

                     SUNAMERICA SERIES TRUST ("SUNAMERICA"):
              SunAmerica Aggressive Growth Portfolio - Class 1 (1)
                   SunAmerica Balanced Portfolio - Class 1 (1)

                THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ("UIF"):
                UIF Capital Growth Portfolio - Class I Shares (3)
              UIF Core Plus Fixed Income Portfolio - Class I Shares
             UIF Emerging Markets Equity Portfolio - Class I Shares
               UIF Global Value Equity Portfolio - Class I Shares
                    UIF High Yield Portfolio - Class I Shares
               UIF International Magnum Portfolio - Class I Shares
                UIF U.S. Mid Cap Value Portfolio - Class I Shares
                 UIF U.S. Real Estate Portfolio - Class I Shares
                      UIF Value Portfolio - Class I Shares

                             VALIC COMPANY I : (17)
                   VALIC Company I Blue Chip Growth Fund (17)
                      VALIC Company I Core Value Fund (17)
             VALIC Company I Global Social Awareness Fund (17) (22)
                    VALIC Company I Health Sciences Fund (17)
                VALIC Company I International Equities Fund (17)
                     VALIC Company I Mid Cap Index Fund (17)
                    VALIC Company I Money Market I Fund (17)
                  VALIC Company I Nasdaq-100(R) Index Fund (17)
                 VALIC Company I Science & Technology Fund (17)
                    VALIC Company I Small Cap Index Fund (17)
                      VALIC Company I Stock Index Fund (17)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

                     VAN KAMPEN MUTUAL FUNDS ("VAN KAMPEN"):
                            Van Kampen Comstock Fund
                         Van Kampen Corporate Bond Fund
                           Van Kampen High Yield Fund
                        Van Kampen Money Market Fund (5)

              VAN KAMPEN LIFE INVESTMENT TRUST ("VAN KAMPEN LIT"):
              Van Kampen LIT Capital Growth Portfolio - Class I (4)
                Van Kampen LIT Enterprise Portfolio - Class I (7)
                  Van Kampen LIT Government Portfolio - Class I
              Van Kampen LIT Growth and Income Portfolio - Class I
              Van Kampen LIT Money Market Portfolio - Class I (24)

            VANGUARD(R) VARIABLE INSURANCE FUND ("VANGUARD(R) VIF"):
                   Vanguard VIF High Yield Bond Portfolio (1)
                      Vanguard VIF REIT Index Portfolio (1)

(1)  Divisions had no activity in current year.

(2) Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.

(3) Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

(4) Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.

(5) Effective January 20, 2009, Van Kampen Reserve Fund changed its name to Van Kampen Money Market Fund.

(6) Effective April 24, 2009, J.P. Morgan Series Trust II Small Company Portfolio was acquired by JPMorgan Insurance Trust Small Cap Equity Portfolio - Class 1, which subsequently changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.

(7) Effective April 24, 2009, Van Kampen LIT Enterprise Portfolio - Class I was closed and liquidated.

(8) Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.

(9) Effective May 1, 2009, Goldman Sachs VIT Capital Growth Fund - Institutional Shares is not available for new investments in existing contracts.

(10) Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares.

(11) Effective May 1, 2009, Janus Aspen International Growth Portfolio - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service Shares.

(12) Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio - Service Shares changed its name to Janus Aspen Worldwide Portfolio - Service Shares.

(13) Effective May 1, 2009, Principal Equity Income Account I changed its name to Principal Equity Income Account.

(14) Effective May 1, 2009, Principal LargeCap Blend Account changed its name to Principal LargeCap Blend Account II.

(15) Effective May 1, 2009, Principal Growth Account changed its name to Principal LargeCap Growth Account.

(16) Effective May 1, 2009, Principal SmallCap Growth Account changed its name to Principal SmallCap Growth Account II.

(17) Effective May 1, 2009, AIG Retirement Company I changed its name to VALIC Company I. Previously, effective May 1, 2008 VALIC Company I changed its name to AIG Retirement Company I.

(18) Effective June 30, 2009, Principal West Coast Equity Account changed its name to Principal Capital Appreciation Account.

(19) Effective September 23, 2009, The Alger American Fund changed its name to The Alger Portfolios.

(20) Effective September 23, 2009, Alger American Capital Appreciation Portfolio
     - Class O Shares changed its name to Alger Capital Appreciation Portfolio - Class I-2 Shares. Previously, effective May 1, 2008, Alger American Leveraged AllCap Portfolio - Class O Shares changed its name to Alger American Capital Appreciation Portfolio - Class O Shares.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE A - ORGANIZATION - CONTINUED

(21) Effective September 23, 2009, Alger American MidCap Growth Portfolio - Class O Shares changed its name to Alger Mid Cap Growth Portfolio - Class I-2 Shares.

(22) Effective October 1, 2009, VALIC Company I Social Awareness Fund changed its name to VALIC Company I Global Social Awareness Fund.

(23) Effective October 23, 2009, the Principal MidCap Stock Account was closed and is no longer available as an investment option in the contracts.

(24) Effective December 18, 2009, Van Kampen LIT Money Market Portfolio was closed and liquidated.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, contract owners may allocate funds to a fixed account that is part of the Company's general account. Contract owners should refer to the appropriate contract prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net purchases from the contracts are allocated to the Divisions and invested in the Funds in accordance with contract owner instructions. Net purchases are recorded as principal transactions in the Statement of Changes in Net Assets.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

RECENT ACCOUNTING PRONOUNCEMENTS - In June 2009, the FASB issued the FASB Accounting Standards Codification (Codification). The Codification will become the single source for all authoritative GAAP recognized by the FASB to be applied for financial statements issued for periods ending after September 15, 2009. The Codification does not change GAAP and will not have an affect on the Statement of Assets and Liabilities, Schedule of Portfolio Investments, Statement of Operations, and Statement of Changes in Net Assets.

FAIR VALUE MEASUREMENTS - In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted the standard on January 1, 2008, its required effective date. Since that date, assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Level 1 - Fair value measurements determined by quoted prices in active markets for identical investments. The Separate Account does not adjust the quoted price for such instruments. Level 1 assets and liabilities include government and agency securities, actively traded listed common stocks, most separate account assets and most mutual funds.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION - CONTINUED

Level 2 - Fair value measurements based on observable inputs other than quoted prices included in Level 1, inputs such as quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. Level 2 assets and liabilities typically include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, mutual fund and derivative contracts.

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Level 3 assets and liabilities principally include fixed maturities.

The Separate Account assets measured at fair value as of December 31, 2009 consist of investments in mutual funds that trade daily and are measured at fair value using end of day net asset values per share as determined by the Funds. As all assets of the account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) is presented. See Note E - Investments for the table presenting information about assets measured at fair value at December 31, 2009.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

ANNUITY RESERVES - For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. The assumed interest rate used to determine annuity payments is 3.5% for all contracts except "deferred load" contracts and contracts issued prior to January 1, 1982, which have an assumed interest rate of 3.0%.

At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, the Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the Company. If there are transfers between the Company and the Account they will be disclosed as mortality reserve transfers in the Statement of Changes in Net Assets under principle transactions.

Annuity reserves are calculated according to the Progressive Annuity Table, 1983(a) Individual Mortality Table, or the Annuity 2000 Mortality Table, depending on the calendar year of annuitization.

FEDERAL INCOME TAXES - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

ACCUMULATION UNIT - This is a measuring unit used to calculate the contract owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE C - CONTRACT CHARGES

PREMIUM TAXES - The Company will deduct premium taxes imposed by certain states from purchase payments when received; from the owner's account value at the time annuity payments begin; from the amount of any partial withdrawal; or from proceeds payable upon termination of the certificate for any other reason, including death of the owner or annuitant, or surrender of the certificate. The applicable rates currently range from 0% to 3.5%. The rates are subject to change.

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGES - Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. An annual maintenance charge may be imposed on the last day of each contract year during the accumulation period for administrative expenses with respect to each contract. The annual maintenance charge is paid by redemption of units outstanding. The annual maintenance charge is included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions. A summary of these charges by contract follows:

                                                MORTALITY AND
                                               EXPENSE RISK AND       ANNUAL
                                            ADMINISTRATIVE CHARGES  MAINTENANCE
CONTRACTS                                        ANNUAL RATES         CHARGE
------------------------------------------  ----------------------  -----------
GENERATIONS(TM)                                      1.40%              $30
Platinum Investor(R)                                 1.35%              N/A
Platinum Investor Immediate VA                       0.55%              N/A
Select Reserve                                       0.40%              N/A
VAriety Plus(R)                                      1.55%              $36
WM Advantage                                         1.40%              N/A
WM Strategic Asset Manager                           1.40%              $35
Other Separate Account D Contracts
   (deferred load)                                   1.25%              $30
Other Separate Account D Contracts (issued
   prior to Jan. 1, 1982)                            0.75%              N/A

CONTRACT FEE AND SALES CHARGE - The Platinum Investor Immediate VA allows the Company to charge a one time contract fee of $100 to cover administrative cost of issuing the contract. The Company may deduct a sales charge to cover sales expenses, including commissions under the Platinum Investor Immediate VA and Other Separate Account D Contracts (issued prior to Jan. 1, 1982). The contract fee and sales charge are deducted from the purchase payments.

TRANSFER CHARGES - The Company reserves the right to charge a $25 transfer fee for each transfer in excess of 12 during the contract year. The transfer fee is paid by redemption of units outstanding. Transfer requests are subject to the Company's published rules concerning market timing. A contract owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statement of Changes in Net Assets under principal transactions.

SURRENDER CHARGE - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The surrender charge reimburses the Company for part of our expenses in distribution of the contracts. The surrender charge is paid by redemption of units outstanding. The surrender charges are included with contract withdrawals in the Statement of Changes in Net Assets under principal transactions.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                     Cost of    Proceeds
Divisions                                                           Purchases  from Sales
------------------------------------------------------------------- ---------- -----------
AIM V.I. Core Equity Fund - Series I                                $   37,571 $   421,410
AIM V.I. International Growth Fund - Series I                            7,667     143,581
American Century VP Value Fund - Class I                                34,574     197,996
Credit Suisse U.S. Equity Flex I Portfolio                               1,407      56,456
Dreyfus IP MidCap Stock Portfolio - Initial Shares                       2,689      39,724
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares      4,510     106,433
Dreyfus VIF Developing Leaders Portfolio - Initial Shares               32,014     161,006
Dreyfus VIF Quality Bond Portfolio - Initial Shares                     79,908     409,331
Evergreen VA High Income Fund - Class 1                                597,529      32,210
Fidelity VIP Asset Manager Portfolio - Initial Class                     3,050       1,946
Fidelity VIP Asset Manager Portfolio - Service Class 2                  26,710      65,286
Fidelity VIP Contrafund Portfolio - Service Class 2                     17,710     256,920
Fidelity VIP Equity-Income Portfolio - Service Class 2                  19,503     181,778
Fidelity VIP Growth Portfolio - Service Class 2                          1,224     132,648
Fidelity VIP Index 500 Portfolio - Initial Class                        14,040       1,131
Fidelity VIP Overseas Portfolio - Initial Class                            637         861
Franklin Templeton Templeton Foreign Securities Fund - Class 2          20,266     127,161
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2     24,912     154,321
Goldman Sachs VIT Capital Growth Fund - Institutional Shares               182       1,533
Janus Aspen Enterprise Portfolio - Service Shares                        1,935     102,027
Janus Aspen Overseas Portfolio - Service Shares                         13,206     100,195
Janus Aspen Worldwide Portfolio - Service Shares                         1,015      35,945
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1              4,100      30,493
MFS VIT Core Equity Series - Initial Class                               5,963      66,069
MFS VIT Growth Series - Initial Class                                    7,278     238,905
MFS VIT New Discovery Series - Initial Class                                38      55,182
MFS VIT Research Series - Initial Class                                  1,846      49,200
Neuberger Berman AMT Balanced Portfolio - Class I                          234         111
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I                     99      53,244
PIMCO VIT Real Return Portfolio - Administrative Class                  64,161     372,807
PIMCO VIT Short-Term Portfolio - Administrative Class                  113,374     162,470
PIMCO VIT Total Return Portfolio - Administrative Class                114,439     386,742
Pioneer Fund VCT Portfolio - Class I                                     5,002      43,295
Pioneer Growth Opportunities VCT Portfolio - Class I                    15,957     136,719
Principal Capital Appreciation Account                                 281,345   1,740,994
Principal Diversified International Account                            253,326     537,759
Principal Equity Income Account                                        403,756   1,707,385
Principal Income Account                                               844,906   1,941,004
Principal LargeCap Blend Account II                                    245,600   1,981,334
Principal LargeCap Growth Account                                      118,963   2,354,295
Principal MidCap Stock Account                                          97,758   1,607,391
Principal Money Market Account                                       2,495,927   4,090,339
Principal Mortgage Securities Account                                  535,973   1,608,570
Principal SAM Balanced Portfolio                                     3,518,423  18,246,898
Principal SAM Conservative Balanced Portfolio                          380,904   1,097,891

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE D - SECURITY PURCHASES AND SALES - CONTINUED

For the year ended December 31, 2009, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                           Cost of    Proceeds
Divisions                                                 Purchases  from Sales
--------------------------------------------------------- ---------- -----------
Principal SAM Conservative Growth Portfolio               $3,732,386 $11,787,831
Principal SAM Flexible Income Portfolio                      709,772   4,029,804
Principal SAM Strategic Growth Portfolio                     696,209   3,327,404
Principal Short-Term Income Account                          273,583     718,114
Principal SmallCap Growth Account II                         162,486     670,471
Putnam VT Growth and Income Fund - Class IB                   17,270     234,588
Putnam VT International Growth and Income Fund - Class IB      9,475      98,929
Royce Small-Cap Portfolio                                     14,632      19,434
UIF Capital Growth Portfolio - Class I Shares                 28,059     534,578
UIF Core Plus Fixed Income Portfolio - Class I Shares        855,492     437,223
UIF Emerging Markets Equity Portfolio - Class I Shares       223,196     142,336
UIF Global Value Equity Portfolio - Class I Shares           210,322     475,819
UIF High Yield Portfolio - Class I Shares                    179,435     418,039
UIF International Magnum Portfolio - Class I Shares           69,754     273,230
UIF U.S. Mid Cap Value Portfolio - Class I Shares            212,846   1,228,203
UIF U.S. Real Estate Portfolio - Class I Shares              126,393     242,528
UIF Value Portfolio - Class I Shares                         127,297     636,996
VALIC Company I Blue Chip Growth Fund                            220         368
VALIC Company I Core Value Fund                                  928         141
VALIC Company I Global Social Awareness Fund                      63          40
VALIC Company I Health Sciences Fund                              --         303
VALIC Company I International Equities Fund                  153,183     146,096
VALIC Company I Mid Cap Index Fund                           237,009     457,018
VALIC Company I Money Market I Fund                        4,826,452   1,389,891
VALIC Company I Nasdaq-100 Index Fund                        106,369     118,882
VALIC Company I Science & Technology Fund                    235,516     190,824
VALIC Company I Small Cap Index Fund                         140,306     191,197
VALIC Company I Stock Index Fund                             273,566     432,771
Van Kampen Comstock Fund                                      39,226     344,460
Van Kampen Corporate Bond Fund                                 6,374       6,619
Van Kampen High Yield Fund                                   271,796   1,205,976
Van Kampen LIT Capital Growth Portfolio - Class I            700,269   1,062,971
Van Kampen LIT Enterprise Portfolio - Class I                 72,770   5,997,895
Van Kampen LIT Government Portfolio - Class I                478,563   1,222,766
Van Kampen LIT Growth and Income Portfolio - Class I       1,298,954   4,352,091
Van Kampen LIT Money Market Portfolio - Class I            4,379,336   7,648,537
Van Kampen Money Market Fund                                      23     109,766

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS

The following is a summary of fund shares owned as of December 31, 2009.

                                                                       Net Asset Value Value of Shares Cost of Shares
Divisions                                                     Shares      Per Share     at Fair Value       Held      Level (a)
------------------------------------------------------------ --------- --------------- --------------- -------------- ---------
AIM V.I. Core Equity Fund - Series I                            47,511     $ 24.92        $1,183,972     $ 1,183,823      1
AIM V.I. International Growth Fund - Series I                   19,838       26.01           515,992         505,164      1
American Century VP Value Fund - Class I                        73,469        5.28           387,915         491,284      1
Credit Suisse U.S. Equity Flex I Portfolio                       5,551       12.47            69,224          82,148      1
Dreyfus IP MidCap Stock Portfolio - Initial Shares              18,718       10.46           195,795         282,865      1
The Dreyfus Socially Responsible Growth Fund, Inc. -
   Initial Shares                                               17,219       26.26           452,167         417,965      1
Dreyfus VIF Developing Leaders Portfolio - Initial Shares       23,152       23.49           543,841         832,727      1
Dreyfus VIF Quality Bond Portfolio - Initial Shares            115,440       11.08         1,279,072       1,285,078      1
Evergreen VA High Income Fund - Class 1                        770,734        8.67         6,682,262       7,241,641      1
Fidelity VIP Asset Manager Portfolio - Initial Class            10,244       13.00           133,178         145,195      1
Fidelity VIP Asset Manager Portfolio - Service Class 2          13,421       12.79           171,649         181,108      1
Fidelity VIP Contrafund Portfolio - Service Class 2             33,458       20.29           678,860         920,316      1
Fidelity VIP Equity-Income Portfolio - Service Class 2          36,659       16.57           607,442         868,507      1
Fidelity VIP Growth Portfolio - Service Class 2                 11,523       29.75           342,819         373,873      1
Fidelity VIP Index 500 Portfolio - Initial Class                   444      119.62            53,098          50,078      1
Fidelity VIP Overseas Portfolio - Initial Class                  1,948       15.05            29,315          33,791      1
Franklin Templeton Templeton Foreign Securities
   Fund - Class 2                                               14,500       13.45           195,022         235,977      1
Franklin Templeton Templeton Global Asset Allocation
   Fund - Class 2                                               20,710        9.16           189,704         224,758      1
Goldman Sachs VIT Capital Growth Fund - Institutional Shares     4,233       10.89            46,093          39,916      1
Janus Aspen Enterprise Portfolio - Service Shares                6,157       29.90           184,096         151,363      1
Janus Aspen Overseas Portfolio - Service Shares                  5,610       45.08           252,884         260,288      1
Janus Aspen Worldwide Portfolio - Service Shares                 3,105       25.93            80,518          78,211      1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1      9,314       11.76           109,538         150,678      1
MFS VIT Core Equity Series - Initial Class                      18,807       13.49           253,709         222,221      1
MFS VIT Growth Series - Initial Class                           40,225       21.43           862,023         606,978      1
MFS VIT New Discovery Series - Initial Class                     7,790       13.43           104,619         113,541      1
MFS VIT Research Series - Initial Class                          7,239       16.57           119,949         107,897      1
Neuberger Berman AMT Balanced Portfolio - Class I                  873        9.00             7,860           7,964      1
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I          6,015       21.24           127,761         124,318      1
PIMCO VIT Real Return Portfolio - Administrative Class          52,885       12.44           657,887         659,038      1
PIMCO VIT Short-Term Portfolio - Administrative Class           25,072       10.07           252,475         251,177      1
PIMCO VIT Total Return Portfolio - Administrative Class         69,740       10.82           754,584         715,162      1
Pioneer Fund VCT Portfolio - Class I                            13,251       19.60           259,721         274,496      1
Pioneer Growth Opportunities VCT Portfolio - Class I            21,505       19.14           411,611         487,529      1
Principal Capital Appreciation Account                         254,017       19.23         4,884,749       5,471,304      1
Principal Diversified International Account                    300,771       11.24         3,380,670       5,586,699      1
Principal Equity Income Account                                409,652       13.15         5,386,923       7,056,055      1
Principal Income Account                                       634,733        9.97         6,328,286       6,519,248      1
Principal LargeCap Blend Account II                          1,430,061        6.21         8,880,678      12,333,897      1
Principal LargeCap Growth Account                              898,849       12.78        11,487,293      13,028,880      1
Principal Money Market Account                               4,482,222        1.00         4,482,222       4,482,222      1
Principal Mortgage Securities Account                          516,448       10.07         5,200,630       5,289,445      1
Principal SAM Balanced Portfolio                             3,550,193       13.73        48,744,144      54,913,342      1
Principal SAM Conservative Balanced Portfolio                  257,106       10.94         2,812,736       2,965,195      1
Principal SAM Conservative Growth Portfolio                  2,488,018       13.80        34,334,643      38,479,662      1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE E - INVESTMENTS - CONTINUED

The following is a summary of fund shares owned as of December 31, 2009.

                                                                     Net Asset Value Value of Shares Cost of Shares
Divisions                                                   Shares      Per Share     at Fair Value       Held      Level (a)
--------------------------------------------------------- ---------- --------------- --------------- -------------- ---------
Principal SAM Flexible Income Portfolio                      640,899      $11.95       $ 7,658,740     $ 8,317,077      1
Principal SAM Strategic Growth Portfolio                     766,334       14.83        11,364,737      12,912,796      1
Principal Short-Term Income Account                          961,693        2.46         2,365,764       2,410,745      1
Principal SmallCap Growth Account II                         369,719        8.80         3,253,528       3,857,205      1
Putnam VT Growth and Income Fund - Class IB                   31,094       14.40           447,761         633,762      1
Putnam VT International Growth and Income Fund - Class IB     13,832        9.01           124,622         180,559      1
Royce Small-Cap Portfolio                                    193,506        8.68         1,679,633       1,512,300      1
UIF Capital Growth Portfolio - Class I Shares                172,850       16.87         2,915,984       2,325,497      1
UIF Core Plus Fixed Income Portfolio - Class I Shares        153,617        9.93         1,525,414       1,591,344      1
UIF Emerging Markets Equity Portfolio - Class I Shares       118,330       13.01         1,539,472       1,902,520      1
UIF Global Value Equity Portfolio - Class I Shares           225,527        7.24         1,632,816       2,595,383      1
UIF High Yield Portfolio - Class I Shares                    120,351       11.79         1,418,943       1,447,525      1
UIF International Magnum Portfolio - Class I Shares          140,016        8.81         1,233,540       1,664,927      1
UIF U.S. Mid Cap Value Portfolio - Class I Shares            416,596       10.56         4,399,255       5,398,320      1
UIF U.S. Real Estate Portfolio - Class I Shares              120,003       10.15         1,218,027       1,789,419      1
UIF Value Portfolio - Class I Shares                         339,382        8.45         2,867,780       3,912,440      1
VALIC Company I Blue Chip Growth Fund                         12,309        8.97           110,414         115,375      1
VALIC Company I Core Value Fund                                5,330        7.58            40,404          55,976      1
VALIC Company I Global Social Awareness Fund                     192       13.37             2,567           3,922      1
VALIC Company I Health Sciences Fund                           9,774        9.14            89,338          98,870      1
VALIC Company I International Equities Fund                   54,330        6.07           329,785         348,022      1
VALIC Company I Mid Cap Index Fund                            79,710       16.41         1,308,044       1,499,450      1
VALIC Company I Money Market I Fund                       10,309,389        1.00        10,309,389      10,309,389      1
VALIC Company I Nasdaq-100 Index Fund                         26,976        5.04           135,957         113,349      1
VALIC Company I Science & Technology Fund                     14,303       13.13           187,795         170,697      1
VALIC Company I Small Cap Index Fund                          18,684       11.44           213,742         174,411      1
VALIC Company I Stock Index Fund                              74,528       22.29         1,661,231       2,114,748      1
Van Kampen Comstock Fund                                     218,671       13.81         3,019,846       3,488,259      1
Van Kampen Corporate Bond Fund                                18,593        6.51           121,040         121,075      1
Van Kampen High Yield Fund                                   269,847        9.38         2,531,166       2,716,843      1
Van Kampen LIT Capital Growth Portfolio - Class I            190,363       28.37         5,400,590       5,291,229      1
Van Kampen LIT Government Portfolio - Class I                355,095        8.77         3,114,179       3,238,625      1
Van Kampen LIT Growth and Income Portfolio - Class I         825,363       16.37        13,511,199      14,142,952      1
Van Kampen Money Market Fund                                 126,729        1.00           126,729         126,729      1

(a) Represents the level within the fair value hierarchy under which the portfolio is classified as described in Note B to the financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS

Summary of Changes in Units for the year ended December 31, 2009.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                   6       (46,746)          --            --        (46,740)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  10       (12,671)          --            --        (12,661)
American Century VP Value Fund - Class I
   Platinum Investor                                                  83       (15,371)          --            --        (15,288)
Credit Suisse U.S. Equity Flex I Portfolio
   Platinum Investor                                                 138        (9,557)          --            --         (9,419)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  --        (4,058)          --            --         (4,058)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
   Shares
   Platinum Investor                                                  --       (17,467)          --            --        (17,467)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 507       (16,813)          --            --        (16,306)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                  11       (27,535)          --            --        (27,524)
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                     --        (1,375)          --            --         (1,375)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       --           (50)          --            --            (50)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                 534        (4,329)          --            --         (3,795)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 590       (24,708)          --            --        (24,118)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  35       (20,815)          --            --        (20,780)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  54       (26,655)          --            --        (26,601)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                    6,320          (212)          --            --          6,108
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       --          (221)          --            --           (221)
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  13       (13,310)          --            --        (13,297)
Franklin Templeton Templeton Global Asset Allocation Fund -
   Class 2
   Platinum Investor                                                  --       (11,863)          --            --        (11,863)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                  --          (115)          --            --           (115)
Janus Aspen Enterprise Portfolio - Service Shares
   Platinum Investor                                                  64       (19,255)          --            --        (19,191)
Janus Aspen Overseas Portfolio - Service Shares
   Platinum Investor                                                 559        (7,882)          --            --         (7,323)
Janus Aspen Worldwide Portfolio - Service Shares
   Platinum Investor                                                  14        (6,998)          --            --         (6,984)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor                                                  52         (3,411)         --            --          (3,359)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                 362        (11,749)         --            --         (11,387)
MFS VIT Growth Series - Initial Class
   Platinum Investor                                                  40        (30,382)         --            --         (30,342)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  --         (6,973)         --            --          (6,973)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  --         (7,381)         --            --          (7,381)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                       --             (1)         --            --              (1)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                 136         (9,152)         --            --          (9,016)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                 421        (22,490)         --            --         (22,069)
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                               8,255        (12,837)         --            --          (4,582)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                               1,149        (22,659)         --            --         (21,510)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   7         (4,594)         --            --          (4,587)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                 255        (16,350)         --            --         (16,095)
Principal Capital Appreciation Account
   WM Advantage                                                       --        (98,897)         --            --         (98,897)
   WM Strategic Asset Manager                                      1,503       (157,233)         --            --        (155,730)
Principal Diversified International Account
   WM Advantage                                                       --       (252,814)         --            --        (252,814)
   WM Strategic Asset Manager                                      6,899        (25,104)         --            --         (18,205)
Principal Equity Income Account
   WM Advantage                                                       --       (120,148)         --            --        (120,148)
   WM Strategic Asset Manager                                         --       (203,184)         --            --        (203,184)
Principal Income Account
   WM Advantage                                                       --       (464,429)         --            --        (464,429)
   WM Strategic Asset Manager                                         --        (96,166)         --            --         (96,166)
Principal LargeCap Blend Account II
   WM Advantage                                                       26       (421,996)         --            --        (421,970)
   WM Strategic Asset Manager                                        241       (213,783)         --            --        (213,542)
Principal LargeCap Growth Account
   WM Advantage                                                      834       (569,799)         --            --        (568,965)
   WM Strategic Asset Manager                                        902       (189,597)         --            --        (188,695)
Principal MidCap Stock Account
   WM Advantage                                                       --       (161,979)         --            --        (161,979)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Principal MidCap Stock Account - Continued
   WM Strategic Asset Manager                                          --       (173,791)        --            --         (173,791)
Principal Money Market Account
   WM Advantage                                                    18,869       (423,713)        --            --         (404,844)
   WM Strategic Asset Manager                                     300,823       (457,871)        --            --         (157,048)
Principal Mortgage Securities Account
   WM Advantage                                                        --       (404,678)        --            --         (404,678)
   WM Strategic Asset Manager                                          --        (92,242)        --            --          (92,242)
Principal SAM Balanced Portfolio
   WM Advantage                                                        --     (1,105,731)        --            --       (1,105,731)
   WM Strategic Asset Manager                                       7,376     (2,087,911)        --            --       (2,080,535)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                        --         (7,732)        --            --           (7,732)
   WM Strategic Asset Manager                                         355       (137,809)        --            --         (137,454)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                        --     (2,488,634)        --            --       (2,488,634)
   WM Strategic Asset Manager                                         555     (1,155,935)        --            --       (1,155,380)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                        --       (151,000)        --            --         (151,000)
   WM Strategic Asset Manager                                          --       (462,848)        --            --         (462,848)
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                        --        (64,485)        --            --          (64,485)
   WM Strategic Asset Manager                                         512       (388,940)        --            --         (388,428)
Principal Short-Term Income Account
   WM Advantage                                                        33       (277,245)        --            --         (277,212)
   WM Strategic Asset Manager                                      11,017        (32,554)        --            --          (21,537)
Principal SmallCap Growth Account II
   WM Advantage                                                        26       (302,969)        --            --         (302,943)
   WM Strategic Asset Manager                                         307        (25,126)        --            --          (24,819)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                  515        (32,261)        --            --          (31,746)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                   --        (10,257)        --            --          (10,257)
Royce Small-Cap Portfolio
   Select Reserve                                                      --             --         --            --               --
UIF Capital Growth Portfolio - Class I Shares
   GENERATIONS                                                         --        (77,443)        --            --          (77,443)
   Platinum Investor                                                   66         (6,570)        --            --           (6,504)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                     67,877        (24,780)        --            --           43,097
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                     16,140        (14,043)        --            --            2,097
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                        153        (63,198)        --            --          (63,045)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                         --       (51,319)         --           --          (51,319)
   Platinum Investor                                                2,868        (3,677)         --           --             (809)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                          4       (48,787)         --           --          (48,783)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         --      (119,318)         --           --         (119,318)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                      5,354       (17,640)         --           --          (12,286)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         82      (100,518)         --           --         (100,436)
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                      --            --          --           --               --
VALIC Company I Core Value Fund
   Select Reserve                                                      --            --          --           --               --
VALIC Company I Global Social Awareness Fund
   VAriety Plus                                                        --            (1)         --           --               (1)
VALIC Company I Health Sciences Fund
   Select Reserve                                                      --            --          --           --               --
VALIC Company I International Equities Fund
   GENERATIONS                                                      4,391            --          --           --            4,391
   Other Contracts (Deferred Load, Non-Qualified)                     871            --          --           --              871
   Platinum Investor                                                1,124        (6,667)         --           --           (5,543)
   Select Reserve                                                      --          (987)         --           --             (987)
   VAriety Plus                                                        --        (7,039)         --           --           (7,039)
VALIC Company I Mid Cap Index Fund
   Other Contracts (Deferred Load, Non-Qualified)                     839            --          --           --              839
   Other Contracts (Non-Qualified)                                  3,718            --          --           --            3,718
   Platinum Investor                                                   51       (23,249)         --           --          (23,198)
   Select Reserve                                                      10          (415)         --           --             (405)
VALIC Company I Money Market I Fund
   GENERATIONS                                                    227,860        (6,682)         --           --          221,178
   Other Contracts (Deferred Load, Non-Qualified)                 124,998            (6)        855           --          125,847
   Other Contracts (Deferred Load, Qualified)                          --            --           8           --                8
   Other Contracts (Non-Qualified)                                 36,330          (102)         --           --           36,228
   Platinum Investor                                                  656       (54,981)         --           --          (54,325)
   Select Reserve                                                      --            --          --           --               --
   VAriety Plus                                                    25,994            (5)         --           --           25,989
VALIC Company I Nasdaq-100 Index Fund
   Other Contracts (Non-Qualified)                                  1,867            --          --           --            1,867
   Platinum Investor                                                  174       (11,193)         --           --          (11,019)
VALIC Company I Science & Technology Fund
   Other Contracts (Non-Qualified)                                  1,863            --          --           --            1,863
   Platinum Investor                                               18,043       (12,145)         --           --            5,898

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2009.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
VALIC Company I Small Cap Index Fund
   GENERATIONS                                                     1,203              --         --               --        1,203
   Other Contracts (Deferred Load, Non-Qualified)                    867              --         --               --          867
   Platinum Investor                                                  50          (8,929)        --               --      (8,879)
VALIC Company I Stock Index Fund
   GENERATIONS                                                     6,696              (4)        --               --        6,692
   Other Contracts (Deferred Load, Non-Qualified)                  2,788             (10)        --               --        2,778
   Other Contracts (Non-Qualified)                                 2,370              --         --               --        2,370
   Platinum Investor                                                 693         (48,286)        --               --     (47,593)
   Select Reserve                                                     --          (2,770)        --               --      (2,770)
   VAriety Plus                                                       --             (71)        --               --         (71)
Van Kampen Comstock Fund
   Other Contracts                                                    --         (17,817)        --             (179)     (17,996)
Van Kampen Corporate Bond Fund
   Other Contracts                                                    --            (877)        --               --         (877)
Van Kampen High Yield Fund
   Other Contracts                                                   620        (205,090)        --               --     (204,470)
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                                       119         (76,057)        --           (2,398)     (78,336)
   Other Contracts (Deferred Load, Non-Qualified)                 22,454             (11)        --               --       22,443
   Other Contracts (Non-Qualified)                                   478              --         --               --          478
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                        45        (281,308)        --               --     (281,263)
   Other Contracts (Deferred Load, Non-Qualified)                     --        (525,677)        --               --     (525,677)
   Other Contracts (Non-Qualified)                                    --         (78,294)        --               --      (78,294)
   VAriety Plus                                                       --        (169,298)        --               --     (169,298)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                        --         (47,427)        --               --      (47,427)
   Other Contracts (Deferred Load, Non-Qualified)                  3,007         (36,146)        --               --      (33,139)
   Other Contracts (Deferred Load, Qualified)                         --               --        --             (679)        (679)
   Other Contracts (Non-Qualified)                                   545          (9,585)        --               --       (9,040)
   VAriety Plus                                                       --         (22,031)        --               --      (22,031)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                       148        (397,404)        --               --     (397,256)
   Other Contracts (Deferred Load, Non-Qualified)                 17,748            (220)        --               --       17,528
   Other Contracts (Non-Qualified)                                 5,286          (3,299)        --               --        1,987
   Platinum Investor                                                  63         (11,901)        --               --      (11,838)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                        76        (200,905)        --               --     (200,829)
   Other Contracts (Deferred Load, Non-Qualified)                     --        (297,663)        --           (5,095)    (302,758)
   Other Contracts (Deferred Load, Qualified)                         --               --        --              (98)         (98)
   Other Contracts (Non-Qualified)                                    --        (142,904)        --               --     (142,904)
   VAriety Plus                                                   19,307         (19,307)        --               --           --
Van Kampen Money Market Fund
   Other Contracts                                                    --         (23,232)        --             (630)     (23,862)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
AIG Retirement Company I Blue Chip Growth Fund
   Select Reserve                                                      --             --         --            --             --
AIG Retirement Company I Core Value Fund
   Select Reserve                                                      --             --         --            --             --
AIG Retirement Company I Health Sciences Fund
   Select Reserve                                                      --             --         --            --             --
AIG Retirement Company I International Equities Fund
   Platinum Investor                                                1,159         (9,279)        --            --         (8,120)
   Select Reserve                                                      --             --         --            --             --
   VAriety Plus                                                        --            (83)        --            --            (83)
AIG Retirement Company I Mid Cap Index Fund
   Platinum Investor                                                   44        (57,123)        --            --        (57,079)
   Select Reserve                                                      --         (1,472)        --            --         (1,472)
AIG Retirement Company I Money Market I Fund
   Platinum Investor                                               48,635        (89,798)        --            --        (41,163)
   Select Reserve                                                      --        (48,686)        --            --        (48,686)
AIG Retirement Company I Nasdaq-100 Index Fund
   Platinum Investor                                                   --        (26,262)        --            --        (26,262)
AIG Retirement Company I Science & Technology Fund
   Platinum Investor                                                   --        (24,939)        --            --        (24,939)
AIG Retirement Company I Small Cap Index Fund
   Platinum Investor                                                1,169        (10,499)        --            --         (9,330)
AIG Retirement Company I Social Awareness Fund
   VAriety Plus                                                        --             (1)        --            --             (1)
AIG Retirement Company I Stock Index Fund
   Platinum Investor                                                  430       (105,936)        --            --       (105,506)
   Select Reserve                                                      --         (2,048)        --            --         (2,048)
   VAriety Plus                                                        --        (16,152)        --            --        (16,152)
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                    4        (95,796)        --            --        (95,792)
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                    6        (28,381)        --            --        (28,375)
American Century VP Value Fund - Class I
   Platinum Investor                                                   18        (37,983)        --            --        (37,965)
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                   --         (9,766)        --            --         (9,766)
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                   --        (10,878)        --            --        (10,878)
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
   Shares
   Platinum Investor                                                   --        (30,442)        --            --        (30,442)
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                  140        (36,593)        --            --        (36,453)
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                   99        (66,315)        --            --        (66,216)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                     --           (814)         --            --            (814)
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       --            (48)         --            --             (48)
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                               1,272        (16,796)         --            --         (15,524)
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 502        (79,779)         --            --         (79,277)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  23        (84,896)         --            --         (84,873)
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  35        (82,259)         --            --         (82,224)
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       --           (227)         --            --            (227)
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       --           (264)         --            --            (264)
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                 490        (18,592)         --            --         (18,102)
Franklin Templeton Templeton Global Asset Allocation
   Fund - Class 2
   Platinum Investor                                                   3        (22,132)         --            --         (22,129)
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                  --         (2,332)         --            --          (2,332)
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  63        (11,401)         --            --         (11,338)
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  47        (14,653)         --            --         (14,606)
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                   7        (15,066)         --            --         (15,059)
JPMorgan Small Company Portfolio
   Platinum Investor                                                  42         (3,207)         --            --          (3,165)
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                 132        (45,717)         --            --         (45,585)
MFS VIT Growth Series - Initial Class
   Platinum Investor                                                  76        (75,868)         --            --         (75,792)
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  --        (17,649)         --            --         (17,649)
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  --        (26,526)         --            --         (26,526)
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                       --             (2)         --            --              (2)
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   7        (12,739)         --            --         (12,732)
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                              14,097        (45,566)         --            --         (31,469)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   --        (12,509)        --              --       (12,509)
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                  209        (90,185)        --              --       (89,976)
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   --        (22,128)        --              --       (22,128)
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                  164        (39,884)        --              --       (39,720)
Principal Diversified International Account
   WM Advantage                                                       272       (532,760)        --            (279)     (532,767)
   WM Strategic Asset Manager                                          72       (132,697)        --              --      (132,625)
Principal Equity Income Account I
   WM Advantage                                                        --       (180,627)        --              --      (180,627)
   WM Strategic Asset Manager                                       1,346       (926,988)        --              --      (925,642)
Principal Growth Account
   WM Advantage                                                     1,508       (889,877)        --            (103)     (888,472)
   WM Strategic Asset Manager                                       1,083       (690,300)        --              --      (689,217)
Principal Income Account
   WM Advantage                                                     3,721       (851,037)        --            (401)     (847,717)
   WM Strategic Asset Manager                                         161       (379,246)        --              --      (379,085)
Principal LargeCap Blend Account
   WM Advantage                                                        --       (821,850)        --              --      (821,850)
   WM Strategic Asset Manager                                         317     (1,001,695)        --              --    (1,001,378)
Principal MidCap Stock Account
   WM Advantage                                                        --       (159,420)        --              --      (159,420)
   WM Strategic Asset Manager                                         134       (218,532)        --              --      (218,398)
Principal Money Market Account
   WM Advantage                                                 1,918,783     (1,767,457)        --              --       151,326
   WM Strategic Asset Manager                                   2,016,534     (2,164,397)        --              --      (147,863)
Principal Mortgage Securities Account
   WM Advantage                                                        --       (690,900)        --            (410)     (691,310)
   WM Strategic Asset Manager                                         167       (502,280)        --              --      (502,113)
Principal SAM Balanced Portfolio
   WM Advantage                                                     1,804     (1,850,619)        --         (36,840)   (1,885,655)
   WM Strategic Asset Manager                                       1,895     (6,369,002)        --              --    (6,367,107)
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                    28,163        (10,108)        --              --        18,055
   WM Strategic Asset Manager                                         132       (432,950)        --              --      (432,818)
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                        --     (3,191,029)        --              --    (3,191,029)
   WM Strategic Asset Manager                                         493     (3,628,665)        --              --    (3,628,172)
Principal SAM Flexible Income Portfolio
   WM Advantage                                                        --       (168,114)        --              --      (168,114)
   WM Strategic Asset Manager                                          --     (1,343,173)        --              --    (1,343,173)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                        --       (115,221)        --            --        (115,221)
   WM Strategic Asset Manager                                       3,938     (1,245,002)        --            --      (1,241,064)
Principal Short-Term Income Account
   WM Advantage                                                   110,765       (544,794)        --            --        (434,029)
   WM Strategic Asset Manager                                          --        (86,643)        --            --         (86,643)
Principal SmallCap Growth Account
   WM Advantage                                                        --       (425,619)        --          (205)       (425,824)
   WM Strategic Asset Manager                                         327       (103,115)        --            --        (102,788)
Principal West Coast Equity Account
   WM Advantage                                                        --       (149,917)        --            --        (149,917)
   WM Strategic Asset Manager                                       1,706       (599,642)        --            --        (597,936)
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                  411        (49,227)        --            --         (48,816)
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                   --        (13,746)        --            --         (13,746)
Royce Small-Cap Portfolio
   Select Reserve                                                      --         (1,702)        --            --          (1,702)
UIF Capital Growth Portfolio - Class I Shares
   GENERATIONS                                                         --       (137,859)        --            --        (137,859)
   Platinum Investor                                                  142        (25,114)        --            --         (24,972)
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                      2,800        (98,146)        --            --         (95,346)
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                        446        (50,759)        --            --         (50,313)
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                        130        (94,162)        --            --         (94,032)
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                     12,595        (71,376)        --            --         (58,781)
   Platinum Investor                                                   --        (23,153)        --            --         (23,153)
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                        513        (65,235)        --            --         (64,722)
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                     11,208        (75,646)        --            --         (64,438)
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                          1        (26,327)        --            --         (26,326)
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                        542       (202,696)        --            --        (202,154)
Van Kampen Comstock Fund
   Other Contracts                                                     --        (23,995)        --          (184)        (24,179)
Van Kampen Corporate Bond Fund
   Other Contracts                                                     --         (4,984)        --            --          (4,984)
Van Kampen High Yield Fund
   Other Contracts                                                    315        (80,544)        --            --         (80,229)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE F - SUMMARY OF CHANGES IN UNITS - CONTINUED

Summary of Changes in Units for the year ended December 31, 2008.

                                                               Accumulation  Accumulation  Annuity Units Annuity Units Net Increase
Divisions                                                      Units Issued Units Redeemed     Issued       Redeemed    (Decrease)
-------------------------------------------------------------- ------------ -------------- ------------- ------------- ------------
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                                        214      (119,935)         --          (2,482)     (122,203)
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                        182       (65,896)         --              --       (65,714)
   Other Contracts (Deferred Load, Non-Qualified)                      --       (83,200)         --              --       (83,200)
   Other Contracts (Non-Qualified)                                  1,829            --          --              --         1,829
   VAriety Plus                                                        --       (17,473)         --              --       (17,473)
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                          1       (84,168)         --              --       (84,167)
   Other Contracts (Deferred Load, Non-Qualified)                      --       (61,148)         --              --       (61,148)
   Other Contracts (Deferred Load, Qualified)                          --            --          --            (700)         (700)
   Other Contracts (Non-Qualified)                                     --          (448)         --              --          (448)
   VAriety Plus                                                        --       (13,053)         --              --       (13,053)
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                      1,206      (548,430)         --              --      (547,224)
   Platinum Investor                                                   52       (18,158)         --              --       (18,106)
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                    105,361      (183,382)         --              --       (78,021)
   Other Contracts (Deferred Load, Non-Qualified)                      --       (72,231)        210          (2,781)      (74,802)
   Other Contracts (Deferred Load, Qualified)                          --            --          --             (71)          (71)
   Other Contracts (Non-Qualified)                                 29,326        (8,747)         --              --        20,579
Van Kampen Reserve Fund
   Other Contracts                                                     --        (1,494)         53            (702)       (2,143)

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                 Investment
                                                                              Unit                Income     Expense    Total
Divisions                                                             Units   Value   Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                  117,627 $10.07 $ 1,183,971    1.62%     1.35%     26.58%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                   37,617  13.72     515,991    1.35%     1.35%     33.43%
American Century VP Value Fund - Class I
   Platinum Investor                                                   26,969  14.38     387,915    5.66%     1.35%     18.26%
Credit Suisse U.S. Equity Flex I Portfolio *
   Platinum Investor                                                   11,262   6.15      69,224    1.40%     1.35%     22.99%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                   18,328  10.68     195,794    1.43%     1.35%     33.69%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                   62,373   7.25     452,167    0.97%     1.35%     31.96%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                   57,885   9.40     543,841    1.59%     1.35%     24.35%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                   84,819  15.08   1,279,073    4.58%     1.35%     13.42%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                     764,787   8.74   6,682,262   10.76%     0.40%     51.19%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                        41,134   3.24     133,177    2.39%     1.55%     27.13%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                   15,782  10.88     171,649    2.00%     1.35%     27.03%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                   57,866  11.73     678,860    1.00%     1.35%     33.65%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                   62,785   9.67     607,442    1.83%     1.35%     28.14%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                   57,653   5.95     342,818    0.17%     1.35%     26.25%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                        18,998   2.79      53,097    2.79%     1.55%     24.66%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                        11,284   2.60      29,314    2.09%     1.55%     24.58%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                   15,325  12.73     195,022    3.89%     1.35%     35.20%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                   12,350  15.36     189,704    8.60%     1.35%     20.18%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    5,155   8.94      46,093    0.46%     1.35%     45.77%
Janus Aspen Enterprise Portfolio - Service Shares *
   Platinum Investor                                                   30,350   6.07     184,096    0.00%     1.35%     42.51%
Janus Aspen Overseas Portfolio - Service Shares *
   Platinum Investor                                                   16,593  15.24     252,884    0.41%     1.35%     76.67%
Janus Aspen Worldwide Portfolio - Service Shares *
   Platinum Investor                                                   13,169   6.11      80,518    1.12%     1.35%     35.56%
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1 *
   Platinum Investor                                                   11,258   9.73     109,538    0.73%     1.35%     20.93%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                   40,238   6.31     253,709    1.68%     1.35%     30.66%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                 Investment
                                                                              Unit                Income     Expense    Total
Divisions                                                             Units   Value   Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
MFS VIT Growth Series - Initial Class
   Platinum Investor                                                   92,267 $ 9.34 $   862,023    0.30%     1.35%     35.83%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                   11,319   9.24     104,619    0.00%     1.35%     61.00%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                   15,604   7.69     119,948    1.44%     1.35%     28.79%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                         3,483   2.26       7,859    3.26%     1.55%     20.58%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   18,402   6.94     127,760    0.00%     1.35%     29.83%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                   37,797  17.41     657,887    2.82%     1.35%     16.77%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   20,824  12.12     252,474    1.98%     1.35%      6.35%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   45,972  16.41     754,584    5.15%     1.35%     12.51%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   25,422  10.22     259,721    1.69%     1.35%     23.52%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                   42,421   9.70     411,611    0.00%     1.35%     42.62%
Principal Capital Appreciation Account *
   WM Advantage                                                       245,057   1.64     402,988    1.60%     1.40%     28.01%
   WM Strategic Asset Manager                                         421,397  10.64   4,481,761    1.50%     1.40%     28.01%
Principal Diversified International Account
   WM Advantage                                                     1,551,904   1.58   2,459,026    4.38%     1.40%     25.53%
   WM Strategic Asset Manager                                         162,556   5.67     921,644    4.41%     1.40%     25.53%
Principal Equity Income Account *
   WM Advantage                                                       233,237   1.66     386,335    5.49%     1.40%     18.34%
   WM Strategic Asset Manager                                         598,322   8.36   5,000,588    5.09%     1.40%     18.34%
Principal Income Account
   WM Advantage                                                     1,908,873   2.21   4,226,499    9.74%     1.40%     16.72%
   WM Strategic Asset Manager                                         247,845   8.48   2,101,788   10.20%     1.40%     16.72%
Principal LargeCap Blend Account II *
   WM Advantage                                                     1,806,002   2.46   4,441,673    1.74%     1.40%     27.87%
   WM Strategic Asset Manager                                         770,625   5.76   4,439,005    1.70%     1.40%     27.87%
Principal LargeCap Growth Account *
   WM Advantage                                                     2,574,055   2.70   6,939,805    0.71%     1.40%     25.25%
   WM Strategic Asset Manager                                         771,333   5.90   4,547,488    0.72%     1.40%     25.25%
Principal MidCap Stock Account
   WM Advantage                                                            --     --          --    3.58%     1.40%     22.37%
   WM Strategic Asset Manager                                              --     --          --    3.30%     1.40%     22.37%
Principal Money Market Account
   WM Advantage                                                       805,282   1.38   1,112,727    0.26%     1.40%     -1.17%
   WM Strategic Asset Manager                                         547,566   6.15   3,369,495    0.25%     1.40%     -1.17%
Principal Mortgage Securities Account
   WM Advantage                                                     1,613,514   1.91   3,080,152    7.67%     1.40%      4.99%
   WM Strategic Asset Manager                                         276,183   7.68   2,120,478    7.64%     1.40%      4.99%
Principal SAM Balanced Portfolio
   WM Advantage                                                     6,089,578   1.46   8,864,257    3.84%     1.40%     22.11%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                 Investment
                                                                              Unit                Income     Expense    Total
Divisions                                                             Units   Value   Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Principal SAM Balanced Portfolio - Continued
   WM Strategic Asset Manager                                       4,200,867  $9.49 $39,879,887    3.72%     1.40%     22.11%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                       253,792   1.39     353,471    3.26%     1.40%     19.46%
   WM Strategic Asset Manager                                         338,594   7.26   2,459,265    2.80%     1.40%     19.47%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                     4,327,860   1.33   5,760,010    4.48%     1.40%     23.95%
   WM Strategic Asset Manager                                       3,081,473   9.27  28,574,633    4.80%     1.40%     23.95%
Principal SAM Flexible Income Portfolio
   WM Advantage                                                       465,357   1.46     677,203    4.54%     1.40%     18.29%
   WM Strategic Asset Manager                                         806,531   8.66   6,981,537    4.77%     1.40%     18.29%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                       309,565   1.19     368,642    3.20%     1.40%     25.68%
   WM Strategic Asset Manager                                       1,144,983   9.60  10,996,095    3.58%     1.40%     25.68%
Principal Short-Term Income Account
   WM Advantage                                                     1,148,090   1.66   1,901,220    6.87%     1.40%      8.41%
   WM Strategic Asset Manager                                          63,202   7.35     464,544    6.58%     1.40%      8.41%
Principal SmallCap Growth Account II *
   WM Advantage                                                     1,525,279   1.59   2,419,646    0.00%     1.40%     29.90%
   WM Strategic Asset Manager                                         171,040   4.88     833,881    0.00%     1.40%     29.90%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   51,205   8.74     447,761    2.78%     1.35%     28.07%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                   11,236  11.09     124,622    0.00%     1.35%     24.50%
Royce Small-Cap Portfolio
   Select Reserve                                                     114,088  14.72   1,679,633    0.00%     0.40%     34.66%
UIF Capital Growth Portfolio - Class I Shares *
   GENERATIONS                                                        324,761   7.89   2,562,058    0.00%     1.40%     63.25%
   Platinum Investor                                                   34,608  10.23     353,926    0.00%     1.35%     63.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                        196,746   7.75   1,525,414    8.21%     1.40%      8.12%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                        147,428  10.44   1,539,472    0.00%     1.40%     67.48%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                        231,171   7.06   1,632,816    6.31%     1.40%     14.38%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                        164,451   7.22   1,186,523    8.92%     1.40%     40.11%
   Platinum Investor                                                   18,868  12.32     232,421    9.13%     1.35%     40.18%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                        195,690   6.30   1,233,539    2.66%     1.40%     30.69%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                        379,438  11.59   4,399,255    1.15%     1.40%     37.27%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                         67,580  18.02   1,218,027    2.56%     1.40%     26.57%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                        388,882   7.37   2,867,781    3.02%     1.40%     29.18%
VALIC Company I Blue Chip Growth Fund *
   Select Reserve                                                       9,873  11.18     110,414    0.23%     0.40%     42.55%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                 Investment
                                                                              Unit                Income     Expense    Total
Divisions                                                             Units   Value   Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
VALIC Company I Core Value Fund *
   Select Reserve                                                       3,985 $10.14     $40,404    2.49%     0.40%     18.52%
VALIC Company I Global Social Awareness Fund *
   VAriety Plus                                                           835   3.07       2,567    2.78%     1.55%     29.54%
VALIC Company I Health Sciences Fund *
   Select Reserve                                                       6,344  14.08      89,338    0.00%     0.40%     30.99%
VALIC Company I International Equities Fund *
   GENERATIONS                                                          4,391   9.75      42,805    4.76%     1.40%     -1.52%
   Other Contracts (Deferred Load, Non-Qualified)                         871   9.75       8,491    0.00%     1.25%      0.64%
   Platinum Investor                                                   14,514   9.66     140,189    2.41%     1.35%     27.86%
   Select Reserve                                                      11,194  10.89     121,843    2.58%     0.40%     29.08%
   VAriety Plus                                                        11,904   1.38      16,455    2.12%     1.55%     27.60%
VALIC Company I Mid Cap Index Fund *
   Other Contracts (Deferred Load, Non-Qualified)                         839  10.23       8,581    2.39%     1.25%     -1.29%
   Other Contracts (Non-Qualified)                                      3,718  10.23      38,045    2.39%     0.75%      2.52%
   Platinum Investor                                                   63,961  17.18   1,098,677    1.48%     1.35%     36.43%
   Select Reserve                                                      10,451  15.57     162,739    1.67%     0.40%     37.73%
VALIC Company I Money Market I Fund *
   GENERATIONS                                                        221,178   9.98   2,207,992    0.00%     1.40%     -0.05%
   Other Contracts (Deferred Load, Non-Qualified)                     125,847   9.98   1,256,548    0.00%     1.25%     -0.04%
   Other Contracts (Deferred Load, Qualified)                               8   9.98          79    0.00%     1.25%      0.00%
   Other Contracts (Non-Qualified)                                     36,228   9.99     361,946    0.00%     0.75%     -0.09%
   Platinum Investor                                                   62,209  11.59     721,081    0.33%     1.35%     -1.04%
   Select Reserve                                                     829,637   6.63   5,502,344    0.30%     0.40%     -0.10%
   VAriety Plus                                                        25,989   9.98     259,398    0.00%     1.55%     -0.05%
VALIC Company I Nasdaq-100 Index Fund *
   Other Contracts (Non-Qualified)                                      1,867  10.28      19,188    0.45%     0.75%      2.58%
   Platinum Investor                                                   23,049   5.07     116,770    0.23%     1.35%     53.35%
VALIC Company I Science & Technology Fund *
   Other Contracts (Non-Qualified)                                      1,863  10.33      19,247    0.17%     0.75%      2.90%
   Platinum Investor                                                   40,685   4.14     168,549    0.12%     1.35%     63.29%
VALIC Company I Small Cap Index Fund *
   GENERATIONS                                                          1,203  10.37      12,484    3.03%     1.40%      3.81%
   Other Contracts (Deferred Load, Non-Qualified)                         867  10.38       9,001    3.03%     1.25%      4.57%
   Platinum Investor                                                   15,699  12.25     192,256    1.35%     1.35%     26.50%
VALIC Company I Stock Index Fund *
   GENERATIONS                                                          6,692  10.06      67,299    4.21%     1.40%      0.49%
   Other Contracts (Deferred Load, Non-Qualified)                       2,778  10.06      27,946    3.37%     1.25%      0.51%
   Other Contracts (Non-Qualified)                                      2,370  10.07      23,851    3.37%     0.75%      0.57%
   Platinum Investor                                                  136,799   8.39   1,148,096    2.07%     1.35%     24.47%
   Select Reserve                                                      37,637   9.39     353,578    2.27%     0.40%     25.66%
   VAriety Plus                                                        10,119   4.00      40,460    2.33%     1.55%     24.22%
Van Kampen Comstock Fund
   Other Contracts                                                    107,481  28.10   3,019,846    1.36%     0.75%     28.48%
Van Kampen Corporate Bond Fund
   Other Contracts                                                     15,021   8.06     121,040    5.60%     0.75%     20.02%
Van Kampen High Yield Fund
   Other Contracts                                                    375,648   6.74   2,531,166   10.24%     0.75%     41.12%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2009 are as follows:

                                                                                                 Investment
                                                                              Unit                Income     Expense    Total
Divisions                                                             Units   Value   Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Van Kampen LIT Capital Growth Portfolio - Class I
   GENERATIONS                                                        426,447 $11.76 $ 5,015,798    0.11%     1.40%     63.76%
   Other Contracts (Deferred Load, Non-Qualified)                      22,443  16.79     376,740    0.19%     1.25%     59.50%
   Other Contracts (Non-Qualified)                                        478  16.85       8,052    0.19%     0.75%     61.96%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                             --     --          --    2.32%     1.40%      2.68%
   Other Contracts (Deferred Load, Non-Qualified)                          --     --          --    2.36%     1.25%      2.73%
   Other Contracts (Non-Qualified)                                         --     --          --    2.36%     0.75%      2.89%
   VAriety Plus                                                            --     --          --    3.01%     1.55%      2.64%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                        116,536  13.75   1,602,592    5.99%     1.40%     -0.43%
   Other Contracts (Deferred Load, Non-Qualified)                     216,034   4.79   1,035,647    6.29%     1.25%     -0.28%
   Other Contracts (Deferred Load, Qualified)                           3,805   5.06      19,265    6.29%     1.25%     -0.28%
   Other Contracts (Non-Qualified)                                     62,345   5.60     349,190    6.29%     0.75%      0.22%
   VAriety Plus                                                        40,041   2.68     107,487    5.68%     1.55%     -0.58%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                      1,237,932  10.52  13,023,536    3.81%     1.40%     22.64%
   Other Contracts (Deferred Load, Non-Qualified)                      17,528  14.97     262,449    5.78%     1.25%     45.74%
   Other Contracts (Non-Qualified)                                      1,987  15.03      29,869    5.78%     0.75%     46.31%
   Platinum Investor                                                   16,019  12.19     195,345    3.63%     1.35%     22.70%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                             --     --          --    0.03%     1.40%     -1.33%
   Other Contracts (Deferred Load, Non-Qualified)                          --     --          --    0.03%     1.25%     -1.19%
   Other Contracts (Deferred Load, Qualified)                              --     --          --    0.03%     1.25%     -1.19%
   Other Contracts (Non-Qualified)                                         --     --          --    0.03%     0.75%     -0.71%
   VAriety Plus                                                            --     --          --    0.00%     1.55%     -1.00%
Van Kampen Money Market Fund
   Other Contracts                                                     28,000   4.53     126,729    0.01%     0.75%     -0.74%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
AIG Retirement Company I Blue Chip Growth Fund *
   Select Reserve                                                      9,873  $ 7.84  $   77,456    0.14%     0.40%    -43.13%
AIG Retirement Company I Core Value Fund *
   Select Reserve                                                      3,985    8.56      34,091    2.64%     0.40%    -35.49%
AIG Retirement Company I Health Sciences Fund *
   Select Reserve                                                      6,344   10.75      68,204    0.00%     0.40%    -29.86%
AIG Retirement Company I International Equities Fund *
   Platinum Investor                                                  20,057    7.55     151,513    2.62%     1.35%    -44.16%
   Select Reserve                                                     12,181    8.43     102,722    3.31%     0.40%    -43.62%
   VAriety Plus                                                       18,943    1.08      20,520    3.28%     1.55%    -44.27%
AIG Retirement Company I Mid Cap Index Fund *
   Platinum Investor                                                  87,159   12.59   1,097,401    1.02%     1.35%    -37.74%
   Select Reserve                                                     10,856   11.31     122,737    1.30%     0.40%    -37.14%
AIG Retirement Company I Money Market I Fund *
   Platinum Investor                                                 116,534   11.71   1,365,029    2.84%     1.35%      0.86%
   Select Reserve                                                    829,637    6.64   5,507,799    2.24%     0.40%      1.82%
AIG Retirement Company I Nasdaq-100 Index Fund *
   Platinum Investor                                                  34,068    3.30     112,548    0.17%     1.35%    -43.19%
AIG Retirement Company I Science & Technology Fund *
   Platinum Investor                                                  34,787    2.54      88,255    0.00%     1.35%    -46.71%
AIG Retirement Company I Small Cap Index Fund *
   Platinum Investor                                                  24,578    9.68     237,927    1.44%     1.35%    -35.35%
AIG Retirement Company I Social Awareness Fund *
   VAriety Plus                                                          836    2.37       1,983    2.40%     1.55%    -40.90%
AIG Retirement Company I Stock Index Fund *
   Platinum Investor                                                 184,392    6.74   1,243,296    1.77%     1.35%    -38.05%
   Select Reserve                                                     40,407    7.48     302,091    2.32%     0.40%    -37.46%
   VAriety Plus                                                       10,190    3.22      32,799    1.21%     1.55%    -38.17%
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 164,367    7.95   1,307,043    1.77%     1.35%    -31.08%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  50,278   10.28     516,880    0.43%     1.35%    -41.18%
American Century VP Value Fund - Class I
   Platinum Investor                                                  42,257   12.16     513,981    2.78%     1.35%    -27.76%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                  20,681    5.00     103,356    0.07%     1.35%    -35.48%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
    Platinum Investor                                                 22,386    7.99     178,879    1.03%     1.35%    -41.22%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                  79,840    5.49     438,601    0.76%     1.35%    -35.31%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                  74,191    7.56     560,561    1.01%     1.35%    -38.43%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 112,344   13.30   1,493,737    4.90%     1.35%    -5.46%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,162    5.78   4,427,678   11.21%     0.40%    -25.97%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,184    2.55     104,886    2.86%     1.55%    -29.82%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  19,577  $ 8.56   $167,617     1.78%     1.35%    -29.86%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                  81,984    8.78    719,632     0.53%     1.35%    -43.46%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  83,565    7.55    630,934     1.50%     1.35%    -43.58%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  84,254    4.71    396,830     0.38%     1.35%    -48.02%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       12,890    2.24     28,899     2.27%     1.55%    -37.97%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,505    2.09     23,990     2.74%     1.55%    -44.67%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  28,622    9.41    269,398     2.23%     1.35%    -41.18%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                  24,213   12.78    309,489     9.73%     1.35%    -26.10%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                   5,270    6.13     32,326     0.11%     1.35%    -42.54%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  23,916    8.63    206,303     2.47%     1.35%    -52.87%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                  49,541    4.26    210,873     0.06%     1.35%    -44.61%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  20,153    4.51     90,898     0.77%     1.35%    -45.55%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  14,617    8.05    117,599     0.19%     1.35%    -32.90%
MFS VIT Core Equity Series - Initial Class
   Platinum Investor                                                  51,625    4.83    249,126     0.76%     1.35%    -39.97%
MFS VIT Growth Series - Initial Class *
   Platinum Investor                                                 122,609    6.88    843,339     0.24%     1.35%    -38.26%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  18,292    5.74    105,010     0.00%     1.35%    -40.15%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  22,985    5.97    137,185     0.53%     1.35%    -36.94%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                        3,484    1.87      6,521     3.96%     1.55%    -40.09%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                  27,418    5.35    146,617     0.00%     1.35%    -44.13%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                  59,866   14.91    892,325     3.50%     1.35%     -8.28%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                  25,406   11.40    289,624     3.64%     1.35%     -1.65%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                  67,482   14.59    984,514     3.90%     1.35%      3.39%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                  30,009    8.27    248,210     1.68%     1.35%    -35.15%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                  58,516    6.80    398,101     0.00%     1.35%    -36.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Principal Diversified International Account
   WM Advantage                                                     1,804,718  $1.26 $ 2,277,951    1.76%     1.40%    -46.97%
   WM Strategic Asset Manager                                         180,761   4.52     816,397    1.71%     1.40%    -46.97%
Principal Equity Income Account I
   WM Advantage                                                       353,385   1.40     494,653    2.40%     1.40%    -34.86%
   WM Strategic Asset Manager                                         801,506   7.06   5,660,806    2.60%     1.40%    -34.86%
Principal Growth Account
   WM Advantage                                                     3,143,020   2.15   6,765,537    0.53%     1.40%    -43.95%
   WM Strategic Asset Manager                                         960,028   4.71   4,518,963    0.52%     1.40%    -43.95%
Principal Income Account
   WM Advantage                                                     2,373,302   1.90   4,501,980    7.68%     1.40%    -4.82%
   WM Strategic Asset Manager                                         344,011   7.27   2,499,364    9.43%     1.40%    -4.82%
Principal LargeCap Blend Account
   WM Advantage                                                     2,227,972   1.92   4,285,100    1.42%     1.40%    -37.29%
   WM Strategic Asset Manager                                         984,167   4.50   4,433,364    1.45%     1.40%    -37.29%
Principal MidCap Stock Account
   WM Advantage                                                       161,979   1.31     212,877    1.35%     1.40%    -30.55%
   WM Strategic Asset Manager                                         173,791   6.57   1,142,003    1.61%     1.40%    -30.55%
Principal Money Market Account
   WM Advantage                                                     1,210,126   1.40   1,691,960    2.77%     1.40%      1.14%
   WM Strategic Asset Manager                                         704,614   6.23   4,387,325    2.84%     1.40%      1.14%
Principal Mortgage Securities Account
   WM Advantage                                                     2,018,192   1.82   3,669,432    6.40%     1.40%      3.22%
   WM Strategic Asset Manager                                         368,425   7.31   2,694,161    6.57%     1.40%      3.22%
Principal SAM Balanced Portfolio
   WM Advantage                                                     7,195,309   1.19   8,577,059    4.41%     1.40%    -27.21%
   WM Strategic Asset Manager                                       6,281,402   7.77  48,832,106    4.11%     1.40%    -27.21%
Principal SAM Conservative Balanced Portfolio
   WM Advantage                                                       261,524   1.17     304,893    3.75%     1.40%    -20.34%
   WM Strategic Asset Manager                                         476,048   6.08   2,894,220    3.97%     1.40%    -20.34%
Principal SAM Conservative Growth Portfolio
   WM Advantage                                                     6,816,494   1.07   7,319,041    3.90%     1.40%    -34.05%
   WM Strategic Asset Manager                                       4,236,853   7.48  31,696,320    3.78%     1.40%    -34.05%
Principal SAM Flexible Income Portfolio
   WM Advantage                                                       616,357   1.23     758,281    7.57%     1.40%    -14.96%
   WM Strategic Asset Manager                                       1,269,379   7.32   9,289,352    7.48%     1.40%    -14.96%
Principal SAM Strategic Growth Portfolio
   WM Advantage                                                       374,050   0.95     354,415    4.03%     1.40%    -38.29%
   WM Strategic Asset Manager                                       1,533,411   7.64  11,717,217    3.69%     1.40%    -38.29%
Principal Short-Term Income Account
   WM Advantage                                                     1,425,302   1.53   2,177,162    3.20%     1.40%    -1.95%
   WM Strategic Asset Manager                                          84,739   6.78     574,523    3.51%     1.40%    -1.95%
Principal SmallCap Growth Account
   WM Advantage                                                     1,828,222   1.22   2,232,579    0.00%     1.40%    -41.97%
   WM Strategic Asset Manager                                         195,859   3.75     735,062    0.00%     1.40%    -41.97%
Principal West Coast Equity Account
   WM Advantage                                                       343,954   1.28     441,849    1.04%     1.40%    -34.30%
   WM Strategic Asset Manager                                         577,127   8.31   4,794,886    1.16%     1.40%    -34.30%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   82,951 $ 6.83 $   566,375    2.23%     1.35%    -39.52%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                   21,493   8.91     191,473    1.69%     1.35%    -46.75%
Royce Small-Cap Portfolio
    Select Reserve                                                    114,088  10.93   1,247,290    0.68%     0.40%    -27.47%
UIF Capital Growth Portfolio - Class I Shares *
   GENERATIONS                                                        402,204   4.83   1,943,597    0.21%     1.40%    -49.89%
   Platinum Investor                                                   41,112   6.26     257,413    0.20%     1.35%    -49.87%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                        153,649   7.17   1,101,801    4.57%     1.40%    -11.45%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                        145,331   6.23     906,099    0.00%     1.40%    -57.23%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                        294,216   6.18   1,816,817    2.60%     1.40%    -40.98%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                        215,770   5.15   1,111,143    9.78%     1.40%    -23.93%
   Platinum Investor                                                   19,677   8.79     172,913    8.21%     1.35%    -23.89%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                        244,473   4.82   1,179,182    3.37%     1.40%    -45.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                        498,756   8.45   4,212,539    0.86%     1.40%    -42.11%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                         79,866  14.24   1,137,300    3.97%     1.40%    -38.76%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                        489,318   5.71   2,793,414    3.50%     1.40%    -36.75%
Van Kampen Comstock Fund
   Other Contracts                                                    125,477  21.87   2,743,917    2.20%     0.75%    -36.37%
Van Kampen Corporate Bond Fund
   Other Contracts                                                     15,898   6.71     106,739    5.53%     0.75%    -8.85%
Van Kampen High Yield Fund
   Other Contracts                                                    580,118   4.77   2,769,970    8.64%     0.75%    -23.94%
Van Kampen LIT Capital Growth Portfolio - Class I *
   GENERATIONS                                                        504,783   7.18   3,625,497    0.56%     1.40%    -49.70%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                        281,263  10.88   3,061,239    1.11%     1.40%    -43.75%
   Other Contracts (Deferred Load, Non-Qualified)                     525,677   4.21   2,212,758    1.08%     1.25%    -43.66%
   Other Contracts (Non-Qualified)                                     78,294   4.78     374,540    1.08%     0.75%    -43.38%
   VAriety Plus                                                       169,298   2.10     356,013    1.10%     1.55%    -43.83%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                        163,963  13.81   2,264,480    5.02%     1.40%      0.40%
   Other Contracts (Deferred Load, Non-Qualified)                     249,173   4.81   1,197,839    4.46%     1.25%      0.55%
   Other Contracts (Deferred Load, Qualified)                           4,484   5.08      22,768    4.46%     1.25%      0.55%
   Other Contracts (Non-Qualified)                                     71,385   5.59     398,938    4.46%     0.75%      1.05%
   VAriety Plus                                                        62,072   2.70     167,593    4.65%     1.55%      0.25%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                      1,635,188   8.58  14,027,347    2.28%     1.40%    -32.98%
   Platinum Investor                                                   27,857   9.94     276,865    2.22%     1.35%    -32.95%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                       200,829  $ 9.74  $1,956,908    1.83%     1.40%      0.60%
   Other Contracts (Deferred Load, Non-Qualified)                    302,758    2.82     853,294    2.08%     1.25%      0.75%
   Other Contracts (Deferred Load, Qualified)                             98    2.82         275    2.08%     1.25%      0.75%
   Other Contracts (Non-Qualified)                                   142,904    3.21     458,724    2.08%     0.75%      1.26%
Van Kampen Reserve Fund
   Other Contracts                                                    51,862    4.56     236,472    1.80%     0.75%      1.06%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                   Investment             Total
                                                                                Unit                 Income    Expense    Return
Divisions                                                              Units    Value  Net Assets   Ratio (a) Ratio (b)    (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                   260,159 $11.54 $  3,001,708      0.87%     1.35%      6.66%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                    78,653  17.48    1,374,695      0.32%     1.35%     13.17%
American Century VP Value Fund - Class I
   Platinum Investor                                                    80,222  16.84    1,350,696      1.77%     1.35%     -6.42%
Credit Suisse Small Cap Core I Portfolio
   Platinum Investor                                                    30,447   7.75      235,825      0.00%     1.35%     -2.17%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                    33,264  13.59      452,204      0.50%     1.35%      0.13%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                   110,282   8.49      936,461      0.58%     1.35%      6.33%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                   110,644  12.27    1,357,818      0.84%     1.35%    -12.26%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                   178,560  14.06    2,511,391      4.60%     1.35%      2.15%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                      766,976   7.81    5,987,620      7.80%     0.40%      2.41%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                         41,232   3.63      149,619      6.09%     1.55%     13.72%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                    35,101  12.21      428,473      5.25%     1.35%     13.62%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                   161,261  15.52    2,503,566      0.66%     1.35%     15.72%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                   168,438  13.38    2,254,080      1.39%     1.35%     -0.09%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                   166,478   9.06    1,508,363      0.44%     1.35%     24.95%
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         13,117   3.61       47,409      3.67%     1.55%      3.81%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         11,769   3.77       44,354      3.37%     1.55%     15.50%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                    46,724  16.00      747,650      1.93%     1.35%     13.90%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                    46,342  17.30      801,576     17.23%     1.35%      8.53%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                     7,602  10.67       81,145      0.16%     1.35%      8.65%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    35,254  18.30      645,271      0.47%     1.35%     26.29%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                    64,147   7.68      492,957      0.07%     1.35%     20.10%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                    35,212   8.28      291,677      0.56%     1.35%      7.89%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    17,782  11.99      213,213      0.01%     1.35%     -6.94%
MFS VIT Core Equity Series - Initial Class *
   Platinum Investor                                                    97,210   8.04      781,501      0.38%     1.35%      9.65%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                   Investment             Total
                                                                                Unit                 Income    Expense    Return
Divisions                                                              Units    Value  Net Assets   Ratio (a) Ratio (b)    (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   198,401 $11.14 $  2,210,256      0.00%     1.35%     19.54%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    35,941   9.59      344,722      0.00%     1.35%      1.13%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                    49,511   9.47      468,650      0.75%     1.35%     11.68%
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                          3,486   3.12       10,887      1.20%     1.55%     13.82%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                    40,150   9.57      384,289      0.00%     1.35%     20.88%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                    91,335  16.25    1,484,284      4.19%     1.35%      9.14%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                    37,915  11.59      439,482      3.78%     1.35%      3.08%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   157,458  14.11    2,221,874      4.67%     1.35%      7.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                    52,137  12.75      664,971      1.11%     1.35%      3.57%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                    98,236  10.69    1,050,115      0.00%     1.35%     -5.16%
Principal Diversified International Account
   WM Advantage                                                      2,337,485   2.38    5,563,291      1.92%     1.40%     16.65%
   WM Strategic Asset Manager                                          313,386   8.52    2,668,871      2.24%     1.40%     16.65%
Principal Equity Income Account I *
   WM Advantage                                                        534,012   2.15    1,147,516      1.00%     1.40%      3.76%
   WM Strategic Asset Manager                                        1,727,148  10.84   18,726,500      1.08%     1.40%      3.76%
Principal Growth Account
   WM Advantage                                                      4,031,492   3.84   15,483,725      0.33%     1.40%     21.43%
   WM Strategic Asset Manager                                        1,649,245   8.40   13,851,471      0.38%     1.40%     21.43%
Principal Income Account *
   WM Advantage                                                      3,221,019   1.99    6,419,245      6.45%     1.40%      4.42%
   WM Strategic Asset Manager                                          723,096   7.63    5,519,415      6.35%     1.40%      4.42%
Principal LargeCap Blend Account
   WM Advantage                                                      3,049,822   3.07    9,354,128      1.57%     1.40%      4.27%
   WM Strategic Asset Manager                                        1,985,545   7.18   14,263,317      1.82%     1.40%      4.27%
Principal MidCap Stock Account *
   WM Advantage                                                        321,399   1.89      608,206      1.00%     1.40%     -9.15%
   WM Strategic Asset Manager                                          392,189   9.46    3,710,819      1.04%     1.40%     -9.15%
Principal Money Market Account
   WM Advantage                                                      1,058,800   1.38    1,463,678      9.62%     1.40%      3.38%
   WM Strategic Asset Manager                                          852,477   6.16    5,248,137      9.65%     1.40%      3.38%
Principal Mortgage Securities Account *
   WM Advantage                                                      2,709,502   1.76    4,772,626      5.63%     1.40%      5.09%
   WM Strategic Asset Manager                                          870,538   7.08    6,167,250      5.48%     1.40%      5.09%
Principal SAM Balanced Portfolio *
   WM Advantage                                                      9,080,964   1.64   14,871,269      2.65%     1.40%      7.15%
   WM Strategic Asset Manager                                       12,648,509  10.68  135,088,255      2.63%     1.40%      7.15%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                   Investment             Total
                                                                                Unit                 Income    Expense    Return
Divisions                                                              Units    Value  Net Assets   Ratio (a) Ratio (b)    (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Principal SAM Conservative Balanced Portfolio *
   WM Advantage                                                        243,469 $ 1.46 $    356,302      3.41%     1.40%      6.05%
   WM Strategic Asset Manager                                          908,866   7.63    6,936,158      3.29%     1.40%      6.05%
Principal SAM Conservative Growth Portfolio *
   WM Advantage                                                     10,007,523   1.63   16,292,058      1.77%     1.40%      7.77%
   WM Strategic Asset Manager                                        7,865,025  11.34   89,211,881      1.76%     1.40%      7.77%
Principal SAM Flexible Income Portfolio *
   WM Advantage                                                        784,471   1.45    1,134,859      4.61%     1.40%      4.60%
   WM Strategic Asset Manager                                        2,612,552   8.61   22,481,530      4.59%     1.40%      4.60%
Principal SAM Strategic Growth Portfolio *
   WM Advantage                                                        489,271   1.54      751,285      1.20%     1.40%      8.07%
   WM Strategic Asset Manager                                        2,774,475  12.38   34,357,492      1.28%     1.40%      8.07%
Principal Short-Term Income Account *
   WM Advantage                                                      1,859,331   1.56    2,896,609      5.05%     1.40%      3.04%
   WM Strategic Asset Manager                                          171,382   6.91    1,185,057      5.20%     1.40%      3.04%
Principal SmallCap Growth Account
   WM Advantage                                                      2,254,046   2.10    4,743,081      0.00%     1.40%      4.62%
   WM Strategic Asset Manager                                          298,647   6.47    1,931,331      0.00%     1.40%      4.62%
Principal West Coast Equity Account *
   WM Advantage                                                        493,871   1.96      965,586      0.70%     1.40%      7.21%
   WM Strategic Asset Manager                                        1,175,063  12.64   14,858,353      0.73%     1.40%      7.21%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   131,767  11.29    1,487,576      1.46%     1.35%     -7.31%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                    35,239  16.73      589,508      1.95%     1.35%      5.56%
Royce Small-Cap Portfolio
   Select Reserve                                                      115,790  15.07    1,745,357      0.05%     0.40%     -2.53%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                         248,995   8.10    2,016,475      3.20%     1.40%      3.98%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                         195,644  14.58    2,851,910      0.43%     1.40%     38.49%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         540,063   9.64    5,208,604      0.00%     1.40%     20.20%
   Platinum Investor                                                    66,084  12.49      825,377      0.00%     1.35%     20.26%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                         388,248  10.46    4,062,095      1.94%     1.40%      5.15%
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                         274,551   6.77    1,858,609      9.08%     1.40%      2.56%
   Platinum Investor                                                    42,830  11.55      494,519      8.06%     1.35%      2.61%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                         309,195   8.83    2,731,262      1.42%     1.40%     12.99%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         563,194  14.59    8,216,439      0.66%     1.40%      6.34%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                         106,192  23.25    2,469,334      1.12%     1.40%    -18.23%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                         691,472   9.03    6,240,815      1.97%     1.40%     -4.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                   Investment             Total
                                                                                Unit                 Income    Expense    Return
Divisions                                                              Units    Value  Net Assets   Ratio (a) Ratio (b)    (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                        9,873 $13.79 $    136,191      0.24%     0.40%     12.63%
VALIC Company I Core Value Fund
   Select Reserve                                                        3,985  13.26       52,843      1.83%     0.40%     -0.85%
VALIC Company I Health Sciences Fund
   Select Reserve                                                        6,344  15.33       97,242      0.00%     0.40%     17.08%
VALIC Company I International Equities Fund
   Platinum Investor                                                    28,177  13.53      381,178      1.74%     1.35%      7.30%
   Select Reserve                                                       12,181  14.96      182,208      2.57%     0.40%      8.33%
   VAriety Plus                                                         19,026   1.94       36,981      2.58%     1.55%      7.09%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                   144,238  20.22    2,916,834      0.99%     1.35%      6.19%
   Select Reserve                                                       12,328  17.99      221,745      1.05%     0.40%      7.21%
VALIC Company I Money Market I Fund
   Platinum Investor                                                   157,697  11.61    1,831,461      4.81%     1.35%      3.29%
   Select Reserve                                                      878,323   6.52    5,726,710      4.61%     0.40%      4.28%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                    60,330   5.82      350,852      0.07%     1.35%     17.01%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                    59,726   4.76      284,355      0.00%     1.35%     16.11%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                    33,908  14.97      507,745      0.91%     1.35%     -3.21%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                            837   4.01        3,359      1.26%     1.55%      2.78%
VALIC Company I Stock Index Fund
   Platinum Investor                                                   289,898  10.88    3,155,269      1.27%     1.35%      3.71%
   Select Reserve                                                       42,455  11.95      507,505      1.62%     0.40%      4.70%
   VAriety Plus                                                         26,342   5.21      137,140      1.55%     1.55%      3.50%
Van Kampen Comstock Fund
   Other Contracts                                                     149,656  34.37    5,143,307      1.91%     0.75%     -2.63%
Van Kampen Corporate Bond Fund
   Other Contracts                                                      20,882   7.37      153,829      4.81%     0.75%      4.00%
Van Kampen High Yield Fund
   Other Contracts                                                     660,347   6.28    4,145,659      7.06%     0.75%      3.25%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                         346,977  19.35    6,713,200      0.43%     1.40%     11.11%
   Other Contracts (Deferred Load, Non-Qualified)                      608,877   7.47    4,549,216      0.41%     1.25%     11.27%
   Other Contracts (Non-Qualified)                                      76,465   8.45      646,018      0.41%     0.75%     11.83%
   VAriety Plus                                                        186,771   3.74      699,233      0.40%     1.55%     10.94%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                         248,130  13.76    3,413,390      4.87%     1.40%      5.83%
   Other Contracts (Deferred Load, Non-Qualified)                      310,321   4.78    1,483,686      4.61%     1.25%      5.99%
   Other Contracts (Deferred Load, Qualified)                            5,184   5.05       26,179      4.61%     1.25%      5.99%
   Other Contracts (Non-Qualified)                                      71,833   5.53      397,266      4.61%     0.75%      6.53%
   VAriety Plus                                                         75,125   2.69      202,339      4.56%     1.55%      5.67%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                       2,182,412  12.80   27,935,222      1.74%     1.40%      1.36%
   Platinum Investor                                                    45,963  14.82      681,301      1.84%     1.35%      1.41%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2007 are as follows:

                                                                                                   Investment             Total
                                                                                Unit                 Income    Expense    Return
Divisions                                                              Units    Value  Net Assets   Ratio (a) Ratio (b)    (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                         278,850 $ 9.69 $  2,700,966      4.44%     1.40%      3.24%
   Other Contracts (Deferred Load, Non-Qualified)                      377,560   2.80    1,056,189      4.58%     1.25%      3.40%
   Other Contracts (Deferred Load, Qualified)                              169   2.80          473      4.58%     1.25%      3.40%
   Other Contracts (Non-Qualified)                                     122,325   3.17      387,796      4.58%     0.75%      3.92%
Van Kampen LIT Strategic Growth Portfolio - Class I
   GENERATIONS                                                         626,986  14.28    8,952,443      0.05%     1.40%     15.33%
Van Kampen Reserve Fund
   Other Contracts                                                      54,005   4.51      243,654      4.29%     0.75%      3.62%
WM VT Growth & Income Fund
   WM Advantage                                                             --     --           --      2.46%     1.40%     -0.51%
   WM Strategic Asset Manager                                               --     --           --      2.46%     1.40%     -0.51%
WM VT Growth Fund
   WM Advantage                                                             --     --           --      0.34%     1.40%      0.21%
   WM Strategic Asset Manager                                               --     --           --      0.34%     1.40%      0.21%
WM VT International Growth Fund
   WM Advantage                                                             --     --           --      3.93%     1.40%     -1.91%
   WM Strategic Asset Manager                                               --     --           --      3.93%     1.40%     -1.91%
WM VT Money Market Fund
   WM Advantage                                                             --     --           --      0.12%     1.40%      0.04%
   WM Strategic Asset Manager                                               --     --           --      0.12%     1.40%      0.04%
WM VT Small Cap Growth Fund
   WM Advantage                                                             --     --           --      0.00%     1.40%     -1.09%
   WM Strategic Asset Manager                                               --     --           --      0.00%     1.40%     -1.09%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2008 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
AIM V.I. Core Equity Fund - Series I
   Platinum Investor                                                 445,370  $10.82  $4,817,849    1.09%     1.35%      8.18%
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                 136,658   15.44   2,110,498    0.88%     1.35%     26.52%
   Platinum Investor Immediate VA                                         --   17.58          --    0.02%     0.55%     27.53%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                      --      --          --    1.96%     1.35%      5.11%
   Platinum Investor Immediate VA                                         --      --          --    0.00%     0.55%      5.38%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         --   14.43          --    0.00%     0.55%     18.61%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                         --   13.45          --    0.00%     0.55%      9.54%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                         --   10.73          --    2.07%     0.55%      1.06%
American Century VP Value Fund - Class I
   Platinum Investor                                                 126,731   17.99   2,280,094    1.51%     1.35%     17.07%
   Platinum Investor Immediate VA                                         --   13.37          --    2.86%     0.55%     18.00%
Credit Suisse Small Cap Core I Portfolio *
   Platinum Investor                                                  36,056    7.92     285,465    0.00%     1.35%      3.37%
   Platinum Investor Immediate VA                                         --   10.77          --    0.00%     0.55%      4.19%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                  55,550   13.58     754,197    0.43%     1.35%      6.31%
   Platinum Investor Immediate VA                                         --      --          --    0.77%     0.55%      8.73%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
   Platinum Investor                                                 192,291    7.99   1,535,595    0.12%     1.35%      7.74%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                 185,387   13.99   2,592,929    0.42%     1.35%      2.38%
   Platinum Investor Immediate VA                                         --      --          --    0.80%     0.55%      8.61%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                 283,538   13.77   3,904,087    4.54%     1.35%      2.84%
   Platinum Investor Immediate VA                                         --      --          --    2.84%     0.55%     -0.99%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                    766,976    7.62   5,846,749    7.21%     0.40%      8.52%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                       41,274    3.19     131,702    2.61%     1.55%      5.67%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  73,804   10.74     792,912    2.87%     1.35%      5.70%
   Platinum Investor Immediate VA                                         --   11.48          --    5.06%     0.55%      6.55%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                 227,602   13.42   3,053,452    0.93%     1.35%      9.94%
   Platinum Investor Immediate VA                                         --   14.24          --    0.79%     0.55%     10.82%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                 244,134   13.39   3,270,110    2.93%     1.35%     18.33%
   Platinum Investor Immediate VA                                         --   13.62          --    3.12%     0.55%     19.27%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                 260,264    7.25   1,887,204    0.18%     1.35%      5.15%
   Platinum Investor Immediate VA                                         --   11.58          --    0.33%     0.55%      5.99%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                       13,181  $ 3.48  $   45,895    2.16%     1.55%     13.95%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                         --   15.83          --    0.38%     0.55%     11.79%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                       11,837    3.26      38,624    0.84%     1.55%     16.27%
Franklin Templeton Franklin Small Cap Value Securities Fund -
   Class 2
   Platinum Investor Immediate VA                                         --   14.52          --    0.00%     0.55%     16.34%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                         --   10.89          --    0.04%     0.55%      3.45%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                         --   14.24          --    0.00%     0.55%     17.73%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                  82,948   14.05   1,165,299    1.12%     1.35%     19.82%
   Platinum Investor Immediate VA                                         --   15.22          --    0.01%     0.55%     20.78%
Franklin Templeton Templeton Global Asset Allocation Fund - Class 2
   Platinum Investor                                                  68,436   15.94   1,090,711    6.85%     1.35%     19.49%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                  11,212    9.82     110,158    0.10%     1.35%      7.11%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                  47,209   14.49     684,202    1.86%     1.35%     44.67%
   Platinum Investor Immediate VA                                         --   23.20          --    0.01%     0.55%     45.83%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                 104,026    6.40     665,629    0.00%     1.35%     11.79%
   Platinum Investor Immediate VA                                         --   14.31          --    0.00%     0.55%     12.69%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                  61,569    7.68     472,710    1.57%     1.35%     16.36%
   Platinum Investor Immediate VA                                         --      --          --    0.00%     0.55%      5.43%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                         --      --          --    0.00%     0.55%      6.76%
JPMorgan Small Company Portfolio
   Platinum Investor                                                  29,569   12.88     380,989    0.00%     1.35%     13.47%
   Platinum Investor Immediate VA                                         --   14.04          --    0.00%     0.55%     14.38%
LEVCO Equity Value Fund
   Select Reserve                                                         --      --          --    0.00%     0.40%      4.42%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                 156,062    7.33   1,144,200    0.46%     1.35%     12.28%
   Platinum Investor Immediate VA                                         --      --          --    0.00%     0.55%      4.81%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                 328,642    9.32   3,062,734    0.00%     1.35%      6.45%
   Platinum Investor Immediate VA                                         --      --          --    0.00%     0.55%      6.97%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                  56,286    9.48     533,801    0.00%     1.35%     11.70%
   Platinum Investor Immediate VA                                         --   12.74          --    0.00%     0.55%     12.60%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                  80,884    8.48     685,546    0.53%     1.35%      9.00%
   Platinum Investor Immediate VA                                         --   13.20          --    1.03%     0.55%      9.87%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                        3,487  $ 2.74  $    9,569    0.81%     1.55%      8.97%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                  71,337    7.92     564,863    0.00%     1.35%     13.16%
   Platinum Investor Immediate VA                                         --   14.47          --    0.00%     0.55%     14.07%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                         --   12.48          --    4.28%     0.55%     10.54%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                         --   15.61          --    2.13%     0.55%     17.05%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                 176,349   14.89   2,625,774    4.04%     1.35%     -0.64%
   Platinum Investor Immediate VA                                         --   10.86          --    3.22%     0.55%      0.15%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                  83,935   11.24     943,847    4.47%     1.35%      2.88%
   Platinum Investor Immediate VA                                         --   10.65          --    3.35%     0.55%      3.70%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                 241,434   13.15   3,175,850    4.43%     1.35%      2.45%
   Platinum Investor Immediate VA                                         --   11.02          --    3.46%     0.55%      3.27%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                  91,000   12.31   1,120,606    1.27%     1.35%     15.07%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                 153,427   11.27   1,729,249    0.00%     1.35%      4.18%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                         --   11.70          --   11.51%     0.55%      5.71%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                 198,358   12.18   2,415,846    1.49%     1.35%     14.36%
   Platinum Investor Immediate VA                                         --      --          --    3.16%     0.55%      5.69%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                  62,530   15.85     990,908    1.18%     1.35%     25.52%
   Platinum Investor Immediate VA                                         --   16.62          --    2.62%     0.55%     26.53%
Royce Small-Cap Portfolio
   Select Reserve                                                    115,790   15.46   1,790,648    0.06%     0.40%     15.11%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                         --   13.85          --    0.00%     0.55%     12.67%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                         --   11.88          --    0.02%     0.55%     10.26%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                       316,768    7.79   2,467,153    3.86%     1.40%      2.29%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                       240,565   10.53   2,532,129    0.79%     1.40%     35.24%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                       699,412    8.02   5,611,767    0.00%     1.40%      2.66%
   Platinum Investor                                                 108,843   10.39   1,130,387    0.00%     1.35%      2.71%
   Platinum Investor Immediate VA                                         --      --          --    0.00%     0.55%      1.33%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                       462,673    9.95   4,603,818    1.55%     1.40%     19.53%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                             Units    Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                       392,179  $ 6.60 $ 2,588,719   8.01%      1.40%      7.12%
   Platinum Investor                                                  66,703   11.25     750,584   7.77%      1.35%      7.17%
   Platinum Investor Immediate VA                                         --      --          --   0.00%      0.55%      2.46%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                       417,752    7.82   3,265,985   0.10%      1.40%     23.40%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                       756,828   13.72  10,383,305   0.28%      1.40%     19.02%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                       146,918   28.44   4,178,031   1.10%      1.40%     36.13%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                       902,459    9.44   8,521,901   1.75%      1.40%     15.27%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                      8,108   12.25      99,292   0.17%      0.40%      9.01%
VALIC Company I Core Value Fund *
   Select Reserve                                                      3,985   13.37      53,295   0.78%      0.40%     16.68%
VALIC Company I Health Sciences Fund
   Select Reserve                                                      4,648   13.09      60,852   0.00%      0.40%      8.02%
VALIC Company I International Equities Fund
   Platinum Investor                                                  51,260   12.61     646,255   1.21%      1.35%     21.41%
   Platinum Investor Immediate VA                                         --   16.20          --   0.00%      0.55%     22.39%
   Select Reserve                                                     10,809   13.81     149,242   1.03%      0.40%     22.57%
   VAriety Plus                                                       16,610    1.82      30,149   1.60%      1.55%     21.17%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                 214,591   19.04   4,086,546   0.40%      1.35%      8.50%
   Platinum Investor Immediate VA                                         --   13.67          --   0.00%      0.55%      9.37%
   Select Reserve                                                     16,302   16.78     273,495   0.38%      0.40%      9.54%
VALIC Company I Money Market I Fund
   Platinum Investor                                                 201,624   11.24   2,267,051   5.17%      1.35%      3.22%
   Platinum Investor Immediate VA                                         --   10.66          --   0.00%      0.55%      4.05%
   Select Reserve                                                    887,949    6.25   5,551,833   4.51%      0.40%      4.20%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                  73,708    4.97     366,351   0.06%      1.35%      5.23%
   Platinum Investor Immediate VA                                         --   11.87          --   0.00%      0.55%      6.08%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                  71,722    4.10     294,097   0.00%      1.35%      4.43%
   Platinum Investor Immediate VA                                         --   11.36          --   0.00%      0.55%      5.27%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                  48,188   15.47     745,538   0.31%      1.35%     16.48%
   Platinum Investor Immediate VA                                         --   13.98          --   0.00%      0.55%     17.42%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                          838    3.90       3,270   0.73%      1.55%     13.75%
VALIC Company I Stock Index Fund
   Platinum Investor                                                 451,967   10.49   4,743,321   0.72%      1.35%     13.86%
   Platinum Investor Immediate VA                                         --   12.87          --   0.00%      0.55%     14.78%
   Select Reserve                                                     42,638   11.42     486,792   0.73%      0.40%     14.95%
   VAriety Plus                                                       28,656    5.03     144,140   0.63%      1.55%     13.64%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                   Investment
                                                                                Unit                 Income    Expense    Total
Divisions                                                              Units    Value  Net Assets   Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- ---------- ------ -----------  ---------- --------- ----------
Van Kampen Comstock Fund
   Other Contracts                                                     157,068 $35.30 $  5,543,855    2.02%     0.75%     15.20%
Van Kampen Corporate Bond Fund
   Other Contracts                                                      20,882   7.08      147,920    3.41%     0.75%      3.08%
Van Kampen High Yield Fund
   Other Contracts                                                     719,363   6.08    4,374,187    6.48%     0.75%      7.45%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                         468,303  17.41    8,154,865    0.46%     1.40%      5.59%
   Other Contracts (Deferred Load, Non-Qualified)                      666,481   6.71    4,475,082    0.40%     1.25%      5.75%
   Other Contracts (Non-Qualified)                                      76,465   7.55      577,655    0.40%     0.75%      6.28%
   VAriety Plus                                                        187,705   3.37      633,440    0.42%     1.55%      5.44%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                         346,226  13.00    4,500,338    4.78%     1.40%      1.91%
   Other Contracts (Deferred Load, Non-Qualified)                      321,385   4.51    1,449,706    4.53%     1.25%      2.06%
   Other Contracts (Deferred Load, Qualified)                            4,179   4.76       19,911    4.53%     1.25%      2.06%
   Other Contracts (Non-Qualified)                                      73,361   5.19      380,858    4.53%     0.75%      2.57%
   VAriety Plus                                                         75,436   2.55      192,270    4.39%     1.55%      1.75%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                       2,931,847  12.63   37,023,531    1.22%     1.40%     14.62%
   Platinum Investor                                                    92,535  14.62    1,352,494    1.24%     1.35%     14.68%
   Platinum Investor Immediate VA                                           --  14.09           --    2.43%     0.55%     15.60%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                         313,943   9.38    2,945,338    3.25%     1.40%      2.97%
   Other Contracts (Deferred Load, Non-Qualified)                      410,534   2.71    1,110,670    4.21%     1.25%      3.12%
   Other Contracts (Non-Qualified)                                     122,325   3.05      373,164    4.21%     0.75%      3.64%
Van Kampen LIT Strategic Growth Portfolio - Class I *
   GENERATIONS                                                         843,905  12.38   10,448,335    0.00%     1.40%      1.43%
Van Kampen Reserve Fund
   Other Contracts                                                      58,501   4.35      254,712    4.05%     0.75%      3.37%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                                           --  11.89           --   14.77%     0.55%      7.68%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                                           --  18.59           --    4.75%     0.55%     34.19%
WM VT Balanced Portfolio
   WM Advantage                                                     11,516,529   1.53   17,601,885    2.07%     1.40%      9.07%
   WM Strategic Asset Manager                                       19,470,713   9.97  194,080,268    2.15%     1.40%      9.07%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                        270,775   1.38      373,663    2.72%     1.40%      7.32%
   WM Strategic Asset Manager                                        1,493,185   7.20   10,745,600    2.64%     1.40%      7.32%
WM VT Conservative Growth Portfolio
   WM Advantage                                                     12,969,304   1.51   19,592,313    1.53%     1.40%     10.64%
   WM Strategic Asset Manager                                       12,615,027  10.53  132,779,618    1.58%     1.40%     10.64%
WM VT Equity Income Fund
   WM Advantage                                                        788,876   2.07    1,633,682    1.83%     1.40%     16.53%
   WM Strategic Asset Manager                                        2,465,206  10.45   25,759,147    1.74%     1.40%     16.53%
WM VT Flexible Income Portfolio
   WM Advantage                                                        881,583   1.38    1,219,226    4.50%     1.40%      5.36%
   WM Strategic Asset Manager                                        3,943,217   8.23   32,438,902    4.07%     1.40%      5.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2006 are as follows:

                                                                                                 Investment
                                                                               Unit                Income    Expense    Total
Divisions                                                              Units   Value  Net Assets  Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ----------- ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                                                     3,891,950 $ 2.96 $11,507,229    1.43%      1.40%    10.32%
   WM Strategic Asset Manager                                       3,185,003   6.92  22,055,921    1.48%      1.40%    10.32%
WM VT Growth Fund
   WM Advantage                                                     4,920,948   3.16  15,531,819    0.11%      1.40%     3.48%
   WM Strategic Asset Manager                                       2,464,322   6.90  17,008,754    0.12%      1.40%     3.48%
WM VT Income Fund
   WM Advantage                                                     4,103,763   1.91   7,832,245    5.75%      1.40%     3.45%
   WM Strategic Asset Manager                                       1,060,957   7.31   7,755,463    5.90%      1.40%     3.45%
WM VT International Growth Fund
   WM Advantage                                                     2,854,402   2.08   5,937,296    1.44%      1.40%    18.87%
   WM Strategic Asset Manager                                         458,616   7.44   3,413,400    1.52%      1.40%    18.87%
WM VT Mid Cap Stock Fund
   WM Advantage                                                       462,219   2.08     962,766    1.70%      1.40%    15.26%
   WM Strategic Asset Manager                                         599,565  10.41   6,244,219    1.78%      1.40%    15.26%
WM VT Money Market Fund
   WM Advantage                                                     1,179,344   1.34   1,576,493    4.39%      1.40%     2.91%
   WM Strategic Asset Manager                                       1,276,306   5.95   7,597,960    3.70%      1.40%     2.91%
WM VT Short Term Income Fund
   WM Advantage                                                     2,358,215   1.51   3,565,409    4.38%      1.40%     3.14%
   WM Strategic Asset Manager                                         270,706   6.71   1,816,608    4.44%      1.40%     3.14%
WM VT Small Cap Growth Fund
   WM Advantage                                                     2,668,182   2.03   5,425,768    0.00%      1.40%     5.34%
   WM Strategic Asset Manager                                         477,041   6.25   2,981,277    0.00%      1.40%     5.34%
WM VT Strategic Growth Portfolio
   WM Advantage                                                       612,372   1.42     870,067    1.08%      1.40%    11.49%
   WM Strategic Asset Manager                                       4,197,173  11.46  48,092,536    1.09%      1.40%    11.49%
WM VT U.S. Government Securities Fund
   WM Advantage                                                     3,672,369   1.68   6,155,578    4.61%      1.40%     3.01%
   WM Strategic Asset Manager                                       1,358,726   6.74   9,159,888    5.04%      1.40%     3.01%
WM VT West Coast Equity Fund
   WM Advantage                                                       605,713   1.82   1,104,647    0.50%      1.40%    10.48%
   WM Strategic Asset Manager                                       1,718,444  11.79  20,268,636    0.53%      1.40%    10.48%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                Investment
                                                                              Unit                Income    Expense    Total
Divisions                                                             Units   Value  Net Assets Ratio (a)  Ratio (b) Return (c)
------------------------------------------------------------------- --------- ------ ---------- ---------- --------- ----------
AIM V.I. International Growth Fund - Series I
   Platinum Investor                                                  200,774 $12.21 $2,450,750   0.60%     1.35%     16.35%
   Platinum Investor Immediate VA                                          15  13.79        210   0.67%     0.55%     17.28%
AIM V.I. Premier Equity Fund - Series I
   Platinum Investor                                                  789,143   7.79  6,150,190   0.73%     1.35%      4.24%
   Platinum Investor Immediate VA                                          15  11.11        169   0.85%     0.55%      5.08%
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor Immediate VA                                          15  12.17        180   0.00%     0.55%     13.82%
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor Immediate VA                                          15  12.28        179   0.00%     0.55%      9.22%
American Century VP Inflation Protection Fund - Class II
   Platinum Investor Immediate VA                                          15  10.62        163   4.56%     0.55%      1.01%
American Century VP Value Fund - Class I
   Platinum Investor                                                  175,302  15.37  2,694,140   0.92%     1.35%      3.63%
   Platinum Investor Immediate VA                                          15  11.33        172   0.96%     0.55%      4.46%
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor                                                   82,085   7.66    628,731   0.00%     1.35%     -3.98%
   Platinum Investor Immediate VA                                          15  10.34        154   0.00%     0.55%     -3.21%
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor                                                   84,528  12.77  1,079,529   0.03%     1.35%      7.71%
   Platinum Investor Immediate VA                                          15  12.30        184   0.03%     0.55%      8.57%
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial
   Shares
   Platinum Investor                                                  296,857   7.41  2,200,322   0.00%     1.35%      2.23%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares
   Platinum Investor                                                  263,139  13.66  3,594,777   0.00%     1.35%      4.39%
   Platinum Investor Immediate VA                                          15  11.48        173   0.00%     0.55%      5.22%
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Platinum Investor                                                  415,514  13.39  5,563,332   3.60%     1.35%      1.11%
   Platinum Investor Immediate VA                                          15  10.76        165   3.79%     0.55%      1.92%
Evergreen VA High Income Fund - Class 1
   Select Reserve                                                     766,976   7.02  5,387,853   5.78%     0.40%      1.07%
Evergreen VA Strategic Income Fund - Class 1
   Select Reserve                                                          --   7.61         --   0.00%     0.40%     -1.95%
Fidelity VIP Asset Manager Portfolio - Initial Class
   VAriety Plus                                                        41,319   3.02    124,771   2.48%     1.55%      2.45%
Fidelity VIP Asset Manager Portfolio - Service Class 2
   Platinum Investor                                                  104,375  10.16  1,060,848   2.53%     1.35%      2.39%
   Platinum Investor Immediate VA                                          15  10.77        164   2.77%     0.55%      3.21%
Fidelity VIP Contrafund Portfolio - Service Class 2
   Platinum Investor                                                  296,415  12.20  3,617,040   0.12%     1.35%     15.09%
   Platinum Investor Immediate VA                                          15  12.85        193   0.14%     0.55%     16.01%
Fidelity VIP Equity-Income Portfolio - Service Class 2
   Platinum Investor                                                  324,989  11.32  3,678,950   1.49%     1.35%      4.16%
   Platinum Investor Immediate VA                                          15  11.42        173   1.58%     0.55%      4.99%
Fidelity VIP Growth Portfolio - Service Class 2
   Platinum Investor                                                  356,109   6.90  2,455,781   0.28%     1.35%      4.09%
   Platinum Investor Immediate VA                                          15  10.93        163   0.30%     0.55%      4.93%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                   Investment
                                                                                Unit                 Income    Expense    Total
Divisions                                                             Units    Value   Net Assets   Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Fidelity VIP Index 500 Portfolio - Initial Class
   VAriety Plus                                                         24,000 $ 3.06 $     73,329    1.83%     1.55%      3.22%
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor Immediate VA                                           15  14.16          213    0.00%     0.55%     17.37%
Fidelity VIP Overseas Portfolio - Initial Class
   VAriety Plus                                                         11,906   2.81       33,413    0.66%     1.55%     17.22%
Franklin Templeton Franklin Small Cap Value Securities
   Fund - Class 2
   Platinum Investor Immediate VA                                           15  12.48          188    0.84%     0.55%      8.17%
Franklin Templeton Franklin U.S. Government Fund - Class 2
   Platinum Investor Immediate VA                                           15  10.53          161    4.81%     0.55%      1.84%
Franklin Templeton Mutual Shares Securities Fund - Class 2
   Platinum Investor Immediate VA                                           15  12.09          183    0.99%     0.55%      9.95%
Franklin Templeton Templeton Foreign Securities Fund - Class 2
   Platinum Investor                                                   138,882  11.72    1,628,330    1.20%     1.35%      8.70%
   Platinum Investor Immediate VA                                           15  12.60          191    1.28%     0.55%      9.57%
Franklin Templeton Templeton Global Asset Allocation
   Fund - Class 2
   Platinum Investor                                                   149,816  13.34    1,998,242    3.78%     1.35%      2.17%
Goldman Sachs VIT Capital Growth Fund - Institutional Shares
   Platinum Investor                                                    16,879   9.17      154,830    0.14%     1.35%      1.57%
Janus Aspen International Growth Portfolio - Service Shares
   Platinum Investor                                                    50,477  10.02      505,678    1.01%     1.35%     30.18%
   Platinum Investor Immediate VA                                           15  15.91          240    1.12%     0.55%     31.22%
Janus Aspen Mid Cap Growth Portfolio - Service Shares
   Platinum Investor                                                   153,369   5.72      877,861    0.00%     1.35%     10.53%
   Platinum Investor Immediate VA                                           15  12.70          190    0.00%     0.55%     11.41%
Janus Aspen Worldwide Growth Portfolio - Service Shares
   Platinum Investor                                                    79,130   6.60      522,124    1.03%     1.35%      4.16%
   Platinum Investor Immediate VA                                           15  11.36          173    1.30%     0.55%      4.99%
JPMorgan Mid Cap Value Portfolio
   Platinum Investor Immediate VA                                           15  12.32          187    0.21%     0.55%      8.61%
JPMorgan Small Company Portfolio
   Platinum Investor                                                    38,931  11.36      442,073    0.00%     1.35%      2.03%
   Platinum Investor Immediate VA                                           15  12.28          182    0.00%     0.55%      2.85%
LEVCO Equity Value Fund
   Select Reserve                                                        5,749   7.22       41,488    0.09%     0.40%      8.11%
MFS VIT Capital Opportunities Series - Initial Class
   Platinum Investor                                                   225,387   6.53    1,471,762    0.76%     1.35%      0.33%
   Platinum Investor Immediate VA                                           15  11.16          168    0.82%     0.55%      1.13%
MFS VIT Emerging Growth Series - Initial Class
   Platinum Investor                                                   530,893   8.75    4,647,795    0.00%     1.35%      7.73%
   Platinum Investor Immediate VA                                           15  11.90          180    0.00%     0.55%      8.59%
MFS VIT New Discovery Series - Initial Class
   Platinum Investor                                                    80,884   8.49      686,735    0.00%     1.35%      3.84%
   Platinum Investor Immediate VA                                           15  11.32          171    0.00%     0.55%      4.67%
MFS VIT Research Series - Initial Class
   Platinum Investor                                                   123,440   7.78      959,855    0.46%     1.35%      6.36%
   Platinum Investor Immediate VA                                           15  12.01          182    0.52%     0.55%      7.21%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                   Investment
                                                                                Unit                 Income    Expense    Total
Divisions                                                             Units    Value   Net Assets   Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Neuberger Berman AMT Balanced Portfolio - Class I
   VAriety Plus                                                          3,488 $ 2.52   $    8,784    0.84%     1.55%      7.51%
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Platinum Investor                                                   124,785   7.00      873,162    0.00%     1.35%     12.22%
   Platinum Investor Immediate VA                                           15  12.69          190    0.00%     0.55%     13.12%
Neuberger Berman AMT Partners Portfolio - Class I
   VAriety Plus                                                             --   2.98           --    0.00%     1.55%     16.24%
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           15  11.29          173    1.93%     0.55%      3.32%
Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Platinum Investor Immediate VA                                           15  13.33          202    1.09%     0.55%     13.68%
PIMCO VIT Real Return Portfolio - Administrative Class
   Platinum Investor                                                   272,974  14.99    4,090,747    2.79%     1.35%      0.73%
   Platinum Investor Immediate VA                                           15  10.84          167    2.98%     0.55%      1.53%
PIMCO VIT Short-Term Portfolio - Administrative Class
   Platinum Investor                                                   112,399  10.93    1,228,529    2.75%     1.35%      1.13%
   Platinum Investor Immediate VA                                           15  10.27          158    2.79%     0.55%      1.94%
PIMCO VIT Total Return Portfolio - Administrative Class
   Platinum Investor                                                   292,287  12.84    3,752,800    3.38%     1.35%      1.08%
   Platinum Investor Immediate VA                                           15  10.67          164    3.56%     0.55%      1.89%
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor                                                   158,465  10.70    1,695,800    1.27%     1.35%      4.75%
Pioneer Growth Opportunities VCT Portfolio - Class I
   Platinum Investor                                                   227,918  10.82    2,465,661    0.00%     1.35%      5.26%
Putnam VT Diversified Income Fund - Class IB
   Platinum Investor Immediate VA                                           15  11.07          170    8.07%     0.55%      2.49%
Putnam VT Growth and Income Fund - Class IB
   Platinum Investor                                                   253,973  10.65    2,704,763    1.58%     1.35%      3.82%
   Platinum Investor Immediate VA                                           15  11.28          173    1.70%     0.55%      4.65%
Putnam VT International Growth and Income Fund - Class IB
   Platinum Investor                                                    68,283  12.62      862,046    0.80%     1.35%     12.57%
   Platinum Investor Immediate VA                                           15  13.14          200    0.92%     0.55%     13.48%
Royce Small-Cap Portfolio
   Select Reserve                                                      112,695  13.43    1,514,045    0.00%     0.40%      8.13%
SunAmerica Aggressive Growth Portfolio - Class 1
   Platinum Investor Immediate VA                                           15  12.29          184    0.00%     0.55%      8.14%
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor Immediate VA                                           15  10.77          165    2.49%     0.55%      1.34%
UIF Core Plus Fixed Income Portfolio - Class I Shares
   GENERATIONS                                                         340,531   7.61    2,592,775    3.36%     1.40%      2.77%
UIF Emerging Markets Equity Portfolio - Class I Shares
   GENERATIONS                                                         313,888   7.78    2,442,958    0.37%     1.40%     32.00%
UIF Equity Growth Portfolio - Class I Shares
   GENERATIONS                                                         962,972   7.82    7,526,085    0.47%     1.40%     14.11%
   Platinum Investor                                                   162,385  10.11    1,641,901    0.47%     1.35%     14.16%
   Platinum Investor Immediate VA                                           15  12.25          187    0.48%     0.55%     15.08%
UIF Global Value Equity Portfolio - Class I Shares
   GENERATIONS                                                         591,614   8.32    4,925,118    0.97%     1.40%      4.36%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                   Investment
                                                                                Unit                 Income    Expense    Total
Divisions                                                             Units    Value   Net Assets   Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
UIF High Yield Portfolio - Class I Shares
   GENERATIONS                                                         516,940 $ 6.16 $  3,185,569    7.22%     1.40%     -0.34%
   Platinum Investor                                                   119,393  10.50    1,253,617    7.32%     1.35%     -0.29%
   Platinum Investor Immediate VA                                           15  10.92          167    7.55%     0.55%      0.50%
UIF International Magnum Portfolio - Class I Shares
   GENERATIONS                                                         531,709   6.34    3,368,662    1.13%     1.40%      9.53%
UIF U.S. Mid Cap Value Portfolio - Class I Shares
   GENERATIONS                                                         998,330  11.53   11,507,341    0.31%     1.40%     10.75%
UIF U.S. Real Estate Portfolio - Class I Shares
   GENERATIONS                                                         193,099  20.89    4,033,782    1.18%     1.40%     15.43%
UIF Value Portfolio - Class I Shares
   GENERATIONS                                                       1,135,936   8.19    9,305,629    1.30%     1.40%      3.11%
VALIC Company I Blue Chip Growth Fund
   Select Reserve                                                       10,893  11.23      122,382    0.17%     0.40%      5.48%
VALIC Company I Health Sciences Fund
   Select Reserve                                                        6,262  12.12       75,883    0.00%     0.40%     12.58%
VALIC Company I Income & Growth Fund
   Select Reserve                                                        4,702  11.46       53,905    1.88%     0.40%      4.14%
VALIC Company I International Equities Fund
   Platinum Investor                                                    80,670  10.38      837,658    1.64%     1.35%     15.42%
   Platinum Investor Immediate VA                                           15  13.23          203    1.84%     0.55%     16.34%
   Select Reserve                                                       24,224  11.27      272,893    1.81%     0.40%     16.52%
   VAriety Plus                                                         16,649   1.50       24,940    1.70%     1.55%     15.19%
VALIC Company I Mid Cap Index Fund
   Platinum Investor                                                   319,472  17.55    5,607,049    0.98%     1.35%     10.70%
   Platinum Investor Immediate VA                                           15  12.50          190    1.06%     0.55%     11.58%
   Select Reserve                                                       26,207  15.32      401,388    1.19%     0.40%     11.75%
VALIC Company I Money Market I Fund
   Platinum Investor                                                   228,434  10.89    2,488,367    2.88%     1.35%      1.35%
   Select Reserve                                                      878,323   6.00    5,270,144    2.60%     0.40%      2.32%
VALIC Company I Nasdaq-100 Index Fund
   Platinum Investor                                                   126,804   4.72      598,917    0.13%     1.35%     -0.11%
   Platinum Investor Immediate VA                                           15  11.19          166    0.14%     0.55%      0.69%
VALIC Company I Science & Technology Fund
   Platinum Investor                                                   103,739   3.93      407,328    0.00%     1.35%      1.95%
   Platinum Investor Immediate VA                                           15  10.79          161    0.00%     0.55%      2.76%
VALIC Company I Small Cap Index Fund
   Platinum Investor                                                    72,861  13.28      967,745    0.84%     1.35%      2.87%
   Platinum Investor Immediate VA                                           15  11.90          177    0.98%     0.55%      3.70%
VALIC Company I Social Awareness Fund
   VAriety Plus                                                            838   3.43        2,877    1.17%     1.55%      2.47%
VALIC Company I Stock Index Fund
   Platinum Investor                                                   665,355   9.22    6,132,525    1.46%     1.35%      3.16%
   Platinum Investor Immediate VA                                           15  11.21          172    1.58%     0.55%      3.99%
   Select Reserve                                                       60,862   9.93      604,481    1.47%     0.40%      4.14%
   VAriety Plus                                                         52,187   4.43      231,000    1.48%     1.55%      2.96%
Van Kampen Comstock Fund
   Other Contracts                                                     172,098  30.64    5,272,945    1.69%     0.75%      3.42%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                   Investment
                                                                                Unit                 Income    Expense    Total
Divisions                                                             Units    Value   Net Assets   Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
Van Kampen Corporate Bond Fund
   Other Contracts                                                      44,735 $ 6.87 $    307,396    4.68%     0.75%      1.69%
Van Kampen High Yield Fund
   Other Contracts                                                     979,118   5.66    5,541,048    7.35%     0.75%      0.52%
Van Kampen LIT Emerging Growth Portfolio - Class I
   GENERATIONS                                                       1,145,132  12.21   13,977,951    0.27%     1.40%      6.44%
Van Kampen LIT Enterprise Portfolio - Class I
   GENERATIONS                                                         669,685  16.49   11,043,888    0.76%     1.40%      6.65%
   Other Contracts (Deferred Load, Non-Qualified)                      782,241   6.35    4,966,677    0.71%     1.25%      6.81%
   Other Contracts (Deferred Load, Qualified)                               --   6.31           --    0.71%     1.25%      6.81%
   Other Contracts (Non-Qualified)                                      85,430   7.11      607,240    0.71%     0.75%      7.34%
   VAriety Plus                                                        198,357   3.20      634,874    0.70%     1.55%      6.49%
Van Kampen LIT Government Portfolio - Class I
   GENERATIONS                                                         443,927  12.76    5,662,366    4.37%     1.40%      2.10%
   Other Contracts (Deferred Load, Non-Qualified)                      337,054   4.42    1,489,718    4.14%     1.25%      2.25%
   Other Contracts (Deferred Load, Qualified)                            4,921   4.67       22,975    4.14%     1.25%      2.26%
   Other Contracts (Non-Qualified)                                      83,341   5.06      421,837    4.14%     0.75%      2.77%
   VAriety Plus                                                         75,733   2.50      189,701    3.58%     1.55%      1.95%
Van Kampen LIT Growth and Income Portfolio - Class I
   GENERATIONS                                                       3,811,200  11.02   41,987,846    1.17%     1.40%      8.46%
   Platinum Investor                                                   151,978  12.74    1,936,953    1.15%     1.35%      8.52%
   Platinum Investor Immediate VA                                           15  12.19          186    1.22%     0.55%      9.38%
Van Kampen LIT Money Market Portfolio - Class I
   GENERATIONS                                                         161,993   9.11    1,475,955    2.44%     1.40%      1.26%
   Other Contracts (Deferred Load, Non-Qualified)                      465,982   2.62    1,222,497    2.72%     1.25%      1.41%
   Other Contracts (Deferred Load, Qualified)                                -   2.62           --    2.72%     1.25%      1.41%
   Other Contracts (Non-Qualified)                                     133,316   2.94      392,415    2.72%     0.75%      1.92%
Van Kampen Reserve Fund
   Other Contracts                                                      64,470   4.21      271,546    2.25%     0.75%      1.53%
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor Immediate VA                                           15  11.04          169    8.14%     0.55%      2.19%
Vanguard VIF REIT Index Portfolio
   Platinum Investor Immediate VA                                           16  13.85          215    3.09%     0.55%     11.22%
WM VT Balanced Portfolio
   WM Advantage                                                     13,473,636   1.40   18,880,041    1.92%     1.40%      4.54%
   WM Strategic Asset Manager                                       24,705,106   9.14  225,771,616    1.87%     1.40%      4.54%
WM VT Conservative Balanced Portfolio
   WM Advantage                                                        288,776   1.29      371,321    2.25%     1.40%      3.14%
   WM Strategic Asset Manager                                        1,931,866   6.71   12,954,219    2.29%     1.40%      3.14%
WM VT Conservative Growth Portfolio
   WM Advantage                                                     15,531,551   1.37   21,205,847    1.19%     1.40%      5.55%
   WM Strategic Asset Manager                                       16,108,452   9.51  153,239,074    1.25%     1.40%      5.55%
WM VT Equity Income Fund
   WM Advantage                                                        979,696   1.78    1,741,099    1.60%     1.40%      8.74%
   WM Strategic Asset Manager                                        2,685,742   8.97   24,083,259    1.60%     1.40%      8.74%
WM VT Flexible Income Portfolio
   WM Advantage                                                      1,278,514   1.31    1,678,211    3.29%     1.40%      1.98%
   WM Strategic Asset Manager                                        5,803,431   7.81   45,312,895    3.37%     1.40%      1.98%

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

A summary of units outstanding, unit values, and net assets for the variable annuity contracts and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the year ended December 31, 2005 are as follows:

                                                                                                   Investment
                                                                                Unit                 Income    Expense    Total
Divisions                                                             Units    Value   Net Assets   Ratio (a) Ratio (b) Return (c)
------------------------------------------------------------------- ---------- ------ ------------ ---------- --------- ----------
WM VT Growth & Income Fund
   WM Advantage                                                      4,632,598 $ 2.68 $ 12,416,173    1.22%     1.40%      1.87%
   WM Strategic Asset Manager                                        4,258,719   6.28   26,733,524    1.21%     1.40%      1.87%
WM VT Growth Fund
   WM Advantage                                                      6,008,681   3.05   18,326,386    0.54%     1.40%      5.92%
   WM Strategic Asset Manager                                        3,259,242   6.67   21,737,762    0.52%     1.40%      5.92%
WM VT Income Fund
   WM Advantage                                                      4,965,639   1.84    9,161,455    5.88%     1.40%      0.98%
   WM Strategic Asset Manager                                        1,403,063   7.07    9,914,583    5.67%     1.40%      0.98%
WM VT International Growth Fund
   WM Advantage                                                      3,210,892   1.75    5,618,477    1.53%     1.40%     16.23%
   WM Strategic Asset Manager                                          518,465   6.26    3,246,202    1.50%     1.40%     16.23%
WM VT Mid Cap Stock Fund
   WM Advantage                                                        502,105   1.81      907,408    0.47%     1.40%     11.82%
   WM Strategic Asset Manager                                          674,912   9.04    6,098,498    0.45%     1.40%     11.82%
WM VT Money Market Fund
   WM Advantage                                                      1,104,687   1.30    1,434,891    2.66%     1.40%      1.16%
   WM Strategic Asset Manager                                        1,204,188   5.78    6,965,659    2.50%     1.40%      1.16%
WM VT Short Term Income Fund
   WM Advantage                                                      2,811,489   1.47    4,121,263    3.88%     1.40%      0.23%
   WM Strategic Asset Manager                                          431,283   6.51    2,806,059    3.63%     1.40%      0.23%
WM VT Small Cap Growth Fund
    WM Advantage                                                     3,235,146   1.93    6,245,387    0.00%     1.40%     -3.09%
    WM Strategic Asset Manager                                         585,522   5.93    3,473,852    0.00%     1.40%     -3.09%
WM VT Strategic Growth Portfolio
   WM Advantage                                                        693,922   1.27      884,329    0.61%     1.40%      6.22%
   WM Strategic Asset Manager                                        5,446,225  10.28   55,973,253    0.65%     1.40%      6.22%
WM VT U.S. Government Securities Fund
   WM Advantage                                                      4,247,688   1.63    6,912,207    4.39%     1.40%      0.85%
   WM Strategic Asset Manager                                        1,909,404   6.54   12,496,759    4.37%     1.40%      0.85%
WM VT West Coast Equity Fund
   WM Advantage                                                        692,401   1.65    1,143,012    0.78%     1.40%      7.07%
   WM Strategic Asset Manager                                        2,054,268  10.68   21,932,198    0.70%     1.40%      7.07%

(a) These amounts represent the dividends, excluding capital gain distributions from mutual funds, received by the Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reduction in the unit value. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying fund in which the Divisions invest.

(b) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each year indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(c) These amounts represent the total return for the years indicated, including changes in the value of the underlying Division, and reflect deductions for those expenses that result in a direct reduction to unit values. The total return does not include contract charges deducted directly from account values. For the years ended December 31, 2009, 2008, 2007, 2006 and 2005, a total return was calculated using the initial unit value for the Division if the Division became an available investment option during the year and the underlying Fund was not available at the beginning of the year.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     *    Fund Name Changes

          2006

          - Effective February 21, 2006, VALIC Company I Income & Growth Fund changed its name to VALIC Company I Core Value Fund.

          - Effective August 15, 2006, Van Kampen LIT Emerging Growth Portfolio - Class I changed its name to Van Kampen LIT Strategic Growth Portfolio - Class I.

          - Effective December 1, 2006, Credit Suisse Small Cap Growth Portfolio changed its name to Credit Suisse Small Cap Core I Portfolio.

          2007

          - Effective January 5, 2007, WM VT Equity Income Fund changed its name to Principal Equity Income Account I.

          - Effective January 5, 2007, WM VT Income Fund changed its name to Principal Income Account.

          - Effective January 5, 2007, WM VT Mid Cap Stock Fund changed its name to Principal MidCap Stock Account.

          - Effective January 5, 2007, WM VT U.S. Government Securities Fund changed its name to Principal Mortgage Securities Account.

          - Effective January 5, 2007, WM VT Balanced Portfolio changed its name to Principal SAM Balanced Portfolio.

          - Effective January 5, 2007, WM VT Conservative Balanced Portfolio changed its name to Principal SAM Conservative Balanced Portfolio.

          - Effective January 5, 2007, WM VT Conservative Growth Portfolio changed its name to Principal SAM Conservative Growth Portfolio.

          - Effective January 5, 2007, WM VT Flexible Income Portfolio changed its name to Principal SAM Flexible Income Portfolio.

          - Effective January 5, 2007, WM VT Strategic Growth Portfolio changed its name to Principal SAM Strategic Growth Portfolio.

          - Effective January 5, 2007, WM VT Short Term Income Fund changed its name to Principal Short-Term Income Account.

          - Effective January 5, 2007, WM VT West Coast Equity Fund changed its name to Principal West Coast Equity Account.

          - Effective May 1, 2007, MFS VIT Capital Opportunities Series - Initial Class changed its name to MFS VIT Core Equity Series - Initial Class.

          2008

          - Effective May 1, 2008, MFS VIT Emerging Growth Series - Initial Class changed its name to MFS VIT Growth Series - Initial Class.

          - Effective May 1, 2008, UIF Equity Growth Portfolio - Class I Shares changed its name to UIF Capital Growth Portfolio - Class I Shares.

          - Effective May 1, 2008, VALIC Company I Blue Chip Growth Fund changed its name to AIG Retirement Company I Blue Chip Growth Fund.

          - Effective May 1, 2008, VALIC Company I Core Value Fund changed its name to AIG Retirement Company I Core Value Fund.

          - Effective May 1, 2008, VALIC Company I Health Sciences Fund changed its name to AIG Retirement Company I Health Sciences Fund.

          - Effective May 1, 2008, VALIC Company I International Equities Fund changed its name to AIG Retirement Company I International Equities Fund.

          - Effective May 1, 2008, VALIC Company I Mid Cap Index Fund changed its name to AIG Retirement Company I Mid Cap Index Fund.

          - Effective May 1, 2008, VALIC Company I Money Market I Fund changed its name to AIG Retirement Company I Money Market I Fund.

          - Effective May 1, 2008, VALIC Company I Nasdaq-100 Index Fund changed its name to AIG Retirement Company I Nasdaq-100 Index Fund.

          - Effective May 1, 2008, VALIC Company I Science & Technology Fund changed its name to AIG Retirement Company I Science & Technology Fund.

          - Effective May 1, 2008, VALIC Company I Small Cap Index Fund changed its name to AIG Retirement Company I Small Cap Index Fund.

          - Effective May 1, 2008, VALIC Company I Social Awareness Fund changed its name to AIG Retirement Company I Social Awareness Fund.

          - Effective May 1, 2008, VALIC Company I Stock Index Fund changed its name to AIG Retirement Company I Stock Index Fund.

          -    Effective May 1, 2008, Van Kampen LIT Strategic Growth Portfolio
               - Class I changed its name to Van Kampen LIT Capital Growth Portfolio - Class I.

          2009

          - Effective April 24, 2009, JPMorgan Small Company Portfolio changed its name to JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1.

          - Effective May 1, 2009, Credit Suisse Small Cap Core I Portfolio changed its name to Credit Suisse U.S. Equity Flex I Portfolio.

          - Effective May 1, 2009, Janus Aspen Mid Cap Growth Portfolio - Service Shares changed its name to Janus Aspen Enterprise Portfolio - Service Shares.

          -    Effective May 1, 2009, Janus Aspen International Growth Portfolio
               - Service Shares changed its name to Janus Aspen Overseas Portfolio - Service Shares.

          - Effective May 1, 2009, Janus Aspen Worldwide Growth Portfolio - Service Shares changed its name to Janus Aspen Worldwide Portfolio - Service Shares.

          - Effective May 1, 2009, Principal Equity Income Account I changed its name to Principal Equity Income Account.

          - Effective May 1, 2009, Principal LargeCap Blend Account changed its name to Principal LargeCap Blend Account II.

          - Effective May 1, 2009, Principal Growth Account changed its name to Principal LargeCap Growth Account.

          - Effective May 1, 2009, Principal SmallCap Growth Account changed its name to Principal SmallCap Growth Account II.

          - Effective May 1, 2009, AIG Retirement Company I Blue Chip Growth Fund changed its name to VALIC Company I Blue Chip Growth Fund.

          - Effective May 1, 2009, AIG Retirement Company I Core Value Fund changed its name to VALIC Company I Core Value Fund.

          - Effective May 1, 2009, AIG Retirement Company I Health Sciences Fund changed its name to VALIC Company I Health Sciences Fund.

          - Effective May 1, 2009, AIG Retirement Company I International Equities Fund changed its name to VALIC Company I International Equities Fund.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE G - FINANCIAL HIGHLIGHTS - CONTINUED

     *    Fund Name Changes - Continued

          2009 - Continued

          - Effective May 1, 2009, AIG Retirement Company I Mid Cap Index Fund changed its name to VALIC Company I Mid Cap Index Fund.

          - Effective May 1, 2009, AIG Retirement Company I Money Market I Fund changed its name to VALIC Company I Money Market I Fund.

          - Effective May 1, 2009, AIG Retirement Company I Nasdaq-100 Index Fund changed its name to VALIC Company I Nasdaq-100 Index Fund.

          - Effective May 1, 2009, AIG Retirement Company I Science & Technology Fund changed its name to VALIC Company I Science & Technology Fund.

          - Effective May 1, 2009, AIG Retirement Company I Small Cap Index Fund changed its name to VALIC Company I Small Cap Index Fund.

          - Effective May 1, 2009, AIG Retirement Company I Social Awareness Fund changed its name to VALIC Company I Social Awareness Fund.

          - Effective May 1, 2009, AIG Retirement Company I Stock Index Fund changed its name to VALIC Company I Stock Index Fund.

          - Effective June 30, 2009, Principal West Coast Equity Account changed its name to Principal Capital Appreciation Account.

          - Effective October 1, 2009, VALIC Company I Social Awareness Fund changed its name to VALIC Company I Global Social Awareness Fund.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG

In September 2008, AIG entered into an $85 billion revolving credit facility (the "Fed Facility") and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("New York Fed"). Pursuant to the Fed Facility, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock, with the payments attributable to the Series C Preferred Stock being approximately 79.8 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as converted and (ii) to the extent permitted by law, vote with AIG's common stock on all matters submitted to AIG shareholders and hold approximately 79.8 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as converted. The Series C Preferred Stock will remain outstanding even if the Fed Facility is repaid in full or otherwise terminates. The Fed Facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. The Company is not a guarantor of the Fed Facility obligations and it has not pledged any assets to secure those obligations.

On March 2, 2009, AIG and the New York Fed announced their intent to enter into a transaction pursuant to which AIG will transfer to the New York Fed preferred equity interests in newly-formed special purpose vehicles ("SPVs"), in settlement of a portion of the outstanding balance of the Fed Facility. Each SPV will have (directly or indirectly) as its only asset 100 percent of the common stock of an operating subsidiary of AIG (American International Assurance Company, Limited, together with American International Assurance Company (Bermuda) Limited ("AIA") in one case and American Life Insurance Company ("ALICO") in the other). AIG expects to own the common interests of each SPV. In exchange for the preferred equity interests received by the New York Fed, there would be a concurrent substantial reduction in the outstanding balance and maximum available amount to be borrowed on the Fed Facility. On June 25, 2009, AIG and the New York Fed entered into definitive agreements with respect to these transactions. These transactions closed on December 1, 2009. In exchange for the preferred interests received by the New York Fed, there was a $25 billion reduction in the outstanding balance and maximum amount available to be borrowed under the Fed Facility.

On March 2, 2009, AIG and the New York Fed also announced their intent to enter into a securitization transaction pursuant to which AIG will issue to the New York Fed senior certificates in one or more newly-formed SPVs backed by inforce blocks of life insurance policies in settlement of a portion of the outstanding balance of the Fed Facility. This transaction is no longer being pursued by AIG.

On April 17, 2009, AIG entered into an exchange agreement with the U.S. Department of the Treasury pursuant to which, among other things, the U.S. Department of the Treasury exchanged 4,000,000 shares of the Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock") for 400,000 shares of AIG's Series E Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series E Preferred Stock"). The exchange agreement permits the U.S. Department of the Treasury in certain circumstances to exchange a 10-year warrant to purchase 2,689,938.3 shares of common stock (the "Warrant") for 2,689,938.3 shares of Series C Preferred Stock. The Series D Preferred Stock and the Warrant were issued and sold by AIG pursuant to an agreement entered into on November 25, 2008, with the U.S. Department of the Treasury.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

On April 17, 2009, AIG and the New York Fed amended the terms of the Fed Facility to, among other things, remove the minimum 3.5 percent LIBOR rate. AIG also entered into a purchase agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury 300,000 shares of Series F Fixed Rate Non-Cumulative Perpetual Preferred Stock, par value $5.00 per share (the "Series F Preferred Stock"), each share with a zero initial liquidation preference, and a warrant to purchase up to 150 shares of common stock, par value $2.50 per share. Pursuant to the purchase agreement, the U.S. Department of the Treasury has committed for five years to provide immediately available funds in an amount up to $29.835 billion so long as (i) AIG is not a debtor in a pending case under Title 11 of the United States Code and (ii) the AIG Credit Facility Trust and the U.S. Department of the Treasury in the aggregate own more than 50 percent of the aggregate voting power of AIG's voting securities. The liquidation preference of AIG's Series F Preferred Stock will increase, on a pro rata basis, by the amount of any draw down on the commitment. The amount of funds available under the commitment will be decreased by the aggregate amount of financial assistance that the U.S. Department of the Treasury provides to AIG, its subsidiaries or any special purpose vehicle established by or for the benefit of AIG or any of its subsidiaries after April 17, 2009, unless otherwise specified by the U.S. Department of the Treasury, in its sole discretion, under the terms of such financial assistance.

Since September 2008, AIG has been working to protect and enhance the value of its key businesses, execute an orderly asset disposition plan and position itself for the future. AIG continually reassesses this plan to maximize value while maintaining flexibility in its liquidity and capital, and expects to accomplish these objectives over a longer time frame than originally contemplated. AIG has decided to retain the companies included in its Life Insurance & Retirement Services operations (including the Company and its subsidiaries) and will continue to own these companies for the foreseeable future.

In connection with the preparation of its annual report on Form 10-K for the fiscal year ended December 31, 2009, management of AIG assessed whether AIG has the ability to continue as a going concern for the next twelve months. Based on the U.S. government's continuing commitment, the already completed transactions and the other expected transactions with the New York Fed, plans of AIG's management to stabilize AIG's businesses and dispose of certain assets, and after consideration of the risks and uncertainties of such plans, management of AIG believes that it will have adequate liquidity to finance and operate AIG's businesses, execute its asset disposition plan and repay its obligations during this period. It is possible that the actual outcome of one or more of the plans of AIG's management could be materially different, or that one or more of the significant judgments or estimates of AIG's management about the potential effects of these risks and uncertainties could prove to be materially incorrect, or that the transactions with the New York Fed previously discussed fail to achieve the desired objectives. If one or more of these possible outcomes is realized and financing is not available, AIG may need additional U.S. government support to meet its obligations as they come due. Without additional support from the U.S. government, in the future there could be substantial doubt about AIG's ability to continue as a going concern. If AIG were not able to continue as a going concern, management believes this could have a material effect upon the Company and its operations.

On March 1, 2010, AIG announced a definitive agreement for the sale of the AIA Group, Limited, one of the world's largest pan-Asian life insurance companies, to Prudential plc for approximately $35.5 billion, including approximately $25 billion in cash, $8.5 billion in face value of equity and equity-linked securities, and $2.0 billion in face value of preferred stock of Prudential plc, subject to closing adjustments. The cash portion of the proceeds from the sale will be used to redeem the preferred interests of the special purpose vehicle held by the New York Fed with a liquidation preference of approximately $16 billion and to repay approximately $9 billion under the Fed Facility.

On March 8, 2010, AIG announced a definitive agreement for the sale of American Life Insurance Company, one of the world's largest and most diversified international life insurance companies, to MetLife, Inc. (MetLife) for approximately $15.5 billion, including $6.8 billion in cash and the remainder in equity securities of MetLife, subject to closing adjustments. The cash portion of the proceeds from this sale will be used to reduce the liquidation preference of the preferred interests of the special purpose vehicle held by the New York Fed.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT D
NOTES TO FINANCIAL STATEMENTS - CONTINUED

NOTE H - EVENTS RELATED TO AIG - CONTINUED

American International Group closed the sale of a portion of its asset management business to Pacific Century Group at the end of March 2010, and the divested portion of the asset management business has been branded as PineBridge Investments. In connection with the closing of the sale, the Company's investment advisory agreement previously entered into with AIG Global Investment Corp. was assigned to AIG Asset Management (U.S.), LLC ("AMG"), an American International Group affiliate, and the majority of the Company's invested assets are currently managed by AMG.

Additional information on AIG is publicly available in its regulatory filings with the U.S. Securities and Exchange Commission ("SEC"). Information regarding AIG as described above is qualified by regulatory filings AIG files from time to time with the SEC.

                         AMERICAN HOME ASSURANCE COMPANY

                                NAIC CODE: 19380

                      STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                       AMERICAN HOME ASSURANCE COMPANY

                    STATUTORY BASIS FINANCIAL STATEMENTS

                      DECEMBER 31, 2009, 2008 AND 2007

                              TABLE OF CONTENTS

Report of Independent Auditors............................................    2
Statements of Admitted Assets.............................................    3
Statements of Liabilities, Capital and Surplus............................    4
Statements of Income and Changes in Capital and Surplus...................    5
Statements of Cash Flow...................................................    6
Notes to Statutory Basis Financial Statements.............................    7

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholders of American Home Assurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, capital and surplus of American Home Assurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory statements of income and changes in capital and surplus, and cash flow for each of the three years then ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years then ended December 31, 2009.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years then ended December 31, 2009, on the basis of accounting described in Note 1.

As described in Note 2 to the financial statements, during 2009, the Company adopted SSAP No. 10R, Income Taxes - Revised, A Temporary Replacement to SSAP No. 10, and has reflected the effect of this adoption within Changes in accounting principles on the Statements of Changes in Capital and Surplus.


/s/ PricewaterhouseCoopers LLP

New York, NY

April 30, 2010

                         AMERICAN HOME ASSURANCE COMPANY

                          STATEMENTS OF ADMITTED ASSETS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2009 AND 2008
                                 (000'S OMITTED)

AS OF DECEMBER 31,                                                                2009          2008
------------------                                                            -----------   -----------
Cash and invested assets:
   Bonds, at amortized cost (market value: 2009 - $16,447,457;
      2008 - $13,274,193)                                                     $16,002,641   $13,907,986
   Stocks:
      Common stocks, at market value
         (cost: 2009 - $586,509; 2008 - $1,278,987)                             1,031,425     2,064,755
      Preferred stocks, primarily at carrying value (cost: 2009 - $107,923;
         2008 - $160,145)                                                         121,584       138,025
   Other invested assets, primarily at equity (cost: 2009 - $1,315,957;
      2008 - $1,505,810)                                                        1,382,807     1,555,659
   Short-term investments, at amortized cost (approximates market value)        1,322,118       228,165
   Cash                                                                            65,611       848,594
   Receivable for securities                                                        1,582         1,711
                                                                              -----------   -----------
         TOTAL CASH AND INVESTED ASSETS                                        19,927,768    18,744,895
                                                                              -----------   -----------
Investment income due and accrued                                                 207,602       191,761
Agents' balances or uncollected premiums:
   Premiums in course of collection                                               432,514       741,337
   Premiums and installments booked but deferred and not yet due                  386,394       408,671
   Accrued retrospective premiums                                               1,505,393     1,556,749
Amounts billed and receivable from high deductible policies                        12,387        23,162
Reinsurance recoverable on loss payments                                          504,738       645,764
Funds held by or deposited with reinsurers                                         24,762        19,148
Deposit accounting assets                                                           1,595       530,085
Deposit accounting assets - funds held                                             88,515        88,515
Federal and foreign income taxes recoverable from affiliate                       366,126       406,899
Net deferred tax assets                                                           709,846       446,613
Equities in underwriting pools and associations                                   581,017       699,244
Receivable from parent, subsidiaries and affiliates                                90,835       830,717
Other admitted assets                                                             141,657        84,408
                                                                              -----------   -----------
         TOTAL ADMITTED ASSETS                                                $24,981,149   $25,417,968
                                                                              ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                 STATEMENTS OF LIABILITIES, CAPITAL AND SURPLUS
                                 STATUTORY BASIS
                        AS OF DECEMBER 31, 2009 AND 2008
                    (000'S OMITTED EXCEPT SHARE INFORMATION)

AS OF DECEMBER 31,                                                         2009          2008
------------------                                                     -----------   -----------
                             Liabilities
Reserves for losses and loss adjustment expenses                       $13,482,501   $13,268,600
Unearned premium reserves                                                3,666,815     3,928,201
Commissions, premium taxes, and other expenses payable                     222,097       311,636
Reinsurance payable on paid loss and loss adjustment expenses              210,197       507,387
Funds held by company under reinsurance treaties                           153,878       173,173
Provision for reinsurance                                                   88,624        95,592
Ceded reinsurance premiums payable, net of ceding commissions              316,019       448,515
Retroactive reinsurance reserves - assumed                                   6,970         6,984
Retroactive reinsurance reserves - ceded                                    (2,028)       (4,907)
Deposit accounting liabilities                                             178,479       188,303
Deposit accounting liabilities - funds held                                     --       484,067
Collateral deposit liability                                               417,834       318,127
Payable to parent, subsidiaries and affiliates                              70,668        38,999
Other liabilities                                                          296,741       240,118
                                                                       -----------   -----------
   TOTAL LIABILITIES                                                    19,108,795    20,004,795
                                                                       -----------   -----------
                         Capital and Surplus
Common capital stock, $15.00 par value, 1,758,158 shares authorized,
   1,695,054 shares issued and outstanding                                  25,426        25,426
Capital in excess of par value                                           4,087,717     3,739,388
Unassigned surplus                                                       1,485,897     1,646,043
Special surplus tax - SSAP 10R                                             272,916            --
Special surplus funds from retroactive reinsurance                             398         2,316
                                                                       -----------   -----------
   TOTAL CAPITAL AND SURPLUS                                             5,872,354     5,413,173
                                                                       -----------   -----------
   TOTAL LIABILITIES, CAPITAL, AND SURPLUS                             $24,981,149   $25,417,968
                                                                       ===========   ===========

                See Notes to Statutory Basis Financial Statements

                       AMERICAN HOME ASSURANCE COMPANY

           STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS
                               STATUTORY BASIS
             FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                               (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008         2007
--------------------------------                                                    ----------   -----------   ----------
                                                   Statements of Income
Underwriting income:
   Premiums earned                                                                  $6,354,545   $ 7,393,221   $7,703,016
                                                                                    ----------   -----------   ----------
Underwriting deductions:
   Losses incurred                                                                   4,699,991     4,800,023    4,444,636
   Loss adjustment expenses incurred                                                   768,136       742,400      840,801
   Other underwriting expenses incurred                                              1,646,098     1,846,019    1,864,547
                                                                                    ----------   -----------   ----------
Total underwriting deductions                                                        7,114,225     7,388,442    7,149,984
                                                                                    ----------   -----------   ----------
NET UNDERWRITING (LOSS) INCOME                                                        (759,680)        4,779      553,032
                                                                                    ----------   -----------   ----------
Investment income:
   Net investment income earned                                                        791,263       912,331    1,019,018
   Net realized capital gains/(loss) (net of capital gains taxes: 2009 - $57,389;
      2008 - ($270,995); 2007 - $29,141)                                                93,056      (671,273)     117,037
                                                                                    ----------   -----------   ----------
NET INVESTMENT GAIN                                                                    884,319       241,058    1,136,055
                                                                                    ----------   -----------   ----------
Net loss from agents' or premium balances charged-off                                  (25,860)      (48,507)     (85,724)
Finance and service charges not included in premium                                      4,596        15,008       16,449
Other income                                                                            24,110       384,065       76,290
                                                                                    ----------   -----------   ----------
INCOME AFTER CAPITAL GAINS TAXES AND BEFORE FEDERAL INCOME TAXES                       127,485       596,403    1,696,102
Federal income tax (benefit) expense                                                  (122,307)      235,238      348,359
                                                                                    ----------   -----------   ----------
   NET INCOME                                                                       $  249,792   $   361,165   $1,347,743
                                                                                    ==========   ===========   ==========
                                              Changes in Capital and Surplus
Capital and surplus, as of December 31, previous year                               $5,413,173   $ 7,296,957   $6,211,853
   Adjustment to beginning surplus                                                     (32,602)          935      (56,532)
                                                                                    ----------   -----------   ----------
CAPITAL AND SURPLUS, AS OF JANUARY 1,                                                5,380,571     7,297,892    6,155,321
                                                                                    ----------   -----------   ----------
Changes in  accouting principles (refer to Note 2)
   Adoption of SSAP 10R                                                                272,916            --           --
   Adoption of SSAP 43R                                                                (12,429)           --           --
Other changes in capital and surplus:
   Net income                                                                          249,792       361,165    1,347,743
   Change in net unrealized capital gains (net of capital gains taxes:
      2009 - $(202,913);  2008 - ($94,517); 2007 - $131,952)                          (113,064)   (1,194,450)    (103,183)
   Change in net deferred income tax                                                    59,354       (40,420)     (73,791)
   Change in non-admitted assets                                                      (318,767)       47,173      184,885
   Change in provision for reinsurance                                                   6,968        20,252       12,980
   Paid in capital and surplus                                                         343,286       856,617      161,945
   Dividends to stockholder                                                                 --    (1,582,633)    (615,000)
   Other surplus adjustments                                                            (7,211)       (6,013)      (1,572)
   Foreign exchange translation                                                         10,938      (346,410)     227,629
                                                                                    ----------   -----------   ----------
      TOTAL OTHER CHANGES IN CAPITAL AND SURPLUS                                       231,296    (1,884,719)   1,141,636
                                                                                    ----------   -----------   ----------
CAPITAL AND SURPLUS, AS OF DECEMBER 31,                                             $5,872,354   $ 5,413,173   $7,296,957
                                                                                    ==========   ===========   ==========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                             STATEMENTS OF CASH FLOW
                                 STATUTORY BASIS
              FOR THE YEARS ENDED DECEMBER 31, 2009, 2008 AND 2007
                                 (000'S OMITTED)

FOR THE YEARS ENDED DECEMBER 31,                                                       2009          2008          2007
--------------------------------                                                    ----------   -----------   -----------
                                                   Cash From Operations
Premiums collected, net of reinsurance                                              $6,306,324   $ 6,928,614   $ 7,948,658
Net investment income                                                                  743,343       975,968     1,058,334
Miscellaneous (expense) income                                                          (2,769)      349,699         7,137
                                                                                    ----------   -----------   -----------
   SUB-TOTAL                                                                         7,046,898     8,254,281     9,014,129
                                                                                    ----------   -----------   -----------
Benefit and loss related payments                                                    4,597,184     5,083,511     3,805,525
Commission and other expense paid                                                    2,520,462     2,518,097     2,470,003
Dividends paid to policyholders                                                            233           108           123
Federal and foreign income taxes (recovered) paid                                     (296,845)      190,586       330,784
                                                                                    ----------   -----------   -----------
   NET CASH PROVIDED FROM OPERATIONS                                                   225,864       461,979     2,407,694
                                                                                    ----------   -----------   -----------
                                                   Cash From Investments
Proceeds from investments sold, matured, or repaid
   Bonds                                                                             4,332,397     7,091,835     4,926,616
   Stocks                                                                            1,731,884     2,999,022     3,450,014
   Other                                                                               222,781       468,262       269,849
                                                                                    ----------   -----------   -----------
   TOTAL PROCEEDS FROM INVESTMENTS SOLD, MATURED, OR REPAID                          6,287,062    10,559,119     8,646,479
                                                                                    ----------   -----------   -----------
Cost of investments acquired
   Bonds                                                                             6,666,144     5,302,577     5,748,239
   Stocks                                                                              496,025     2,918,679     3,296,552
   Other                                                                               107,966       227,385       772,178
                                                                                    ----------   -----------   -----------
   TOTAL COST OF INVESTMENTS ACQUIRED                                                7,270,135     8,448,641     9,816,969
                                                                                    ----------   -----------   -----------
   NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES                                (983,073)    2,110,478    (1,170,490)
                                                                                    ----------   -----------   -----------
                                       Cash From Financing and Miscellaneous Sources
Capital and surplus paid-in                                                             91,418       691,898            --
Intercompany receivable and payable, net                                               771,557    (1,798,258)      (26,540)
Net deposit on deposit-type contracts and other insurance                               74,417        36,501        71,282
Equities in underwriting pools and associations                                        125,605       507,442      (360,841)
Collateral deposit liability                                                            31,448       (36,789)     (258,127)
Borrowed funds                                                                              --      (304,398)      101,075
Dividends to stockholder                                                                    --    (1,582,633)     (615,000)
Other                                                                                  (26,266)      548,510        (4,145)
                                                                                    ----------   -----------   -----------
   NET CASH PROVIDED FROM (USED IN) FINANCING ACTIVITIES                             1,068,179    (1,937,727)   (1,092,296)
                                                                                    ----------   -----------   -----------
   EFFECT OF EXCHANGE RATE CHANGES ON CASH                                                  --            --         3,329
   NET CHANGE IN CASH AND SHORT-TERM INVESTMENTS                                       310,970       634,730       148,237
Cash and short-term investments:
   Beginning of year                                                                 1,076,759       442,029       293,792
                                                                                    ----------   -----------   -----------
   END OF YEAR                                                                      $1,387,729   $ 1,076,759   $   442,029
                                                                                    ==========   ===========   ===========

                See Notes to Statutory Basis Financial Statements

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 1 - ORGANIZATION AND SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

A.   ORGANIZATION

     American Home Assurance Company (the Company or American Home) is a direct wholly-owned subsidiary of Chartis U.S. Inc., a Delaware corporation (formerly known as AIG Commercial Insurance Group, Inc.), which is in turn owned by Chartis Inc., a Delaware corporation, (formerly known as AIU Holdings, Inc.). The Company's ultimate parent is American International Group, Inc. (the Ultimate Parent or AIG). See Notes 13 and 14 for information about recent developments regarding AIG and Chartis Inc.

     In July 2009, AIG rebranded its General Insurance Operations as Chartis. Chartis consists of Commercial Insurance (operating as Chartis U.S. Inc.), and Foreign General Insurance (operating as Chartis International).

     The Company writes substantially all lines of property and casualty insurance with an emphasis on U.S. commercial business. In addition to writing substantially all classes of business insurance, including large commercial or industrial property insurance, excess liability, inland marine, environmental, workers' compensation and excess and umbrella coverages, the Company offers many specialized forms of insurance such as aviation, accident and health, warranty, equipment breakdown, directors and officers liability, difference in conditions, kidnap-ransom, export credit and political risk, and various types of errors and omissions coverages. Through AIG's risk management operation, the Company provides insurance and risk management programs to large corporate customers. In addition, through AIG's risk finance operation, the Company provides its customized structured products and through the Private Client Group the Company provides personal lines insurance to high-net-worth individuals.

     The Company is a member of the Chartis U.S. Inc. Commercial Pool (the Commercial Pool). The names, the National Association of Insurance Commissioners (NAIC) company codes and inter-company pooling percentages of the Commercial Pool participants are as follows:

                                                                                                        Pool
                                                                                           NAIC    Participation
Company                                                                                  Co Code     Percentage
-------                                                                                  -------   -------------
(1) National Union Fire Ins. Co. of Pittsburgh, Pa. * (National Union)                    19445         38%
(2) American Home Assurance Company (American Home)                                       19380         36%
(3) Commerce and Industry Insurance Company  (C&I)                                        19410         11%
(4) Chartis Property Casualty Company (Chartis PC) (formerly AIG Casualty Company)        19402          5%
(5) New Hampshire Insurance Company (New Hampshire)                                       23841          5%
(6) The Insurance Company of the State of Pennsylvania (ISOP)                             19429          5%
(7) Chartis Casualty Company (formerly American International South Insurance Company)    40258          0%
(8) Granite State Insurance Company                                                       23809          0%
(9) Illinois National Insurance Co.                                                       23817          0%

*    Lead Company

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     The accompanying financial statements include the Company's U.S. operation and the operation of its Japan branch and its participation in the Chartis Overseas Association. As a consequence of the American Home Canadian Branch novation, the Canadian operations are included in the Statements of Income for the ten months ended November 1, 2008 and the year ended December 31, 2007.

     The Company accepts business mainly from insurance brokers, enabling selection of specialized markets and retention of underwriting control. Any licensed insurance broker is able to submit business to the Company, but such broker has no authority to commit the Company to accept risk. In addition, the Company utilizes certain managing general agents and third party administrators for policy issuance and administration, underwriting, and claims adjustment services.

     The Company has significant transactions with AIG and affiliates and participates in the Chartis U.S. Commercial Pool (formerly known as the National Union Commercial Pool). Refer to Note 5 for additional information.

B.   SUMMARY OF SIGNIFICANT STATUTORY BASIS ACCOUNTING POLICIES

     PRESCRIBED OR PERMITTED STATUTORY ACCOUNTING PRACTICES:

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York (NY SAP).

     NY SAP recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Law. The National Association of Insurance Commissioners Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed practices by the State of New York. The Superintendent of the New York Insurance Department (the Superintendent) has the right to permit other specific practices that deviate from prescribed practices.

     NY SAP has adopted certain accounting practices that differ from those set forth in NAIC SAP; specifically the prescribed practices of (1) allowing the discounting of workers compensation known case loss reserves on a non-tabular basis; under NAIC SAP, non-tabular discounting of reserves is not permitted; and (2) NY SAP Regulation 20 (Regulation 20) allows certain offsets to the provision for reinsurance that are not permitted under NAIC SAP.

     In 2007, the Superintendent permitted the Company to utilize audited financial statements prepared on a basis of accounting other than U.S. GAAP to value investments in limited partnerships and joint ventures; as of December 31, 2007, the aggregate value of limited partnerships and joint ventures to which this permitted practice applies is $30,616.

     A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by NY SAP is shown below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

DECEMBER 31,                                             2009         2008         2007
------------                                          ----------   ----------   ----------
NET INCOME, NY SAP                                    $  249,792   $  361,165   $1,347,743
State prescribed practices - (deduction):
   Non-tabular discounting                               (89,222)     (71,999)     (21,301)
                                                      ----------   ----------   ----------
NET INCOME, NAIC SAP                                  $  160,570   $  289,166   $1,326,442
                                                      ==========   ==========   ==========
STATUTORY SURPLUS, NY SAP                             $5,872,354   $5,413,173   $7,296,957
State prescribed or permitted practices - (charge):
   Non-tabular discounting                              (416,993)    (327,771)    (255,772)
   Credits for reinsurance                              (190,105)     (64,629)    (106,577)
   SSAP 48/SSAP 97                                            --           --      (30,616)
                                                      ----------   ----------   ----------
STATUTORY SURPLUS, NAIC SAP                           $5,265,256   $5,020,773   $6,903,992
                                                      ==========   ==========   ==========

     The use of all the aforementioned prescribed and permitted practices has not adversely affected the Company's ability to comply with the NAIC's risk based capital and surplus requirements for the 2009, 2008 and 2007 reporting periods.

     STATUTORY ACCOUNTING PRACTICES AND GENERALLY ACCEPTED ACCOUNTING
     PRINCIPLES:

     NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (GAAP). NAIC SAP and NY SAP vary in certain respects from GAAP. A description of certain of these accounting differences is set forth below:

     Under GAAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are deferred and amortized over the periods covered by the underlying policies or reinsurance agreements;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance, are restored to surplus;

     c. The equity in earnings of affiliates with ownership between 20.0% and 50.0% is included in net income, and investments in subsidiaries with greater than 50.0% ownership are consolidated;

     d.   Estimated undeclared dividends to policyholders are accrued;

     e. The reserves for losses and loss adjustment expenses (LAE) and unearned premium reserves are presented gross of ceded reinsurance by establishing a reinsurance asset;

     f. Debt and equity securities deemed to be available-for-sale and trading securities are reported at fair value. The difference between cost and fair value of securities available-for-sale is reflected net of related deferred income tax, as a separate component of accumulated other comprehensive income in shareholder's equity.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          For trading securities, the difference between cost and fair value is included in income, while securities held to maturity are valued at amortized cost;

     g. Direct written premium contracts that do not have sufficient risk transfer are treated as deposit accounting liabilities;

     h. Insurance and reinsurance contracts recorded as retroactive retain insurance accounting treatment if they pass the risk transfer test. If risk transfer is not met, no insurance accounting treatment is permitted. All income is then recognized based upon either the interest or recovery method; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. The provision for deferred income taxes is reported in the statement of income.

     j. Statutory accounting and GAAP are consistent for the accounting of structured settlement annuities where the reporting entity is the owner and payee, and where the claimant is the owner and payee and the reporting entity has been released from its obligation.

          GAAP distinguishes structured settlement annuities where the owner is the claimant and a legally enforceable release from the reporting entity's liability is obtained from those where the claimant is the owner and payee but the reporting entity has not been released from its obligation. GAAP requires the deferral of any gain resulting from the purchase of a structured settlement annuity where the claimant is the owner and payee yet the reporting entity has not been released from its obligation.

     Under NAIC SAP:

     a. Costs incidental to acquiring business related to premiums written and costs allowed by assuming reinsurers related to premiums ceded are immediately expensed;

     b. Statutory basis reserves, such as non-admitted assets and unauthorized reinsurance are charged directly to surplus;

     c. Subsidiaries are not consolidated. The equity in earnings of affiliates is included in unrealized appreciation/(depreciation) of investments which is reported directly in surplus. Dividends are reported as investment income;

     d.   Declared dividends to policyholders are accrued;

     e. The reserves for losses and LAE and unearned premium reserves are presented net of ceded reinsurance;

     f. NAIC investment grade debt securities are reported at amortized cost, while NAIC non-investment grade debt securities (NAIC rated 3 to 6) are reported at lower of cost or market;

     g. Direct written premium contracts are reported as insurance as long as policies are issued in accordance with insurance requirements;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     h. Insurance and reinsurance contracts deemed to be retroactive receive special accounting treatment. Gains or losses are recognized in the statement of income and surplus is segregated by the ceding entity to the extent of gains realized; and

     i. Deferred federal income taxes are provided for temporary differences for the expected future tax consequences of events that have been recognized in the Company's financial statements. Changes in deferred income taxes are charged directly to surplus and have no impact on statutory earnings. The admissibility of deferred tax assets is limited by statutory guidance.

     j. For structured settlement annuities where the claimant is the payee, statutory accounting treats these settlements as completed transactions and considers the earnings process complete (thereby allowing for immediate gain recognition), regardless of whether or not the reporting entity is the owner of the annuity.

     The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

     SIGNIFICANT STATUTORY ACCOUNTING PRACTICES:

     A summary of the Company's significant statutory accounting practices are as follows:

     Use of Estimates: The preparation of financial statements in conformity with NY SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. On an ongoing basis, the Company evaluates all of its estimates and assumptions. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from management's estimates. The significant estimates were used for loss and LAE, certain reinsurance balances, admissibility of deferred taxes, allowance for doubtful accounts and the carrying value of certain investments.

     Invested Assets: The Company's invested assets are accounted for as follows:

     - Short-term Investments: The Company considers all highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase to be short-term investments. Short-term investments are carried at amortized cost which approximates market value (as designated by the NAIC Securities Valuation Office).

          Bonds: Bonds with an NAIC designation of 1 and 2 are carried at amortized cost using the scientific method. Bonds with an NAIC designation of 3 to 6 are carried at the lower of amortized cost or market value. If a bond is determined to have an other-than-temporary impairment (OTTI) in value the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

          In periods subsequent to the recognition of an OTTI loss for bonds, the Company generally accretes the difference between the new cost basis and the cash flows expected to be collected, if applicable, as interest

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          income over the remaining life of the security based on the amount and timing of future estimated cash flows.

          Loan-backed and structured securities are carried at amortized cost and generally are more likely to be prepaid than other fixed maturities. As of December 31, 2009 and 2008, the market value of the Company's loan-backed and structured securities approximated $1,121,005 and $188,891, respectively. Loan-backed and structured securities include prepayment assumptions used at the purchase date and valuation changes caused by changes in estimated cash flow and are valued using the retrospective method. Prepayment assumptions for loan-backed and structured securities were obtained from independent third party services or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

     - Common and Preferred Stocks: Unaffiliated common stocks are carried principally at market value. Perpetual preferred stocks with an NAIC rating of P1 or P2 are carried at market value. Redeemable preferred stocks with an NAIC rating of RP1 or RP2 that are subject to a 100.0% mandatory sinking fund or paid in-kind are carried at amortized cost. All below investment grade, NAIC 3 to 6 preferred stocks, are carried at the lower of amortized cost or market values.

          Investments in affiliates for which the Company's ownership interest (including ownership interest of the Ultimate Parent and its subsidiaries) is less than 85.0% and whose securities are traded on a major exchange are included in common stock at the quoted market value less a discount as prescribed by NAIC SAP (discounted market value approach), with the exception of Transatlantic Holdings, Inc. (TRH), as more fully discussed below. The average discount rate for such investments was 16% and 7% as of December 31, 2009 and 2008, respectively. In 2008, the Company received approval from NY SAP to account for its investment in TRH based on the equity method in accordance with US GAAP financial statements and certain adjustments indicated by the NAIC Statements of Statutory Accounting Principles
          (SSAP) No. 97, Investments in SCA Entities, (SSAP 97). Prior to 2008, TRH was accounted for based on the discounted market value approach in accordance with paragraph 8(a) of SSAP 97. The impact to surplus due to this change in methodology was approximately $265,000. All other investments in affiliates are included in common stocks based on the net worth of the entity.

     - Other Invested Assets: Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements. Joint ventures and partnership investments are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains or losses. For investments in joint ventures and partnerships that are determined to have an OTTI in value, the cost basis is written-down to fair value as a new cost basis, with the corresponding charge to Net Realized Capital Gains/(Loss) as a realized loss.

     - Net Investment Gains: Net investment gains consist of net investment income earned and realized gains from the disposition or impairment of investments. Net investment income earned includes accrued interest, accrued dividends and distributions from partnerships and joint ventures. Investment income is recorded as earned. Realized gains on the disposition of investments are determined on the basis of the specific identification.

          Investment income due and accrued is assessed for collectability. The Company writes off investment income due and accrued when it is probable that the amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts over 90 days past due which have

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          not been written-off are non-admitted by the Company. As of December 31, 2009 and 2008, no investment income due and accrued was determined to be uncollectible or non-admitted.

     - Unrealized Gains (Losses): Unrealized gains (losses) on all stocks, bonds carried at market values, joint ventures, partnerships, and foreign currency translation are credited or charged to unassigned surplus.

     Other Than Temporary Impairment:

     The Company regularly evaluates its investments for OTTI in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investment portfolio.

     The Company's policy for determining OTTI has been established in accordance with prescribed SAP guidance, including SSAP Nos. 43R, 99 and INT 06-07. For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. For loan-backed and structured securities, when a credit-related OTTI is present, the amount of OTTI recognized as a realized loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected.

     In general, a security is considered a candidate for OTTI if it meets any of the following criteria:

          - Trading at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer); or

          - The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation, (ii) the issuer seeking protection from creditors under the bankruptcy law as or any similar laws intended for court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

          - The Company may not realize a full recovery on its investment, irrespective of the occurrence of one of the foregoing events.

     Common and preferred stock investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors include:

          -    The Company may not realize a full recovery on its investment;

          -    Fundamental credit issues of the issuer;

          - An intent to sell the investment prior to the recovery of cost of the investment;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     Limited partnership investments whose market value is less than its book value for a period greater than twelve months is considered a candidate for OTTI. Once a candidate for impairment has been identified, the investment must be analyzed to determine if any impairment would be considered other than temporary. Factors to consider include:

          - An order of liquidation or other fundamental credit issues with the partnership;

          - Evaluation of the cash flow activity between the Company and the partnership or fund during the year;

          - Evaluation of the current stage of the life cycle of the investment;

          - An intent to sell the investment prior to the recovery of cost of the investment;

          - Any other qualitative/quantitative factors that would indicate that an OTTI has occurred.

     If the analysis indicates that an OTTI has taken place, the investment is written down to fair value, which would become the new cost basis. The amount of the write down is to be accounted for as a realized loss.

     As described in Note 2 - Accounting Changes, the Company adopted a change in its OTTI accounting principle pertaining to loan-backed and structured securities in the third quarter of 2009 when it adopted SSAP No. 43R (Revised) - Loan-backed and Structured Securities (SSAP 43R). Under SSAP 43R, credit-related OTTI for loan-backed and structured securities is based on projected discounted cash flows, whereas, credit-related OTTI for loan-backed and structured securities was previously based on projected undiscounted cash flows under SSAP 43.

     Revenue Recognition: Direct written premiums are primarily earned on a pro-rata basis over the terms of the policies to which they relate. For policies with exposure periods greater than thirteen months, premiums are earned in accordance with the methods prescribed in NAIC Statement of Statutory Accounting Principles SSAP No. 65, Property and Casualty Contracts (SSAP 65). Accordingly, unearned premiums represent the portion of premiums written which are applicable to the unexpired terms of policies in force. Ceded premiums are amortized into income over the contract period in proportion to the protection received.

     Premium estimates for retrospectively rated policies are recognized within the periods in which the related losses are incurred. In accordance with SSAP No. 66, Retrospectively Rated Contracts (SSAP 66), the Company estimates accrued retrospectively rated premium adjustments using the application of historical ratios of retrospective rated premium development. The Company records accrued retrospectively rated premiums as an adjustment to earned premiums. The Company establishes nonadmitted assets for 100% of amounts recoverable where any agent's balance or uncollected premium has been classified as nonadmitted and thereafter for 10% of any amounts recoverable not offset by retrospective return premiums or collateral. At December 31, 2009 and 2008, accrued premiums related to the Company's retrospectively rated contracts amounted to $1,505,393 and $1,556,749, respectively, net of non-admitted premium balances of $60,232 and $72,597, respectively.

     Net written premiums that were subject to retrospective rating features were as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

For the years ended December 31,                                   2009       2008       2007
--------------------------------                                 --------   --------   --------
Net written premiums subject to retrospectively rated premiums   $526,445   $648,672   $811,018
Percentage of total net written premiums                              8.3%       9.5%      10.6%

     Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date. In accordance with SSAP No. 53, Property and Casualty Contracts - Premiums (SSAP 53), the Company records the audit premium estimates as an adjustment to written premium, and earns these premiums immediately. For premium estimates that result in a return of premium to the policyholder, the Company immediately reduces earned premiums. When the premium exceeds the amount of collateral held, a non-admitted asset (equivalent to 10.0% of this excess amount) is recorded.

     In accordance with SSAP 53, the Company reviews its ultimate losses with respect to its premium reserves. A premium deficiency liability is established if the premium reserves are not sufficient to cover the ultimate loss projection and associated acquisition expenses. Investment income is not considered in the calculation.

     For certain lines of business for which an insurance policy is issued on a claims-made basis, the Company offers to its insureds the option to purchase an extended reporting endorsement which permits the extended reporting of insured events after the termination of the claims-made contract. Extended reporting endorsements modify the discovery period of the underlying contract and can be for a defined period (e.g., six months, one year, five years) or an indefinite period. For defined reporting periods, premiums are earned over the term of the fixed period. For indefinite reporting periods, premiums are fully earned as written and loss and LAE liabilities associated with the unreported claims are recognized immediately.

     For warranty insurance, the Company will generally offer reimbursement coverage on service contracts issued by an authorized administrator and sold through a particular retail channel. Premiums are recognized over the life of the reimbursement policy in proportion to the expected loss emergence. The expected loss emergence can vary substantially by policy due to the characteristics of products sold by the retailer, the terms and conditions of service contracts sold as well as the duration of an original equipment manufacturer. The Company reviews all such factors to produce earnings curves which approximate the expected loss emergence for a particular contract in order to recognize the revenue earned.

     In accordance with SSAP No. 78, Multiple Peril Crop Insurance (SSAP 78), the Company elected to compute the unearned premium reserve associated with the Multiple Peril Crop Insurance program on a daily pro rata method as the Company did not believe it could demonstrate that the period of risk differs significantly from the contract period. The Company reduced its loss expenses for expense payments associated with catastrophe coverage by $159 and $219 in 2009 and 2008, respectively. The Company reduced its other underwriting expenses for expense payments associated with buy-up coverage by $21,973 and $400 in 2009 and 2008, respectively.

     Reinsurance: Ceded premiums, commissions, expense reimbursements and reserves related to ceded business are accounted for on a basis consistent with that used in accounting for the original contracts issued and the terms of the reinsurance contract. Ceded premiums are reported as a reduction of premium earned. Amounts applicable to ceded reinsurance for unearned premium reserves, and reserves for losses and LAE have been reported as a reduction of these items, and expense allowances received in connection with ceded reinsurance are accounted for

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     as a reduction of the related acquisition cost.

     Retroactive Reinsurance: Retroactive reinsurance reserves are reported separately in the balance sheet. Gains or losses are recognized in the Statement of Income as part of Other Income. Surplus gains are reported as segregated unassigned surplus until the actual retroactive reinsurance recovered exceeds the consideration paid.

     Deposit Accounting: Assumed and ceded reinsurance contracts which based on internal analysis, do not transfer a sufficient amount of insurance risk are recorded as deposit accounting transactions. In accordance with SSAP 62 and SSAP No. 75, Reinsurance Deposit Accounting An Amendment to SSAP No. 62, Property and Casualty Reinsurance, the Company records the net consideration paid or received as a deposit asset or liability, respectively. The deposit asset is reported as admitted if i) the assuming company is licensed, accredited or qualified by NY SAP; or ii) the collateral (i.e.: funds withheld, letters of credit or trusts) provided by the reinsurer meet all the requirements of NY SAP. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to other gain in the statement of income.

     High Deductible Policies: In accordance with SSAP 65, the Company establishes loss reserves for high deductible policies net of deductibles (or reserve credits). As of December 31, 2009 and 2008, the amount of reserve credits recorded for high deductibles on unpaid claims amounted to $3,608,545 and $3,613,086, respectively.

     The Company establishes a non-admitted asset for 10 percent of paid loss recoverables, on high deductible policies, in excess of collateral held on an individual insured basis, or for 100 percent of paid loss recoverables where no collateral is held. As of December 31, 2009 and 2008, the net amount billed and recoverable on paid claims was $44,670 and $64,016, respectively, of which $32,283 and $40,854, respectively, were non-admitted. Additionally, the Company establishes an allowance for doubtful accounts for such paid loss recoverables in excess of collateral and after non-admitted assets, and does not recognize reserve credits where paid loss credits are deemed by the Company to be uncollectible.

     Foreign Property Casualty Business: As agreed with the Company's domiciliary state, the Company accounts for its participation in the business of the Association by (a) recording its net (after pooling) participation of such business as direct writings in its statutory financial statements; (b) recording in the statements of income its participation in the results of underwriting and investment income; and,
     (c) recording in the statements of admitted assets and liabilities, capital and surplus, its participation in the significant insurance and reinsurance balances; its net participation in all other assets (such as the invested assets) and liabilities has been recorded in Equities in Underwriting Pools and Associations.

     Commissions and Underwriting Expenses: Commissions, premium taxes, and certain underwriting expenses related to premiums written are charged to income at the time the premiums are written and are included in Other Underwriting Expenses Incurred. In accordance with SSAP 62, the Company records a liability, equal to the difference between the acquisition cost and the reinsurance commissions received, on those instances where ceding commissions paid exceed the acquisition cost of the business ceded. The liability is amortized pro rata over the effective period of the reinsurance agreement in proportion to the amount of coverage provided under the reinsurance contract.

     Reserves for Losses and LAE: The reserves for losses and LAE, including IBNR losses, are determined on the

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are continually reviewed and updated as needed, and any resulting adjustments are recorded in the current period. Accordingly, losses and LAE are charged to income as incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy.

     The Company discounts its loss reserves on workers' compensation claims.

     The calculation of the Company's tabular discount is based upon the 1979-81 Decennial Mortality Table, and applying a 3.5% interest rate. Loss reserves and LAE reserves (net of reinsurance) subject to the tabular discounting were $2,383,737 and $2,263,861, as of December 31, 2009 and 2008,
     respectively. As of December 31, 2009 and 2008, the Company's tabular discount amounted to $240,933 and $263,886, respectively, all of which were applied against the Company's case reserves.

     The calculation of the Company's non-tabular discount is based upon the Company's own payout pattern and a 5.0% interest rate as prescribed by NY SAP. Loss and LAE reserves (net of reinsurance) subject to the non-tabular discounting were $2,383,737 and $2,263,861 as of December 31, 2009 and 2008, respectively. As of December 31, 2009 and 2008, the Company's non-tabular discount amounted to $416,993 and $327,771, respectively, all of which were applied against the Company's case reserves.

     Foreign Exchange: Assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the close of the reporting period. Revenues, expenses, gains, losses and surplus adjustments are translated using weighted average exchange rates. Unrealized gains and losses from translating balances from foreign currency into United States currency are recorded as adjustments to surplus. Realized gains and losses resulting from foreign currency transactions are included in income in Other Income.

     Statutory Basis Reserves: Certain required statutory basis reserves, principally the provision for reinsurance, are charged to surplus and reflected as a liability of the Company.

     Policyholders' Dividends: Dividends to policyholders are charged to income as declared.

     Capital and Surplus: Common capital stock and capital in excess of par value represents amounts received by the Company in exchange for shares issued. The common capital stock represents the number of shares issued multiplied by par value per share. Capital in excess of par value represents the value received by the Company in excess of the par value per share and subsequent capital contributions in cash or in kind from its shareholder.

     Non-Admitted Assets: Certain assets, principally electronic data processing
     (EDP) equipment, software, leasehold improvements, certain overdue agents' balances, accrued retrospective premiums, certain deposit accounting assets that do not meet all the State of New York's requirements for admissibility, prepaid expenses, certain deferred taxes that exceed statutory guidance and unsupported current taxes are designated as non-admitted assets and are directly charged to Unassigned Surplus. EDP equipment primarily consists of non-operating software and is depreciated over its useful life, generally not exceeding 5 years. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the leasehold improvement. In connection therewith, for the years ended December 31, 2009 and 2008, depreciation and amortization expense amounted to $22,999 and $25,260, and accumulated depreciation as of December 31, 2009 and 2008 amounted to $122,835

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     and $141,379, respectively.

     Reclassifications: Certain balances contained in the 2008 and 2007 financial statements have been reclassified to conform to the current year's presentation.

NOTE 2 - ACCOUNTING ADJUSTMENTS TO STATUTORY BASIS FINANCIAL STATEMENTS

A. CHANGES IN ACCOUNTING PRINCIPLES:

SSAP 43R

In the third quarter of 2009, the Company adopted SSAP 43R. Pursuant to SSAP 43R, if the fair value of a loan-backed or structured security is less than its amortized cost basis at the balance sheet date, an entity shall assess whether the impairment is other-than temporary. When an impairment is present, SSAP 43R requires the recognition of credit-related OTTI for loan-backed and structured securities when the projected discounted cash flows for a particular security are less than the security's amortized cost. When a credit-related OTTI is present, the amount of OTTI recognized as a realized loss shall be equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected. Under the prescribed OTTI guidance for loan-backed and structured securities in the SSAP 43 that was in effect prior to the third quarter of 2009, OTTI was recognized when the amortized cost basis of a security exceeded undiscounted cash flows and such securities were written down to the amount of the undiscounted cash flows.

SSAP 43R required application to existing and new investments held by a reporting entity on or after September 30, 2009. The guidance in SSAP 43R that was effective in the third quarter of 2009 required the identification of all the loan-backed and structured securities for which an OTTI had been previously recognized and may result in OTTI being recognized on certain securities that previously were not considered impaired under SSAP 43. For this population of securities, if a reporting entity did not intend to sell the security, and had the intent and ability to retain the investment in the security for a period of time sufficient to recover the amortized cost basis, the reporting entity should have recognized the cumulative effect of initially applying SSAP 43R as an adjustment to the opening balance of unassigned funds with a corresponding adjustment to applicable financial statement elements.

As a result of the adoption of SSAP 43R, the Company recognized the following cumulative effect adjustment (CEA) in its 2009 Annual Statement, net of the related tax effect:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                      Direct (Charge) or Credit
                                                                        to Unassigned Surplus
                                                                      -------------------------
Gross cumulative effect adjustment (CEA) - Net increase in the
amortized cost of loan-backed and structured securities at adoption           $(19,122)
Deferred tax on gross CEA                                                        6,693
                                                                              --------
Net cumulative effect of Change in Accounting Principle included in
the Statement of Capital and Surplus                                          $(12,429)
                                                                              ========

SSAP 10R

The Company accounted its income taxes in accordance with SSAP 10, Income Taxes. On December 7, 2009, the NAIC voted to approve SSAP No. 10R, Income Taxes - Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). The new standard is effective December 31, 2009 for 2009 and 2010 interim and annual periods. The Company adopted SSAP 10R to account for its income taxes in its 2009 annual filing. Income tax expense and deferred tax are recorded, and deferred tax assets are admitted in accordance with SSAP 10R. In addition to the admissibility test on deferred tax assets, SSAP 10R requires assessing the need for a valuation allowance on deferred tax assets. In accordance with the additional requirements, the Company assesses its ability to realize deferred tax assets primarily based on the earnings history, the future earnings potential, the reversal of taxable temporary differences, and the tax planning strategies available to the Company when recognizing deferred tax assets.

In its 2009 annual filing, the Company admitted additional deferred tax assets of $272,916 as a result of the adoption of SSAP 10R. See Note 9 herein for further discussion.

Presentation of Hybrid Securities

Effective January 1, 2009, the NAIC requires that any hybrid securities meeting the NAIC's definition be reported as bonds. The NAIC defines hybrid securities as those securities whose proceeds are accorded some degree of equity treatment by one or more of the nationally recognized statistical rating organizations and/or which are recognized as regulatory capital by the issuer's primary regulatory authority. Hybrid securities are designed with characteristics of debt and of equity and are intended to provide protection to the issuer's senior note holders. Hybrid securities are sometimes referred to as capital securities.

Prior to January 1, 2009, pursuant to the NAIC's short-term reporting guidance, all hybrid securities were reported as preferred stocks, except for those hybrid securities that had specifically been classified as bonds by the Securities Valuation Office (SVO) of the NAIC. The Company reported hybrid securities totaling $72,396 and $112,000 as of December 31, 2009 and 2008, respectively. This change had no impact to the Statements of Income and Changes in Capital and Surplus.

B. OTHER ADJUSTMENTS TO SURPLUS:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The Company has dedicated significant effort to the resolution of ongoing weaknesses in internal controls. As a result of these remediation efforts, management concluded that adjustments should be made to the assets, liabilities, and surplus to policyholders Capital and Surplus as reported in the Company's 2008, 2007 and 2006 annual statutory basis financial statements. While these adjustments were noteworthy, after evaluating the quantitative and qualitative aspects of these corrections, the Company concluded that its prior period financial statements were not materially misstated and, therefore, no restatement was required. These adjustments resulted in an after tax statutory (charges) credits that in accordance with SSAP No. 3 Accounting Changes and Correction of Errors, have been reported as an adjustment to unassigned surplus as of January 1, 2009, 2008 and 2007. The impact of these adjustments on policyholder surplus as of January 1, 2009, 2008 and 2007 is as follows:

                                                                           POLICYHOLDERS   TOTAL ADMITTED      TOTAL
                                                                              SURPLUS          ASSETS       LIABILITIES
                                                                           -------------   --------------   -----------
BALANCE AT DECEMBER 31, 2008                                                $5,413,173       $25,417,968    $20,004,795
Adjustments to beginning Capital and Surplus:
   Asset realization                                                            30,679            30,679             --
   Liability correction                                                        (97,307)               --         97,307
   Federal income taxes (includes $5,044 of deemed capital contribution)        34,026            34,026             --
                                                                            ----------       -----------    -----------
      TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS                       (32,602)           64,705         97,307
                                                                            ----------       -----------    -----------
BALANCE AT JANUARY 1, 2009, AS ADJUSTED                                     $5,380,571       $25,482,673    $20,102,102
                                                                            ==========       ===========    ===========

An explanation for each of the adjustments for prior period corrections is described below:

The increase in admitted assets is primarily the result of: (a) adjustments reported by the Association as of December 31, 2009 (carrying value of affiliates, foreign exchange, and reinsurance balances); (b) the reversal of a duplicate reinsurance payable balance (which had been netted against reinsurance recoverables); and (c) increases to the carrying values of certain affiliates.

The increase in liabilities is primarily the result of: (a) adjustments to historical carried case and unearned premium reserves; (b) an adjustment to the revenue recognition policy for a specific insurance contract, resulting in the re-establishment of unearned premium reserves; (c) the accrual of an unrecorded liability for claim handling expenses; and (d) several remediation-related reinsurance accounting adjustments (such as: reconciliation adjustments, and insolvency/commutation write-offs).

The decrease in Federal Income taxes is primarily the result of: (a) non-admitted prior year income tax receivables that were not settled at year end; (b) adjustment to tax discounting on loss reserves for workers' compensation; (c) deferred tax asset reconciliation to book unrealized gains and unrealized foreign exchange gains, offset by corresponding changes in nonadmitted tax assets; (d) removal of duplicated tax deduction for affiliate dividends; and (e) tax deduction for nontaxable book gain.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                 POLICYHOLDERS   TOTAL ADMITTED      TOTAL
                                                                     SURPLUS         ASSETS       LIABILITIES
                                                                 -------------   --------------   -----------
BALANCE AT DECEMBER 31, 2007                                      $7,296,957       $28,856,420    $21,559,463
Adjustments to beginning Capital and Surplus:
   Asset realization                                                  (9,156)           (9,156)            --
   Liability correction                                               15,525                --        (15,525)
   Federal income taxes, net of capital adjustments of $58,700        (5,434)           (5,434)            --
                                                                  ----------       -----------    -----------
      TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS                 935           (14,590)       (15,525)
                                                                  ----------       -----------    -----------
BALANCE AT JANUARY 1, 2008, AS ADJUSTED                           $7,297,892       $28,841,830    $21,543,938
                                                                  ==========       ===========    ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset realization: The Company identified that a commuted retroactive ceded reinsurance reserve asset should have been written-off in a prior year.

Liability correction: The Company determined that certain inter company balances relating to American Home's Japan Branch were unsupported.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to an increase in provisions for potential tax exposures, and corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company, resulting in no impact in the table above.

                                                           POLICYHOLDERS   TOTAL ADMITTED      TOTAL
                                                              SURPLUS          ASSETS       LIABILITIES
                                                           -------------   --------------   ------------
BALANCE AT DECEMBER 31, 2006                                $6,211,853      $28,409,596      $22,197,743
Adjustments to beginning Capital and Surplus:
   Federal income taxes                                        (79,156)         (79,156)              --
   Goodwill                                                      2,146            2,146               --
   Asset admissibility                                           5,841            5,841               --
   Expense recognition                                          14,637               --          (14,637)
                                                            ----------      -----------      -----------
      TOTAL ADJUSTMENTS TO BEGINNING CAPITAL AND SURPLUS       (56,532)         (71,169)         (14,637)
                                                            ----------      -----------      -----------
BALANCE AT JANUARY 1, 2007, AS ADJUSTED                     $6,155,321      $28,338,427      $22,183,106
                                                            ==========      ===========      ===========

An explanation for each of the adjustments for prior period corrections is described below:

Asset admissibility: The Company determined that certain receivables for high deductible policies and other assets should have been admitted.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

Goodwill: Correction of the amortization of goodwill.

Expense recognition: The Company determined that certain revisions to commissions expense related to certain accident and health contracts were needed.

Federal income taxes (current and deferred): The change in federal income tax expense is primarily related to (i) the appropriate characterization as a settlement of an intercompany balance impacting unassigned surplus rather than a capital contribution with no impact to total capital and surplus; (ii) an increase in provisions for potential tax exposures; and (iii) corrections to the deferred income tax inventory and the current tax receivable. Certain corrections to gross deferred tax assets were non-admitted by the Company resulting in no impact in the table above.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 3 - INVESTMENTS

STATUTORY FAIR VALUE OF FINANCIAL INSTRUMENTS:

The following table presents the carrying amount and statutory fair values of the Company's financial instruments as of December 31, 2009 and 2008.

                                               2009                       2008
                                     -------------------------   -------------------------
                                       CARRYING     STATUTORY      CARRYING     STATUTORY
                                        AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                     -----------   -----------   -----------   -----------
Assets:
   Bonds                             $16,002,641   $16,447,457   $13,907,986   $13,274,193
   Common stocks                       1,031,425     1,031,425     2,064,755     2,064,755
   Preferred stocks                      121,584       121,933       138,025       138,025
   Other invested assets               1,382,807     1,382,807     1,555,659     1,555,659
   Cash and short-term investments     1,387,729     1,387,729     1,076,759     1,076,759
   Receivable for securities               1,582         1,582         1,711         1,711
   Equities in underwriting pools
      and associations                   581,017       581,017       699,244       699,244
Liabilities:
   Collateral deposit liability      $   417,834   $   417,834   $   318,127   $   318,127

The methods and assumptions used in estimating the statutory fair values of financial instruments are as follows:

     - The fair values of bonds, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arms length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchange, broker or custodian or SVO.

     - The statutory fair values of affiliated common stock are based on the underlying equity of the respective entity's financial statements, except for publicly traded affiliates which are based on quoted market values.

     - Other invested assets include primarily partnerships and joint ventures. Fair values are based on the net asset value of the respective entity's financial statements.

     - The carrying value of all other financial instruments approximates fair value.

The amortized cost and market values of the Company's bond investments as of December 31, 2009 and 2008 are outlined in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                                    GROSS        GROSS
                                                                    AMORTIZED    UNREALIZED   UNREALIZED      MARKET
                                                                       COST         GAINS       LOSSES         VALUE
                                                                   -----------   ----------   ----------   -----------
AS OF DECEMBER 31, 2009
   U.S. governments                                                $   540,549    $  3,443     $  7,737    $   536,255
   All other governments                                               489,169      10,356        2,997        496,528
   States, territories and possessions                               2,315,485     128,208       13,486      2,430,207
   Political subdivisions of states, territories and possessions     3,090,767     133,226        5,565      3,218,428
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and
      authorities and their political subdivisions                   7,893,035     261,797       50,132      8,104,700
   Hybrid securities                                                    76,728          70        4,402         72,396
   Industrial and miscellaneous                                      1,596,908      20,397       28,362      1,588,943
                                                                   -----------    --------     --------    -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2009                         $16,002,641    $557,497     $112,681    $16,447,457
                                                                   ===========    ========     ========    ===========
AS OF DECEMBER 31, 2008
   U.S. governments                                                $   342,814    $ 17,532     $    857    $   359,489
   All other governments                                               237,743       5,372           71        243,044
   States, territories and possessions                               2,477,551      62,833       65,735      2,474,649
   Political subdivisions of states, territories and possessions     2,937,737      51,776       68,565      2,920,948
   Special revenue and special assessment obligations and all non-guaranteed obligations of agencies and
      authorities and their political subdivisions                   6,841,572      81,971      442,673      6,480,870
   Hybrid securities                                                   117,650          18        5,668        112,000
   Public utilities                                                     37,551         490           --         38,041
   Industrial and miscellaneous                                        915,368       4,936      275,152        645,152
                                                                   -----------    --------     --------    -----------
      TOTAL BONDS, AS OF DECEMBER 31, 2008                         $13,907,986    $224,928     $858,721    $13,274,193
                                                                   ===========    ========     ========    ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The amortized cost and market values of bonds at December 31, 2009, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

                                          AMORTIZED       MARKET
                                             COST         VALUE
                                         -----------   -----------
Due in one year or less                  $    80,365   $    82,322
Due after one year through five years      1,944,951     2,009,077
Due after five years through ten years     3,618,623     3,754,341
Due after ten years                        9,225,715     9,480,712
Structured securities                      1,132,987     1,121,005
                                         -----------   -----------
   TOTAL BONDS                           $16,002,641   $16,447,457
                                         ===========   ===========

Proceeds from sales and gross realized gains and gross realized losses were as follows:

FOR THE YEARS ENDED DECEMBER 31,            2009                       2008                      2007
--------------------------------   -----------------------   -----------------------   -----------------------
                                                  EQUITY                    EQUITY                    EQUITY
                                      BONDS     SECURITIES      BONDS     SECURITIES      BONDS     SECURITIES
                                   ----------   ----------   ----------   ----------   ----------   ----------
Proceeds from sales                $3,921,920   $1,636,318   $6,117,426   $2,755,122   $4,142,868   $2,980,634
Gross realized gains                   36,760      628,427       80,829      255,843       83,609      191,600
Gross realized losses                  46,196      225,886      125,139      487,333       17,451      151,981

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The cost or amortized cost and market value of the Company's common and preferred stocks as of December 31, 2009 and 2008 are set forth in the table below:

                                          DECEMBER 31, 2009
                    -------------------------------------------------------------
                     COST OR       GROSS        GROSS
                    AMORTIZED   UNREALIZED   UNREALIZED     MARKET      CARRYING
                       COST        GAINS       LOSSES        VALUE        VALUE
                    ---------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated        $183,313    $  9,594     $ 55,546    $  137,361   $  137,361
   Non-affiliated     403,196     535,657       44,789       894,064      894,064
                     --------    --------     --------    ----------   ----------
      TOTAL          $586,509    $545,251     $100,335    $1,031,425   $1,031,425
                     ========    ========     ========    ==========   ==========
Preferred stocks:
   Non-affiliated    $107,923    $ 14,066     $     55    $  121,933   $  121,584
                     --------    --------     --------    ----------   ----------
      TOTAL          $107,923    $ 14,066     $     55    $  121,933   $  121,584
                     ========    ========     ========    ==========   ==========

                                           DECEMBER 31, 2008
                    --------------------------------------------------------------
                      COST OR       GROSS       GROSS
                     AMORTIZED   UNREALIZED   UNREALIZED     MARKET      CARRYING
                       COST         GAINS       LOSSES        VALUE        VALUE
                    ----------   ----------   ----------   ----------   ----------
Common stocks:
   Affiliated       $  494,547   $  981,812    $130,781    $1,345,578   $1,345,578
   Non-affiliated      784,440       86,171     151,434       719,177      719,177
                    ----------   ----------    --------    ----------   ----------
      TOTAL         $1,278,987   $1,067,983    $282,215    $2,064,755   $2,064,755
                    ==========   ==========    ========    ==========   ==========
Preferred stocks:
   Non-affiliated   $  160,145   $    1,878    $ 23,998    $  138,025   $  138,025
                    ----------   ----------    --------    ----------   ----------
      TOTAL         $  160,145   $    1,878    $ 23,998    $  138,025   $  138,025
                    ==========   ==========    ========    ==========   ==========

The Company held no derivative investment as of December 31, 2009.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The fair market value together with the aging of the gross pre-tax unrealized losses with respect to the Company's bonds and stocks as of December 31, 2009 and 2008 is set forth in the table below:

                                                                          GREATER
                                            12 MONTHS OR LESS          THAN 12 MONTHS               TOTAL
                                         -----------------------   ---------------------   -----------------------
                                            FAIR      UNREALIZED     FAIR     UNREALIZED      FAIR      UNREALIZED
DESCRIPTION OF SECURITIES                   VALUE       LOSSES       VALUE      LOSSES        VALUE       LOSSES
-------------------------                ----------   ----------   --------   ----------   ----------   ----------
As of December 31, 2009:
   U. S. governments                     $  459,676    $  7,737    $     --     $    --    $  459,676    $  7,737
   All other governments                    101,140         635      35,900       2,362       137,040       2,997
   States, territories and possessions      207,104       6,894      62,643       6,592       269,747      13,486
   Political subdivisions of states,
      territories and possessions           236,002       5,065      15,884         500       251,886       5,565
   Special revenue                          895,012      15,437     596,657      34,695     1,491,669      50,132
   Hybrid securities                         21,811       4,402          --          --        21,811       4,402
   Industrial and miscellaneous             284,987      27,845         660         517       285,647      28,362
                                         ----------    --------    --------     -------    ----------    --------
   TOTAL BONDS                            2,205,732      68,015     711,744      44,666     2,917,476     112,681
                                         ----------    --------    --------     -------    ----------    --------
   Affiliated                                79,958      44,519      24,300      11,027       104,258      55,546
   Non-affiliated                            72,640      19,952      66,442      24,837       139,082      44,789
                                         ----------    --------    --------     -------    ----------    --------
   Common stock                             152,598      64,471      90,742      35,864       243,340     100,335
                                         ----------    --------    --------     -------    ----------    --------
   Preferred stock                           11,739          55          --          --        11,739          55
                                         ----------    --------    --------     -------    ----------    --------
   TOTAL STOCKS                             164,337      64,526      90,742      35,864       255,079     100,390
                                         ----------    --------    --------     -------    ----------    --------
   TOTAL BONDS AND STOCKS                $2,370,069    $132,541    $802,486     $80,530    $3,172,555    $213,071
                                         ==========    ========    ========     =======    ==========    ========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                            12 MONTHS OR LESS       GREATER THAN 12 MONTHS            TOTAL
                                         -----------------------   -----------------------   -----------------------
                                            FAIR      UNREALIZED      FAIR      UNREALIZED      FAIR      UNREALIZED
       DESCRIPTION OF SECURITIES            VALUE       LOSSES        VALUE       LOSSES        VALUE       LOSSES
       -------------------------         ----------   ----------   ----------   ----------   ----------   ----------
As of December 31, 2008:
   U. S. governments                     $   70,176    $    857    $       --    $     --    $   70,176   $      857
   All other governments                      3,084          71            --          --         3,084           71
   States, territories and possessions      889,564      53,490       107,537      12,245       997,101       65,735
   Political subdivisions of states,
      territories and possessions         1,701,805      61,935       109,475       6,630     1,811,280       68,565
   Special revenue                        3,548,004     235,961       883,394     206,712     4,431,398      442,673
   Industrial and miscellaneous             320,499     218,513       116,324      62,307       436,823      280,820
                                         ----------    --------    ----------    --------    ----------   ----------
   TOTAL BONDS                            6,533,132     570,827     1,216,730     287,894     7,749,862      858,721
                                         ----------    --------    ----------    --------    ----------   ----------
   Affiliated                                    --         408       129,959     130,373       129,959      130,781
   Non-affiliated                           382,359     142,256         8,227       9,178       390,586      151,434
                                         ----------    --------    ----------    --------    ----------   ----------
   Common stock                             382,359     142,664       138,186     139,551       520,545      282,215
                                         ----------    --------    ----------    --------    ----------   ----------
   Preferred Stock                           87,082      20,966            --       3,033        87,082       23,999
                                         ----------    --------    ----------    --------    ----------   ----------
   TOTAL STOCKS                             469,441     163,630       138,186     142,584       607,627      306,214
                                         ----------    --------    ----------    --------    ----------   ----------
   TOTAL BONDS AND STOCKS                $7,002,573    $734,457    $1,354,916    $430,478    $8,357,489   $1,164,935
                                         ==========    ========    ==========    ========    ==========   ==========

As of December 31, 2009 and 2008, the Company does not intend to sell these securities.

The Company reported write-downs on its bond investments due to OTTI in fair value of $38,733, $28,758 and $14,097 in 2009, 2008 and 2007, respectively and reported write-downs on its common and preferred stock investments due to OTTI in fair value of $38,827, $437,833 and $16,271 during 2009, 2008 and 2007, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

During 2009, 2008 and 2007, the Company reported the following write-downs on its joint venture and partnership investments due to OTTI in fair value:

FOR THE YEARS ENDED DECEMBER 31,                 2009      2008      2007
--------------------------------               --------   ------   -------
AIG Black Sea Holding, L.P. (BTC Investment)   $ 57,728   $   --   $    --
AIG Private Equity Portfolio, L.P.                3,542       --        --
Arrowpath Fund II, L.P.                           4,973       --        --
Blackstone Kalix Fund L.P.                        3,179       --        --
Brencourt Multi-Strategy, L.P.                    3,899       --        --
Capvest Equity Partners, L.P.                    13,372       --        --
Electra European Fund II                         17,266       --     2,619
J.C. Flowers Fund II, L.P.                       20,286       --     6,017
Meritage Private Equity Fund, L.P.                1,239       --        --
Valueact Capital Partners III                     8,811       --        --
AZ Auto Hldgs LLC                                 4,102       --        --
Valueact Capital Partners                            --    2,270        --
Spencer Capital Opportunity Fund LLP                 --    1,213        --
ATV VI                                               --       --     1,604
TH Lee Putnam                                        --       --     1,000
Morgan Stanley III                                   --       --     1,032
Items less than $1.0 million                      2,255    2,380     1,820
                                               --------   ------   -------
   TOTAL                                       $140,652   $5,863   $14,092
                                               ========   ======   =======

Securities carried at an amortized cost of $1,210,917 and $1,066,438 were deposited with regulatory authorities as required by law as of December 31, 2009 and 2008, respectively.

During 2009, 2008 and 2007, included in Net Investment Income Earned were investment expenses of $11,116, $8,439 and $9,607, respectively and interest expense of $9,737, $27,739 and $99,036, respectively.

In September 2006, the FASB issued an accounting standard that defined fair value, established a framework for measuring fair value and expands disclosure requirements regarding fair value measurements but did not change existing guidance about whether an asset or liability is carried at fair value. The Company adopted the standard on January 1, 2008. The Company measures at fair value on a recurring basis certain bonds (specifically, bonds and hybrid securities with NAIC ratings of 3 or lower where market is less than amortized cost), common and preferred stocks.

The degree of judgment used in measuring the fair value of financial instruments generally correlates with the level of pricing observability. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments traded in other-than-active markets or that do not have quoted prices have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. An active market is one in which transactions for the asset or liability being valued occur with sufficient frequency and volume to provide pricing information on an ongoing

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

basis. An other-than-active market is one in which there are few transactions, the prices are not current, price quotations vary substantially either over time or among market makers, or in which little information is released publicly for the asset or liability being valued. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction and general market conditions.

Fair Value Hierarchy

The standard defines three "levels" based on observability of inputs available in the marketplace used to measure the fair values. Such levels are:

     - Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities.

     - Level 2: Fair value measurements, based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and inputs other than quoted prices that are observable at commonly quoted intervals.

     - Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability.

Bonds, Common Stocks, Preferred Stocks

The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company uses market values for common stocks, preferred stocks and bonds with NAIC ratings of 3 or below where market value is less than amortized cost. When market values are not available, market values are obtained from third party pricing sources.

The following table presents information about financial instruments carried at fair value on a recurring basis and indicates the level of the fair value measurement on the levels of the inputs used as of December 31, 2009 and 2008:

                                DECEMBER 31, 2009
                   ------------------------------------------
                    Level 1    Level 2   Level 3      Total
                   --------   --------   -------   ----------
Bonds              $     --   $  8,462   $37,738   $   46,200
Common stocks       880,282     13,782        --      894,064
Preferred stocks         --    117,676     2,905      120,581
                   --------   --------   -------   ----------
Total              $880,282   $139,920   $40,643   $1,060,845
                   ========   ========   =======   ==========

                                DECEMBER 31, 2008
                   ------------------------------------------
                    Level 1    Level 2   Level 3      Total
                   --------   --------   -------   ----------
Bonds              $     --   $107,099   $44,055   $  151,154
Common stocks       857,376        371     8,660      866,407
Preferred stocks        739    137,285        --      138,024
                   --------   --------   -------   ----------
Total              $858,115   $244,755   $52,715   $1,155,585
                   ========   ========   =======   ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The following table presents changes during 2009 and 2008 in Level 3 financial instruments measured at fair value on a recurring basis, and the realized and unrealized gains (losses) recorded in income during 2009 and 2008 related to the Level 3 financial instruments that remained in the balance sheet at December 31, 2009 and 2008.

                                   Net Realized and Unrealized
                      Balance     Gains (Losses) Included in Net    Unrealized Gains   Purchases, Sales,                Balance at
                   Beginning of   Investment Income and Realized   (Losses) Included      Issuances,       Transfers   December 31,
                       Year           Capital Gains (Losses)           in Surplus       Settlements, Net    In (Out)       2009
                   ------------   ------------------------------   -----------------   -----------------   ---------   ------------
Bonds                 $44,055                $(23,257)                   $14,459            $(5,120)        $ 7,601       $37,738
Common stocks           8,660                      --                     (1,016)                --          (7,644)           --
Preferred stocks           --                      --                       (128)                --           3,033         2,905
                      -------                --------                    -------            -------         -------       -------
Total                 $52,715                $(23,257)                   $13,315            $(5,120)        $ 2,990       $40,643
                      =======                ========                    =======            =======         =======       =======

                                   Net Realized and Unrealized
                      Balance     Gains (Losses) Included in Net    Unrealized Gains   Purchases, Sales,                Balance at
                   Beginning of   Investment Income and Realized   (Losses) Included       Issuances,      Transfers   December 31,
                       Year           Capital Gains (Losses)           in Surplus       Settlements, Net    In (Out)       2008
                   ------------   ------------------------------   -----------------   -----------------   ---------   ------------
Bonds                 $47,498                 $(155)                     $(13,034)           $(2,843)       $12,589       $44,055
Common stocks          13,295                    60                        (5,957)             1,262             --         8,660
                      -------                 -----                      --------            -------        -------       -------
Total                 $60,793                 $ (95)                     $(18,991)           $(1,581)       $12,589       $52,715
                      =======                 =====                      ========            =======        =======       =======

The Company initially estimates the fair value of investments in joint ventures and limited partnerships (predominately private limited partnerships and certain hedge funds) by reference to transaction price. Subsequently, the Company obtains the fair value of these investments generally from net asset value information provided by the general partner or manager of the investments, the financial statements of which are audited annually. The Company considers observable market data and performs diligence procedures in validating the appropriateness of using the net asset value as a fair value measurement.

Other invested assets

The Company also measures the fair value of certain assets such as joint ventures and limited partnerships included in other invested assets on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Assets measured at fair value on a non-recurring basis on which impairment charges were recorded were as follows:

                                  DECEMBER 31, 2009
                        -------------------------------------
                        Level 1   Level 2   Level 3    Total
                        -------   -------   -------   -------
Other invested assets     $--       $--     $29,323   $29,323
                          ---       ---     -------   -------
Total                     $--       $--     $29,323   $29,323
                          ===       ===     =======   =======

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                  DECEMBER 31, 2008
                        -------------------------------------
                        Level 1   Level 2   Level 3    Total
                        -------   -------   -------   -------
Other invested assets     $--       $787     $1,068   $1,855
                          ---       ----     ------   ------
Total                     $--       $787     $1,068   $1,855
                          ===       ====     ======   ======

Loan-Backed and Structured Securities:

1. At December 31, 2009, the Company had no loan-backed and structured securities with the intent to sell or that the Company does not have the intent or ability to hold to recovery.

2. At December 31, 2009, the Company held the following loan-backed and structured securities for which it had recognized credit-related OTTI after adoption of SSAP 43R:

            Book/Adjusted Carrying
                Value Amortized
              Cost Before Current      Present Value of     Recognized   Amortized Cost
  Cusip           Period OTTI        Projected Cash Flows      OTTI        After OTTI     Fair Value
  -----     ----------------------   --------------------   ----------   --------------   ----------
126694A40           $   172                 $   169           $    3         $   169        $   147
23243AAB2             8,944                   8,802              142           8,802          6,487
23244JAC0             4,421                   4,414                7           4,414          3,325
251510LD3             6,534                   6,431              103           6,431          3,474
39538AAC0             3,528                   3,480               48           3,480          1,910
39538AAG1             4,286                   4,062              224           4,062            882
39538BAB0             3,594                   3,537               57           3,537          1,879
39538BAE4             4,347                   4,181              166           4,181          1,124
39538CAC6             3,564                   3,522               42           3,522          1,230
39538CAE2             4,765                   2,865            1,900           2,865          1,198
39539HAC4             3,446                   3,420               26           3,420          2,280
45254NQX8             2,428                   2,318              110           2,318          1,527
525221JH1             2,502                   2,482               20           2,482          1,627
52522RAB6             5,871                   5,771              100           5,771          4,970
52525LAQ3             6,237                   5,301              936           5,301          3,377
550279AA1             2,996                   2,967               29           2,967          1,759
57645TAA5             8,168                   8,043              125           8,043          4,449
61748JAD9             1,333                   1,307               26           1,307            823
                    -------                 -------           ------         -------        -------
                    $77,136                 $73,072           $4,064         $73,072        $42,468
                    =======                 =======           ======         =======        =======

     The Company recognized total OTTI of $49,128 for loan-backed and structured securities currently held by the Company at December 31, 2009.

3. At December 31, 2009, the Company held securities with unrealized losses (fair value is less than cost or amortized cost) for which OTTI had not been recognized in earnings as a realized loss. Such unrealized losses include securities with a recognized OTTI for non interest (i.e. credit) related declines that were recognized in

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     earnings, but for which an associated interest related decline has not been recognized in earnings as a realized loss. The aggregate amount of unrealized losses and fair values for such securities, segregated between those securities that have been in a continuous unrealized loss position for less than 12 months and greater than 12 months, respectively, were as follows:

                                              12 Months or              Greater than
                                                  Less                   12 Months                   Total
                                        -----------------------   -----------------------   -----------------------
                                                     Unrealized                Unrealized                Unrealized
Description of Securities               Fair Value     Losses     Fair Value     Losses     Fair Value     Losses
-------------------------               ----------   ----------   ----------   ----------   ----------   ----------
Loan-backed  Securities                   $39,240      $23,923       $660         $517        $39,900      $24,440
                                          -------      -------       ----         ----        -------      -------
Total temporarily impaired securities     $39,240      $23,923       $660         $517        $39,900      $24,440
                                          =======      =======       ====         ====        =======      =======

4. In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company also considers its cash and working capital requirements and generally considers expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 4 - RESERVES FOR LOSSES AND LAE

A reconciliation of the Company's reserves for losses and LAE as of December 31, 2009, 2008 and 2007 is set forth in the table below:

                                                      2009          2008          2007
                                                  -----------   -----------   -----------
RESERVES FOR LOSSES AND LAE, END OF PRIOR YEAR    $13,268,600   $13,732,102   $12,754,581
Incurred losses and LAE related to:
   Current accident year                            4,528,746     5,573,146     5,366,376
   Prior accident years                               939,381       (30,723)      (80,939)
                                                  -----------   -----------   -----------
      TOTAL INCURRED LOSSES AND LAE                 5,468,127     5,542,423     5,285,437
                                                  -----------   -----------   -----------
Paid losses and LAE related to:
   Current accident year                           (1,426,132)   (1,689,045)   (1,436,644)
   Prior accident years                            (3,828,094)   (4,316,880)   (2,871,272)
                                                  -----------   -----------   -----------
      TOTAL PAID LOSSES AND LAE                    (5,254,226)   (6,005,925)   (4,307,916)
                                                  -----------   -----------   -----------
RESERVES FOR LOSSES AND LAE, AS OF DECEMBER 31,   $13,482,501   $13,268,600   $13,732,102
                                                  ===========   ===========   ===========

For 2009, the Company experienced significant adverse loss and LAE reserve development, including accretion of loss reserve discount. The adverse development was almost entirely attributable to the Excess Casualty and Excess Workers Compensation classes of business. The Company modified its loss development assumptions for each of these classes of business in 2009 in response to the higher than expected loss emergence. For 2008, the development was slightly favorable prior to accretion of the workers compensation discount, and slightly adverse after recognition of accretion of the discount. Favorable development on Directors & Officers liability and other classes of business offset adverse development on the Company's Excess Casualty business. The adverse development on Excess Casualty was primarily related to accident years 2003 and prior.

In calendar year 2008, two transactions resulted in a significant increase in paid loss with a corresponding decrease in loss reserves. These transactions were the result of the Canadian Branch novation (see Note 5E) and the Foreign Operations restructuring (see Note 5E). The total calendar year paid losses as a result of these events were approximately $331,200 and $306,000 for the Canada novation and Foreign Operations restructuring, respectively. These payments are spread over multiple accident years and resulted in modest beneficial development of about $21,600. In addition, in 2008, the Company recorded paid losses of $108,000 relating to one credit excess of loss assumed treaty applicable to accident year 2008. There will be no additional impact from this treaty as the full limits of the treaty have been paid. Also, the 2009 paid losses and LAE reflect the commutation of the 21st Century Personal

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

Auto Group. See Note 5E for further details.

In 2007, there was adverse development related to accident years 2003 and prior, offset by favorable development from accident years 2004 through 2006. The favorable developments for accident years 2004 through 2006 were spread across many classes of business. The adverse development from accident years 2003 and prior related primarily to the Company's excess casualty and primary workers compensation classes of business.

As of December 31, 2009, 2008 and 2007, the Company's reserves for losses and LAE have been reduced by anticipated salvage and subrogation of $166,812, $178,706 and $199,953, respectively.

As of December 31, 2009, 2008 and 2007, the Company's reserves for losses and LAE have been reduced by credits for reinsurance recoverable of $5,336,235, $5,340,598 and $5,987,568, respectively (exclusive of inter-company pooling).

ASBESTOS AND ENVIRONMENTAL RESERVES

The Company continues to receive indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company's environmental exposure arises from the sale of general liability, product liability or commercial multi peril liability insurance, or by assumption of reinsurance within these lines of business.

The Company tries to estimate the full impact of the asbestos and environmental exposure by establishing full case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

The Company's asbestos and environmental related loss and LAE reserves (including case & IBNR reserves) for the year ended December 31, 2009, 2008 and 2007, gross and net of reinsurance credits, are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                     ASBESTOS LOSSES                 ENVIRONMENTAL LOSSES
                                           ----------------------------------   ------------------------------
                                              2009        2008        2007        2009       2008       2007
                                           ---------   ---------   ----------   --------   --------   --------
Direct:
Loss and LAE reserves, beginning of year   $ 905,282   $ 983,031   $1,098,137   $105,450   $137,135   $178,384
   Incurred losses and LAE                   175,575      98,429       34,757     (3,738)   (13,665)      (468)
   Calendar year paid losses and LAE        (190,209)   (176,178)    (149,863)   (13,162)   (18,020)   (40,781)
                                           ---------   ---------   ----------   --------   --------   --------
LOSS AND LAE RESERVES, END OF YEAR         $ 890,648   $ 905,282   $  983,031   $ 88,550   $105,450   $137,135
                                           =========   =========   ==========   ========   ========   ========
Assumed:
Loss and LAE reserves, beginning of year   $  86,375   $  89,655   $   97,344   $  5,077   $  5,933   $  4,948
   Incurred losses and LAE                    (1,517)     12,578        5,160        856       (735)     1,386
   Calendar year paid losses and LAE           1,099     (15,858)     (12,849)      (189)      (121)      (401)
                                           ---------   ---------   ----------   --------   --------   --------
LOSS AND LAE RESERVES, END OF YEAR         $  85,957   $  86,375   $   89,655   $  5,744   $  5,077   $  5,933
                                           =========   =========   ==========   ========   ========   ========
Net of reinsurance:
Loss and LAE reserves, beginning of year   $ 414,790   $ 464,090   $  533,105   $ 57,647   $ 71,628   $ 92,210
   Incurred losses and LAE                    54,172      27,666       10,155      1,800         32      1,691
   Calendar year paid losses and LAE         (75,705)    (76,966)     (79,170)   (10,686)   (14,013)   (22,273)
                                           ---------   ---------   ----------   --------   --------   --------
LOSS AND LAE RESERVES, END OF YEAR         $ 393,257   $ 414,790   $  464,090   $ 48,761   $ 57,647   $ 71,628
                                           =========   =========   ==========   ========   ========   ========

The amount of ending reserves for Bulk and IBNR included in the table above for Asbestos and Environmental losses is as follows:

                                         ASBESTOS LOSSES              ENVIRONMENTAL LOSSES
                                 ------------------------------   ---------------------------
                                   2009       2008       2007       2009      2008      2007
                                 --------   --------   --------   -------   -------   -------
Direct basis                     $503,724   $524,100   $619,127   $29,091   $39,611   $56,093
Assumed reinsurance basis          41,926     37,560     44,945       520        96     1,191
Net of ceded reinsurance basis    221,716    238,704    296,910    14,070    19,081    25,942

The amount of ending reserves for LAE included in the table above for Asbestos and Environmental losses is as follows:

                                       ASBESTOS LOSSES             ENVIRONMENTAL LOSSES
                                 ---------------------------   ---------------------------
                                   2009      2008      2007      2009      2008      2007
                                 -------   -------   -------   -------   -------   -------
Direct basis                     $55,969   $58,233   $68,792   $12,468   $16,976   $24,040
Assumed reinsurance basis          7,009     7,124     6,570       164       109       351
Net of ceded reinsurance basis    26,985    29,473    34,565     5,971     8,245    10,958

Management believes that the reserves carried for the asbestos and environmental claims at December 31, 2009 are adequate as they are based on known facts and current law. AIG continues to receive claims asserting injuries from toxic waste, hazardous substances, and other environmental pollutants and alleged damages to cover the cleanup costs

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

of hazardous waste dump sites (hereinafter collectively referred to as environmental claims) and indemnity claims asserting injuries from asbestos. Estimation of asbestos and environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1984 and prior years, cannot be estimated by conventional reserving techniques.

NOTE 5 - RELATED PARTY TRANSACTIONS

A.   NATIONAL UNION INTER-COMPANY POOLING AGREEMENT

     The Company, as well as certain other insurance affiliates, is a party to an inter-company reinsurance pooling agreement. In accordance with the terms and conditions of this agreement, the member companies cede all direct and assumed business except business from foreign branches (excluding Canada) to National Union Fire Insurance Company of Pittsburgh, Pa. (National Union), the lead pooling participant. In turn, each pooling participant receives from National Union their percentage share of the pooled business.

     The Company's share of the pool is 36.0%. Accordingly, premiums earned, losses and LAE incurred, and other underwriting expenses, as well as related assets and liabilities, in the accompanying financial statements emanate from the Company's percentage participation in the pool.

     A list of all pooling participants and their respective participation percentages is set forth in Note 1.

     Effective January 1, 2008 AIU Insurance Company's (AIUI) percentage in the Commercial Pool was reduced from 1% to 0% and C&I's participation was revised retroactively to 11% from 10%. Cessions from AIUI to the Commercial Pool will be run off. AIUI was relieved of any and all corresponding liabilities related to its 1% participation.

B.   CHARTIS OVERSEAS ASSOCIATION POOLING ARRANGEMENT

     AIG formed the Association, a Bermuda unincorporated association, in 1976, as the pooling mechanism for AIG's international general insurance operations. In exchange for membership in the Association at the assigned participation, the members contributed capital in the form of cash and other assets, including rights to future business written by international operations owned by the members. The legal ownership and insurance licenses of these international branches remain in the name of New Hampshire, National Union, and the Company. On annual basis the Association files audited financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York.

     At the time of forming the Association, the member companies entered into an open-ended reinsurance agreement, cancelable with six months written notice by any member. The reinsurance agreement governs the insurance business pooled in the Association. The initial participation established was subsequently amended for profits and losses for each year derived from reinsurance of risks situated in Japan (excluding certain Japanese situs risks and business underwritten by the Company's Japan branch which is not subject to the National Union inter-company pooling agreement nor the Association). The participation for Japanese and non-Japanese business underwritten via the Association is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                                        PARTICIPATION
                                                                           INITIAL         PERCENT
                                                             NAIC CO.   PARTICIPATION    SPECIFIC TO
MEMBER COMPANY                                                 CODE        PERCENT       JAPAN RISK
--------------                                               --------   -------------   -------------
Chartis Overseas Limited                                          --        67.0%           85.0%
Commercial Pool member companies, as follows:                     --        33.0%           15.0%
   New Hampshire Insurance Company                             23841        12.0%           10.0%
   National Union Fire Insurance Company of Pittsburgh, Pa.    19445        11.0%            5.0%
   American Home Assurance Company                             19380        10.0%            0.0%

In accordance with the National Union inter-company pooling agreement, the Commercial Pool member companies' participation in the Association is pooled among all Commercial Pool members proportional to their participation in the Commercial Pool. The Company's participation in the Association after the application of its participation in the National Union inter-company pooling agreement has been presented in the accompanying financial statements as follows:

AS OF DECEMBER 31,                                   2009        2008
------------------                                ---------   ---------
Assumed reinsurance receivable                    $  22,795   $  36,798
Funds held by ceding reinsurers                       8,204       6,821
Reinsurance recoverable                              34,838      26,961
Equities in underwriting pools and associations     581,017     699,244
                                                  ---------   ---------
TOTAL ASSETS                                      $ 646,854   $ 769,824
                                                  ---------   ---------
Loss and LAE reserves                               491,833     548,564
Unearned premium reserves                           224,644     240,933
Funds held                                           14,524      15,031
Ceded balances payable                               61,413      75,043
Retroactive reinsurance                                (132)       (132)
Assumed reinsurance payable                          10,386      25,472
                                                  ---------   ---------
TOTAL LIABILITIES                                 $ 802,668   $ 904,911
                                                  ---------   ---------
TOTAL SURPLUS                                     $(155,814)  $(135,087)
                                                  =========   =========

As of December 31, 2009, the Association reported an asset of $2.3 billion representing the value of subsidiaries and affiliated entities (SCAs), of which Chartis Europe S.A. represented $1.9 billion and Chartis UK Holdings represented $338 million, respectively.

While the New York Insurance Department is not the domiciliary jurisdiction for the Association, the Department

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     did not object to the Association's request allowing the valuation of Chartis UK Holdings to be based on audits of underlying entities in 2009.

     The Company's interest in the SCAs reported by the Association is consistent with its participation in the Association and the National Union inter-company pooling agreement and was $275 million as of December 31, 2009, which has been reported by the Company as a component Equities in Underwriting Pools and Associations.

C.   GUARANTEE ARRANGEMENTS

     The Company has issued guarantees whereby the Company unconditionally and irrevocably guarantees all present and future obligations and liabilities of any kind arising from the policies of insurance issued by the guaranteed companies. The Company would be required to perform under the guarantee agreements in events or circumstances (including bankruptcy, reorganization and similar proceedings) whereby the guaranteed companies fail to make payments under the policies of insurance (including guaranteed investment contracts and funding agreements) they have issued. The guarantees will remain in effect until terminated by the Company. The Company has the unilateral right to terminate the guarantees effective thirty (30) days after publication of a notice to terminate in the Wall Street Journal.

     The guarantees are not expected to have a material effect upon the Company's surplus. The Company believes that the likelihood of a payment under any of the guarantees is remote. These guarantees are provided to maintain the guaranteed company's rating status issued by certain rating agencies. In the event of termination of a guarantee, obligations in effect or contracted for on the date of termination would remain covered until extinguished.

     The Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the place and stead of the Company.

     The guarantees that were in effect as of December 31, 2009 are included in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                         DATE       DATE     POLICYHOLDER'S    INVESTED    ESTIMATED  POLICYHOLDER'S
GUARANTEED COMPANY                                      ISSUED   TERMINATED   OBLIGATIONS @    ASSETS @       LOSS        SURPLUS
------------------                                     --------  ----------  --------------  ------------  ---------  --------------
AIG Advantage Insurance Company               ***      12/15/97   08/31/09    $     42,763   $     25,907     $--       $    23,821
AIG Edison Life Insurance Company                      08/29/03                 23,067,815     24,634,406      --         2,376,869
Chartis Europe, S.A. (f/k/a AIG Europe S.A.)  **       09/15/98                  5,908,063      4,045,169      --         3,165,580
AIG Europe (Netherlands) N.V.                 **       09/20/04   02/28/10              --        524,842      --           606,942
AIG Hawaii Insurance Company, Inc.            ***      11/05/97   08/31/09          45,207         83,434      --            63,827
AIG Mexico Seguros Interamericana, S.A. de
   C.V.                                       **       12/15/97                    290,575         75,489      --            54,113
SunAmerica Annuity and Life Assurance
   Company                                    *        01/04/99   12/29/06      18,484,406     18,800,227      --           650,346
Landmark Insurance Company, Ltd (UK)          *        03/02/98   11/30/07         212,084      4,255,579      --         1,881,367
American General Life Insurance Company                03/03/03   12/29/06      31,101,030     35,598,876      --         5,947,182
American General Life and Accident Insurance
   Company                                             03/03/03                  8,447,699      9,024,223      --           675,741
American International Insurance Company      ***      11/05/97   08/31/09         363,976      1,036,503      --           461,292
American International Insurance Company of
   California, Inc.                           ***      12/15/97   08/31/09         142,101         23,271      --            24,668
American International Insurance Company of
   New Jersey                                 ***      12/15/97   08/31/09          45,733         36,907      --            34,399
First SunAmerica Life Insurance Company       *        01/04/99   01/31/08       4,959,942      8,693,009      --           772,623
Lloyd's Syndicate 1414 (Ascot Corporate
   Name)                                      **  +    01/20/05   10/31/07         334,056        897,820      --           243,998
SunAmerica Life Insurance Company             *        01/04/99   12/29/06      11,395,913     16,916,592      --         4,017,975
The United States Life Insurance Company in
   the City of NY                                 ++   03/03/03   04/30/10       5,393,222      4,953,651      --           484,931
The Variable Annuity Life Insurance Company            03/03/03   12/29/06      46,779,349     55,578,672      --         3,622,126
American Home do Brasil S.A.                  **       08/05/98   10/31/07              --            561      --               637
American International Assurance Co
   (Australia) Ltd                                     11/01/02                    368,586        741,328      --            98,686
                                                                              ------------   ------------     ---       -----------
   TOTAL                                                                      $157,382,520   $185,946,466     $--       $25,207,123
                                                                              ============   ============     ===       ===========

*    The guaranteed company is also backed by a support agreement issued by AIG.

**   Policyholders' surplus is based on local GAAP financial statements.

*** Formerly part of AIG's U.S. personal auto group, sold on July 1, 2009 to Farmers Group, Inc. a subsidiary of Zurich Financial Services Group (ZFSG). As part of the sale, ZFSG issued a hold harmless agreement to the Company with respect to the Company's obligations under this guarantee.

+ Guarantees issued on December 15, 2004 and January 20, 2005 were terminated on October 31, 2007. Guarantee issued on November 1, 2002 was terminated on September 30, 2008.

++   This guarantee will terminate as to policies written after April 30, 2010.

@ Policyholder's Obligations and Invested Assets includes separate account liabilities and separate account assets, respectively.

     The Company does not believe that the events of AIG discussed in Notes 13 and 14 will increase the likelihood that the guarantees will be materially impacted.

D.   INVESTMENTS IN AFFILIATES

     As of December 31, 2009 and 2008, the Company's common stock investments with its affiliates together with the related change in unrealized appreciation were as follows. The 2009 and 2008 balances are net of $0 and $0 respectively of non-admitted balances.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

                                                                                  CARRYING      CHANGE IN
                                                     AFFILIATE                    VALUE AT       CARRYING
                                                     OWNERSHIP   ACTUAL COST    DECEMBER 31,      VALUE
AFFILIATED COMMON STOCK INVESTMENTS                   PERCENT        2009           2009           2009
-----------------------------------                  ---------   -----------    ------------   -----------
21st Century Insurance Group                   (b)       0.0%      $     --       $     --     $  (117,912)
AIG Hawaii Insurance Company, Inc.             (b)       0.0%            --             --         (64,060)
AIG Mexico Industrial, L.L.C.                           49.0%         8,932         10,387           1,604
AIG Non Life Holding Company (Japan), Inc.             100.0%       124,477         79,958         (47,821)
American International Realty Corporation               31.5%        14,169         20,624         (29,913)
Eastgreen, Inc.                                         13.8%        12,804          9,927             (37)
AIU Brasil Affiliate                                   100.0%           408          2,092           2,092
Fuji Fire and Marine Insurance Company                   2.8%        17,078         12,180          (7,271)
Pine Street Real Estate Holdings Corporation            31.5%         5,445          2,193             110
Transatlantic Holdings, Inc.                   (a)       0.0%            --             --        (945,009)
                                                                   --------       --------     -----------
   TOTAL COMMON STOCKS-- AFFILIATES                                $183,313       $137,361     $(1,208,217)
                                                                   ========       ========     ===========

(a) As referenced in Note 5E, Transatlantic Holdings, Inc. has been reported as an unaffiliated investment in this financial statement.

(b) As referenced in Note 5E, the Company sold its ownership in 21st Century and AIG Hawaii to Farmers Group, Inc.

                                                                           CARRYING     CHANGE IN
                                               AFFILIATE                   VALUE AT      CARRYING
                                               OWNERSHIP   ACTUAL COST   DECEMBER 31,     VALUE
AFFILIATED COMMON STOCK INVESTMENTS             PERCENT        2008          2008          2008
-----------------------------------            ---------   -----------   ------------   ---------
21st Century Insurance Group                      16.4%      $238,948     $  117,912    $   9,946
AIG Hawaii Insurance Company, Inc.               100.0%        10,000         64,060         (687)
AIG Mexico Industrial, L.L.C.                     49.0%         8,725          8,783         (176)
AIG Non Life Holding Company (Japan), Inc.       100.0%       124,477        127,779     (117,378)
American International Insurance Company           0.0%            --             --      (91,791)
American International Realty Corporation         31.5%        37,771         50,537          114
Eastgreen, Inc.                                   13.8%        12,804          9,964          (27)
Fuji Fire and Marine Insurance Company             2.8%        22,309         19,451       19,451
Pine Street Real Estate Holdings Corporation      31.5%         5,445          2,083        2,083
Transatlantic Holdings, Inc.                      33.2%        34,068        945,009     (281,749)
                                                             --------     ----------    ---------
   TOTAL COMMON STOCKS - AFFILIATES                          $494,547     $1,345,578    $(460,214)
                                                             ========     ==========    =========

     Investments in affiliates are included in common stocks based on the net worth of the entity except for publicly traded affiliates which are based on quoted market values, less a discount as prescribed by NAIC SAP (see
     Note 1).

     The remaining equity interest in these investments, except for Transatlantic Holdings, Inc. and Fuji Fire and

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     Marine Insurance Company, are owned by other affiliated companies, which are wholly-owned by the Ultimate Parent.

     The Company has ownership interests in certain affiliated real estate holding companies. From time to time, the Company may own investments in partnerships across various other AIG affiliated entities with a combined percentage greater than 10.0%. As of December 31, 2009 and 2008, the Company's total investments in partnerships with affiliated entities where AIG's interest was greater than 10.0% amounted to $908,367 and $959,265, respectively.

E.   RESTRUCTURING

     DOMESTIC OPERATIONS

     On June 10, 2009, the Company sold 12,826 shares of Transatlantic Holdings, Inc. (TRH) for $470,341 and recorded a realized gain of $450,511. As of December 31, 2009, the Company continues to own 9,193 common shares of TRH, representing approximately 13.9% of TRH's common shares issued, which were sold in March 2010 (Refer to Note 14). The Company had previously owned 33.2% of TRH. In addition, the Company recorded a capital contribution of $75,923 pursuant to the terms of a make whole agreement between the Company and AIG, whereby AIG agreed to contribute capital to the Company in an amount equal to the difference between the statutory carrying value of TRH and the consideration received by the Company for the sale of its shares. The Company also received a deemed contribution of approximately $157,679 pursuant to the Tax Sharing Agreement (Agreement) in connection with this sale. The Agreement provides that AIG will reimburse the Company for any current tax liabilities arising from the sale of an operating subsidiary during the term of the Credit Facility, except amounts required to be remitted as Net Cash Proceeds, as defined in the Credit Facility. The Department issued a determination of non-control ruling relative to the Company's ownership of TRH. Accordingly, the Company's investment in TRH common stock has been reported as an unaffiliated investment in this financial statement and has been reported at fair value in accordance with SSAP No. 30, Investments in Common Stock.

     Effective July 1, 2009, the 21st Century Personal Auto Group (PAG) was sold to Farmers Group, Inc. (FGI), a subsidiary of Zurich Financial Services Group for $1.9 billion. Of the $1.9 billion proceeds received by AIG member companies from the sale of the PAG entities to FGI, $0.2 billion was retained by Chartis U.S. Inc. as consideration for the PAG entities it owned and $1.7 billion was provided to the Chartis U.S. insurance entities. American International Insurance Company (AIIC) was the lead company in the Personal Lines Pool which was the mechanism for sharing the PAG and the Private Client Group (PCG) business underwritten among the Personal Lines Pool members. PCG business was underwritten directly by member companies of the Personal Lines Pool as well as the insurance entities of Chartis U.S. Inc. not subject to this sale ("Chartis U.S. Inc. companies"). The PCG business written by Chartis U.S. Inc. companies was ceded 100% to AIIC as the pool lead. The total of the PCG business assumed by AIIC, the PCG business underwritten directly by Personal Lines Pool members, as well as the PAG business retained by AIIC ("net business of the Personal Lines Pool") was then subject to a 50% quota share to National Union. The Commercial Pool members participated in this business assumed by National Union at their stated pool percentages.

     In connection with this sale, various reinsurance agreements between the PAG companies and the Chartis U.S. Inc. companies (including the Company) were partially or fully commuted as of June 30, 2009. The major transactions are summarized below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

          1. The quota share reinsurance agreement between National Union and AIIC under which AIIC ceded 50% of the net business of the Personal Lines Pool to National Union was commuted as of June 30, 2009.

          2. All liabilities relating to existing PCG business that was written on a direct basis by members of the Personal Lines Pool were transferred to National Union under the terms of the PCG Business Reinsurance and Administration Agreement, effective June 30, 2009.

          3. All obligations and liabilities relating to the PCG business that was directly written and ceded by Chartis U.S. Inc. companies to AIIC under various quota share reinsurance agreements were commuted as of June 30, 2009.

     Following these transactions the Chartis U.S. Inc. companies settled all amounts due to AIIC in securities and cash totaling $871.9 million. The Company's share of this settlement was $293.3 million.

     The Chartis U.S. Inc. companies which owned 21st Century Insurance Group (a member company of PAG), recorded dividend income and a resulting intangible asset of approximately $527.5 million for the fair value of the PCG business, which was not subject to the PAG sale and was retained by the Chartis U.S. Inc. companies going forward. Additionally, capital contributions were received by the owners of 21st Century Insurance Group of $184.6 million from Chartis U.S. as part of the tax sharing agreement. The Company's share of these transactions was dividend income of $79.7 million and a capital contribution of $27.9 million.

     Following the sale of the PAG entities, which included the Company's ownership in 21st Century Insurance Group and AIG Hawaii Insurance Company, Inc., the Company received $182.6 million of the $1.7 billion of proceeds received by the Chartis U.S. Inc. companies. As a result of these transactions involving the sale of these PAG entities, the Company recorded a pre-tax loss of $14.5 million.

     AMERICAN HOME CANADIAN BRANCH NOVATION

     Effective November 1, 2008, the American Home Canadian Branch (the Branch) entered into an assumption reinsurance and asset purchase agreement with Chartis Insurance Company of Canada, (formerly AIG Commercial Insurance Company of Canada), under which the existing and inforce policies of insurance issued by the Branch were novated to Chartis Insurance Company of Canada. Subsequent to the transfer, the Branch ceased operations and is in the process of being dissolved. The transaction has been accounted for at fair value in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties (SSAP 25) as it qualifies as an "economic transaction". The fair value of the liabilities assumed by Chartis Insurance Company of Canada are approximately $2,146,053. In connection with Chartis Insurance Company of Canada's assumption of such liabilities, the Branch transferred assets at fair value that, in total, equal the obligations assumed by Chartis Insurance Company of Canada less a balance representing intangible assets of approximately $75,693 which are being deferred and will be amortized over a 10 year period and netted within the Company's other assets. The release of the liabilities and the transfer of the investments to Chartis Insurance Company of Canada by the Branch have been accounted for in the Company's Statement of Cash Flows as benefit and loss related payments of $331,200 and proceeds from investments sold, matured or repaid, respectively, resulting in these cash flow line items increasing by $1,225,013. The following table summarizes the pre-tax gain recognized by the Company as a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     result of this transaction:

Description                                                         Amount
-----------                                                       ---------
Loss from investments included in realized capital gains/losses   $(210,868)
Underwriting gain                                                    13,762
Other income (ceding commission)                                     14,276
Gain relating to foreign exchange included in other income          371,741
                                                                  ---------
Net pre-tax gain                                                  $ 188,911
                                                                  =========

     In relation to and prior to this transaction, Chartis U.S. Inc. contributed capital to Chartis Insurance Company of Canada in the amount of approximately $964,000. Chartis U.S. Inc. obtained such funding via dividends paid by the following entities:

Company                                                    Dividend
-------                                                    --------
National Union Fire Insurance Company of Pittsburgh, Pa.   $299,000
American Home Assurance Company                             170,000
Commerce and Industry Insurance Company                     103,000
Chartis Property Casualty Company                           103,000
The Insurance Company of the State of Pennsylvania          122,000
New Hampshire Insurance Company                             167,000

     During the fourth quarter of 2008 and subsequent to this transaction, the Branch repatriated its remaining net assets of $921,000 to the Company. The Company subsequently utilized $691,000 of this repatriated amount to pay a dividend to Chartis U.S. Inc. of $691,000. Subsequently, Chartis U.S. Inc. contributed such funds to the following entities in consideration for the dividends paid to originally fund the transaction:

                                                              Capital
Company                                                    Contribution
-------                                                    ------------
National Union Fire Insurance Company of Pittsburgh, Pa.     $299,000
Chartis Property Casualty Company                             103,000
The Insurance Company of the State of Pennsylvania            122,000
New Hampshire Insurance Company                               167,000

     FOREIGN OPERATIONS RESTRUCTURING

     UK Restructure & Part VII

     In 2007 the foreign property and casualty division of AIG announced the restructuring of its United Kingdom (UK) general insurance operations designed to simplify the organization, provide an enhanced regulatory and legal platform and improve transparency and efficiency. In December 2007, New Hampshire Insurance Company transferred substantially all of the business written by its United Kingdom branch (the UK Branch) to AIG UK Ltd., a UK affiliate formerly known as Landmark Insurance Company Limited. This transfer was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK. The results of the UK branch had been previously

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     reported through the Company's participation in the Association. The Association reports on a fiscal year ending on November 30th. Although the Company's fiscal year ends on December 31st, the Company's annual financial statements have historically and consistently reported the results of its participation in the Association based on the Association's fiscal year close of November 30th. In order to achieve consistency in its financial reporting, the Company, with the permission of the New York and Pennsylvania Insurance Departments, recorded the effects of this transaction in its 2008 statutory financial statements.

     Amended Corporate Structure

     In 2007, to support the legal realignment of its UK operations, AIUO Ltd incorporated the intermediate holding companies AIG UK Holding Limited, AIG UK Financing Company Limited, and AIG UK Sub Holdings Limited. On November 26, 2007, AIUO Ltd transferred the shares of its wholly owned subsidiary, Landmark Insurance Company Ltd (Landmark) to AIU UK Holdings (UK Holdings) in return for share capital of UK Holdings. Landmark was then renamed AIG UK Ltd and its holding was cascaded down to AIG UK Financing Company Limited and on to AIG UK Sub Holding Company Limited in share for share exchanges on November 27 and 28, respectively. AIUO Ltd also transferred the shares in its wholly owned subsidiary, AIG Europe UK Limited to UK Holdings in exchange for the issuance of additional shares in UK Holdings. AIG Europe UK Limited was then renamed AIG UK Services Limited and its share holding was cascaded down through AIG UK Financing Company Limited, AIG UK Sub Holding company Limited and on to AIG UK Limited. Two other affiliates of the Company, AIG Europe Ireland and American International Company Ltd made cash contributions to UK Holding in exchange for share capital of UK Holdings.

     Business Transfer

     On December 1, 2007, AIG transferred all of the business written by New Hampshire Insurance Company's UK Branch to AIG UK Ltd. This transaction was accomplished pursuant to an application made to the High Court of Justice in England and Wales for an order under Part VII of the Financial Services and Markets Act 2000 of the UK to transfer the aforementioned business (Part VII Transaction). Prior to the transfer, the business of the UK Branch was recorded by the Company through its participation in the Association. By transferring the existing rights and future rights of the UK business, the Association members transferred the value of the business, and unrealized translation balances, to AIG UK Ltd and shares of AIG UK Ltd stock were issued to the members of the Association for fair value of the business transferred. These shares were then transferred to UK Holdings in exchange for shares in UK Holdings. New Hampshire UK Aviation business was transferred by New Hampshire directly, for shares of AIG UK Ltd stock equal to the fair value of the Aviation business transferred. Additionally, as part of the transaction several intercompany reinsurance agreements (both commutations and new contracts) were executed involving other subsidiaries of AIG. The results of the New Hampshire UK Aviation business had been previously reported through the Company's participation in the Commercial Pool.

     For US income tax purposes, the restructuring of the UK Branch qualified as a tax free reorganization. While generally tax free, certain intangible assets were recognized as taxable income upon transfer to AIG UK Ltd. pursuant to Internal Revenue Code section 367. Additionally, unrealized foreign currency gains and losses were realized upon the termination of the UK Branch. It is expected that foreign currency gains and losses offset each other for tax purposes resulting in an immaterial net number. The tax effects of the transaction reported in the Company's financial statements are disclosed below.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     During the 2008 year there were additional contributions to UK Holdings by the Association and AIUO Ltd. In aggregate, UK Holdings issued 21,448 common equity shares in exchange for all assets contributed, which included cash, intangibles and the value of the contributed entities and rights of the UK business.

     Completion of the aforementioned business transfer, including the related reinsurance transactions, resulted in the following changes to the 2008 Company's financial statements:

                                                    Investment in
                                   P VII Transfer    UK Holdings      Total
                                   --------------   -------------   ---------
Participation in the Association     $(383,080)       $(14,651)     $(397,731)
Liabilities                            446,151              --        446,151
Underwriting income                     57,634              --         57,634
Other income                             3,783              --          3,783
Net income (pre-tax)                    87,664              --         87,664
Surplus (pre-tax)                       63,071         (14,651)        48,420

F.   OTHER RELATED PARTY TRANSACTIONS

     The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2009 and 2008 between the Company and any affiliated companies that exceeded one-half of one percent of the Company's admitted assets as of December 31, 2009 and 2008 and all capital contributions and dividends.

                                                                     ASSETS RECEIVED BY      ASSETS TRANSFERRED BY
                                                                        THE COMPANY               THE COMPANY
                                                                  -----------------------   -----------------------
  DATE OF                                                         STATEMENT                 STATEMENT
TRANSACTION    EXPLANATION OF TRANSACTION     NAME OF AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
-----------   ----------------------------   ------------------   ---------   -----------   ---------   -----------
06/30/09        Capital contribution (c)     Chartis U.S., Inc.    $    948     In kind      $     --        --
06/30/09        Capital contribution (a)     Chartis U.S., Inc.      75,923       Cash             --        --
06/30/09      Capital contribution (a) (c)   Chartis U.S., Inc.     157,679     In kind            --        --
12/31/09        Capital contribution (c)     Chartis U.S., Inc.      58,930     In kind            --        --
06/30/09          Capital contribution       Chartis U.S., Inc.      15,495       Cash             --        --
07/01/09        Capital contribution (b)     Chartis U.S., Inc.      27,886     In kind            --        --
12/31/09          Capital contribution       Chartis U.S., Inc.       6,425     In kind            --        --
06/22/09          Purchases of security        National Union       573,629      Bonds        573,629       Cash
10/30/09          Purchases of security             AIGSL           133,979      Bonds        133,979       Cash
07/01/09              Sale of bonds                 AIIC            219,257       Cash        219,257      Bonds

(a) Sale of Transatlantic Holdings, Inc. (TRH) - make whole agreement and tax sharing agreement

(b)  Sale of Personal Auto Group

(c)  Capital contributions in lieu of Tax Sharing Agreement

AIGSL: AIG Security Lending

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

                                                              ASSETS RECEIVED BY         ASSETS TRANSFERRED BY
                                                                  THE COMPANY                 THE COMPANY
                                                              ------------------        -----------------------
   DATE OF           EXPLANATION                              STATEMENT                 STATEMENT
TRANSACTION        OF TRANSACTION         NAME OF AFFILIATE     VALUE     DESCRIPTION     VALUE     DESCRIPTION
-----------   ------------------------   ------------------   ---------   -----------   ---------   -----------
  02/25/08            Dividend           Chartis U.S., Inc.    $     --        --       $ 90,000        Cash
  03/31/08            Dividend           Chartis U.S., Inc.          --        --        200,000        Cash
  06/30/08          Dividend (c)         Chartis U.S., Inc.          --        --         90,813(b)   In kind
  06/30/08            Dividend           Chartis U.S., Inc.          --        --        177,425        Cash
  09/30/08          Dividend (c)         Chartis U.S., Inc.          --        --        163,395        Cash
  11/30/08          Dividend (c)         Chartis U.S., Inc.          --        --        170,000(a)     Cash
  12/29/08          Dividend (c)         Chartis U.S., Inc.          --        --        683,000(a)     Cash
  12/31/08          Dividend (c)         Chartis U.S., Inc.          --        --          8,000(a)  Securities
  08/14/08      Purchases of security          AIGSL            177,605       Cash       177,605       Bonds
  08/15/08      Purchases of security          AIGSL            144,305       Cash       144,305       Bonds
  09/30/08      Capital contribution           AIGSL                898       Cash            --         --
   Various    Capital contribution (d)   Chartis U.S., Inc.     164,719     In kind           --         --
     (1)        Capital contribution     Chartis U.S., Inc.     691,000       Cash            --         --

(1) Reported as Type 1 subsequent event at December 31, 2008. The funds were received on March 30, 2009

(a) The transfer of Company's Canadian branch to Chartis Insurance Company of Canada - Refer to Note 5E

(b)  Transfer and reorganization of AIIC - Refer to Note 5E

(c)  Extraordinary dividend - Refer to Note 11

(d)  Capital contributions in lieu of Tax Sharing Agreement

The Company did not change its methods of establishing terms regarding any affiliate transactions during the years ended December 31, 2009, 2008 and 2007.

In the ordinary course of business, the Company utilizes Chartis Claims, Inc., AIG Technology, Inc., and PineBridge Investment LLC (PineBridge) for data center systems, investment services, salvage and subrogation, and claims management, respectively. As of March 2010, PineBridge was sold to a third party. It will continue to manage a portion of the Company's investments. In connection with these services, the fees incurred by the Company to these affiliates during 2009, 2008 and 2007 are outlined in the table below:

FOR THE YEARS ENDED DECEMBER 31,                                     2009       2008       2007
--------------------------------                                   --------   --------   --------
Chartis Claims, Inc. (formerly AIG Domestic Claims, Inc.)          $255,941   $254,033   $243,985
AIG Technology, Inc.                                                 28,727     31,036     28,562
PineBridge Investment LLC (formerly AIG Global Investment Corp.)      6,960      6,895      7,273
                                                                   --------   --------   --------
   TOTAL                                                           $291,628   $291,964   $279,820
                                                                   ========   ========   ========

As of December 31, 2009 and 2008, short-term investments included amounts invested in the AIG Managed Money Market Fund of $1,291,310 and $228,165, respectively.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

Federal and foreign income taxes recoverable from affiliates as of December 31, 2009 and 2008 amounted to $383,766 and $406,899, respectively.

At December 31, 2009, the amount due from National Union as the lead company of the intercompany pool is $90,429.

During 2009, 2008 and 2007 the Company sold premium receivables without recourse to AI Credit Corporation (AICC) (a formerly wholly owned AIG subsidiary) and recorded losses on these transactions as follows. AICC was purchased by an unaffiliated third party during 2009 and the outstanding receivables were sold by AICC to Risk Specialists Companies Insurance Agency, Inc. The Company did not sell any additional premiums receivable balances after the sale of AICC.

AS OF DECEMBER 31,           2009      2008      2007
------------------         -------   -------   -------
Accounts receivable sold   $27,148   $71,679   $53,865
Losses recorded                639     1,842     1,605

As of December 31, 2009 and 2008, the Company had the following balances receivable/payable from/to its affiliates (excluding reinsurance transactions):

AS OF DECEMBER 31,                                      2009      2008
------------------                                    -------   --------
Balances with pool member companies                   $90,429   $827,061
Balances less than 0.5% of admitted assets                406      3,656
                                                      -------   --------
RECEIVABLE FROM PARENT, SUBSIDIARIES AND AFFILIATES   $90,835   $830,717
                                                      =======   ========
Balances with pool member companies                   $21,373   $     --
Balances less than 0.5% of admitted assets             49,295     38,999
                                                      -------   --------
PAYABLE TO PARENT, SUBSIDIARIES AND AFFILIATES        $70,668   $ 38,999
                                                      =======   ========

On March 31, 2005 the Company and certain of its affiliates entered into a settlement agreement with an insured to release all the asbestos claims and other products coverage potentially available under the applicable insurance policies by making specified payments to the insured on a quarterly basis from March 2005 to December 2016. Between March 31, 2006 and March 25, 2008 the insured entered into a series of receivable sale agreements with AICC whereby AICC purchased the insured's March 2006 to December 2016 receivables of $365,000 for $278,930. The Company did not reduce its loss reserves for the agreements between the insured and AICC.

On October 27, 2009 AIG Funding, Inc. (AIGF) entered into an assignment and assumption agreement with AICC whereby AIGF assumed the remaining outstanding receivables from AICC, at net book value, as a partial

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

payment against outstanding intercompany loan principal balances owed to AIGF by AICC. The amount, at net book value, was $225,962.

NOTE 6 - REINSURANCE

In the ordinary course of business, the Company reinsures certain risks with affiliates and other companies. Such arrangements serve to limit the Company's maximum loss on catastrophes and large and unusually hazardous risks. To the extent that any reinsuring company might be unable to meet its obligations, the Company would be liable for its respective participation in such defaulted amounts. The Company purchased catastrophe excess of loss reinsurance covers protecting its net exposures from an excessive loss arising from property insurance losses and excessive losses in the event of a catastrophe under workers' compensation contracts issued without limit of loss.

During 2009, 2008 and 2007, the Company's net premiums written and net premiums earned were comprised of the following:

FOR THE YEARS ENDED DECEMBER 31,             2009                        2008                        2007
--------------------------------   ------------------------   -------------------------   -------------------------
                                     WRITTEN       EARNED       WRITTEN        EARNED       WRITTEN        EARNED
                                   ----------   -----------   -----------   -----------   -----------   -----------
Direct premiums                    $2,181,231   $ 2,429,839   $ 3,003,169   $ 4,553,852   $ 6,744,997   $ 7,388,935
Reinsurance premiums assumed:
   Affiliates                       7,553,633     8,250,685     9,358,318    10,173,382    11,006,993    11,024,337
   Non-affiliates                      51,887        46,888       166,239       238,591       173,756       107,304
                                   ----------   -----------   -----------   -----------   -----------   -----------
      GROSS PREMIUMS                9,786,751    10,727,412    12,527,726    14,965,825    17,925,746    18,520,576
                                   ----------   -----------   -----------   -----------   -----------   -----------
Reinsurance premiums ceded:
   Affiliates                       2,624,677     3,172,378     4,663,334     6,541,514     9,049,872     9,598,801
   Non-affiliates                   1,099,681     1,200,489     1,018,383     1,031,090     1,215,889     1,218,759
                                   ----------   -----------   -----------   -----------   -----------   -----------
      NET PREMIUMS                 $6,062,393   $ 6,354,545   $ 6,846,009   $ 7,393,221   $ 7,659,985   $ 7,703,016
                                   ==========   ===========   ===========   ===========   ===========   ===========

The maximum amount of return commissions which would have been due reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2009 and 2008 with the return of the unearned premium reserve is as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

                      ASSUMED REINSURANCE        CEDED REINSURANCE                NET
                    -----------------------   -----------------------   -----------------------
                     UNEARNED                  UNEARNED                  UNEARNED
                      PREMIUM    COMMISSION     PREMIUM    COMMISSION     PREMIUM    COMMISSION
                     RESERVES      EQUITY      RESERVES      EQUITY      RESERVES      EQUITY
                    ----------   ----------   ----------   ----------   ----------   ----------
DECEMBER 31, 2009
   Affiliates       $4,097,191    $529,996    $  887,195    $136,990    $3,209,996    $393,006
   Non-affiliates       10,657       1,378       380,113      58,692      (369,456)    (57,314)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $4,107,848    $531,374    $1,267,308    $195,682    $2,840,540    $335,692
                    ==========    ========    ==========    ========    ==========    ========
DECEMBER 31, 2008
   Affiliates       $4,747,277    $634,349    $1,416,996    $195,996    $3,330,281    $438,353
   Non-affiliates        5,651         755       480,922      66,520      (475,271)    (65,765)
                    ----------    --------    ----------    --------    ----------    --------
   TOTALS           $4,752,928    $635,104    $1,897,918    $262,516    $2,855,010    $372,588
                    ==========    ========    ==========    ========    ==========    ========

As of December 31, 2009 and 2008 and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

                     UNEARNED       PAID      RESERVES FOR
                      PREMIUM    LOSSES AND    LOSSES AND
                     RESERVES        LAE           LAE
                    ----------   ----------   ------------
DECEMBER 31, 2009
   Affiliates       $  887,195    $172,560     $12,759,773
   Non-affiliates      380,113     332,178       2,970,212
                    ----------    --------     -----------
   TOTAL            $1,267,308    $504,738     $15,729,985
                    ==========    ========     ===========
DECEMBER 31, 2008
   Affiliates       $1,416,996    $273,774     $13,650,198
   Non-affiliates      480,922     371,990       2,373,097
                    ----------    --------     -----------
   TOTAL            $1,897,918    $645,764     $16,023,295
                    ==========    ========     ===========

The Company's unsecured reinsurance recoverables as of December 31, 2009 in excess of 3.0% of its capital and surplus is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

                                                                                       NAIC CO.
REINSURER                                                                                CODE        AMOUNT
---------                                                                              --------   -----------
Affiliates:
   National Union Pool                                                                      --    $11,580,956
   AIG Global Trade and Political Risk Insurance Co.                                     10651        239,039
   AIU Insurance Company                                                                 19399        151,044
   American International Life Assurance Co. NY (US)                                     60607          4,862
   American International Reinsurance Co. Ltd                                               --        352,865
   Chartis Specialty Insurance Company (f/k/a American Int'l Specialty Lines Ins Co)     26883          6,988
   Ascot Syndicate Lloyd's 1414                                                             --          2,183
   Audubon Insurance Company                                                             19933          1,120
   Chartis Europe S.A.                                                                      --         15,859
   Chartis Insurance Company Of Canada                                                      --          5,178
   Chartis Insurance Uk Ltd                                                                 --          6,099
   Chartis Overseas Ltd. (f/k/a American International Underwriters Overseas, Ltd.)         --        477,453
   Chartis Select Insurance Company                                                      10932          3,481
   Landmark Insurance Company                                                            35637          1,072
   Lexington Insurance Company                                                           19437         18,011
   United Guaranty Insurance Company                                                     11715         37,293
   Other affiliates below $1.0 million                                                      --          3,894
                                                                                                  -----------
      TOTAL AFFILIATES                                                                            $12,907,397
                                                                                                  -----------
   Transatlantic Reinsurance Company                                                     19453        217,709
   Transatlantic Reinsurance Company                                                        --          2,554
   Putnam Reinsurance Co.                                                                35157            253
                                                                                                  -----------
         TOTAL TRANSATLANTIC GROUP                                                                $   220,516
                                                                                                  -----------
   Lloyd's                                                                                  --        203,106
   Swiss Re Group                                                                           --        248,620
                                                                                                  -----------
      TOTAL NON-AFFILIATES                                                                            672,242
                                                                                                  -----------
   TOTAL AFFILIATES AND NON-AFFILIATES                                                            $13,579,639
                                                                                                  ===========

During 2009, 2008 and 2007, the Company reported in its Statements of Income statutory losses of $10,863, $165 and $144, respectively, as a result of losses incurred from commutations with the following reinsurers:

COMPANY                                    2009    2008   2007
-------                                  -------   ----   ----
American International Reinsurance Co.   $10,284   $ --   $ --
Other reinsurers below $1 million            579    165    144
                                         -------   ----   ----
TOTAL                                    $10,863   $165   $144
                                         =======   ====   ====

As of December 31, 2009 and 2008, the Company had reinsurance recoverables on paid losses in dispute of $128,137

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

and $112,640, respectively.

During 2009, 2008 and 2007, the Company wrote off related reinsurance recoverable balances of $8,952, $(4,906) and $13,734, respectively.

As described in Note 5, the Company is party to an inter-company pooling agreement. In the ordinary course of business, the Company also assumes business, primarily from affiliated entities. As of December 31, 2009 and 2008, the Company's premium receivable and losses payable on assumed business are as follows:

                             2009                               AFFILIATE   NON-AFFILIATE     TOTAL
                             ----                               ---------   -------------   --------
Premiums in course of collection                                 $174,732      $25,010      $199,742
Reinsurance payable on paid loss and loss adjustment expenses     198,362       11,835       210,197

                             2008                               AFFILIATE   NON-AFFILIATE     TOTAL
                             ----                               ---------   -------------   --------
Premiums in course of collection                                 $405,981      $ 6,474      $412,455
Reinsurance payable on paid loss and loss adjustment expenses     475,797       31,590       507,387

In 2009, the primary component of the affiliated assumed reinsurance balances summarized above were due from and to Chartis Specialty Insurance Company (formerly known as American International Specialty Lines Insurance Company) and Lexington Insurance Company (LEX). In 2009, AIIC was no longer an affiliate.

In 2008, the primary components of the affiliated assumed reinsurance balances summarized above relate to reinsurance agreements with member companies of the Personal Lines Pool (AIIC) and Chartis Specialty Insurance Company (CSIC). By virtue of participation in the inter-company pooling agreement, the Company's premium receivable and losses payable on assumed reinsurance attributable to parties excluded from the Commercial Pool as of December 31, 2009 and 2008 are as follows:

                                                                       2009                 2008
                                                                -----------------   -------------------
Caption                                                           CSIC      LEX       AIIC       CSIC
-------                                                         -------   -------   --------   --------
Premiums in course of collection                                $42,721   $20,696   $108,866   $161,177
Reinsurance payable on paid loss and loss adjustment expenses    75,872    18,815    150,587    199,331

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000's OMITTED)

NOTE 7 - RETROACTIVE REINSURANCE

In 2008, the Company commuted a reinsurance treaty ceded to affiliated company American International Reinsurance Co. (AIRCO). The treaty that incepted in 1998 was accounted for as retroactive reinsurance. During 2008, the Company recorded the following changes to Reserves Transferred, Paid Losses Reimbursed or Recovered, and Special Surplus from Retroactive Reinsurance attributable to this commutation:

                                                 2008
                                               --------
Reserves transferred                           $380,610
Paid losses recovered                           336,470
Consideration received                          201,005
Special surplus from retroactive reinsurance     44,140

The Company's retroactive reinsurance reserve balances (as reinsured or as reinsurer) as of December 31, 2009 and 2008, are set forth in the table below:

                                                          2009               2008
                                                    ----------------   ----------------
REINSURER                                           ASSUMED    CEDED   ASSUMED    CEDED
---------                                           -------   ------   -------   ------
Chartis Specialty Insurance Company                  $2,796   $   --    $2,810   $   --
Commerce and Industry Insurance Company of Canada     4,174       --     4,174       --
Lyndon Property Insurance Company                        --    1,388        --    1,691
Transatlantic Reinsurance Company                        --       --        --    1,308
All other reinsurers less than $1.0 million              --      640        --    1,908
                                                     ------   ------    ------   ------
   TOTAL                                             $6,970   $2,028    $6,984   $4,907
                                                     ======   ======    ======   ======

NOTE 8 - DEPOSIT ACCOUNTING ASSETS AND LIABILITIES

Certain of the products offered by the Company include funding components or have been structured in a manner such that little or no insurance risk is transferred. Funds received in connection with these arrangements are recorded as deposit liabilities, rather than premiums and incurred losses. In addition, the Company has entered into several ceded reinsurance arrangements, both treaty and facultative, which were determined to be deposit agreements. Conversely, funds paid in connection with these arrangements are recorded as deposit assets, rather than as ceded premiums and ceded incurred losses.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

As of December 31, 2009 and 2008, the Company's deposit assets and liabilities were comprised of the following:

                     DEPOSIT     DEPOSIT     FUNDS HELD    FUNDS HELD
                      ASSETS   LIABILITIES     ASSETS     LIABILITIES
                     -------   -----------   ----------   -----------
DECEMBER 31, 2009:
   Direct            $   --      $ 88,466      $    --        $--
   Assumed               --        90,013       88,515         --
   Ceded              1,595            --           --         --
                     ------      --------      -------        ---
   TOTAL             $1,595      $178,479      $88,515        $--
                     ======      ========      =======        ===

                     DEPOSIT      DEPOSIT     FUNDS HELD    FUNDS HELD
                      ASSETS    LIABILITIES     ASSETS     LIABILITIES
                     -------    -----------   ----------   -----------
DECEMBER 31, 2008:
   Direct            $     --     $ 95,776      $    --      $     --
   Assumed                 --       92,527       88,515            --
   Ceded              530,085           --           --       484,067
                     --------     --------      -------      --------
   TOTAL             $530,085     $188,303      $88,515      $484,067
                     ========     ========      =======      ========

A reconciliation of the Company's deposit asset and deposit liabilities as of December 31, 2009 and 2008 is set forth in the table below:

                                                                         2009                      2008
                                                               -----------------------   -----------------------
                                                                DEPOSIT      DEPOSIT      DEPOSIT      DEPOSIT
                                                                 ASSETS    LIABILITIES     ASSETS    LIABILITIES
                                                               ---------   -----------   ---------   -----------
BALANCE AT JANUARY 1                                           $ 530,085    $188,303     $ 751,468    $189,511
   Deposit activity, including loss recoveries                  (592,772)     (7,962)     (250,415)         78
   Interest income or expense, net of amortization of margin      24,465      (1,862)       12,068      (1,286)
   Non-admitted asset portion                                     39,817          --        16,964          --
                                                               ---------    --------     ---------    --------
BALANCE AS OF DECEMBER 31                                      $   1,595    $178,479     $ 530,085    $188,303
                                                               =========    ========     =========    ========

                                      2009                       2008
                            ------------------------   ------------------------
                            FUNDS HELD    FUNDS HELD   FUNDS HELD    FUNDS HELD
                              ASSETS     LIABILITIES     ASSETS     LIABILITIES
                            ----------   -----------   ----------   -----------
BALANCE AT JANUARY 1          $88,515     $ 484,067     $ 98,917     $ 695,928
   Contributions                   --           357           --           144
   Withdrawals                     --      (505,878)     (10,402)     (238,108)
   Interest                        --        21,454           --        26,103
                              -------     ---------     --------     ---------
BALANCE AS OF DECEMBER 31     $88,515     $      --     $ 88,515     $ 484,067
                              =======     =========     ========     =========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The Company also reinsures risks and assumes reinsurance from other affiliates. As agreed upon with NY SAP, transactions with Union Excess Reinsurance Company Ltd. (Union Excess) are treated as affiliated.

On December 16, 2009, all contracts ceded by the Company directly or indirectly to Union Excess were commuted and the net balances among all the parties have been settled. As a result of such settlement of balances, the Company received net cash of $43,838, securities of $2,289, and the release of $287,133 of funds held liabilities for the settlement of deposit assets of $385,967 with a non-admitted portion of $39,817. Also, during 2009, loss recoveries from Union Excess resulted in decreases in deposit assets and funds held liabilities of $218,745. The net effect of these transactions was to reduce surplus to policyholders by $(12,890).

The Company also holds a note from Union Excess in the amount of $37,009. The note is secured by the proceeds of a certain swap transaction between Union Excess and Starr International Company, Inc. (SICO). SICO is contesting liability under the swap; as such, the Company has provided a 100% valuation allowance.

During 2008, the Company commuted deposit balances of $47,290 with a participant in the Union Excess reinsurance programs, resulting in no gain or loss to the Company, and balances of $141,711 with European Reinsurance Company Ltd., resulting in a loss of $2,323.

NOTE 9 - FEDERAL INCOME TAXES

The Company files a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries.

Beginning in January 1, 2008, a tax Sub Group was formed among twenty seven Chartis U.S. Inc. (formerly known as AIG Commercial Insurance Group, Inc.) and United Guaranty Companies under Chartis, Inc. The tax Sub Group will be allocated tax and will pay or receive its portion of the consolidated tax benefit or liability as if the Sub Group were filing its own consolidated income tax return except that AIG, Inc. will also reimburse the Sub Group Parent currently for any subgroup tax attributes utilized in the AIG, Inc. consolidated income tax return to the extent they were not otherwise utilized on a separate company basis.

Once the tax is allocated to the Sub Group, the Sub Group then allocates taxes to member companies as if the member companies were on a separate return basis except that current benefit for losses is given if losses or tax attributes are utilized by the Sub Group.

In addition, to the provisions outlined above, the agreement further provides that:

- Any tax realized by the Company from triggering the deferred inter-company gain (as determined under Treasury Regulation Section 1.1502-13) of a "Qualifying Transaction" will be paid by AIG, Inc. A Qualifying Transaction is the transfer or sale of the stock or substantially all of the assets of an operating subsidiary which results in a deferred inter-company gain, including the pre-existing deferred inter-company gain from a prior sale or transfer.

- As of the effective date of the agreement and for future periods, Chartis, Inc. assumed or will assume each Sub Group members' Tax Reserve in a deemed capital transaction. Tax Reserves mean any unrecognized tax benefit

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     recorded in accordance with ASC 740 and any tax liability recorded as the result of an agreed upon adjustment with the tax authorities.

- The tax sharing agreement was modified to be consistent with the AIG, Inc. and Federal Reserve Bank of New York Credit Agreement ("Credit Agreement"). Generally, the amended agreement provides that in an Asset Sale the Company will remit to AIG, Inc. no more than it otherwise would have absent the Credit Agreement.

- In the event the Company is deconsolidated from the AIG consolidated federal income tax return, AIG Parent, Sub Group Parent, and the Company will determine under a separate agreement the final allocation of tax attributes and the final settlement of inter-company tax balances.

Pursuant to the current tax sharing agreement, Chartis, Inc. assumed tax liabilities related to uncertain tax positions and tax liability recorded as the result of an agreed upon adjustment with the tax authorities of $64,922 and $164,719 for 2009 and 2008, respectively. In addition, AIG assumed tax of $157,679 and $0 relating to qualifying transactions during 2009 and 2008, respectively, relating to an asset sale in accordance with the Credit Agreement.

For 2007, the Company filed a consolidated U.S. federal income tax return with the Ultimate Parent and its domestic subsidiaries pursuant to a tax sharing agreement. The agreement provides that the Ultimate Parent will not charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company if it had filed a separate federal income tax return. In addition, the agreement provides that the Company will be reimbursed by the Ultimate Parent for tax benefits relating to any net losses or any tax credit of the Company utilized in filing the consolidated return.

The federal income tax recoverable/payable in the accompanying statement of admitted assets, liabilities, and capital and surplus are due to/from the Parent. The statutory U.S. federal income tax rate is 35% at December 31, 2009.

The Paragraph references in the tables below refer to corresponding paragraphs in SSAP 10R.

The components of the Company's net deferred tax assets/liabilities as of December 31, 2009 and 2008 are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

As of December 31,

                                                                            2009                               2008
                                                             ---------------------------------  ---------------------------------
                                                              ORDINARY    CAPITAL      TOTAL     ORDINARY    CAPITAL      TOTAL
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Gross deferred tax assets                                    $1,258,259  $ 167,785  $1,426,044  $1,013,673  $ 191,058  $1,204,731
   Less: valuation allowance                                         --         --          --          --         --          --
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Adjusted gross DTAs after valuation allowance                 1,258,259    167,785   1,426,044   1,013,673    191,058   1,204,731
Gross deferred tax liabilities                                  (42,638)  (194,631)   (237,269)    (37,046)  (318,829)   (355,875)
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Net deferred tax assets/(liabilities) before admissibility
   test                                                       1,215,622    (26,846)  1,188,775     976,627   (127,772)    848,856
                                                             ==========  =========  ==========  ==========  =========  ==========
Admitted pursuant to:
Carried back losses that reverse in subsequent calendar
   year                                                          73,903     53,031     126,934     330,907         --     330,907
The lesser of adjusted gross DTAs realizable within
   12 months or 10% statutory surplus                           309,996         --     309,996     115,706         --     115,706
Adjusted gross DTAs that can be offset against DTLs             122,514    114,754     237,268      37,046    318,829     355,875
Additional admitted DTAs
Carried back losses that reverse in subsequent three
   calendar year                                                     --         --          --          --         --          --
The lesser of adjusted gross DTAs realizable within
   36 months or 15% statutory surplus                           272,916         --     272,916          --         --          --
Adjusted gross DTAs that can be offset against DTLs                  --         --          --          --         --          --
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Total admitted deferred tax asset                               779,329    167,785     947,114     483,659    318,829     802,489
Deferred DTLs                                                   (42,638)  (194,631)   (237,269)    (37,046)  (318,829)   (355,875)
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Net admitted DTAs                                               736,691    (26,846)    709,846     446,613         --     446,613
Non admitted DTAs                                               478,930         (0)    478,930     530,014   (127,772)    402,243
                                                             ----------  ---------  ----------  ----------  ---------  ----------
Total net DTAs                                                1,215,622    (26,846)  1,188,776     976,627   (127,772)    848,856
                                                             ==========  =========  ==========  ==========  =========  ==========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

The Company has elected to admit DTAs pursuant to Paragraph 10.e.. It recorded an increase in admitted DTAs as the result of its election to employ the provisions of Paragraph 10.e. as follows:

                                                                           CHANGE DURING 2009
                                                                     ------------------------------
DESCRIPTION                                                          ORDINARY    CAPITAL    TOTAL
-----------                                                          -------    --------   --------
Gross deferred tax assets                                             244,586    (23,273)   221,313
   Less: valuation allowance                                               --         --         --
                                                                     --------   --------   --------
Adjusted gross DTAs after valuation allowance                         244,586    (23,273)   221,313
Gross deferred tax liabilities                                         (5,592)   124,199    118,607
                                                                     --------   --------   --------
Net deferred tax assets/(liabilities) before admissibility test       238,994    100,926    339,920
                                                                     ========   ========   ========
Admitted pursuant to:
Carried back losses that reverse in subsequent calendar year         (257,004)    53,031   (203,974)
The lesser of adjusted gross DTAs realizable within 12 months or
   10% statutory surplus                                              194,290         --    194,290
Adjusted gross DTAs that can be offset against DTLs                    85,468   (204,076)  (118,608)
Additional admitted DTAs
Carried back losses that reverse in subsequent three calendar year         --         --         --
The lesser of adjusted gross DTAs realizable within 36 months or
   15% statutory surplus                                              272,916         --    272,916
Adjusted gross DTAs that can be offset against DTLs                        --         --         --
                                                                     --------   --------   --------
Total admitted deferred tax asset                                     295,670   (151,045)   144,625
Deferred DTLs                                                          (5,592)   124,199    118,607
                                                                     --------   --------   --------
Net admitted DTAs                                                     290,078    (26,846)   263,232
Non-admitted DTAs                                                     (51,084)   127,772     76,688
                                                                     --------   --------   --------
Total net DTAs                                                        238,994    100,926    339,920

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation resulting from the use of paragraph 10.a., 10.b., 10.c., and 10.e. are as follows:

DESCRIPTION                              WITH P.S 10.A.-C   WITH P.S 10.E.   DIFFERENCE
-----------                              ----------------   --------------   ----------
Admitted DTAs                                 436,930            709,846        272,916
Admitted assets                               674,198            947,114        272,916
Statutory surplus                             502,718            754,077        251,359
Total adjusted capital                             --          5,085,399      5,085,399
Authorized control level used in 10.d.             --                 --             --

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

During 2009, 2008 and 2007, the Company's current income tax expense/ (benefit) was comprised of the following:

For the years ended December 31,                                            2009        2008       2007
--------------------------------                                         ---------   ---------   --------
Income tax expense/(benefit) on net underwriting and investment income   ($215,953)  $ 135,559   $309,946
Tax on capital gains/(losses)                                               57,389    (270,995)    29,141
Foreign income tax expense/(benefit)                                        37,836          --         --
Federal income tax adjustment - prior years                                 55,810      99,679     38,413
                                                                         ---------   ---------   --------
CURRENT INCOME TAX EXPENSE/(BENEFIT) INCURRED                            ($ 64,918)  ($ 35,757)  $377,500
                                                                         =========   =========   ========

The composition of the Company's net deferred tax assets as of December 31, 2009 and 2008, along with the changes in deferred income taxes for 2009, is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

AS OF DECEMBER 31,                                     2009         2008       CHANGE    CHARACTER
------------------                                  ----------   ----------   --------
Deferred tax assets:
   Loss reserve discount                            $  452,188   $  377,943   $ 74,245      Ord
   Non-admitted assets                                 177,668      169,600      8,068      Ord
   Unearned premium reserve                            256,677      276,479    (19,802)     Ord
   Unrealized capital loss                             104,640       30,153     74,487      Cap
   Partnerships                                         98,805       56,739     42,066      Ord
   Bad debt                                            104,852      127,614    (22,762)     Ord
   Investment write downs                               77,069      102,927    (25,858)     Cap
   Goodwill & deferred revenue                          56,656       29,949     26,707      Ord
   Deferred intercompany gain/loss                      29,642           --     29,642      Cap
   Foreign tax credits                                  37,573       25,959     11,614      Ord
   Deferred tax on CFC outside basis difference         20,505           --     20,505      Ord
   Other temporary differences                           9,769        7,368      2,401      Ord
                                                    ----------   ----------   --------
      GROSS DEFERRED TAX ASSETS                      1,426,044    1,204,731    221,313
   Non-admitted deferred tax assets                   (478,930)    (402,242)   (76,688)
                                                    ----------   ----------   --------
   ADMITTED DEFERRED TAX ASSETS                        947,114      802,489    144,625
                                                    ==========   ==========   ========
Deferred tax liabilities:
   Unrealized capital gains                           (193,701)    (318,829)   125,128      Cap
   Investments                                         (10,014)      (5,121)    (4,893)     Ord
   Depreciation                                        (15,120)     (19,370)     4,250      Ord
   AIUOA Captial gains                                  (2,382)      (2,382)        --      Cap
   Other temporary differences                         (16,051)     (10,173)    (5,878)     Ord
                                                    ----------   ----------   --------
      GROSS DEFERRED TAX LIABILITIES                  (237,268)    (355,875)   118,607
                                                    ----------   ----------   --------
   NET ADMITTED DEFERRED TAX ASSETS                    709,846      446,614    263,232
                                                    ==========   ==========   ========
Gross deferred tax assets                            1,426,044    1,204,731    221,313
Gross deferred tax liabilities                        (237,268)    (355,875)   118,607
                                                    ----------   ----------   --------
NET DEFERRED TAX ASSETS                              1,188,776      848,856    339,920
Income tax effect of unrealized capital gains                                  199,615
                                                                              --------
Total change in deferred tax                                                   140,305
                                                                              ========
Change in deferred tax - current year                                           59,354
Change in deferred tax - prior period correction                                80,951

The application of SSAP 10R requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized (a likelihood of more than 50 percent). Significant judgment is required to determine whether a valuation allowance is necessary and the amount of such valuation allowance, if appropriate.

When making its assessment about the realization of its deferred tax assets at December 31, 2009, the Company considered all available evidence, as required by income tax accounting guidance, including:

- the nature, frequency, and severity of current and cumulative financial reporting losses;

- transactions completed, including the sale of TRH, and transactions expected to be completed in the near future;

- the carryforward periods for the net operating and capital loss and foreign tax credit carryforward;

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

- the application of the amended tax sharing agreement between the Tax Sub Group and the Ultimate Parent; and

- tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax assets.

Estimates of future taxable income generated from specific transactions and tax planning strategies discussed above could change in the near term, perhaps materially, which may require the Company to adjust its valuation allowance. Such adjustments, either positive or negative, could be material to the Company's financial condition or its results of operations for an individual reporting period.

At December 31, 2009, the Company recorded gross deferred tax assets before valuation allowance of $1,426,044. The full amounts are more likely than not to be realized. Therefore, the Company reflected zero valuation allowance against its deferred tax assets.

The actual tax expense on income from operations differs from the tax expense calculated at the statutory tax rate. A reconciliation of the Company's income tax expense and the significant items causing this difference for the years ended December 31, 2009, 2008 and 2007 are as follows:

                                                           2009                     2008                      2007
                                                  ----------------------   ----------------------   -----------------------
                                                    AMOUNT    TAX EFFECT     AMOUNT    TAX EFFECT     AMOUNT     TAX EFFECT
                                                  ---------   ----------   ---------   ----------   ----------   ----------
Net income before federal income taxes
   and capital gains taxes                        $ 184,874   $  64,706    $ 325,408   $ 113,893    $1,725,242   $ 603,835
BOOK TO TAX ADJUSTMENTS:
   Tax exempt income                               (456,093)   (159,632)    (481,365)   (168,478)     (543,812)   (190,334)
   Intercompany dividends                           (94,815)    (33,185)        (315)       (110)           --          --
   Dividends received deductions                    (18,128)     (6,345)     (55,610)    (19,464)       (5,993)     (2,098)
   Meals and entertainment                              862         302        1,412         494         1,749         612
   Non-deductible penalties                              --          --          761         266         1,508         528
   Change in non-admitted assets                   (102,726)    (35,954)     120,143      42,050      (138,048)    (48,318)
   Federal income tax adjustments - prior years          --      11,457           --          --            --      55,224
   Branch termination                                    --          --       13,298       4,654            --          --
   Transfer pricing adjustments                          --          --       11,949       4,182            --          --
   Sale of divested entities                        (70,576)    (24,702)          --          --            --          --
   Change in tax positions                               --      59,878           --      32,007            --      31,842
   Other non-taxable income                              --       1,399       (7,179)     (2,513)           --          --
   Other                                             (4,392)     (2,195)          --      (2,321)           --          --
                                                  ---------   ---------    ---------   ---------    ----------   ---------
      TOTAL BOOK TO TAX ADJUSTMENTS                (745,867)   (188,977)    (396,906)   (109,231)     (684,596)   (152,544)
                                                  ---------   ---------    ---------   ---------    ----------   ---------
TOTAL FEDERAL TAXABLE INCOME AND TAX              ($560,993)  ($124,271)   ($ 71,498)  $   4,662    $1,040,646   $ 451,291
                                                  =========   =========    =========   =========    ==========   =========
   Current federal income tax                                  (122,307)                 235,238                   348,359
   Income tax on net realized capital gains                      57,389                 (270,995)                   29,141
   Change in net deferred income taxes                          (59,354)                  40,419                    73,791
                                                              ---------                ---------                 ---------
   TOTAL FEDERAL INCOME TAX                                    (124,271)                   4,662                   451,291
                                                              =========                =========                 =========

The amount of federal income tax incurred and available for recoupment in the event of future net operating losses for tax purposes for 2009 is set forth in the table below:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

YEAR   ORDINARY   CAPITAL    TOTAL
----   --------   -------   ------
2008    73,903       None   73,903
2009      None     59,052   59,052

As of December 31, 2009, the Company had $37,573 foreign tax credits carry forwards available to offset against future taxable income. The Company had no unused net operating loss or capital loss carry forwards or tax credits available to offset against future taxable income as of December 31, 2009 and 2008. Federal income taxes paid to (recovered from) the Ultimate Parent amounted to ($309,933) during 2009, $138,061 during 2008, and $231,602 during 2007.

As of December 31, 2009, the Company had no deposits under IRC Section 6603.

As of December 31, 2009 and 2008, the unrecognized tax benefits, excluding interest and penalties, held by Chartis, Inc. relating to the Company is $143,695 and $95,795, respectively.

Under the current tax allocation agreement, interest and penalties related to uncertain tax positions taken by the company are accrued not by the Company but by Chartis, Inc., the Subgroup parent. At December 31, 2009 and 2008, the interest accrued by Chartis Inc. relating to the Company's uncertain tax positions was $17,253 and $8,643.

Listed below are the tax years that remain subject to examination by major tax jurisdictions:

AT DECEMBER 31, 2009

MAJOR TAX JURIDICTIONS   OPEN TAX YEARS
----------------------   --------------
UNITED STATES              2000 - 2008

NOTE 10 - PENSION PLANS AND DEFERRED COMPENSATION ARRANGEMENTS

A.   PENSION

     Employees of AIG, the ultimate holding company, its subsidiaries and certain affiliated companies, including employees in foreign countries, are generally covered under various funded and insured pension plans. Eligibility for participation in the various plans is based on either completion of a specified period of continuous service or date of hire, subject to age limitation.

     AIG's U.S. retirement plan is a qualified, non-contributory defined benefit retirement plan which is subject to the provisions of the Employee Retirement Income Security Act of 1974. All employees of AIG and most of its subsidiaries and affiliates who are regularly employed in the United States, including certain U.S. citizens employed abroad on a U.S. dollar payroll, and who have attained age 21 and completed twelve months of continuous service are eligible to participate in this plan. An employee with five or more years of service is entitled to pension benefits beginning at normal retirement at age 65. Benefits are based upon a percentage of average final compensation multiplied by years of credited service limited to 44 years of credited service. The

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     average final compensation is subject to certain limitations. The employees may elect certain options with respect to their receipt of their pension benefits including a joint and survivor annuity. An employee with ten or more years of service may retire early from age 55 to 64. An early retirement factor is applied resulting in a reduced benefit. If an employee terminates with less than five years of service, such employees forfeit their right to receive any pension benefits accumulated thus far.

     Annual funding requirements are determined based on the Projected Unit Credit Cost Method which attributes a pro-rata portion of the total projected benefit payable at normal retirement to each year of credited service.

     The following table sets forth the funded status of the AIG U.S. retirement plan, valued in accordance with NAIC Statement of Statutory Accounting Principles (SSAP) No. 89, Accounting for Pensions.

AS OF DECEMBER 31,                     2009         2008
------------------                  ----------   ----------
Fair value of plan assets           $3,350,505   $2,723,034
Less projected benefit obligation    3,366,515    3,378,509
                                    ----------   ----------
Funded status                       $  (16,010)  $ (655,475)
                                    ==========   ==========

     The Company's share of net expense for the qualified pension plan was $13,939, $6,772 and $5,001 for the years ended December 31, 2009, 2008 and
     2007, respectively. In March 2009, AIG contributed $420,000 to the AIG U.S. retirement plan. The allocation from the holding company is based on payroll for the Company.

     The Company also operates several defined benefit plans at the Japan branch. These plans are generally based on either the employees' years of credited service and compensation in the years preceding retirement or on points accumulated based on the employee's job grade and other factors during each year of service. As of December 31, 2009 and 2008, the Company recorded, in other liabilities, its pension liabilities of $12,832.

B.   POSTRETIREMENT BENEFIT PLANS

     AIG's U.S. postretirement medical and life insurance benefits are based upon the employee electing immediate retirement and having a minimum of ten years of service. Retirees and their dependents who were 65 by May 1, 1989 participate in the medical plan at no cost. Employees who retired after May 1, 1989 or prior to January 1, 1993 pay the active employee premium if under age 65 and 50 percent of the active employee premium if over age 65. Retiree contributions are subject to adjustment annually. Other cost sharing features of the medical plan include deductibles, coinsurance and Medicare coordination and a lifetime maximum benefit of $5,000. The maximum life insurance benefit prior to age 70 is $32 with a maximum $25 thereafter.

     Effective January 1, 1993, both plans' provisions were amended. Employees who retire after January 1, 1993 are required to pay the actual cost of the medical insurance benefit premium reduced by a credit which is based upon years of service at retirement. The life insurance benefit varies by age at retirement from $5 for retirement at ages 55 through 59 and $10 for retirement at ages 60 through 64 and $15 from retirement at ages 65 and over.

     AIG's U.S. postretirement medical and life insurance benefits obligations, valued in accordance with NAIC Statement of Statutory Accounting Principles
     (SSAP) No. 11, Postemployment Benefits and Compensated

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     Absences as of December 31, 2009 and 2008 were $200,768 and $198,015, respectively. These obligations are not funded currently. The Company's share of other postretirement benefit plans was $95, $265 and $310 for the years ended December 31, 2009, 2008 and 2007, respectively.

     AIG is the Plan Sponsor of the pension, postretirement and benefit plans and is ultimately responsible for the conduct of the plans. The Company is only obligated to the extent of their allocation of expenses from these plans. The allocation from the holding company is based on payroll for the Company.

     The weighted average assumptions that were used to determine its pension benefit obligations as of December 31, 2009, 2008 and 2007 are set forth in the table below:

AS OF DECEMBER 31,                               2009                2008                2007
------------------                        -----------------   -----------------   -----------------
Discount rate                                   6.00%               6.50%               6.50%
Rate of compensation increase (average)         4.00%               4.25%               4.25%
Measurement date                          December 31, 2009   December 31, 2008   December 31, 2007
Medical cost trend rate                          N/A                 N/A                 N/A

C.   STOCK OPTION AND DEFERRED COMPENSATION PLANS

     Some of the Company's officers and key employees could receive compensation pursuant to awards under several share-based employee compensation plans; AIG 1999 Stock Option Plan, as amended; AIG 1996 Employee Stock Purchase Plan, as amended; AIG 2002 Stock Incentive Plan, as amended under which AIG has issued time-vested restricted stock units and performance restricted stock units; AIG 2007 Stock Incentive Plan, as amended, and the AIG 2005-2006 Deferred Compensation Profit Participation Plan. AIG currently settles share option exercises and other share awards to participants by issuing shares it previously acquired and holds in its treasury account. During 2009, 2008 and 2007, AIG allocated $12,572, $18,153, and $14,028, respectively, of the cost of these stock options and certain other deferred compensation programs to the Company.

D.   POST-EMPLOYMENT BENEFITS AND COMPENSATED BALANCES

     AIG provides certain benefits to inactive employees who are not retirees. Certain of these benefits are insured and expensed currently; other expenses are provided for currently. Such expenses include long-term disability benefits, medical and life insurance continuation and COBRA medical subsidies. The costs of these plans are borne by AIG.

E.   IMPACT OF MEDICARE MODERNIZATION ACT ON POST RETIREMENT BENEFITS

     On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 were signed into law. The postretirement medical plan benefits provided by the plan are actuarially equivalent to Medicare Part D under the 2003 Medicare Act and eligible for the federal subsidy. Effective January 1, 2007, this subsidy is passed on to the participants through reduced contributions. The expected amount of subsidy that AIG will receive

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     for 2009 is $3,500.

NOTE 11 - CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

A.   CAPITAL AND SURPLUS

     The portion of unassigned surplus as of December 31, 2009 and 2008 represented by each item below is as follows:

                                2009         2008
                            -----------   ---------
Unrealized gains            $   441,772   $ 739,654
Non-admitted asset values    (1,087,959)   (964,416)
Provision for reinsurance       (88,624)    (95,592)

     In calculating the provision for reinsurance as of December 31, 2009, Management utilized collateral including letters of credit and assets in trust provided by its Ultimate Parent of $268,854 and $425,179, respectively. The use of these assets was approved by the domiciliary regulator.

     The changes in unrealized gains and non-admitted assets reported in the Statements of Income and Changes in Capital and Surplus were derived as follows:

Change in net unrealized gains                                   2009         2008
------------------------------                                ---------   -----------
Unrealized gains, current year                                $ 441,772   $   739,654
Unrealized gains, previous year                                 739,654     2,027,439
                                                              ---------   -----------
Change in unrealized gains                                     (297,882)   (1,287,785)
Change in tax on unrealized gains                               202,913        94,517
Change in accounting principles SSAP 43R                         (6,693)           --
Adjustments to beginning surplus, including $3,395
   of adjustments to the income tax effect of capital gains      (8,900)           --
Amortization of goodwill                                         (2,502)       (1,182)
                                                              ---------   -----------
Change in unrealized, net of taxes                            $(113,064)  $(1,194,450)
                                                              =========   ===========

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

Change in non-admitted asset values            2009          2008
-----------------------------------        -----------   -----------
Non-admitted asset values, current year    $(1,087,959)  $  (964,416)
Non-admitted asset values, previous year      (964,416)   (1,011,589)
                                           -----------   -----------
Change in non-admitted assets                 (123,543)       47,173
Change in accounting principles SSAP 10R      (272,916)           --
Adjustments to beginning surplus                77,692            --
                                           -----------   -----------
Change in non-admitted assets              $  (318,767)  $    47,173
                                           ===========   ===========

     During 2006, the Company settled a previously established tax recoverable with AIG as part of its tax allocation agreement. The settlement occurred prior to the filing of its tax return. Upon completion of its tax filing which was subsequent to December 31, 2007, the Company determined that the settled amount exceeded the actual recoverable by $160,000 resulting in a payable due to AIG by the Company. AIG agreed to forgive this payable resulting in the treatment of this amount as a capital contribution to the Company. This capital contribution has been reflected in the Company's financial position as of December 31, 2007.

B.   RISK-BASED CAPITAL REQUIREMENTS

     The NAIC has adopted a Risk-Based Capital (RBC) formula to be applied to all property and casualty insurance companies. RBC is a method of establishing the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. A company's RBC is calculated by applying different factors to various asset classes, net premiums written and loss and LAE reserves. A company's result from the RBC formula is then compared to certain established minimum capital benchmarks. To the extent a company's RBC result does not either reach or exceed these established benchmarks, certain regulatory actions may be taken in order for the insurer to meet the statutorily-imposed minimum capital and surplus requirements.

     In connection therewith, the Company has satisfied the capital and surplus requirements of RBC for the 2009 reporting period.

C.   DIVIDEND RESTRICTIONS

     Under New York law, the Company may pay cash dividends only from earned surplus determined on a statutory basis. Further, the Company is restricted (on the basis of the lower of 10.0% of the Company's statutory surplus as of December 31, 2009, or 100.0% of the Company's adjusted net investment income for the preceding 36 month period ending December 31, 2008) as to the amount of dividends it may declare or pay in any twelve-month period without the prior approval of NY SAP. As of December 31, 2009, the maximum dividend payment, which may be made without prior approval during 2010, is approximately $559,904.

     Within the limitations noted above, no dividends may be paid out of segregated surplus. There are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There were no restrictions placed on the Company's surplus including for whom the surplus is being held. There is no stock held by the Company for any special purpose.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     The Company paid no dividends in 2009 and during 2008, the Company paid $1,582,633 in dividends to Chartis U.S. Inc. which included $1,115,208 of extraordinary dividends. All of the extraordinary dividends were approved by NY SAP. Refer to Note 5F for additional information.

NOTE 12 - CONTINGENCIES

A.   LEGAL PROCEEDINGS

     The Company is involved in various legal proceedings incident to the operation of its business. Such proceedings include claims litigation in the normal course of business involving disputed interpretations of policy coverage. Other proceedings in the normal course of business include allegations of underwriting errors or omissions, bad faith in the handling of insurance claims, employment claims, regulatory activity, and disputes relating to the Company's business ventures and investments.

     Other legal proceedings include the following:

     AIG, National Union, and Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company) have been named defendants (the AIG Defendants) in two putative class actions in state court in Alabama that arise out of the 1999 settlement of class and derivative litigation involving Caremark Rx, Inc. (Caremark). The plaintiffs in the second-filed action have intervened in the first-filed action, and the second-filed action has been dismissed. An excess policy issued by a subsidiary of AIG with respect to the 1999 litigation was expressly stated to be without limit of liability. In the current action, plaintiffs allege that the judge approving the 1999 settlement was misled as to the extent of available insurance coverage and would not have approved the settlement had he known of the existence and/or unlimited nature of the excess policy. They further allege that the AIG Defendants and Caremark are liable for fraud and suppression for misrepresenting and/or concealing the nature and extent of coverage. In their complaint, plaintiffs request compensatory damages for the 1999 class in the amount of $3,200,000, plus punitive damages. The AIG Defendants deny the allegations of fraud and suppression and have asserted, inter alia, that information concerning the excess policy was publicly disclosed months prior to the approval of the settlement. The AIG Defendants further assert that the current claims are barred by the statute of limitations and that plaintiffs' assertions that the statute was tolled cannot stand against the public disclosure of the excess coverage. Plaintiffs, in turn, have asserted that the disclosure was insufficient to inform them of the nature of the coverage and did not start the running of the statute of limitations.

     The intervening plaintiffs had requested a stay of all trial court proceedings pending their appeal of an order dismissing certain lawyers and law firms who represented parties in the underlying class and derivative actions. After the Alabama Supreme Court affirmed the trial court's dismissal in September 2008, the intervening plaintiffs filed an Amended Complaint in Intervention on December 1, 2008, which named Caremark, AIG and certain subsidiaries, including National Union and Chartis Specialty Insurance Company, as defendants, and purported to bring claims against all defendants for deceit and conspiracy to deceive, and to bring a claim against AIG and its subsidiaries for aiding and abetting Caremark's alleged deception.

     After the defendants moved to dismiss the Amended Complaint in Intervention and, in the alternative, for a more definite statement, and the plaintiffs reached an agreement to withdraw additional motions seeking to disqualify

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     certain plaintiffs' counsel, on March 2, 2009, the court granted the intervening plaintiffs' motion to withdraw the Amended Complaint in Intervention. On April 14, 2009, the court established a schedule for class action discovery that was scheduled to lead to a hearing on class certification in March 2010. The court has since entered an order appointing a special master to resolve certain discovery disputes and requiring the parties to submit a new discovery schedule after those disputes are resolved. The parties are presently engaged in class discovery.

     On September 2, 2005, certain AIG companies including American Home Assurance Company, AIU Insurance Company and New Hampshire Insurance Company (collectively, the AIG Parties) sued (i) The Robert Plan Corporation (RPC), an agency that formerly serviced assigned risk automobile insurance business for the AIG Parties; (ii) certain affiliates of RPC; and (iii) two of RPC's senior executives. This suit was brought in New York Supreme Court and alleges the misappropriation of funds and other violations of contractual arrangements. On September 26, 2005, RPC countersued the AIG Parties and AIG itself for, among other things, $370,000 in disgorged profits and $500,000 of punitive damages under a claim of fraud. On March 10, 2006, RPC moved to dismiss its fraud claim without prejudice for the purposes of bringing that claim in New Jersey. On that date, RPC also amended its counterclaim, setting forth a number of causes of action for breach of contract. The parties filed cross motions to dismiss various counts of the complaint and counterclaims. These motions were granted in part and denied in part by the court. RPC appealed certain aspects of the court's ruling. That appeal remains pending. On August 25, 2008, RPC, one of its affiliates, and one of the defendant RPC executives filed voluntary petitions for relief under chapter 11 of title 11 of the United States Code (the Bankruptcy Code). On October 7, 2008, the Court entered an Order staying this action in light of those bankruptcy proceedings. On January 15, 2009, RPC filed a notice of removal to the United States District Court for the Southern District of New York. The action was subsequently transferred to the Eastern District of New York and then referred to the United States Bankruptcy Court for that District. The AIG Parties moved to remand the case, and the Court granted that motion on April 12, 2010. On January 19, 2010, the Court entered an Order converting the bankruptcy proceeding to one under Chapter 7 of the Bankruptcy Code.

     In July 2007, RPC (along with Eagle Insurance Company (Eagle) and Newark Insurance Corporation (Newark), two of RPC's subsidiary insurance companies) filed a separate complaint in New Jersey alleging claims for fraud and negligent misrepresentation against AIG and the AIG Parties in connection with certain 2002 contracts. That complaint seeks damages of at least $100,000, unspecified punitive damages, declaratory relief, and imposition of a constructive trust.

     Because Eagle and Newark are in liquidation with the Commissioner of the New Jersey Department of Banking and Insurance as liquidator, the AIG Parties believe that only the Commissioner -- and not RPC -- has the authority to direct Eagle and Newark to bring the claims asserted in this action. On December 7, 2007, this action was stayed pending judicial determination of this issue in the Eagle/Newark rehabilitation/liquidation proceeding. In October 2008, the Court dismissed the action without prejudice for failure to prosecute.

     Nevertheless, on January 14, 2009, RPC filed a notice of removal of the New Jersey action to the United States District Court for the District of New Jersey and, on February 2, 2009, moved to transfer the New Jersey action to the Eastern District of New York, where RPC's Chapter 11 proceeding is pending. The AIG Parties filed a motion to dismiss the case for lack of subject matter jurisdiction because the purportedly removed action had been dismissed three months before RPC filed its purported notice of removal, and consideration of RPC's transfer motion was stayed until the Court ruled on the AIG Parties' motion to dismiss. On August 10, 2009, the Court granted the AIG Parties' motion to dismiss and denied RPC's transfer motion as moot. To the AIG Parties'

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     knowledge, since that time, RPC has not sought to have the New Jersey state court action reinstated.

     The AIG Parties believe that RPC's claims are without merit and intend to defend them vigorously, but cannot now determine whether RPC will attempt to reassert its claims in New Jersey or estimate either the likelihood of prevailing in these actions or the potential damages in the event liability is determined.

     Effective February 9, 2006, AIG reached a resolution of claims and matters under investigation with the United States Department of Justice (the DOJ), the United States Securities and Exchange Commission (the SEC), the Office of the Attorney General of the State of New York (the NYAG) and the New York Insurance Department (the NYDOI). The settlements resolve outstanding litigation and allegations by such agencies against AIG in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of these settlements, AIG recorded an after-tax-charge of $1,150,000 in the fourth quarter of 2005, and made payments or placed in escrow approximately $1,640,000 including (i) $375,000 into a fund under the supervision of the NYAG and NYDOI to be available principally to pay certain AIG insurance company subsidiary policyholders who purchased excess casualty policies through Marsh & McLennan Companies, Inc. and Marsh Inc. (the Excess Casualty Fund) and (ii) $343,000 into a fund under the supervision of the NYAG and the NYDOI to be used to compensate various states in connection with the underpayment of certain workers compensation premium taxes and other assessments. As of February 29, 2008, eligible policyholders entitled to receive approximately $358,700 (or 95%) of the Excess Casualty Fund had opted to receive settlement payments in exchange for releasing AIG and its subsidiaries from liability relating to certain insurance brokerage practices. In accordance with the settlement agreements, all amounts remaining in the Excess Casualty Fund were used by AIG to settle claims from other policyholders relating to such practices.

     Various state regulatory agencies have reviewed certain other transactions and practices of AIG and its subsidiaries, including the Company, in connection with certain industry-wide and other inquiries including, but not limited to, insurance brokerage practices relating to contingent commissions and the liability of certain AIG subsidiaries, including the Company, for taxes, assessments and surcharges relating to the underreporting or misreporting of workers compensation premium. On January 29, 2008 AIG reached settlements in connection with these state reviews, subject to court approval, with the Attorneys General of the States of Florida, Hawaii, Maryland, Michigan, Oregon, Texas and West Virginia, the Commonwealths of Massachusetts and Pennsylvania, and the District of Columbia; the Florida Department of Financial Services; and the Florida Office of Insurance Regulation. The settlement agreements call for AIG to pay a total of $12,500 to be allocated among the ten jurisdictions and also require AIG to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives. On March 13, 2008, AIG also reached a settlement with the Pennsylvania Insurance Department, which calls for AIG to provide annual reinsurance reports and maintain certain producer compensation disclosure and ongoing compliance initiatives, and to pay a total of $13,500, $4,400 of which was previously paid to Pennsylvania in connection with prior settlement agreements.

     On February 16, 2006, the Attorney General of the State of Minnesota filed a complaint against AIG and certain of its subsidiaries, including the Company, alleging that, beginning no later than 1985, AIG made false statements and reports to Minnesota agencies and regulators, unlawfully reduced AIG's contributions and payments to Minnesota's workers' compensation funds, misreported the character of workers' compensation premiums as general or auto liability premiums, and unlawfully reduced its Minnesota tax obligations. The State of Minnesota sought injunctive relief, damages, penalties and interest. In December 2007, the parties settled the matter, which

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     resolved claims asserted on behalf of the Minnesota Department of Revenue through tax year 2003, the Minnesota Special Compensation Fund through fiscal year 2003 and the Minnesota Attorney General through 2003, without compromising any of the claims of the Minnesota Insurance Guaranty Association, Minnesota Assigned Risk Plan or Minnesota Department of Commerce.

     On May 24, 2007, the National Workers Compensation Reinsurance Pool (NWCRP), on behalf of its participant members, filed a lawsuit against AIG and certain of its subsidiaries, including the Company (collectively, the AIG parties), with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint alleges claims for violations of the Racketeer Influenced and Corrupt Organizations Act (RICO), breach of contract, fraud and related state law claims arising out of AIG's alleged underpayment of these assessments between 1970 and the present and seeks damages purportedly in excess of $1,000,000. On August 6, 2007, the court denied the AIG parties' motion seeking to dismiss or stay the complaints or in the alternative, to transfer to the Southern District of New York. On December 26, 2007, the court denied the AIG parties' motion to dismiss the complaint. On March 17, 2008, the AIG parties filed an amended answer, counterclaims and third-party claims against the National Council on Compensation Insurance (in its capacity as attorney-in-fact for the NWCRP), the NWCRP, its board members, and certain of the other insurance companies that are members of the NWCRP alleging violations of RICO, as well as claims for conspiracy, fraud, and breach of fiduciary duty. The counterclaim-and third-party defendants filed motions to dismiss on June 9, 2008. On January 26, 2009, the AIG parties filed a motion to dismiss all claims in the complaint for lack of subject-matter jurisdiction. On February 23, 2009, the Court issued an order denying the motion to dismiss the AIG parties' counterclaims; granting the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for RICO violations and conspiracy; and denying the portion of the third-party defendants' motion to dismiss as to the AIG parties' third-party claims for fraud, breach of fiduciary duty and unjust enrichment. On April 13, 2009, one of the third-party defendants filed third-party counterclaims against AIG, certain of its subsidiaries and certain former executives. On August 20, 2009, the court granted the AIG parties' motion to dismiss the NWCRP's claims for lack of subject matter jurisdiction. On September 25, 2009, the AIG parties, now in the position of plaintiff, filed an amended complaint that repleads their RICO and conspiracy claims - previously counterclaims that were dismissed without prejudice - against several competitors, as well as repleads the AIG parties' already sustained claims for fraud, breach of fiduciary duty and unjust enrichment against those parties, the NWCRP and the NCCI. On October 8, 2009, one competitor filed amended counterclaims against the AIG parties. The amended counterclaim is substantially similar to the complaint initially filed by the NWCRP, but also seeks damages related to non-NWCRP states and guaranty funds, in addition to asserting claims for other violations of state law. On October 30, 2009, all of the parties now in the position of defendant - the AIG parties' competitors, the NWCRP and NCCI - filed motions to dismiss many of the AIG parties' amended claims, and the AIG parties filed a motion to dismiss many of their competitor's counterclaims. Discovery is proceeding and fact discovery is currently scheduled to be completed by March 15, 2011.

     On April 1, 2009, a purported class action was filed in Illinois federal court against AIG and certain of its subsidiaries on behalf of a putative class of NWCRP participant members with respect to the underpayment of residual market assessments for workers compensation insurance. The complaint was styled as an "alternative complaint," should the court grant the AIG parties' motion to dismiss all claims against the defendants in the NWCRP lawsuit for lack of subject matter jurisdiction. The allegations in the class action complaint are substantially similar to those filed by the NWCRP, but the complaint adds certain former AIG executives as defendants and a RICO claim against those individuals. On August 28, 2009, the class action plaintiffs filed an amended complaint, removing the AIG executives as defendants. On October 30, 2009, the AIG parties filed a

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     motion to dismiss many of the claims asserted in the class action complaint. Class discovery has been completed; merits discovery is proceeding and is scheduled to be completed by March 15, 2011.

     On March 28, 2008, a Minnesota federal court granted AIG's motion to dismiss a lawsuit filed by the Minnesota Workers Compensation Reinsurance Association and the Minnesota Workers Compensation Insurers Association against AIG and certain of its subsidiaries, including the Company, with respect to the underpayment of residual market assessments for workers compensation insurance. On April 25, 2008, plaintiffs appealed to the United States Court of Appeals for the Eighth Circuit and also filed a new complaint making similar allegations in Minnesota state court. On April 30, 2008, substantially identical claims were also filed in Minnesota state court by the Minnesota Insurance Guaranty Association and Minnesota Assigned Risk Plan. On September 11, 2008, the parties to both actions entered into a settlement, resulting in the dismissal of all claims against AIG. In exchange for the dismissal and a broad release of claims, the financial terms of the settlement provided for AIG's payment of $21,500 to plaintiffs and waiver of its right to collect $3,500 in payments due from the plaintiffs.

     A purported class action was filed in South Carolina federal court on January 25, 2008 against AIG and certain of its subsidiaries on behalf of a class of employers that obtained workers compensation insurance from AIG companies and allegedly paid inflated premiums as a result of AIG's alleged underreporting of workers compensation premiums. An amended complaint was filed on March 24, 2008, and the AIG parties filed a motion to dismiss the amended complaint on April 21, 2008. On July 8, 2008, the court granted the AIG parties' motion to dismiss all claims without prejudice and granted plaintiff leave to refile subject to certain conditions. Plaintiffs filed their second amended complaint on July 22, 2008. On March 27, 2009, the court granted the AIG parties' motion to dismiss all claims in the second amended complaint related to pre-2001 policies and all claims against certain AIG subsidiaries, denied the motion to dismiss as to claims against AIG and the remaining subsidiaries, and granted the AIG parties' motion to strike certain allegations from the complaint. Limited discovery related to the AIG parties' filed-rate doctrine defense was conducted and certain legal issues related to that defense have been certified to the South Carolina Supreme Court for determination. However, this action no longer involves allegations of underreporting of workers' compensation premium and no longer relates to the regulatory settlements and litigation concerning those issues.

     In April 2007, the National Association of Insurance Commissioners (the
     NAIC) formed a Settlement Review Working Group, directed by the State of Indiana, to review the Workers Compensation Residual Market Assessment portion of the settlement between AIG, the NYAG, and the NYDOI. In late 2007, the Settlement Review Working Group, under the direction of Indiana, Minnesota and Rhode Island, recommended that a multi-state targeted market conduct examination focusing on workers compensation insurance be commenced under the direction of the NAIC's Market Analysis Working Group. AIG was informed of the multi-state targeted market conduct examination in January 2008. The lead states in the multi-state examination are Delaware, Florida, Indiana, Massachusetts, Minnesota, New York, Pennsylvania and Rhode Island. All other states (and the District of Columbia) have agreed to participate in the multi-state examination. To date, the examination has focused on legacy issues related to AIG's writing and reporting of workers compensation insurance between 1985 and 1996. AIG has also been advised that the examination will focus on current compliance with legal requirements applicable to such business. Although AIG has been advised by counsel engaged by the lead states to assist in their investigation that to date no determinations have been made with respect to these issues, AIG cannot predict the outcome of the investigation and there can be no assurance that any regulatory action resulting from the investigation will not have a material adverse effect on the Company and its business.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     After the NYAG filed its complaint against insurance broker Marsh, policyholders brought multiple federal antitrust and Racketeer Influenced and Corrupt Organizations Act (RICO) class actions in jurisdictions across the nation against insurers and brokers, including AIG and a number of its subsidiaries, alleging that the insurers and brokers engaged in a broad conspiracy to allocate customers, steer business, and rig bids. These actions, including 24 complaints filed in different federal courts naming AIG or an AIG subsidiary as a defendant, were consolidated by the judicial panel on multi-district litigation and transferred to the United States District Court for the District of New Jersey for coordinated pretrial proceedings.

     The consolidated actions have proceeded in that court in two parallel actions, In re insurance Brokerage Antitrust Litigation (the Commercial Complaint) and In re Employee Benefit Insurance Brokerage Antitrust Litigation (the Employee Benefits Complaint, and, together with the Commercial Complaint, the multi-district litigation).

     The plaintiffs in the Commercial Complaint are a group of corporations, individuals and public entities that contracted with the broker defendants for the provision of insurance brokerage services for a variety of insurance needs. The broker defendants were alleged to have placed insurance coverage on the plaintiffs' behalf with a number of insurance companies named as defendants, including certain AIG subsidiaries, including American Home Assurance Company (American Home), AIU Insurance Company, National Union Fire Insurance Company of Pittsburgh, Pa., Chartis Specialty Insurance Company (f/k/a American International Specialty Lines Insurance Company), Chartis Property Casualty Company (f/k/a both Birmingham Fire Insurance Company of Pennsylvania and AIG Casualty Company), Commerce and Industry Insurance Company, Lexington Insurance Company, National Union Fire Insurance Company of Louisiana, New Hampshire Insurance Company, and The Insurance Company of the State of Pennsylvania. The Commercial Complaint also named various brokers and other insurers as defendants (three of which have since settled). The Commercial Complaint alleges that defendants engaged in a widespread conspiracy to allocate customers through "bid-rigging" and "steering" practices. The Commercial Complaint also alleges that the insurer defendants permitted brokers to place business with AIG subsidiaries through wholesale intermediaries affiliated with or owned by those same brokers rather than placing the business with AIG subsidiaries directly. Finally, the Commercial Complaint alleges that the insurer defendants entered into agreements with broker defendants that tied insurance placements to reinsurance placements in order to provide additional compensation to each broker. Plaintiffs assert that the defendants violated the Sherman Antitrust Act, RICO, the antirust laws of 48 states and the District of Columbia, and were liable under common law breach of fiduciary duty and unjust enrichment theories. Plaintiffs seek treble damages plus interest and attorneys' fees as a result of the alleged RICO and the Sherman Antitrust Act violations.

     The plaintiffs in the Employee Benefits Complaint are a group of individual employees and corporate and municipal employees alleging claims on behalf of two separate nationwide purported classes: an employee class and an employer class that acquired insurance products from the defendants from January 1, 1998 to December 31, 2004. The Employee Benefits Complaint names AIG, and certain of its subsidiaries, including American Home, as well as various other brokers and insurers, as defendants. The activities alleged in the Employee Benefits Complaint, with certain exceptions, tracked the allegations of contingent commissions, bid-rigging and tying made in the Commercial Complaint.

     The court in connection with the Commercial Complaint granted (without leave to amend) defendants' motions to dismiss the federal antitrust and RICO claims on August 31, 2007 and September 28, 2007, respectively. The court declined to exercise supplemental jurisdiction over the state law claims in the Commercial Complaint and therefore dismissed it in its entirety. On January 14, 2008, the court granted defendants' motion for summary

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     judgment on the ERISA claims in the Employee Benefits Complaint and subsequently dismissed the remaining state law claims without prejudice, thereby dismissing the Employee Benefits Complaint in its entirety. On February 12, 2008 plaintiffs filed a notice of appeal to the United States Court of Appeals for the Third Circuit with respect to the dismissal of the Employee Benefits Complaint. Plaintiffs previously appealed the dismissal of the Commercial Complaint to the United States Court of Appeals for the Third Circuit on October 10, 2007. Both appeals are fully briefed and oral argument on both appeals took place on April 21, 2009.

     A number of complaints making allegations similar to those in the multi-district litigation have been filed against AIG, certain subsidiaries and other defendants in state and federal courts around the country. The defendants have thus far been successful in having the federal actions transferred to the District of New Jersey and consolidated into the multi-district litigation. These additional consolidated actions are still pending in the District of New Jersey, but are currently stayed pending a decision by the court on whether they will proceed during the appeal of the dismissal of the multi-district litigation. The AIG defendants have sought to have state court actions making similar allegations stayed pending resolution of the multi-district litigation. These efforts have generally been successful, although four cases have proceeded (one each in Florida and New Jersey state courts that have settled, and one each in Texas and Kansas state courts that are proceeding). In the Texas case, a hearing was held on November 11, 2009 on defendants' Special Exceptions. In the Kansas case, the defendants filed a motion to dismiss on January 14, 2010.

     On August 24, 2007, the Ohio Attorney General filed a complaint in the Ohio Court of Common Pleas against AIG and a number of its subsidiaries, and several other broker and insurer defendants, asserting violation of Ohio's antitrust laws. The complaint, which is similar to the Commercial Complaint, alleged that the AIG defendants and the other broker and insurer defendants conspired to allocate customers, divide markets, and restrain competition in commercial lines of casualty insurance sold through the broker defendant. The complaint sought treble damages on behalf of Ohio public purchasers of commercial casualty insurance, disgorgement on behalf of both public and private purchasers of commercial casualty insurance, as well as a $0.5 per day penalty for each day of conspiratorial conduct. The AIG defendants, along with other co-defendants, moved to dismiss the complaint on November 16, 2007. On June 30, 2008, the court denied defendants' motion to dismiss. On August 18, 2008, defendants filed their answers to the complaint. On April 1, 2010, the AIG defendants and the Ohio Attorney General executed an agreement settling the Ohio Attorney General's claims. The settlement agreement calls for the AIG defendants to pay a total of $9,000, and to continue to maintain certain producer compensation disclosure and ongoing compliance initiatives.

     AIG Domestic Claims, Inc. (AIGDC, n/k/a Chartis Claims, Inc.), an indirect wholly owned subsidiary of AIG that provides certain claims adjustment services to the Company, was named as a defendant in a putative class action lawsuit in the 14th Judicial District Court for the State of Louisiana. Plaintiffs were medical providers who allege that Chartis Claims, Inc. (as well as other defendants not affiliated with the Company) failed to comply with certain provisions of the Louisiana Any Willing Provider Act (the Act). The complaint sought monetary penalties and injunctive relief related to preferred provider organization discounts taken by defendants on bills submitted by Louisiana medical providers and hospitals who provided treatment or services to workers' compensation claimants. These claimants were occupationally ill or injured workers whose employers were named insureds under workers compensation policies issued by various insurance companies, including the Company. On September 23, 2005, certain defendants, including Chartis Claims, Inc. filed a motion for summary judgment, seeking dismissal of plaintiffs' claims, and plaintiffs cross-moved for partial summary judgment. On July 20, 2006, the Court both denied Chartis Claims, Inc. motion for summary judgment and granted plaintiffs' partial

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     motion for summary judgment, holding that Chartis Claims, Inc. is a "group purchaser" under the Act, and that the Act applies to medical services provided to workers' compensation claimants.

     On November 28, 2006, the Court issued an order certifying a class of providers and hospitals. In an unrelated action also arising under the Act, a Louisiana appellate court ruled that the Court lacked jurisdiction to adjudicate the claims at issue. In response, Chartis Claims, Inc. along with its co-defendants filed an exception for lack of subject matter jurisdiction. On January 19, 2007, the Court denied the motion, holding that it has jurisdiction over the putative class claims. Chartis Claims, Inc., along with the other defendants in the action, appealed the Court's class certification and jurisdictional ruling.

     On January 25, 2008, plaintiffs and Chartis Claims, Inc. agreed to resolve this action on a classwide basis for $28,750. The court granted final approval of the settlement in May 2008 and most of the settlement funds have been distributed. The action has also been dismissed with prejudice.

     AIG is also subject to various legal proceedings which have been disclosed in AIG's periodic filings under the Securities Exchange Act of 1934, as amended, in which the Company is not named as a party, but whose outcome may nonetheless adversely affect the Company's financial position or results of operation.

     Except as may have been otherwise noted above with respect to specific matters, the Company cannot predict the outcome of the matters described above, reasonably estimate the potential costs related to these matters, or determine whether other AIG subsidiaries, including the Company, would have exposure to proceedings in which they are not named parties by virtue of their participation in an intercompany pooling arrangement. In the opinion of management, except as may have been otherwise noted above with respect to specific matters, the Company's ultimate liability for the matters referred to above is not likely to have a material adverse effect on the Company's financial position, although it is possible that the effect would be material to the Company's results of operations for an individual reporting period.

B.   LEASES

     The Company is the lessee for office space occupied by it and several affiliates under various non-cancelable operating lease agreements that expire through March 31, 2019. Rental expense under these leases is allocated to each affiliate based upon the percentage of space occupied. The total lease expense was $11,157, $14,004 and $44,783 in 2009, 2008 and 2007, respectively.

     At January 1, 2010, the minimum annual aggregate rental commitments are as follows:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

2010                           $11,466
2011                             9,798
2012                             9,410
2013                             3,475
2014                             3,136
Thereafter                      13,507
                               -------
TOTAL MINIMUM LEASE PAYMENTS   $50,792
                               =======

     Certain rental commitments have renewal options extending through the year 2023. Some of these renewals are subject to adjustments in future periods.

C.   OTHER CONTINGENCIES

     In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity to fund future claim obligations. In the event the life insurers providing the annuity, on certain structured settlements, are not able to meet their obligations, the Company would be liable for the payments of benefits. As of December 31, 2009, the Company has not incurred a loss and there has been no default by any of the life insurers included in the transactions. Management believes that based on the financial strength of the life insurers involved in these structured settlements the likelihood of a loss is remote.

     The estimated loss reserves eliminated by such structured settlement annuities and the present value of annuities due from all life insurers (mostly affiliates) which the Company remains contingently liable amounted to $1,590,525 as of December 31, 2009. Also, as of December 31, 2009, the Company had the following amounts of annuities in excess of 1% of its policyholders' surplus due from the following life insurers:

                                                                      Licensed in
Name of life insurer                            Location   Balances     New York
--------------------                            --------   --------   ----------
American General Life Insurance Company         Texas      $676,563       Yes
American International Life Assurance Company   New York    619,499       Yes
BMO Life Assurance Company                      Canada      235,610        No

     Of the amount of annuities due from American General Life Insurance Company, $573,153 represents amount assigned from the Company to National Union.

     As part of its private equity portfolio investment, as of December 31, 2009 the Company may be called upon for an additional capital investment of up to $598,842. The Company expects only a small portion of this portfolio will be called during 2010.

     As fully disclosed in Note 5, the Company has guaranteed the policyholder obligations of certain affiliated insurance companies. Each of the guaranteed affiliates has admitted assets in excess of policyholder liabilities.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

     The Company believes that the likelihood of a payment under any of these guarantees is remote.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

NOTE 13 - OTHER SIGNIFICANT MATTERS

The Company underwrites a significant concentration of its direct business with brokers.

The Company's direct percentage of policyholder dividend participating policies is 0.05 percent. Policyholder dividends are accounted for on an incurred basis. In connection therewith, during 2009, 2008 and 2007, policyholder dividends amounted to $0, $341 and $123, respectively, and were reported as Other Income in the accompanying statements of income.

As of December 31, 2009 and 2008, other admitted assets as reported in the accompanying statements of admitted assets were comprised of the following balances:

OTHER ADMITTED ASSETS                          2009        2008
---------------------                       ---------   ---------
Allowance for doubtful accounts             $(265,629)  $(369,538)
Note receivable - reinsurance commutation      37,044          --
Guaranty funds receivable or on deposit        15,174      18,082
Intangible asset - Canada                    (120,793)    (75,963)
Loss funds on deposit                          70,207      65,014
Other                                         104,219     132,015
Paid loss clearing                            301,435     314,798
                                            ---------   ---------
   TOTAL OTHER ADMITTED ASSETS              $ 141,657   $  84,408
                                            =========   =========

Guaranty funds receivable represent payments to various state insolvency funds which are recoupable against future premium tax payment in the respective states. Various states allow insurance companies to recoup assessments over a period of five to ten years. As of December 31, 2009 and 2008, the Company's liability for insolvency assessments amounted to $38,272 and $51,459, respectively, with related assets for premium tax credits of $15,174 and $18,082, respectively. Of the amount accrued, the Company expects to pay approximately $23,098 for insolvency assessments during the next year. In addition, the Company anticipates it will realize $9,198 of premium tax offset credits and the associated liability in years two through five. The remaining $5,976 will be realized between years five and ten.

The Company routinely assesses the collectability of its receivable balances for potentially uncollectible premiums receivable due from agents and reinsurance recoverable balances. In connection therewith, as of December 31, 2009 and 2008, the Company had established an allowance for doubtful accounts of $265,629 and $369,538, respectively, which was reported as a contra asset within Other Admitted Assets in the accompanying Statements of Admitted Assets.

During 2009, 2008 and 2007, the Company recorded $33,419, $48,507 and $89,886, respectively, for allowance for doubtful accounts to Net Loss from Agents' Balances Charged-off in the accompanying Statements of Income.

As of December 31, 2009 and 2008, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

OTHER LIABILITIES                                                 2009       2008
-----------------                                               --------   --------
Accounts payable                                                $ 27,470   $ 24,655
Accrued retrospective premiums                                    70,893     56,408
Advance premiums                                                  12,185     13,614
Amounts withheld or retained by company for account of others      8,068      5,709
Deferred commission earnings                                       6,146     11,052
Dividends to policyholders                                            --        233
Liability for pension and severance pay                           12,832     12,832
Salvage and subrogation recoverable                                  979      7,597
Other liabilites                                                  99,712     55,528
Policyholder funds on deposit                                     11,069     12,596
Remmittances and items not allocated                              41,968     30,146
Retroactive reinsurance payable                                    1,733      6,873
Service carrier liabilty                                           3,686      2,875
                                                                --------   --------
TOTAL OTHER LIABILTIES                                          $296,741   $240,118
                                                                ========   ========

EVENTS OCCURRING AT THE AIG LEVEL

In September 2008, AIG experienced a severe strain on its liquidity that resulted in AIG on September 22, 2008, entering into an $85 billion revolving credit facility and a guarantee and pledge agreement with the Federal Reserve Bank of New York ("NY Fed"). Pursuant to the credit facility agreement, on March 4, 2009, AIG issued 100,000 shares of Series C Perpetual, Convertible, Participating Preferred Stock, par value $5.00 per share and at an initial liquidation preference of $5.00 per share (the "Series C Preferred Stock") to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury. The Series C Preferred Stock is entitled to (i) participate in any dividends paid on the common stock with the payments attributable to the Series C Preferred Stock being approximately 79.9 percent of the aggregate dividends paid on AIG's common stock, treating the Series C Preferred Stock as if converted and (ii) vote with AIG's common stock on all matters submitted to AIG shareholders, and holds approximately 79.9 percent of the aggregate voting power of the common stock, treating the Series C Preferred Stock as if converted. The Series C Preferred Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

The credit facility obligations are guaranteed by certain AIG subsidiaries and the obligations are secured by a pledge of certain assets of AIG and its subsidiaries. Although the Company is not a guarantor of the credit facility obligations and it has not pledged any assets to secure those obligations, its immediate parent company, AIG Commercial Insurance Group, Inc., has guaranteed the credit facility obligations (but has not pledged its ownership interest in the Company).

On November 25, 2008, AIG entered into an agreement with the U.S. Department of the Treasury pursuant to which, among other things, AIG issued and sold to the U.S. Department of the Treasury, as part of the Troubled Assets Relief Program, $40 billion of Series D Fixed Rate Cumulative Perpetual Preferred Stock, par value $5.00 per share, (the "Series D Preferred Stock"), and a 10-year warrant to purchase 53,798,766 shares of common stock (the "Warrant"). The proceeds from the sale of the Series D Preferred Stock and the Warrant were used to repay borrowings under the credit facility and, in connection therewith, the maximum commitment amount under the credit facility agreement was reduced from $85 billion to $60 billion.

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

During the fourth quarter of 2008, AIG and certain of its subsidiaries entered into agreements with the NY Fed in connection with the special purpose financing vehicles known as Maiden Lane II LLC and Maiden Lane III LLC. The Company was not a party to these agreements and these transactions did not affect the Company's financial condition, results of operations or cash flows.

On October 3, 2008, AIG announced a restructuring plan under which AIG's Life Insurance & Retirement Services operations and certain other businesses would be divested in whole or in part. Since that time, AIG has sold certain businesses and assets and has entered into contracts to sell others. However, global market conditions have continued to deteriorate, posing risks to AIG's ability to divest assets at acceptable values. AIG's restructuring plan has evolved in response to these market conditions. Specifically, AIG's current plans involve transactions between AIG and the NY Fed with respect to AIA and ALICO as noted above, as well as preparation for a potential sale of a minority stake in its property and casualty and foreign general insurance businesses.

NOTE 14 - SUBSEQUENT EVENTS

Type I - Recognized Subsequent Events:

Subsequent events have been considered through April 30, 2010 for the statutory statement issued on April 30, 2010.

At December 31, 2009, the Company owned 13.9% of the common stock of Transatlantic Holdings, Inc., the parent company of Transatlantic Reinsurance Company and Putnam Reinsurance Company (together, the "TRH Insurers"). On February 19, 2010, based on representations made by AIG and the Company in their December 9, 2009 application to and a Special Commitment letter submitted to the New York Department of Insurance (the NY Department), the NY Department determined that AIG and the American Home Assurance Company do not control the TRH Insurers for purposes of Article 15 of the New York Insurance Law. The Department's determination is effective as of the date of the application.

Type II - Nonrecognized Subsequent Events:

Subsequent events have been considered through April 30, 2010 for the statutory statement issued on April 30, 2010.

On February 9, 2010, the Company's board of directors declared a dividend of $300 million to its immediate parent. The dividend was paid on February 12, 2010.

On February 23, 2010, the Company entered into a Capital Maintenance Agreement
(CMA) with its Ultimate Parent, AIG. The CMA provides that in the event that the Company's Total Adjusted Capital falls below 200% of the Company's Authorized Control Level Risk Based Capital (RBC), as shown in the Company's 2009 Annual Statement, together with any adjustments or modifications required by the Company's domiciliary regulator, AIG will within thirty days of written notice thereof provide a capital contribution to the Company in an amount that equals the difference between the Company's Total Adjusted Capital and 200% of the Company's Authorized Control Level RBC. In lieu of making any such capital contribution, with the approval of the domiciliary insurance department, AIG may provide a letter of credit naming the Company as beneficiary. The current CMA supersedes and replaces a similar

                         AMERICAN HOME ASSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                        DECEMBER 31, 2009, 2008 AND 2007

                                 (000'S OMITTED)

agreement that related to the Company's December 31, 2008 surplus position.

On April 21, 2009, AIG announced its intent to contribute Chartis Inc., the Company's intermediate parent company, and Chartis International, LLC (formerly AIU Holdings LLC) to a newly-formed special purpose vehicle ("SPV") in exchange for membership interests in the SPV, subject to receipt of applicable regulatory approvals. On July 27, 2009, AIG announced the formation of the SPV, and on January 29, 2010, AIG contributed Chartis Inc. to the SPV. AIG contributed Chartis International, LLC to the SPV on March 12, 2010.

On March 5, 2010, AIG announced its intention to sell in a public offering the remaining 9,192,662 shares of common stock of Transatlantic Holdings, Inc. (TRH) owned by the Company. The secondary public offering commenced on March 8, 2010 and was priced at a public offering price of $53.35 per share. On March 15, 2010, AIG announced that it had closed the secondary public offering of 8,466,693 shares of TRH aggregate gross proceeds of approximately $452 million. TRH purchased 2,000,000 of the shares owned by AHAC in the offering.

Effective April 1 2010, the Commercial Pool commuted a significant reinsurance agreement covering multiple underwriting years with an affiliated reinsurer. The commutation was effected on a cutoff basis and resulted in the Commercial Pool recapturing loss and loss adjustment expense reserves of $2.21 billion in exchange for consideration of $1.84 billion, resulting in a loss of $366 million. The Company's share was $795 million, $663 million and $132 million, respectively.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements

            (1) Financial Statements of American General Life Insurance Company Separate Account D:

                  Report of Independent Registered Public Accounting Firm Statement of Net Assets
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Notes to the Financial Statements

            (2) Consolidated Financial Statements of American General Life Insurance Company:

                  Report of Independent Registered Public Accounting Firm Consolidated Balance Sheets
                  Consolidated Statements of Income (Loss)
                  Consolidated Statements of Comprehensive Income (Loss) Consolidated Statements of Shareholder's Equity
                  Consolidated Statements of Cash Flows
                  Notes to the Consolidated Financial Statements

            (3)   Statutory Financial Statements - American Home Assurance
                  Company

                  Report of Independent Registered Public Accounting Firm Statements of Admitted Assets, Liabilities, Capital and Surplus
                  Statements of Income and Changes in Capital and Surplus Statements of Cash Flow
                  Notes to the Statutory Basis Financial Statements

      (b)   Exhibits.

1     (a)   American General Life Insurance Company of Delaware Board of
            Directors resolution authorizing the establishment of Separate
            Account D. (1)

      (b) Resolution of the Board of Directors of American General Life Insurance Company of Delaware authorizing, among other things, the re-domestication of that company in Texas and the renaming of that company as American General Life Insurance Company. (2)

      (c) Resolution of the Board of Directors of American General Life Insurance Company of Delaware providing, inter alia, for Registered Separate Accounts' Standards of Conduct. (3)

2     Custodial agreements: None.

3     (a)   (i)   Distribution Agreement between American General Equity
                  Services Corporation and American General Life Insurance
                  Company, effective October 1, 2002, incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration
                  Statement (File No. 333-40637) of American General Life
                  Insurance Company Separate Account D, filed November 8, 2002.

            (ii)  (A)    Form of Master Marketing and Distribution Agreement, by
                         and among American General Life Insurance Company,
                         American General Securities Incorporated and Sierra
                         Investment Services Corporation. (8)

                  (B)   (1)   Master Marketing and Distribution Agreement by and
                              among American General Life Insurance Company,

                              American General Securities Incorporated, and WM Funds Distributor, Inc., dated July 12, 1999. (10)

                        (2) First Amendment to Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

                  (C) Form of Amended and Restated Master Marketing and Distribution Agreement by and Among American General Life Insurance Company, American General Distributors, Inc. and WM Funds Distributor, Inc. (12)

      (b)   (i)   Form of Selling Group Agreement, by and among American General
                  Life Insurance Company, American General Securities
                  Incorporated and Sierra Investment Services Corporation. (8)

            (ii) Form of Selling Group Agreement, by and among American General Life Insurance Company, American General Securities Incorporated and WM Funds Distributor, Inc. (13)

      (c)   (i)   Trust Participation Agreement. (5)

            (ii) Form of First Amendment to the Trust Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, The Sierra Variable Trust and Sierra Investment Services Corporation. (8)

            (iii) Participation Agreement Among American General Life Insurance
                  Company, American General Securities Incorporated, The Sierra Variable Trust and Composite Funds Distributor, Inc. (9)

            (iv) Participation Agreement among American General Life Insurance Company, Principal Variable Contracts Fund, Inc., and Principal Funds Distributor, Inc., dated April 12, 2007. (19)

      (d)   (i)   Agreement respecting certain indemnifications given by Sierra
                  Investment Advisors Corporation and Sierra Investment Services
                  Corporation to American General Life Insurance Company and
                  American General Securities Incorporated. (5)

            (ii) Indemnification Agreement by and among American General Life Insurance Company, American General Securities Incorporated, WM Advisors, Inc., and WM Funds Distributor, Inc., dated July 12, 1999. (10)

            (iii) First Amendment to Indemnification Agreement by and among
                  American General Life Insurance Company, American General Distributors, Inc., WM Advisors, Inc. and WM Funds Distributor, Inc., dated November 1, 2000. (12)

4     (a)   Specimen form of Combination Fixed and Variable Annuity Contract
            (Form No. 97010). (8)

      (b) Specimen form of Combination Fixed and Variable Annuity Contract (Form No. 97011). (8)

      (c) Specimen form of Waiver of Surrender Charge Rider for Contract Form No. 97010 and Contract Form No. 97011. (8)

      (d)   Form of Qualified Contract Endorsement. (6)

      (e)   (i)  (A)    Specimen form of Individual Retirement Annuity
                        Disclosure Statement available under Contract Form No.
                        97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4
                        Registration Statement (File No. 333-25549) of American
                        General Life Insurance Company Separate Account D, filed on May 2, 2005. (20)

                  (B) Specimen form of Roth Individual Retirement Annuity Disclosure Statement available under Contract Form No. 97010 and Contract Form No. 97011. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005. (20)

            (ii)  Specimen form of Individual Retirement Annuity Endorsement.
                  (4)

            (iii) Specimen form of IRA Instruction Form. (6)

5     (a)   (i)   Specimen form of Application for Contract Form No. 97010 and
                  Contract Form No. 97011. (8)

            (ii) Specimen form of April 1, 1998 amended Application for Contract form No. 97010 and Contract Form No. 97011. (9)

            (iii) Specimen form of amended Application for Contract Form No.
                  97010 and Contract Form No. 97011. (9)

            (iv) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended October 1, 1998. (11)

            (v)   (A)   Specimen form of Application for Contract Form No. 97010
                        and Contract Form No. 97011, amended March 1, 1999. (11)

                  (B) Specimen form of Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                  (C) Specimen form of Application limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                  (D) Specimen form of Oregon Application for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2000. (13)

                  (E)   Specimen form of Application (Form No. L 8908-97 REV
                        0399) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

                  (F) Specimen form of Application (Form No. 8908-10 REV 0500) limited to financial institution sales in Florida for Contract Form No. 97010 and Contract Form No 97011, amended May 1, 2001. (14)

                  (G) Specimen form of Oregon Application (Form No. 8908-38 REV 0600) for Contract Form No. 97010 and Contract Form No. 97011, amended May 1, 2001. (14)

            (vi)  Specimen form of SNAP Annuity Ticket application. (8)

      (b)   (i)   Election of Annuity Payment Option/Change Form. (5)

            (ii) Specimen form of Absolute Assignment to Effect Section 1035(a) Exchange and Rollover of a Life Insurance Policy or Annuity Contract. (6)

      (c)   (i)   Contract Service Request, including telephone transfer
                  authorization for Contract Form No. 97010 and Contract Form
                  No. 97011. (8)

            (ii) Contract Service Request, amended April 1, 1998, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

            (iii) Amended Contract Service Request, including telephone transfer authorization for Contract No. 97010 and Contract Form No. 97011. (9)

            (iv)  (A)   Contract Service Request, amended March 1, 1999,
                        including telephone transfer authorization for Contract
                        Form No. 97010 and Contract Form No. 97011. (11)

                  (B) Contract Service Request, amended May 1, 2000, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (13)

                  (C) Form of Dollar Cost Averaging Enrollment Form for Contract Form No. 97010 and Contract Form No. 97011.
                        (13)

                  (D) Contract Service Request, amended May 1, 2001, including telephone transfer authorization for Contract Form No. 97010 and Contract Form No. 97011. (14)

            (v) Form of Authorization Limited to Execution of Transaction Requests for Contract. (4)

            (vi)  Form of Transaction Request Form. (6)

6     (a)   Amended and Restated Articles of Incorporation of American General
            Life Insurance Company, effective December 31, 1991. (2)

      (b) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995, incorporated by reference to Post-

            Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R, filed on August 19, 1998.

      (c) Bylaws of American General Life Insurance Company, restated as of June 8, 2005. (7)

7     None

8     (a)   Form of Letter Agreement between Sierra Investment Services
            Corporation and American General Life Insurance Company regarding expenses. (8)

      (b) Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of October 2, 1998.
            (11)

      (c) Amendment No. 1 to Administrative Services Agreement between American General Life Insurance Company and WM Advisors, Inc. dated as of January 1, 2000. (13)

      (d) Form of Addendum to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 2, 2005.

      (e) General Guarantee Agreement between American General Life Insurance Company and American Home Assurance Company. (15)

      (f) Notice of Termination of General Guarantee Agreement as published in the Wall Street Journal on November 24, 2006. (19)

9     (a)   Opinion and Consent of Counsel for Depositor. (8)

9     (b)   Opinion of Counsel and Consent of Sullivan & Cromwell LLP, Counsel
            to American Home Assurance Company. (17)

10    Consent of Independent Registered Public Accounting Firm. (Filed herewith)

11    Not applicable

12    None

13    (a)   (i)   (A)   Computations of hypothetical historical standardized
                        average annual total returns for the Global Money Fund
                        Division, available under Contract Form No. 97010 and
                        Contract Form No. 97011 for the one year period ended
                        December 31, 1996. (8)

                  (B) Computations of hypothetical historical average annual total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997. (9)

            (ii)  (A)   Computations of hypothetical historical non-standardized
                        total returns for the Global Money Fund Division, available under Contract Form No. 97010 and Contract
                        Form No. 97011 for the one year period ended December
                        31, 1996, and since inception. (8)

                  (B) Computations of hypothetical historical total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund, Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

            (iii) (A)   Computations of hypothetical historical non-standardized
                        cumulative total returns for the Global Money Fund
                        Division, available under Contract Form No. 97010 and
                        Contract Form No. 97011 for the one year period ended
                        December 31, 1996, and since inception. (8)

                  (B) Computations of hypothetical historical cumulative total returns for the Money Market Fund, Short Term High Quality Bond Fund, U.S. Government Securities Fund, Income Fund, Growth & Income Fund,

                        Growth Fund, Emerging Growth Fund, and International Growth Fund Divisions available under Contract Form No. 97010 and Contract Form No. 97011 for the one year period ended December 31, 1997, and since inception. (9)

            (iv) Computations of hypothetical historical seven day yield and effective yield for the Global Money Fund Division, available under Contract Form No. 97010 and Contract Form No. 97011 for the seven day period ended December 31, 1996. (8)

            (v)   (A)   Computation of hypothetical historical non-standardized
                        total return for the Mid Cap Stock Fund Division, available under Contract Form No. 97010 and Contract
                        No. 97011, since inception. (12)

                  (B) Computation of hypothetical historical non-standardized average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

                  (C) Computation of hypothetical historical average annual total return for the Mid Cap Stock Fund, available under Contract Form No. 97010 and Contract No. 97011, since inception. (12)

14    American Home Assurance Company Power of Attorney. (20)

----------------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 2-49805) of American General Life Insurance Company Separate Account D filed on December 6, 1973.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-43390) of American General Life Insurance Company Separate Account D filed on December 31, 1991.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on March 29, 1993.

(5) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on October 18, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 28, 1995.

(7) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005, accession number 0001193125-05-0165474.

(8) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on February 12, 1997.

(9) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 1, 1998, accession number 0000904456-98-000109.

(10) Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 21, 2000, accession number 000089243-00-000913.

(11) Previously filed in Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 23, 1999, accession number 0000899243-99-000787.

(12) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File No. 33-57730) of American General Life Insurance Company Separate Account D filed on April 5, 2001, accession number 0000899243-01-000859.

(13) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 25, 2000, accession number 0000899243-00-000935.

(14) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on April 18, 2001, accession number 0000899243-01-000892.

(15) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-25549) of American General Life Insurance Company Separate Account D filed on August 12, 2005, accession number 0000089031-05-000008.

(16) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D, filed on September 26, 2005, accession number 0001193125-05-191297.

(17) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on October 25, 2005, Accession No. 0000950129-05-010062.

(18) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125-06-068928.

(19) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on May 1, 2007, Accession No. 0001193125- 07-097393.

(20) Incorporated by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-25549) of American General Life Insurance Company Separate Account D, filed on April 30, 2008, Accession No. 0001193125- 08-097296.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors, executive officers, and, to the extent responsible for variable annuity operations, other officers of the depositor are listed below.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
Jay S. Wintrob                              Director and Chairman of the Board of Directors
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Mary Jane B. Fortin                         Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong                          Director, President, Chief Executive Officer-Benefit Solutions
3600 Route 66
Neptune, NJ 07753

Robert M. Beuerlein                         Director, Senior Vice President and Chief and Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Jeffrey H. Carlson                          Director, Executive Vice President, Chief Service and Information Officer
2929 Allen Parkway
Houston, TX 77019

Don W. Cummings                             Director, Senior Vice President and Chief Financial Officer
2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings                            Director, Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

David W. O'Leary                            Director, Executive Vice President and Chief Operating Officer
2929 Allen Parkway
Houston, TX  77019

Ronald J. Harris                            President-Matrix Direct
9640 Granite Ridge Drive
San Diego, CA 92123

Steven D. Anderson                          Senior Vice President-Business Planning and Analysis
2929 Allen Parkway
Houston, TX 77019

Erik A. Baden                               Senior Vice President-Strategic Marketing and Business Development
2929 Allen Parkway
Houston, TX 77019

Wayne A. Barnard                            Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

David W. Butterfield                        Senior Vice President
3600 Route 66
Neptune, NJ 07754

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
Donna Fahey                                 Senior Vice President
3600 Route 66
Neptune, NJ 07754

John Gatesman                               Senior Vice President, Specialty Markets
2727-A Allen Parkway
Houston, TX 77019

William F. Guterding                        Senior Vice President
599 Lexington Avenue
New York, NY 10022

Robert F. Herbert, Jr.                      Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller                              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen Kennedy                             Senior Vice President, New Business Operations
2727-A Allen Parkway
Houston, TX 77017

Frank A. Kophamel                           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech                              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Charles L. Levy                             Senior Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Edmund D. McClure                           Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland                        Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                             Senior Vice President, Customer Service, Underwriting and Medical
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo                            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
Barry Pelletteri                            Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rodney E. Rishel                            Senior Vice President and Chief Product Officer
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben                          Senior Vice President
3051 Hollis Drive
Springfield, IL 62704

Durr Sexton                                 Senior Vice President and Chief Distribution Officer
2929 Allen Parkway
Houston, TX 77019

Robert E. Steele                            Senior Vice President, Structured Settlements
205 E. 10th Avenue
Amarillo, TX 79101

Chris N. Aiken                              Vice President
2727-A Allen Parkway
Houston, TX 77019

Chris Ayers                                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon                             Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel                              Vice President
2929 Allen Parkway
Houston, TX 77019

Michael B. Boesen                           Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden                           Vice President, Chief Compliance Officer and Chief
2727-A Allen Parkway                        Counsel - Litigation
Houston, TX 77019

Laura J. Borowski                           Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
David R. Brady                              Vice President
599 Lexington Avenue
New York, NY 10022

James B. Brown                              Vice President
2727-A Allen Parkway
Houston, TX 77019

Dan Chamberlain                             Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Childs                              Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi                            Vice President
2727-A Allen Parkway
Houston, TX 77019

James Cortiglia                             Vice President
3600 Route 66
Neptune, NJ 07754

Timothy M. Donovan                          Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi                         Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Brad J. Gabel                               Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Marc Gamsin                                 Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Frederick J. Garland, Jr.                   Vice President
2929 Allen Parkway
Houston, TX 77019

Liza Glass                                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                                Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
Richard L. Gravette                         Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Daniel J. Gutenberger                       Vice President and Medical Director
1200 N. Mayfair Road
Milwaukee, WI 53226

Roger E. Hahn                               Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Joel H. Hammer                              Vice President
599 Lexington Avenue
New York, NY 10022

D. Leigh Harrington                         Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig                              Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen D. Howard                           Vice President
2727-A Allen Parkway
Houston, TX 77019

Donald E. Huffner                           Vice President and Real Estate Investment Officer
599 Lexington Avenue
New York, NY 10022

Walter P. Irby                              Vice President and Chief Financial Officer-Specialty Markets Group
2929 Allen Parkway
Houston, TX 77019

Sharla A. Jackson                           Vice President
205 E. 10th Avenue
Amarillo, TX 79101

Michael J. Krugel                           Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Robert J. Ley                               Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Gwendolyn J. Mallett                        Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
W. Larry Mask                               Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall                            Vice President
2727-A Allen Parkway
Houston, TX 77019

Lochlan O. McNew                            Vice President and Investment Officer
2929 Allen Parkway
Houston, TX 77019

Beverly A. Meyer                            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Candace A. Michael                          Vice President
2727-A Allen Parkway
Houston, TX 77019

Michael R. Murphy                           Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

David W. Napoli                             Vice President
2929 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                          Vice President
2727-A Allen Parkway
Houston, TX 77019

Greg Outcalt                                Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Rembert R. Owen, Jr.                        Vice President, Real Estate Investment Officer and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Lori J. Payne                               Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival                           Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Terri Robbins                               Vice President
175 Water Street
New York, NY 10038

NAME AND PRINCIPAL                          POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS                           AMERICAN GENERAL LIFE INSURANCE COMPANY
-------------------                         -------------------------------------------------------------
Debbie Runge                                Vice President, Human Resources
2727-A Allen Parkway
Houston, TX 77019

Carly Sanchez                               Vice President, Human Resources and Chief Diversity Officer
2727-A Allen Parkway
Houston, TX  77019

Michael C. Sibley                           Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

T. Clay Spires                              Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale A. Stewart                             Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton                         Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba                           Vice President
2929 Allen Parkway
Houston, TX 77019

Sarah Van Beck                              Vice President
2727-A Allen Parkway
Houston, TX 77019

Christian D. Weiss                          Vice President
2727-A Allen Parkway
Houston, TX 77019

Cynthia P. Wieties                          Vice President
2929 Allen Parkway
Houston, TX 77019

Lauren W. Jones                             Chief Counsel-Business Lines and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American General Group, Inc.'s Form 10-K, SEC file number 001-08787, Accession No.0001047469-10-001465, filed February 26, 2010.
Exhibit 21 is incorporated herein by reference.

The Registrant is a Separate Account of American General Life Insurance Company (Depositor).

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2010 there were 3,906 owners of the Contracts, of which 1,500 were qualified Contracts and 2,406 were non-qualified Contracts.

ITEM 28. INDEMNIFICATION

Article VII, section 1, of the Company's By-Laws provides, in part, that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Company) by reason of the fact that such person is or was serving at the request of the Company, against expenses, judgments, fines, settlements, and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner such person reasonably believed to be in the best interest of the Company and, in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful.

Article VII, section 1 (in part), section 2, and section 3, provide that the Company shall have power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action by or in the right of the Company to procure a judgment in its favor by reason of the fact that such person is or was acting on behalf of the Company, against expenses actually and reasonably incurred by such person in connection with the defense or settlement of such action if such person acted in good faith, in a manner such person believed to be in the best interests of the Company, and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

No indemnification shall be made under Article VII, section 1: (a) in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable to the Company, unless and only to the extent that the court in which such action was brought shall determine upon application that, in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for the expenses which such court shall determine; (b) of amounts paid in settling or otherwise disposing of a threatened or pending action with or without court approval; or (c) of expense incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval.

Article VII, section 3, provides that, with certain exceptions, any indemnification under Article VII shall be made by the Company only if authorized in the specific case, upon a determination that indemnification of the person is proper in the circumstances because the person has met the applicable standard of conduct set forth in section 1 of Article VII by; (a) a majority vote of a quorum consisting of directors who are not parties to such proceeding; (b) approval of the shareholders, with the shares owned by the person to be indemnified not being entitled to vote thereon; or (c) the court in which such proceeding is or was pending upon application made by the Company or the indemnified person or the attorney or other persons rendering services in connection with the defense, whether or not such application by the attorney or indemnified person is opposed by the Company.

Article VII, section 7, provides that for purposes of Article VII, those persons subject to indemnification include any person who is or was a director, officer, or employee of the Company, or is or was serving at the request of the Company as a director, officer, or employee of another foreign or domestic corporation which was a predecessor corporation of the Company or of another enterprise at the request of such predecessor corporation.

Section 12 of the Trust Participation Agreement that is incorporated by reference in Exhibit 3(c)(i) of this Registration Statement as amended by Form of First Amendment to the Trust Participation Agreement that is filed as Exhibit 3(c)(ii) to this Registration Statement are hereby incorporated by reference in response to this item. Section 12.1 thereof provides that the Company will indemnify The Sierra Variable Trust (the "Trust") and Sierra Investment Services Corporation (the "Distributor") and their directors, trustees, officers and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company is responsible in this Registration Statement or otherwise or due to the Company's failure to meet its obligations under the Trust Participation Agreement. Section 12.2 thereof provides that the Distributor will indemnify the Trust, the Company, American General Equity Services Corporation ("AGESC") and their officers, trustees, employees and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement or otherwise or as a result of any failure by the Trust or the Distributor to meet its obligations under the Trust Participation Agreement.

Section 6 of the Master Marketing and Distribution Agreement that is filed as
Exhibit 3(a)(ii)(B) to this Registration Statement is hereby incorporated by reference in response to this item. Paragraph 5.1 thereof provides that the Company and AGESC will indemnify the Distributor and any other broker-dealer affiliated with the Distributor and contracted to sell the Contracts, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Company or AGESC is responsible in this Registration Statement or due to any negligent, illegal or fraudulent acts of the Company or AGESC. Paragraph 5.2 provides that the Distributor will indemnify the Company and AGESC, and their officers, directors and controlling persons from losses and costs due to any misstatements or omissions of material facts for which the Distributor or its affiliates are responsible in this Registration Statement, or as a result of any negligent, illegal or fraudulent acts or omissions by the Distributor.

The Agreement filed as Exhibit 3(d)(ii) to this Registration Statement is hereby incorporated by reference in response to this item. Pursuant to that Agreement, the Distributor and WM Advisors, Inc. agree to indemnify the Company and AGESC with respect to liabilities arising out of the negligence or bad faith of the Distributor, WM Advisors, Inc. or any sub-investment adviser to the Trust in performing their obligations to the Trust, including the obligations of WM Advisors, Inc. and the sub-investment advisers to operate the Trust in compliance with Sub-Chapter M and Section 817(h) of the Internal Revenue Code of 1986, as amended. The Distributor and the Adviser also agree to indemnify the Company and AGESC for 50% of any other liabilities or costs that they incur as a result of any failure of the Trust to comply with Sub-Chapter M or Section 817(h) that does not result from such negligence or bad faith.

The Distribution Agreement filed as Exhibit 3(a)(i) to this Registration Statement is hereby incorporated by reference in response to this item. Under part EIGHTH of that agreement, the Company agrees to indemnify AGESC from liabilities and costs that it may incur as a result of any misstatements or omissions of material facts in this Registration Statement or otherwise for which the Company is responsible; and AGESC agrees to indemnify the Company against costs and liabilities that the Company may incur as a result of any act of an employee of AGESC.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY

Separate Account A
Separate Account D
Separate Account VA-1
Separate Account VA-2
Separate Account VUL
Separate Account VUL-2

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE

Variable Account I
Variable Account II

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

Variable Account A
Variable Account B

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

Separate Account USL VA-R
Separate Account USL VL-R


(b) Management.


NAME AND PRINCIPAL                                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                                 AMERICAN GENERAL EQUITY SERVICES CORPORATION
--------------------                              -----------------------------------------------------
Mary Jane B. Fortin                               Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX  77019

David W. O'Leary                                  Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire                                   Director and Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kyle L. Jennings                                  Executive Vice President, General Counsel and Secretary
2929 Allen Parkway
Houston, TX 77019

Larry Blews                                       Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX  77019

Robert F. Herbert, Jr.                            Vice President
2727-A Allen Parkway
Houston, TX 77019

Deanna D. Osmonson                                Vice President
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL                                POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS                                 AMERICAN GENERAL EQUITY SERVICES CORPORATION
--------------------                              -----------------------------------------------------
T. Clay Spires                                    Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Rhonda Washington                                 Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Lauren W. Jones                                   Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                                          Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming                                   Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore                                  Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)   Not Applicable.

ITEM 30. LOCATION OF RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Companies at its principal executive office located at 2727-A Allen Parkway, Houston, TX 77019 or at American General Life Insurance Company's Administrative Office located at 3051 Hollis Drive, Springfield, Illinois 62704.

ITEM 31. MANAGEMENT SERVICES

None

ITEM 32. UNDERTAKINGS

Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by these prospectuses, a space that an applicant can check to request a Statement of Additional Information ("Statement"), or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can remove to send for a Statement; C) to deliver any Statement or financial statements required to be made available under this Form promptly upon written or oral request.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the contract owner's rights under the American Home Guarantee; (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to contract owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of American Home, free of charge upon a contract owner's request.

Representation Regarding Reasonableness of Aggregate Fees and Charges Deducted Under Contracts

The American General Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company.

                               POWERS OF ATTORNEY

      Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Don W. Cummings and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.


                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account D, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 30th day of April, 2010.

                             AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT D
                             (Registrant)

                       BY: AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

                       BY:   /s/ ROBERT F. HERBERT, JR.
                             ------------------------------------
                             ROBERT F. HERBERT, JR.
                             SENIOR VICE PRESIDENT,
                             TREASURER AND CONTROLLER

      Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

Signature                                 Title                                      Date
------------------------------------      -------------------------------------      -----------------------------
/s/ JAY S. WINTROB                        Director and Chairman                      April 30, 2010
------------------------------------      of the Board of Directors
JAY S. WINTROB

/s/ MARY JANE B. FORTIN                   Director, President and                    April 30, 2010
------------------------------------      Chief Executive Officer
MARY JANE B. FORTIN

/s/ DON W. CUMMINGS                       Director, Senior                           April 30, 2010
------------------------------------      Vice President and
DON W. CUMMINGS                           Chief Financial Officer

/s/ KYLE L. JENNINGS                      Director, Executive Vice                   April 30, 2010
------------------------------------      President, General Counsel
KYLE L. JENNINGS                          and Secretary

/s/ DAVID R. ARMSTRONG                    Director                                   April 30, 2010
------------------------------------
DAVID R. ARMSTRONG

/s/ ROBERT M. BEUERLEIN                   Director                                   April 30, 2010
------------------------------------
ROBERT M. BEUERLEIN

/s/ JEFFREY H. CARLSON                    Director                                   April 30, 2010
------------------------------------
JEFFREY H. CARLSON

/s/ DAVID W. O'LEARY                      Director                                   April 30, 2010
------------------------------------
DAVID W. O'LEARY

                                  SIGNATURES

      American Home Assurance Company has caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of April, 2010.

                            AMERICAN HOME ASSURANCE COMPANY

                      BY:   /s/ ROBERT S. SCHIMEK
                            --------------------------------------------
                            ROBERT S. SCHIMEK
                            CHIEF FINANCIAL OFFICER, SENIOR VICE
                            PRESIDENT AND TREASURER

      This Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                                      Date
------------------------------------      -------------------------------------      -----------------------------
*KRISTIAN PHILIP MOOR                     Director and Chairman                      April 30, 2010
------------------------------------
 KRISTIAN PHILIP MOOR

*JOHN QUINLAN DOYLE                       Director, President and                    April 30, 2010
------------------------------------      Chief Executive Officer
JOHN QUINLAN DOYLE



*ROBERT S. SCHIMEK                        Director, Chief Financial                  April 30, 2010
------------------------------------      Officer, Senior Vice
ROBERT S. SCHIMEK                         President, and Treasurer

/s/ PETER J. EASTWOOD                     Director                                   April 30, 2010
------------------------------------
PETER J. EASTWOOD

*DAVID NEIL FIELDS                        Director                                   April 30, 2010
------------------------------------
DAVID NEIL FIELDS

*DAVID LAWRENCE HERZOG                    Director                                   April 30, 2010
------------------------------------
DAVID LAWRENCE HERZOG

                                          Director
------------------------------------
LOUIS PHILIP IGLESIAS

*ROBERT EDWARD LEWIS                      Director                                   April 30, 2010
------------------------------------
ROBERT EDWARD LEWIS

/s/ MONIKA MARIA MACHON                   Director                                   April 30, 2010
------------------------------------
MONIKA MARIA MACHON

/s/ CHRISTOPHER LOUIS SPARRO              Director                                   April 30, 2010
------------------------------------
CHRISTOPHER LOUIS SPARRO

*NICHOLAS SHAW TYLER                      Director                                   April 30, 2010
------------------------------------
NICHOLAS SHAW TYLER

*NICHOLAS CHARLES WALSH                   Director                                   April 30, 2010
------------------------------------
NICHOLAS CHARLES WALSH

*MARK TIMOTHY WILLIS                      Director                                   April 30, 2010
------------------------------------
MARK TIMOTHY WILLIS

* BY: /S/ ROBERT S. SCHIMEK
      ------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit 14 to the Registration Statement)

                                Index of Exhibits

Exhibit No.
10.           Consent of Independent Registered Public Accounting Firm.